1933 Act File No. 33-55034
                                          1940 Act File No. 811-7364

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933             X
                                                                  ---

    Pre-Effective Amendment No.         ....................

    Post-Effective Amendment No.  15     ...................        X
                                ---------                         ---

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     X

    Amendment No. 19   .....................................        X
                 ------                                           ---

                        MONEY MARKET OBLIGATIONS TRUST II

               (Exact Name of Registrant as Specified in Charter)

                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000
                    (Address of Principal Executive Offices)

                                 (412) 288-1900
                         (Registrant's Telephone Number)

                           John W. McGonigle, Esquire,
                           Federated Investors Tower,
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective:

 _  immediately upon filing pursuant to paragraph (b)
 X  on March 31, 1998, pursuant to paragraph (b)
    60 days after filing pursuant to paragraph (a) (i) on pursuant to paragraph
    (a) (i) 75 days after filing pursuant to paragraph (a)(ii) on _________________ pursuant to paragraph (a)(ii) of Rule 485.

If appropriate, check the following box:

   This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                   Copies to:

Matthew G. Maloney, Esquire
Dickstein Shapiro Morin & Oshinsky LLP
2101 L Street, N.W.
Washington, DC  20037

                              CROSS-REFERENCE SHEET


    This Amendment to the Registration Statement of MONEY MARKET OBLIGATIONS TRUST II, which consists of three (3) portfolios: (1) Prime Cash Obligations Fund, consisting of three classes of shares, (a) Institutional Shares, (b) Institutional Service Shares and (c) Institutional Capital Shares; (2) Prime Value Obligations Fund, consisting of three classes of shares, (a) Institutional Shares, (b) Institutional Service Shares and (c) Institutional Capital Shares; and (3) Municipal Obligations Fund, consisting of three classes of shares, (a) Institutional Shares, (b) Institutional Service Shares and (c) Institutional Capital Shares, relates to all of the portfolios and is comprised of the following:

PART A.    INFORMATION REQUIRED IN A PROSPECTUS.



                                          Prospectus Heading
                                          (Rule 404(c) Cross Reference)

Item 1.     Cover Page....................(1-3) Cover Page.
Item 2.     Synopsis                      (1-3) Summary of Fund Expenses; (1-3) Financial Highlights.
Item 3.     Condensed Financial
             Information                  (1-3) Performance Information.
Item 4.     General Description of
             Registrant...................(1-3) General Information; (1-3) Investment Information; (1-3)
                                          Investment Objective; (1-3) Investment Policies;
                                          (1-3) Investment Risks; (1-3) Investment Limitations;
                                          (3)Municipal Securities (3).
Item                                      5. Management of the Fund (1-3) Fund
                                          Information; (1-3) Management of the
                                          Fund; (1-3) Distribution of
                                          Institutional/Institutional
                                          Service/Institutional Capital Shares;
                                          (1-3) Administration of the Fund.
Item 6.     Capital Stock and Other
             Securities...................(1-3) Dividends; (1-3) Capital Gains;
                                          (1-3) Account and Share Information;
                                          (1-3) Voting Rights; (1-3) Federal
                                          Income Tax; (1-3) State and Local
                                          Taxes; (1-3) Other Classes of Shares;
                                          (1-3) Last Meeting of Shareholders.
Item 7.     Purchase of Securities Being
             Offered......................(1-3) Net Asset Value; (1-3) How to Purchase Shares; (1-3) Purchasing
                                          Shares By Wire; (1-3) Purchasing Shares By Check; (1-3) Invest-by-Phone;
                                          Certificates and Confirmations; (1-3) Shareholder Services.
Item 8.     Redemption or Repurchase......(1-3) How to Redeem Shares;(1-3) Redeeming Shares By Telephone; (1-3) Redeeming
                                          Shares By Mail; (1-3) Accounts
                                          with Low Balances.
Item 9.     Pending Legal Proceedings.....None.




PART B.    INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION.

Item 10.    Cover Page....................(1-3) Cover Page.
Item 11.    Table of Contents.............(1-3) Table of Contents.
Item 12.    General Information and
             History                      (1-3) About Federated Investors.
Item 13.    Investment Objectives and
             Policies.....................(1-3) Investment Policies; (1-3) Investment Limitations;
                                          (1-3) Regulatory Compliance.
Item 14.    Management of the Fund........(1-3) Money Market Obligations Trust II Management.
Item 15.    Control Persons and Principal
             Holders of Securities        (1-3) Share Ownership.
Item 16.    Investment Advisory and Other
             Services.....................(1-3) Investment Advisory Services; (1-3) Other Services;
                                          (1-3) Shareholder Services.
Item 17.    Brokerage Allocation..........(1-3) Brokerage Transactions.
Item 18.    Capital Stock and Other
             Securities...................(1-3) Massachusetts Partnership Law.
Item 19.    Purchase, Redemption and
             Pricing of Securities
             Being Offered................(1-3) Determining Net Asset Value. (1-3) Redemption in Kind.
Item 20.    Tax Status....................(1-3) The Fund's Tax Status;.
Item 21.    Underwriters                  Not Applicable.
Item 22.    Calculation of Performance
             Data                         (1-3) Performance Information.
Item 23.    Financial Statements          Filed in Part A.


Municipal Obligations Fund

(A Portfolio of Money Market Obligations Trust II)

Institutional Shares

PROSPECTUS

The Institutional Shares of Municipal Obligations Fund (the "Fund") offered by this prospectus represent interests in a portfolio of Money Market Obligations Trust II (the "Trust"), an open-end management investment company (a mutual fund). The Fund invests in short-term municipal securities to provide current income exempt from federal regular income tax consistent with stability of
principal.      THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR
OBLIGATIONS OF ANY BANK, ARE NOT ENDORSED OR GUARANTEED BY ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THESE SHARES INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL. THE FUND ATTEMPTS TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE; THERE CAN BE NO ASSURANCE THAT THE FUND WILL BE ABLE TO DO SO.

This prospectus contains the information you should read and know before you invest in the Fund. Keep this prospectus for future reference.

The Fund has also filed a Statement of Additional Information dated March 31, 1998, with the Securities and Exchange Commission ("SEC"). The information contained in the Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Statement of Additional Information or a paper copy of this prospectus, if you have received your prospectus electronically, free of charge by calling 1-800-341-7400. To obtain other information, or make inquiries about the Fund, contact the Fund at the address listed in the back of this prospectus. The Statement of Additional Information, material incorporated by reference into this document, and other information regarding the Fund is maintained electronically with the SEC at
Internet Web site (http://www.sec.gov).      THESE SECURITIES HAVE NOT BEEN
APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
Prospectus dated March 31, 1998      TABLE OF CONTENTS
 Summary of Fund Expenses 1 Financial Highlights--Institutional Shares 2 General Information 3 Investment Information 3 Investment Objective 3 Investment Policies 3 Municipal Securities 5 Investment Risks 5 Investment Limitations 6 Fund Information 6 Management of the Fund 6 Distribution of Institutional Shares 7 Administration of the Fund 7 Net Asset Value 7 How to Purchase Shares 7 Purchasing Shares by Wire 8 Purchasing Shares by Check 8 Invest-by-Phone 8 How to Redeem Shares 8 Redeeming Shares by Telephone 8 Redeeming Shares by Mail 8 Account and Share Information 9 Dividends 9 Capital Gains 9 Account Activity 9 Accounts with Low Balances 9 Voting Rights 9 Tax Information 9 Federal Income Tax 9 State and Local Taxes 10 Other Classes of Shares 10 Performance Information 10 Financial Highlights--Institutional Capital Shares 11 Financial Highlights--Institutional Service Shares 12 Financial Statements 13 Report of Ernst & Young LLP, Independent Auditors 26

SUMMARY OF FUND EXPENSES

                                    INSTITUTIONAL SHARES
                              Shareholder Transaction Expenses
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price) None Maximum Sales Charge Imposed on Reinvested (as a percentage of offering price) None Contingent Deferred Sales Charge (as a percentage of original purchase price
 or redemption proceeds, as applicable)                                                 None
Redemption Fee (as a percentage of original purchase price or redemption                None
Exchange Fee                                                                            None

                                   ANNUAL OPERATING EXPENSES

Management Fee (after waiver)(1)                                                        0.00%
12b-1 Fee                                                                               None
Total Other Expenses (after expense reimbursement)                                      0.18%
     Shareholder Services Fee (after waiver)(2)                                         0.00%
Total Operating Expenses(3)                                                             0.18%

(1) The management fee has been reduced to reflect the voluntary waiver of the management fee. The adviser can terminate this voluntary waiver at any time at its sole discretion. The maximum management fee is 0.20%.

(2) Institutional Shares has no present intention of paying or accruing the shareholder services fee during the fiscal year ending in January 31, 1999. If Institutional Shares were paying or accruing the shareholder services fee, Institutional Shares would be able to pay up to 0.25% of its average daily net assets for the shareholder services fee. See "Fund Information."

(3) The total Institutional Shares operating expenses would have been 0.41% absent the voluntary waiver of the management fee and the voluntary reimbursement of certain other operating expenses.

The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of Institutional Shares of the Fund will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see "Fund Information." Wire-transferred redemptions of less than $5,000 may be subject to additional fees.

EXAMPLE
You would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.

1 Year           $ 2
3 Years          $ 6
5 Years          $10
10 Years         $23

THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

FINANCIAL HIGHLIGHTS--INSTITUTIONAL SHARES

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Reference is made to the Report of Ernst & Young LLP, Independent Auditors on page 26.

                             YEAR ENDED JANUARY 31,
                                                      1998      1997      1996      1995     1994(a)
 NET ASSET VALUE, BEGINNING OF PERIOD                $ 1.00    $ 1.00    $ 1.00   $ 1.00    $ 1.00
 INCOME FROM INVESTMENT OPERATIONS
   Net investment income                               0.04      0.04      0.04     0.03      0.02
 LESS DISTRIBUTIONS
   Distributions from net investment income           (0.04)    (0.04)    (0.04)   (0.03)    (0.02)
   Distributions from net realized gains                 --        --     (0.00)**    --        --
 NET ASSET VALUE, END OF PERIOD                      $ 1.00    $ 1.00    $ 1.00   $ 1.00    $ 1.00
 TOTAL RETURN(B)                                       3.68%     3.56%     4.03%    3.04%     2.46%
 RATIOS TO AVERAGE NET ASSETS
   Expenses                                            0.18%     0.18%     0.18%    0.15%     0.13%*
   Net investment income                               3.57%     3.48%     3.95%    2.86%     2.53%*
   Expense waiver/reimbursement(c)                     0.23%     0.20%     0.12%    0.16%     0.38%*
 SUPPLEMENTAL DATA
   Net assets, end of period (000 omitted)         $217,838  $159,561  $135,120  $93,595  $350,975

* Computed on an annualized basis.

** Amount represents less than $0.0001 per share.

(a) Reflects operations for the period from February 8, 1993 (date of initial public investment) to January 31, 1994.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

GENERAL INFORMATION

The Trust was established as a Massachusetts business trust under a Declaration of Trust dated November 16, 1992. The Declaration of Trust permits the Trust to offer separate series of shares representing interests in separate portfolios of securities. The shares in any one portfolio may be offered in separate classes. With respect to this Fund, as of the date of this prospectus, the Board of Trustees (the "Trustees") has established three classes of shares known as Institutional Shares, Institutional Service Shares, and Institutional Capital Shares. This prospectus relates only to Institutional Shares of the Fund, which are designed primarily for entities holding shares in an agency or fiduciary capacity, financial institutions, financial intermediaries and institutional investors as a convenient means of accumulating an interest in a professionally managed portfolio investing in short-term municipal securities. The Fund may not be a suitable investment for retirement plans because it invests in municipal securities. A minimum initial investment of $1,000,000 over a one-year period is
required.      The Fund attempts to stabilize the value of a share at $1.00.
Shares are currently sold and redeemed at that price.

INVESTMENT INFORMATION

INVESTMENT OBJECTIVE

The investment objective of the Fund is to provide current income exempt from all federal regular income tax consistent with stability of principal. This investment objective may be changed by the Trustees without shareholder approval. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by complying with the diversification and other requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds, and by following the investment policies described in this prospectus.

INVESTMENT POLICIES

The Fund pursues its investment objective by investing in a portfolio of municipal securities maturing in 13 months or less. The average maturity of the securities in the Fund's portfolio, computed on a dollar-weighted basis, will be 90 days or less. As a matter of investment policy, which cannot be changed without shareholder approval, at least 80% of the Fund's annual interest income will be exempt from federal regular income tax. (Federal regular income tax does not include the federal individual alternative minimum tax or the federal alternative minimum tax for corporations.) Unless indicated otherwise, the investment policies may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in these policies
becomes effective.      ACCEPTABLE INVESTMENTS

The Fund invests primarily in debt obligations issued by or on behalf of states, territories, and possessions of the United States, including the District of Columbia, and any political subdivision or financing authority of any of these, the income from which is, in the opinion of qualified legal counsel, exempt from federal regular income tax ("Municipal Securities"). Examples of Municipal Securities include, but are not limited to:

   * tax and revenue anticipation notes issued to finance work-ing capital needs to anticipation of receiving taxes or other revenues;
   * bond anticipation notes that are intended to be refinanced through a later issuance of longer-term bonds;
   * municipal commercial paper and other short-term notes; * variable rate demand notes; * municipal bonds (including bonds having serial maturities and pre-refunded bonds) and leases; and
   * participation, trust, and partnership interests in any of the foregoing obligations.

VARIABLE RATE DEMAND NOTES

Variable rate demand notes are long-term debt instruments that have variable or floating interest rates and provide the Fund with the right to tender the security for repurchase at its stated principal amount plus accrued interest. Such securities typically bear interest at a rate that is intended to cause the securities to trade at par. The interest rate may float or be adjusted at regular intervals (ranging from daily to annually), and is normally based on a published interest rate or interest rate index. Most variable rate demand notes allow the Fund to demand the repurchase of the security on not more than seven days prior notice. Other notes only permit the Fund to tender the security at the time of each interest rate adjustment or at other fixed intervals. See "Demand Features." The Fund treats variable rate demand notes as maturing on the later of the date of the next interest rate adjustment or the date on which the Fund may next tender the security for repurchase.

PARTICIPATION INTERESTS

The Fund may purchase interests in Municipal Securities from financial institutions such as commercial and investment banks, savings associations, and insurance companies. These interests may take the form of participations, beneficial interests in a trust, partnership interests, or any other form of indirect ownership that allows the Fund to treat the income from the investment as exempt from federal income tax. The Fund invests in these participation interests in order to obtain credit enhancement or demand features that would not be available through direct ownership of the underlying Municipal
Securities.      MUNICIPAL LEASES

Municipal leases are obligations issued by state and local governments or authorities to finance the acquisition of equipment and facilities. They may take the form of a lease, an installment purchase contract, a conditional sales contract, or a participation interest in any of the above. Lease obligations may be subject to periodic appropriation. Municipal leases are subject to certain specific risks in the event of default or failure of appropriation.

CREDIT ENHANCEMENT

Certain of the Fund's acceptable investments may be creditenhanced by a guaranty, letter of credit, or insurance. Any bankruptcy, receivership, default, or change in the credit quality of the party providing the credit enhancement will adversely affect the quality and marketability of the underlying security and could cause losses to the Fund and affect its share price.

DEMAND FEATURES

The Fund may acquire securities that are subject to puts and standby commitments ("demand features") to purchase the securities at their principal amount (usually with accrued interest) within a fixed period (usually seven days) following a demand by the Fund. The demand feature may be issued by the issuer of the underlying securities, a dealer in the securities, or by another third party, and may not be transferred separately from the underlying security. The Fund uses these arrangements to provide the Fund with liquidity and not to protect against changes in the market value of the underlying securities. The bankruptcy, receivership, or default by the issuer of the demand feature, or a default on the underlying security or other event that terminates the demand feature before its exercise, will adversely affect the liquidity of the underlying security. Demand features that are exercisable even after a payment default on the underlying security may be treated as a form of credit enhancement.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Fund may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices.

The Fund may dispose of a commitment prior to settlement if the adviser deems it appropriate to do so. In addition, the Fund may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Fund may realize short-term profits or losses upon the sale of such commitments.

REPURCHASE AGREEMENTS

Certain securities in which the Fund invests may be purchased pursuant to repurchase agreements. Repurchase agreements are arrangements in which banks, broker/dealers, and other recognized financial institutions sell securities to the Fund and agree at the time of sale to repurchase them at a mutually agreed-upon time and price. To the extent that the seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities.

REVERSE REPURCHASE AGREEMENTS

The Fund may also enter into reverse repurchase agreements. These transactions are similar to borrowing cash. In a reverse repurchase agreement, the Fund transfers possession of a portfolio instrument in return for a percentage of the instrument's market value in cash and agrees that on a stipulated date in the future the Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed-upon rate. The use of reverse repurchase agreements may enable the Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but does not ensure this result. However, liquid assets of the Fund, in a dollar amount sufficient to make payment for the securities to be purchased, are: segregated on the Fund's records at the trade date; marked to market daily; and maintained until
the transaction is settled.      RESTRICTED AND ILLIQUID SECURITIES

The Fund may invest in restricted securities. Restricted securities are any securities in which the Fund may invest pursuant to its investment objective and policies, but which are subject to restrictions on resale under federal securities law. Under criteria established by the Trustees, certain restricted securities are determined to be liquid. To the extent that restricted securities are not determined to be liquid the Fund will limit their purchase, together with other illiquid securities, including non-negotiable time deposits and repurchase agreements providing for settlement in more than seven days after notice to 10% of its net assets.

TEMPORARY INVESTMENTS

From time to time, when the investment adviser determines that market conditions call for a temporary defensive posture, the Fund may invest in tax-exempt or taxable securities, all of comparable quality to the securities in which the Fund invests, such as: obligations issued by or on behalf of municipal or corporate issuers; obligations issued or guaranteed by the U.S. government, its agencies, or instrumentalities; instruments issued by a U.S. branch of a domestic bank or other deposit institutions having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment; and repurchase agreements. Although the Fund is permitted to make taxable, temporary
investments, there is no current intention to do so.     INVESTING IN SECURITIES
OF OTHER INVESTMENT COMPANIES

The Fund may invest its assets in securities of other investment companies as an efficient means of carrying out its investment policies. It should be noted that investment companies incur certain expenses, such as management fees, and, therefore, any investment by the Fund in shares of other investment companies may be subject to such duplicate expenses.

MUNICIPAL SECURITIES

Municipal Securities are generally issued to finance public works, such as airports, bridges, highways, housing, hospitals, mass transportation projects, schools, streets, and water and sewer works. They are also issued to repay outstanding obligations, to raise funds for general operating expenses, and to make loans to other public institutions and facilities.

Municipal Securities include industrial development bonds issued by or on behalf of public authorities to provide financing aid to acquire sites or construct and equip facilities for privately or publicly owned corporations. The availability of this financing encourages these corporations to locate within the sponsoring communities and thereby increases local employment.

The two principal classifications of Municipal Securities are "general obligations" and "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its full faith and credit and taxing power for the payment of principal and interest. Interest on and principal of revenue bonds, however, are payable only from the revenue generated by the facility financed by the bond or other specified sources of revenue. Revenue bonds do not represent a pledge of credit or create any debt of or charge against the general revenues of a municipality or public authority. Industrial development bonds are typically classified as revenue bonds.

INVESTMENT RISKS

Municipal Securities depend on a variety of factors, including: the general conditions of the short-term municipal note market and of the municipal bond market; the size of the particular offering; the maturity of the obligations; and the rating of the issue. The ability of the Fund to achieve its investment objective also depends on the continuing ability of the issuers of Municipal Securities and participation interests, or the credit enhancers of either, to meet their obligations for the payment of interest and principal when due. In addition, from time to time, the supply of Municipal Securities acceptable for purchase by the Fund could become limited.

The Fund may invest in Municipal Securities which are repayable out of revenue streams generated from economically related projects or facilities and/or whose issuers are located in the same state. Sizable investments in these Municipal Securities could involve an increased risk to the Fund should any of these related projects or facilities experience financial difficulties.

Obligations of issuers of Municipal Securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors. In addition, the obligations of such issuers may become subject to laws enacted in the future by Congress, state legislators, or referenda extending the time for payment of principal and/or interest, or imposing other constraints upon enforcement of such obligations or upon the ability of states or municipalities to levy taxes. There is also the possibility that, as a result of litigation or other conditions, the power or ability of any issuer to pay, when due, the principal of and interest on its municipal securities may be materially affected.

INVESTMENT LIMITATIONS

The Fund may not:

   * borrow money, except that the Fund may (i) borrow money for temporary or emergency purposes (not for leveraging or investment) from banks, or subject to specific authorization by the SEC, from funds advised by the adviser or an affiliate of the adviser, and (ii) engage in reverse repurchase agreements, provided that (i) and (ii) in combination do not exceed one-third of the value of the Fund's total assets (including the amount borrowed) less liabilities (other than borrowings). The Fund may not mortgage, pledge, or hypothecate any assets except in connection with such borrowings and reverse repurchase agreements and then only in amounts not exceeding one-third of the value of the Fund's total assets at the time of such borrowing; or

   * purchase any securities which would cause 25% or more of the value of its total assets at the time of such purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, or in industrial development bonds or other securities, the interest upon which is paid from revenues of similar types of projects (unless the Fund is in a temporary defensive position); provided that there is no limitation with respect to investments in U.S. government securities.

The above investment limitations cannot be changed without shareholder approval.

FUND INFORMATION

MANAGEMENT OF THE FUND

BOARD OF TRUSTEES

The Fund is managed by a Board of Trustees. The Trustees are responsible for managing the Fund's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. An Executive Committee of the Board of Trustees handles the Board's responsibilities between meetings of the Board.

INVESTMENT ADVISER

Investment decisions for the Fund are made by Federated Management, the Fund's investment adviser, subject to direction by the Trustees. The adviser continually conducts investment research and supervision for the Fund and is responsible for the purchase and sale of portfolio instruments.

ADVISORY FEES

The adviser receives an annual investment advisory fee equal to 0.20% of the Fund's average daily net assets. The adviser may voluntarily choose to waive a portion of its fee or reimburse other expenses of the Fund, but reserves the right to terminate such waiver or reimbursement at any time at its sole discretion.

ADVISER'S BACKGROUND

Federated Management, a Delaware business trust, organized on April 11, 1989, is a registered investment adviser under the Investment Advisers Act of 1940. It is a subsidiary of Federated Investors. All of the Class A (voting) shares of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, Chairman and Trustee of Federated Investors, Mr. Donahue's wife, and Mr. Donahue's son, J. Christopher Donahue, who is President and Trustee of
Federated Investors.     Federated Management and other subsidiaries of
Federated Investors serve as investment advisers to a number of investment companies and private accounts. Certain other subsidiaries also provide administrative services to a number of investment companies. With over $120 billion invested across more than 300 funds under management and/or administration by its subsidiaries, as of December 31, 1997, Federated Investors is one of the largest mutual fund investment managers in the United States. With more than 2,000 employees, Federated continues to be led by the management who founded the company in 1955. Federated funds are presently at work in and
through approximately 4,000 financial institutions nationwide.      Both the
Trust and the adviser have adopted strict codes of ethics governing the conduct of all employees who manage the Fund and its portfolio securities. These codes recognize that such persons owe a fiduciary duty to the Fund's shareholders and must place the interests of shareholders ahead of the employees' own interests. Among other things, the codes: require preclearance and periodic reporting of personal securities transactions; prohibit personal transactions in securities being purchased or sold, or being considered for purchase or sale, by the Fund; prohibit purchasing securities in initial public offerings; and prohibit taking profits on securities held for less than sixty days. Violations of the codes are subject to review by the Trustees, and could result in severe penalties.

DISTRIBUTION OF INSTITUTIONAL SHARES

Federated Securities Corp. is the principal distributor for Institutional Shares of the Fund. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors.

SHAREHOLDER SERVICES

The Fund has entered into a Shareholder Services Agreement with Federated Shareholder Services, a subsidiary of Federated Investors, under which the Fund may make payments up to 0.25% of the average daily net asset value of its shares, computed at an annual rate, to obtain certain personal services for shareholders and to maintain shareholder accounts. From time to time and for such periods as deemed appropriate, the amount stated above may be reduced voluntarily. Under the Shareholder Services Agreement, Federated Shareholder Services will either perform shareholder services directly or will select financial institutions to perform shareholder services. Financial institutions will receive fees based upon shares owned by their clients or customers. The schedules of such fees and the basis upon which such fees will be paid will be determined from time to time by the Fund and Federated Shareholder Services.

Currently, Institutional Shares are accruing no Shareholder Services fees.

SUPPLEMENTAL PAYMENTS TO FINANCIAL INSTITUTIONS

In addition to payments made pursuant to the Shareholder Services Agreement, Federated Securities Corp. and Federated Shareholder Services, from their own assets, may pay financial institutions supplemental fees for the performance of substantial sales services, distribution-related support services, or shareholder services. The support may include sponsoring sales, educational, and training seminars for their employees, providing sales literature, and engineering computer software programs that emphasize the attributes of the Fund. Such assistance will be predicated upon the amount of shares the financial institution sells or may sell, and/or upon the type and nature of sales or marketing support furnished by the financial institution. Any payments made by the distributor may be reimbursed by the Fund's investment adviser or its
affiliates.      ADMINISTRATION OF THE FUND

ADMINISTRATIVE SERVICES

Federated Services Company, a subsidiary of Federated Investors, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund at an annual rate which relates to the average aggregate daily net assets of all funds advised by affiliates of Federated Investors specified below:

 MAXIMUM              AVERAGE AGGREGATE
   FEE                 DAILY NET ASSETS
 0.150%            on the first $250 million
 0.125%            on the next $250 million
 0.100%            on the next $250 million
 0.075%     on assets in excess of $750 million

The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of shares. Federated Services Company may choose voluntarily to waive a portion of its fee.

NET ASSET VALUE

The Fund attempts to stabilize the net asset value of shares at $1.00 by valuing the portfolio securities using the amortized cost method. The net asset value per share is determined by subtracting liabilities attributable to Institutional Shares from the value of Fund assets attributable to Institutional Shares, and dividing the remainder by the number of Institutional Shares outstanding. The Fund cannot guarantee that its net asset value will always remain at $1.00 per
share.     The net asset value is determined at 12:00 noon, 3:00 p.m. (Eastern time), and as of the close of trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange, Monday through Friday, except on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence
Day, Labor Day, Thanksgiving Day, and Christmas Day.      HOW TO PURCHASE SHARES

Shares are sold at their net asset value, without a sales charge, next determined after an order is received, on days on which the New York Stock Exchange is open for business. Shares may be purchased either by wire or by check. The Fund reserves the right to reject any purchase request.

To make a purchase, open an account by calling Federated Securities Corp. Information needed to establish the account will be taken by telephone. The minimum initial investment is $1,000,000. However, an account may be opened with a smaller amount as long as the minimum is reached within one year of opening the account. Financial institutions may impose different minimum investment requirements on their customers.

PURCHASING SHARES BY WIRE

Shares may be purchased by Federal Reserve wire by calling the Fund before 3:00 p.m. (Eastern time) to place an order. The order is considered received immediately. Payment by federal funds must be received before 3:00 p.m. (Eastern time) that day. Federal funds should be wired as follows: Federated Shareholder Services Company, c/o State Street Bank and Trust Company, Boston, MA;
Attention: EDGEWIRE; For Credit to: Municipal Obligations Fund--Institutional Shares; Fund Number (this number can be found on the account statement or by contacting the Fund); Group Number or Order Number; Nominee or Institution Name; and ABA Number 011000028. Shares cannot be purchased by wire on holidays when wire transfers are restricted. Questions on wire purchases should be directed to your shareholder services representative at the telephone number listed on your account statement.

PURCHASING SHARES BY CHECK

Shares may be purchased by sending a check to Federated Shareholder Services Company, P.O. Box 8600, Boston, MA 02266-8600. The check should be made payable to: Municipal Obligations Fund--Institutional Shares. Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received), and shares begin earning dividends the next day.

INVEST-BY-PHONE

Once an account has been opened, a shareholder may use invest-by-phone for investments if an authorization form has been filed with Federated Shareholder Services Company, the transfer agent for shares of the Fund. Approximately two weeks after sending the form to Federated Shareholder Services Company, the shareholder may call Federated Shareholder Services Company to purchase shares. Federated Shareholder Services Company will send a request for monies to the shareholder's commercial bank, savings bank, or credit union ("bank") via the Automated Clearing House. The shareholder's bank, which must be an Automated Clearing House member, will then forward the monies to Federated Shareholder Services Company. The purchase is normally entered the next business day after the initial phone request. For further information and an application, call the Fund.

HOW TO REDEEM SHARES

Shares are redeemed at their net asset value next determined after Federated Shareholder Services Company receives the redemption request. Redemptions will be made on days on which the Fund computes its net asset value. Redemption requests must be received in proper form and can be made as described below.

REDEEMING SHARES BY TELEPHONE

Redemptions in any amount may be made by calling the Fund provided the Fund has a properly completed authorization form. These forms can be obtained from Federated Securities Corp. Proceeds from redemption requests received before 12:00 noon (Eastern time) will be wired the same day to the shareholder's account at a domestic commercial bank which is a member of the Federal Reserve System, but will not include that day's dividend. Proceeds from redemption requests received after that time include that day's dividend but will be wired the following business day. Proceeds from redemption requests on holidays when wire transfers are restricted will be wired the following business day. Questions about telephone redemptions on days when wire transfers are restricted should be directed to your shareholder services representative at the telephone
number listed on your account statement.     Telephone instructions may be
recorded, and if reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions.
In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If this occurs, "Redeeming Shares by Mail" should be considered. If at any time the Fund shall determine it necessary to terminate or modify the telephone redemption privilege, shareholders would be promptly notified.

REDEEMING SHARES BY MAIL

Shares may be redeemed in any amount by mailing a written request to: Federated Shareholder Services Company, P.O. Box 8600, Boston, MA 02266-8600. If share certificates have been issued, they should be sent unendorsed with the written request by registered or certified mail to the address noted above.

The written request should state: the Fund name and the class designation; the account name as registered with the Fund; the account number; and the number of shares to be redeemed or the dollar amount requested. All owners of the account must sign the request exactly as the shares are registered. Normally, a check for the proceeds is mailed within one business day, but in no event more than seven days, after the receipt of a proper written redemption request. Dividends are paid up to and including the day that a redemption request is processed.

Shareholders requesting a redemption of any amount to be sent to an address other than that on record with the Fund or a redemption payable other than to the shareholder of record must have their signatures guaranteed by a commercial or savings bank, trust company, or savings association whose deposits are insured by an organization which is administered by the Federal Deposit Insurance Corporation; a member firm of a domestic stock exchange; or any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934. The Fund does not accept signatures guaranteed by a notary public.

ACCOUNT AND SHARE INFORMATION

DIVIDENDS

Dividends are declared daily and paid monthly. Dividends are automatically reinvested on payment dates in additional shares of the Fund unless cash payments are requested by writing to the Fund. Shares purchased by wire before 3:00 p.m. (Eastern time) begin earning dividends that day. Shares purchased by check begin earning dividends the day after the check is converted into federal funds.

CAPITAL GAINS

The Fund does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund will distribute in cash or additional shares any realized net long-term capital gains at least once every 12 months.

ACCOUNT ACTIVITY

Shareholders will receive periodic statements reporting all account activity, including dividends paid. The Fund will not issue share certificates.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, the Fund may redeem shares in any account, except accounts maintained by retirement plans, and pay the proceeds to the shareholder if the account balance falls below a required minimum value of $1,000,000 due to shareholder redemptions. Before shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional shares to meet the minimum requirement.

VOTING RIGHTS

Each share of the Trust owned by a shareholder gives that shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All shares of all classes of each portfolio in the Trust have equal voting rights, except that in matters affecting only a particular portfolio or class, only shareholders of that portfolio or class are entitled to vote. The Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Trust's or the Fund's operation and for election of Trustees under certain circumstances.

Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting shall be called by the Trustees upon the written request of
shareholders owning at least 10% of the outstanding shares of the Trust.     As
of March 2, 1998, Compass Bank, Birmingham, Alabama owned 36.31% of the voting securities of the Fund, and, therefore, may, for certain purposes, be deemed to control the Fund and be able to affect the outcome of certain matters presented
for a vote of shareholders.      TAX INFORMATION

FEDERAL INCOME TAX

The Fund will pay no federal income tax because it expects to meet requirements of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. The Fund will be treated as a single, separate entity for federal income tax purposes so that income (including capital gains) and losses realized by the Trust's other portfolios will not be combined for tax purposes with those realized by the Fund.

Shareholders are not required to pay the federal regular income tax on any dividends received from the Fund that represent net interest on tax-exempt municipal bonds. However, under the Tax Reform Act of 1986, dividends representing net interest earned on certain "private activity" bonds issued after August 7, 1986, may be included in calculating the federal individual alternative minimum tax or the federal alternative minimum tax for corporations. The Fund may purchase, within the limits of its investment policies, all types of municipal bonds, including private activity bonds.

The alternative minimum tax applies when it exceeds the regular tax for the taxable year. Alternative minimum taxable income is equal to the regular taxable income of the taxpayer increased by certain "tax preference" items not included in regular taxable income and reduced by only a portion of the deductions allowed in the calculation of the regular tax.

Dividends of the Fund representing net interest income earned on some temporary investments and any realized net short-term gains are taxed as ordinary income.

These tax consequences apply whether dividends are received in cash or as additional shares.

STATE AND LOCAL TAXES

Because interest received by the Fund may not be exempt from all state and local income taxes, shareholders may be required to pay state and local taxes on dividends received from the Fund. Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax
laws.      OTHER CLASSES OF SHARES     The Fund also offers other classes.
Institutional Service Shares and Institutional Capital Shares are sold at net asset value primarily to financial institutions, financial intermediaries, and institutional investors and are subject to a minimum initial investment of
$1,000,000.      All classes are subject to certain of the same expenses.

Neither Institutional Service Shares nor Institutional Capital Shares are distributed with a 12b-1 Plan but both are subject to shareholder services fees.

Expense differences between classes may affect the performance of each class.

To obtain more information and a prospectus for any other class, investors may call 1-800-341-7400.

PERFORMANCE INFORMATION

From time to time, the Fund advertises its yield, effective yield, tax-equivalent yield, and total return. The performance figures will be calculated separately for each class of shares.

Yield represents the annualized rate of income earned on an investment over a seven-day period. It is the annualized dividends earned during the period on an investment shown as a percentage of the investment. The effective yield is calculated similarly to the yield, but when annualized, the income earned by an investment is assumed to be reinvested daily. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment. The tax-equivalent yield is calculated similarly to the yield, but is adjusted to reflect the taxable yield that would have to be earned to equal
the Fund's tax-exempt yield, assuming a specific tax rate.      Total return
represents the change, over a specified period of time, in the value of an investment in the shares after reinvesting all income distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.

From time to time, advertisements for the Fund may refer to ratings, rankings, and other information in certain financial publications and/or compare the Fund's performance to certain indices.

FINANCIAL HIGHLIGHTS--INSTITUTIONAL CAPITAL SHARES

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                YEAR ENDED
                                                                JANUARY 31,
                                                            1998           1997(a)
NET ASSET VALUE, BEGINNING OF PERIOD                       $ 1.00          $ 1.00
INCOME FROM INVESTMENT OPERATIONS
 Net investment income                                       0.04            0.03
LESS DISTRIBUTIONS
 Distributions from net investment income                   (0.04)          (0.03)
NET ASSET VALUE, END OF PERIOD                             $ 1.00          $ 1.00
TOTAL RETURN(B)                                              3.56%           3.42%
RATIOS TO AVERAGE NET ASSETS
 Expenses                                                    0.30%           0.30%
 Net investment income                                       3.53%           2.90%
 Expense waiver/reimbursement(c)                             0.38%           0.35%
SUPPLEMENTAL DATA
 Net assets, end of period (000 omitted)                  $17,701           $0.30

(a) Reflects operations for the period from February 1, 1996 (date of initial public offering) to January 31, 1997.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

FINANCIAL HIGHLIGHTS--INSTITUTIONAL SERVICE SHARES

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                               YEAR ENDED
                                                               JANUARY 31,
                                                          1998          1997(a)
NET ASSET VALUE, BEGINNING OF PERIOD                     $ 1.00         $ 1.00
INCOME FROM INVESTMENT OPERATIONS
 Net investment income                                     0.03           0.03
LESS DISTRIBUTIONS
 Distributions from net investment income                 (0.03)         (0.03)
NET ASSET VALUE, END OF PERIOD                           $ 1.00         $ 1.00
TOTAL RETURN(B)                                            3.43%          3.31%
RATIOS TO AVERAGE NET ASSETS
 Expenses                                                  0.43%          0.43%
 Net investment income                                     3.48%          3.08%
 Expense waiver/reimbursement(c)                           0.23%          0.21%
SUPPLEMENTAL DATA
 Net assets, end of period (000 omitted)                $41,216          $0.30

(a) Reflects operations for the period from February 1, 1996 (date of initial public offering) to January 31, 1997.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

PORTFOLIO OF INVESTMENTS

MUNICIPAL OBLIGATIONS FUND

JANUARY 31, 1998

      PRINCIPAL
       AMOUNT                                                                            VALUE

 (A) SHORT-TERM MUNICIPALS--96.7%
 ALABAMA--3.3%
 $          3,500,000 Alabama State IDA, Revenue Bonds Weekly VRDNs (Southern Bag    $    3,500,000
                      Corporation, Ltd.)/ (SouthTrust Bank of Alabama, Birmingham
                      LOC)
            5,500,000 Phoenix City, AL IDB, Environmental Improvement Revenue Bonds       5,500,000
                      (Series 1990A) Daily VRDNs (Mead Coated Board)/(Sumitomo Bank
                      Ltd., Osaka LOC)
                        TOTAL                                                             9,000,000
 ARIZONA--1.6%
            4,495,000 Pima County, AZ IDA, Single Family Mortgage (PA-159) Weekly         4,495,000
                      VRDNs (GNMA COL)/(Merrill Lynch Capital Services, Inc. LIQ)
 ARKANSAS--1.3%
            1,000,000 Arkadelphia, AR, Industrial Development Revenue Bonds (Series       1,000,000
                      1996) Weekly VRDNs (Siplast, Inc.)/(Den Danske Bank A/S LOC)
            2,700,000 Arkansas Development Finance Authority, Single Family               2,700,000
                      Mortgage Revenue Bonds (1997 Series D), 4.05% TOBs, Mandatory
                      Tender 7/1/1998
                        TOTAL                                                             3,700,000
 COLORADO--2.5%
            7,000,000 Denver (City & County), CO, Airport System Subordinate              7,000,000
                      Revenue Bonds (Series 1997A), 3.60% CP (Bayerische Landesbank
                      Girozentrale LOC), Mandatory Tender 5/20/1998
 CONNECTICUT--1.5%
            4,115,000 Connecticut State HFA, (PT-81) Weekly VRDNs (Rabobank               4,115,000
                      Nederland, Utrecht LIQ)
 DISTRICT OF COLUMBIA--0.9%
            2,500,000 District of Columbia Housing Finance Agency, (Series 1997C),        2,500,000
                      4.05% TOBs (AIG Funding, Inc. INV), Mandatory Tender 9/1/1998
 GEORGIA--10.9%
            1,300,000 Bowdon, GA Development Authority Weekly VRDNs (Trintex              1,300,000
                      Corp.)/(First Union National Bank, Charlotte, NC LOC)
            2,215,000 Burke County, GA Development Authority, (Series 1996), 3.90%        2,215,000
                      TOBs (Oglethorpe Power Corp. Vogtle Project), Optional Tender
                      4/30/1998
            4,305,000 Burke County, GA Development Authority, (Series 1997C), 3.90%       4,305,000
                      TOBs (Oglethorpe Power Corp. Vogtle Project), Optional Tender
                      5/28/1998
            8,000,000 Clayton County, GA Development Authority, (Series 1994)             8,000,000
                      Weekly VRDNs (Lear Seating Corp.)/ (Chase Manhattan Bank
                      N.A., New York LOC)
            1,440,000 Franklin County, GA Industrial Building Authority, (Series          1,440,000
                      1995) Weekly VRDNs (Bosal Industries, Inc.)/(ABN AMRO Bank
                      N.V., Amsterdam LOC)
            3,800,000 Gwinnett County, GA IDA Daily VRDNs (Volvo AB)/(Union Bank of       3,800,000
                      Switzerland, Zurich LOC)

MUNICIPAL OBLIGATIONS FUND

      PRINCIPAL
       AMOUNT                                                                            VALUE

 (A) SHORT-TERM MUNICIPALS--CONTINUED
 GEORGIA--CONTINUED
 $          2,000,000 Jackson County, GA IDA, (Series 1996) Weekly VRDNs (Buhler     $    2,000,000
                      Quality Yarns Corp. Project)/ (Union Bank of Switzerland,
                      Zurich LOC)
            3,630,000 LaGrange, GA Housing Authority, Multifamily Refunding Revenue       3,630,000
                      Bonds (Series 1997) Weekly VRDNs (Greenwood Park)/(Columbus
                      Bank and Trust Co., GA LOC)
            3,465,000 LaGrange, GA Housing Authority, Multifamily Refunding Revenue       3,465,000
                      Bonds (Series 1997) Weekly VRDNs (Meadow Terrace)/(Columbus
                      Bank and Trust Co., GA LOC)
                        TOTAL                                                            30,155,000
 ILLINOIS--9.0%
            3,000,000 Chicago, IL, Chicago Midway Airport Special Facility Revenue        3,000,000
                      Bonds (Series 1998), 3.65% TOBs (Signature Flight Support
                      Corp.)/(Bayerische Landesbank Girozentrale LOC), Optional
                      Tender 6/1/1998
            3,000,000 Chicago, IL, Gas Supply Revenue Bonds (1993 Series B), 3.90%        3,000,000
                      TOBs (Peoples Gas Light & Coke Company), Optional Tender
                      12/1/1998
            1,800,000 Illinois Development Finance Authority, Industrial                  1,800,000
                      Development Revenue Bonds (Series 1996) Weekly VRDNs (Bimba
                      Manufacturing Co.)/(Harris Trust & Savings Bank, Chicago LOC)
            5,000,000 Illinois Development Finance Authority, PCR, (1997 Series A)        5,000,000
                      Weekly VRDNs (Illinois Power Co.)/(MBIA INS)/(First National
                      Bank of Chicago LIQ)
            4,010,000 (b)Illinois Development Finance Authority, PT-131 (Series           4,010,000
                      1995A), 3.95% TOBs (Catholic Health Partners
                      Services)/(Connie Lee INS)/(Credit Suisse First Boston LIQ),
                      Mandatory Tender 10/1/1998
            1,000,000 Illinois Development Finance Authority, Sewerage Facility           1,000,000
                      Revenue Bonds (Series 1993) Weekly VRDNs (The NutraSweet
                      Company)/(Monsanto Co. GTD)
            4,000,000 Illinois Housing Development Authority, (1997 Subseries B-2),       4,000,000
                      4.15% TOBs, Mandatory Tender 7/7/1998
            2,470,000 Rockford, IL, EDRB, 4.25% TOBs (Independence Village of             2,470,000
                      Rockford)/(Banque Paribas, Paris LOC), Optional Tender
                      12/1/1998
              600,000 Southwestern Illinois Development Authority, (Series 1991)            600,000
                      Weekly VRDNs (Robinson Steel Co.)/(American National Bank,
                      Chicago LOC)
                        TOTAL                                                            24,880,000
 INDIANA--7.1%
            3,800,000 Elkhart County, IN, (Series 1997) Weekly VRDNs (Hart Housing        3,800,000
                      Group, Inc.)/(KeyBank, N.A. LOC)
            3,500,000 Gibson County, IN, Pollution Control Revenue Bonds (Series          3,500,000
                      1997) Weekly VRDNs (Toyota Motor Manufacturing, Indiana,
                      Inc.)/(Bank of Tokyo-Mitsubishi Ltd. LOC)
            6,500,000 Jeffersonville, IN, (Series 1997A) Weekly VRDNs (Wayne Steel,       6,500,000
                      Inc.)/(Bank One, Ohio, N.A. LOC)
            1,785,000 Richmond, IN, Economic Development Revenue Bonds (Series            1,785,000
                      1996) Weekly VRDNs (Holland Colors Americas, Inc.
                      Project)/(Bank One, Indianapolis, N.A. LOC)
            4,000,000 Rushville, IN, (Series 1996) Weekly VRDNs (Fujitsu Ten Corp.        4,000,000
                      of America)/(Bank of Tokyo- Mitsubishi Ltd. LOC)
                        TOTAL                                                            19,585,000

MUNICIPAL OBLIGATIONS FUND

      PRINCIPAL
       AMOUNT                                                                            VALUE

 (A) SHORT-TERM MUNICIPALS--CONTINUED
 KENTUCKY--0.4%
 $          1,000,000 Graves County, KY, School Building Revenue Bonds (Series       $    1,000,000
                      1988) Weekly VRDNs (Seaboard Farms Project)/(Bank of New
                      York, New York LOC)
 LOUISIANA--1.9%
            5,385,000 Louisiana PFA, (Series 1998), 3.80% Bonds (University of New        5,385,000
                      Orleans Research & Technology Foundation)/(AMBAC INS),
                      1/1/1999
 MAINE--1.4%
            4,000,000 Jay, ME, Solid Waste Disposal Revenue Bonds, 4.20% TOBs             4,000,000
                      (International Paper Co.), Optional Tender 6/1/1998
 MARYLAND--1.4%
            2,600,000 Maryland State Community Development Administration, (Series        2,600,000
                      1990A) Weekly VRDNs (College Estates)/(First National Bank of
                      Maryland, Baltimore LOC)
            1,400,000 Montgomery County, MD Weekly VRDNs (Information Systems and         1,400,000
                      Networks Corp.)/(PNC Bank, N.A. LOC)
                        TOTAL                                                             4,000,000
 MASSACHUSETTS--0.8%
            2,250,000 Weymouth, MA, 4.25% BANs, 11/5/1998                                 2,253,774
 MINNESOTA--1.3%
            1,600,000 Blaine, MN, (Series 1997) Weekly VRDNs (Plastic Enterprises,        1,600,000
                      Inc.)/(Norwest Bank Minnesota, N.A. LOC)
            2,000,000 White Bear Lake, MN City of, (Series 1997), 4.5475% TOBs            2,000,000
                      (Century Townhomes)/ (Westdeutsche Landesbank Girozentrale
                      INV), Mandatory Tender 6/1/1998
                        TOTAL                                                             3,600,000
 MISSISSIPPI--0.4%
            1,168,000 Greenville, MS IDA Weekly VRDNs (Mebane Packaging                   1,168,000
                      Corp.)/(First Union National Bank, Charlotte, NC LOC)
 MISSOURI--0.4%
            1,000,000 St. Louis, MO IDA, (Series 1997) Weekly VRDNs (Cee Kay              1,000,000
                      Supply)/(Commerce Bank, Kansas City, N.A. LOC)
 NEBRASKA--1.0%
            2,850,000 Nebraska Investment Finance Authority, (Series 1997) Weekly         2,850,000
                      VRDNs (Transcrypt International, Inc.)/(Norwest Bank
                      Minnesota, N.A. LOC)
 NEVADA--2.9%
            3,500,000 Nevada Housing Division, Multi-Unit Housing Revenue Bonds           3,500,000
                      (Series 1996A) Weekly VRDNs (Oakmont at Flamingo Road)/(ABN
                      AMRO Bank N.V., Amsterdam LOC)
            3,800,000 Nevada Housing Division, Multi-Unit Housing Revenue Bonds           3,800,000
                      (Series 1996A) Weekly VRDNs (Oakmont at Fort Apache
                      Road)/(ABN AMRO Bank N.V., Amsterdam LOC)

MUNICIPAL OBLIGATIONS FUND

      PRINCIPAL
       AMOUNT                                                                            VALUE

 (A) SHORT-TERM MUNICIPALS--CONTINUED
 NEVADA--CONTINUED
 $            650,000 Nevada State Department of Community & Industrial Development  $      650,000
                      Weekly VRDNs (Kinplex Company Project)/(Credit Commercial De
                      France, Paris LOC)
                        TOTAL                                                             7,950,000
 NEW HAMPSHIRE--1.8%
            5,100,000 New Hampshire Business Finance Authority, PCR Bonds (Series         5,100,000
                      A), 3.70% CP (New England Power Co.), Mandatory Tender
                      5/1/1998
 NEW JERSEY--0.9%
            2,515,374 Camden County, NJ, (Series 1997A), 4.00% BANs, 2/10/1998            2,515,493
 NEW YORK--4.8%
            4,215,000 New York City, NY, UT GO, 4.25% Bonds, 2/1/1998 4,215,000
            6,000,000 Niagara County, NY IDA, Solid Waste Disposal Facility
            Revenue 6,000,000
                      bonds (Series 1996D) Weekly VRDNs (American Ref-Fuel
                      Co.)/(Wachovia Bank of NC, N.A., Winston-Salem LOC)
            3,000,000 Sodus Central School District, NY, 4.00% BANs, 2/4/1998             3,000,047
                        TOTAL                                                            13,215,047
 NORTH CAROLINA--5.4%
            6,000,000 Person County, NC Industrial Facilities & Pollution Control         6,000,000
                      Financing Authority Daily VRDNs (Carolina Power & Light
                      Co.)/(Fuji Bank, Ltd., Tokyo LOC)
            6,630,000 Wake County, NC Industrial Facilities & PCFA, (Series
                      1990A), 6,630,000 4.00% CP (Carolina Power & Light
                      Co.)/(Fuji Bank, Ltd., Tokyo LOC), Mandatory Tender
                      2/17/1998
            2,300,000 Wake County, NC Industrial Facilities & PCFA, (Series
                      1990A), 2,300,000 4.00% CP (Carolina Power & Light
                      Co.)/(Fuji Bank, Ltd., Tokyo LOC), Mandatory Tender
                      2/25/1998
                        TOTAL                                                            14,930,000
 OHIO--1.4%
            4,000,000 Brookville, OH, (Series 1988) Weekly VRDNs (Green                   4,000,000
                      Tokai)/(Bank of Tokyo-Mitsubishi Ltd. LOC)
 OKLAHOMA--0.4%
            1,145,000 Tulsa, OK International Airport, Variable Rate
                      Certificates 1,145,000 (Series 1997 B-1) Weekly VRDNs
                      (MBIA INS)/(Bank of America NT and SA, San Francisco LIQ)
 OREGON--0.6%
              755,000 Oregon State, Economic Development Revenue Bonds (Series              755,000
                      1988C) Weekly VRDNs (Jepco Development, Inc.)/(Wells Fargo
                      Bank, N.A. LOC)
              825,000 Oregon State, Economic Development Revenue Bonds                      825,000
                      (Series1988B) Weekly VRDNs (Domaine Drouhin Oregon,
                      Inc.)/(Wells Fargo Bank, N.A. LOC)
                        TOTAL                                                             1,580,000

MUNICIPAL OBLIGATIONS FUND

      PRINCIPAL
       AMOUNT                                                                            VALUE

 (A) SHORT-TERM MUNICIPALS--CONTINUED
 PENNSYLVANIA--1.3%
 $          3,000,000 Clinton County, PA IDA, Solid Waste Disposal Revenue Bonds     $    3,000,000
                      (Series 1992A), 3.95% TOBs (International Paper Co.),
                      Optional Tender 1/15/1999
              500,000 Pennsylvania State Higher Education Assistance Agency,                500,000
                      Student Loan Adjustable Rate Revenue Bonds (Series 1997A)
                      Weekly VRDNs (Student Loan Marketing Association LOC)
                        TOTAL                                                             3,500,000
 SOUTH CAROLINA--4.3%
            4,500,000 Dorchester County, SC, 4.25% TANs, 4/15/1998                        4,503,063
              550,000 South Carolina Job Development Authority, (Series 1987)               550,000
                      Weekly VRDNs (Jewish Community Center)/(Bank of
                      Tokyo-Mitsubishi Ltd. LOC)
              250,000 South Carolina Job Development Authority, (Series 1988A)              250,000
                      Weekly VRDNs (Kent Manufacturing Co.)/(Credit Commercial De
                      France, Paris LOC)
              350,000 South Carolina Job Development Authority, (Series 1988B)              350,000
                      Weekly VRDNs (Seacord Corporation)/(Credit Commercial De
                      France, Paris LOC)
              550,000 South Carolina Job Development Authority, (Series 1990)               550,000
                      Weekly VRDNs (NMFO Associates)/ (Wachovia Bank & Trust Co.
                      LOC)
            1,050,000 South Carolina Job Development Authority, (Series 1990)             1,050,000
                      Weekly VRDNs (Old Claussen's Bakery)/(Wachovia Bank & Trust
                      Co. LOC)
              600,000 South Carolina Job Development Authority, (Series 1990)               600,000
                      Weekly VRDNs (Rice Street Association)/(Wachovia Bank & Trust
                      Co. LOC)
            1,005,000 South Carolina Job Development Authority, (Series B) Weekly         1,005,000
                      VRDNs (Osmose Wood Preserving)/(Credit Commercial De France,
                      Paris LOC)
            3,150,000 York County, SC IDA, Industrial Development Revenue Bonds           3,150,000
                      (Series1989) Weekly VRDNs (Sediver Inc)/(Banque Nationale de
                      Paris LOC)
                        TOTAL                                                            12,008,063
 SOUTH DAKOTA--6.5%
            3,000,000 South Dakota Housing Development Authority, (Series H), 3.95%       3,000,000
                      TOBs, Mandatory Tender 8/13/1998
           14,890,000 South Dakota Housing Development Authority, Homeownership          14,890,000
                      Mortgage Bonds (1997 Series E) Weekly VRDNs
                        TOTAL                                                            17,890,000
 TENNESSEE--3.5%
            1,500,000 Cheatham County, TN IDB, (Series 1997B) Weekly VRDNs (Triton        1,500,000
                      Boat Co.)/(First American National Bank, Nashville, TN LOC)
            2,000,000 Hawkins County, TN IDB, (Series 1995) Weekly VRDNs
                      (Sekisui 2,000,000 Ta Industries, Inc. Project)/ (Bank of
                      Tokyo-Mitsubishi Ltd.
                      LOC)
              200,000 Jackson, TN IDB, Solid Waste Facility Bonds (Series 1995)             200,000
                      Weekly VRDNs (Florida Steel Corp.)/(Nationsbank, N.A.,
                      Charlotte LOC)

MUNICIPAL OBLIGATIONS FUND

      PRINCIPAL
       AMOUNT                                                                            VALUE

 (A) SHORT-TERM MUNICIPALS--CONTINUED
 TENNESSEE--CONTINUED
 $          1,800,000 Knox County, TN IDB, (Series 1996) Weekly VRDNs (Health        $    1,800,000
                      Ventures, Inc. Project)/(SunTrust Bank, Nashville LOC)
            3,200,000 Oak Ridge, TN IDB, Solid Waste Facility Bonds (Series 1996)         3,200,000
                      Weekly VRDNs (M4 Environmental L.P. Project)/(SunTrust Bank,
                      Atlanta LOC)
            1,000,000 South Pittsburg, TN IDB, (Series 1996) Weekly VRDNs (Lodge          1,000,000
                      Manufacturing Co. Project)/ (SunTrust Bank, Nashville LOC)
                        TOTAL                                                             9,700,000
 TEXAS--3.3%
            9,000,000 Tarrant County, TX IDC, (Series 1997) Weekly VRDNs (Lear            9,000,000
                      Operations Corp.)/(Chase Manhattan Bank N.A., New York LOC)
 VIRGINIA--11.0%
            4,700,000 Botetourt County, VA IDA, IDRB (Series 1995) Weekly VRDNs           4,700,000
                      (Emkay Holdings, L.L.C. Project)/ (State Street Bank and
                      Trust Co. LOC)
            5,000,000 Campbell County, VA IDA, Solid Waste Disposal Facilities            5,000,000
                      Revenue ACES Weekly VRDNs (Georgia-Pacific Corp.)/(Industrial
                      Bank of Japan Ltd., Tokyo LOC)
            2,770,000 Carroll County, VA IDA, IDRB (Series 1995) Weekly VRDNs             2,770,000
                      (Kentucky Derby Hosiery Co, Inc. Project)/(Bank One, Kentucky
                      LOC)
            6,000,000 Richmond, VA Redevelopment & Housing Authority, (Series B-1)        6,000,000
                      Weekly VRDNs (Richmond, VA Red Tobacco Row)/(Bayerische
                      Landesbank Girozentrale LOC)
            6,000,000 Richmond, VA Redevelopment & Housing Authority, (Series B-2)        6,000,000
                      Weekly VRDNs (Richmond, VA Red Tobacco Row)/(Bayerische
                      Landesbank Girozentrale LOC)
            5,795,000 Richmond, VA Redevelopment & Housing Authority, Multifamily         5,795,000
                      Refunding Revenue Bonds (Series 1997) Weekly VRDNs (Newport
                      Manor)/(Columbus Bank and Trust Co., GA LOC)
                        TOTAL                                                            30,265,000
 WEST VIRGINIA--0.4%
            1,100,000 Fayette County, WV, Solid Waste Disposal Facility Revenue           1,100,000
                      Bonds (Series 1995) Weekly VRDNs (Georgia-Pacific
                      Corp.)/(Industrial Bank of Japan Ltd., Tokyo LOC)
 WISCONSIN--1.1%
            2,000,000 Milwaukee, WI, (Series 1997), 3.90% TOBs (Signature Flight          2,000,000
                      Support Corp.)/(Bayerische Landesbank Girozentrale LOC),
                      Optional Tender 6/1/1998
            1,000,000 New Berlin, WI, (Series 1997A) Weekly VRDNs (Sunraider              1,000,000
                      LLC/New Berlin Plastics, Inc.)/ (Bank One, Wisconsin, N.A.
                      LOC)
                       TOTAL                                                              3,000,000
                       TOTAL INVESTMENTS (AT AMORTIZED COST)(C)                       $ 267,585,377

Securities that are subject to Alternative Minimum Tax represent 83.4% of the portfolio as calculated based upon total portfolio market value.

(a) The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations ('NRSROs') or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1, or SP-2 by Standard & Poor's, MIG-1, or MIG-2 by Moody's Investors Service, Inc., F-1+, F-1, and F-2 by Fitch IBCA, Inc. are all considered rated in one of the two highest short-term rating categories. Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

    At January 31, 1998, the portfolio securities were rated as follows:

    Tier Rating Based on Total Market Value (Unaudited)

 FIRST TIER   SECOND TIER
    96.26%       3.74%
(b) Denotes a restricted security which is subject to restrictions on resale under federal securities laws. At January 31, 1998, the securities amounted to $4,010,000, which represents 1.5% of net assets.

(c) Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($276,755,375) at January 31, 1998.

The following acronyms are used throughout this portfolio:

ACES --Adjustable Convertible Extendable Securities AMBAC --American Municipal Bond Assurance Corporation BANs --Bond Anticipation Notes COL --Collateralized CP --Commercial Paper EDRB --Economic Development Revenue Bonds GNMA --Government National Mortgage Association GO --General Obligation GTD --Guaranty HFA --Housing Finance Authority IDA --Industrial Development Authority IDB --Industrial Development Bond IDC --Industrial Development Corporation IDRB --Industrial Development Revenue Bond INS --Insured INV --Investment Agreement LIQ --Liquidity Agreement LLC --Limited Liability Corporation LOC --Letter of Credit MBIA --Municipal Bond Investors Assurance PCR --Pollution Control Revenue PCFA --Pollution Control Finance Authority PFA --Public Facility Authority TANs --Tax Anticipation Notes TOBs --Tender Option
Bonds UT --Unlimited Tax VRDNs --Variable Rate Demand Notes      (See Notes
which are an integral part of the Financial Statements)

STATEMENT OF ASSETS AND LIABILITIES

MUNICIPAL OBLIGATIONS FUND

JANUARY 31, 1998

 ASSETS:
 Total investments in securities, at amortized cost and value                        $  267,585,377
 Cash                                                                                     7,415,239
 Income receivable                                                                        1,380,946
 Receivable for shares sold                                                               1,000,000
   Total assets                                                                         277,381,562
 LIABILITIES:
 Income distribution payable                                              $ 565,439
 Accrued expenses                                                            60,748
   Total liabilities                                                                        626,187
 Net Assets for 276,732,046 shares outstanding                                       $  276,755,375
 NET ASSET VALUE, OFFERING PRICE, AND REDEMPTION PROCEEDS PER SHARE:
 INSTITUTIONAL SHARES:
 $217,838,217 / 217,815,662 shares outstanding                                                $1.00
 INSTITUTIONAL SERVICE SHARES:
 $41,216,064 / 41,216,085 shares outstanding                                                  $1.00
 INSTITUTIONAL CAPITAL SHARES:
 $17,701,094 / 17,700,299 shares outstanding                                                  $1.00

(See Notes which are an integral part of the Financial Statements)

STATEMENT OF OPERATIONS

MUNICIPAL OBLIGATIONS FUND

YEAR ENDED JANUARY 31, 1998

 INVESTMENT INCOME:
 Interest                                                                               $ 8,444,196
 EXPENSES:
 Investment advisory fee                                                   $   447,960
 Administrative personnel and services fee                                     190,864
 Custodian fees                                                                  2,159
 Transfer and dividend disbursing agent fees and expenses                       70,095
 Directors'/Trustees' fees                                                       4,542
 Auditing fees                                                                  14,294
 Legal fees                                                                      8,105
 Portfolio accounting fees                                                      82,007
 Shareholder services feeInstitutional Service Shares                           30,518
 Shareholder services feeInstitutional Capital Shares                           33,437
 Share registration costs                                                       72,073
 Printing and postage                                                           31,066
 Insurance premiums                                                              4,485
 Taxes                                                                             688
 Miscellaneous                                                                     890
   Total expenses                                                              993,183
 Waivers and reimbursements
   Waiver of investment advisory fee                         $ (447,960)
   Waiver of shareholder services feeInstitutional Capital      (20,105)
   Shares
   Reimbursement of other operating expenses                    (65,583)
     Total waivers and reimbursements                                         (533,648)
       Net expenses                                                                         459,535
         Net investment income                                                          $ 7,984,661

(See Notes which are an integral part of the Financial Statements)

STATEMENT OF CHANGES IN NET ASSETS

MUNICIPAL OBLIGATIONS FUND

                                                                     YEAR ENDED JANUARY 31,
                                                                    1998                1997
 INCREASE (DECREASE) IN NET ASSETS:
 OPERATIONS--
 Net investment income                                         $       7,984,661  $       6,313,403
 Net realized gain (loss) on investments                                                   (32,313)
   Change in net assets resulting from operations                      7,984,661          6,281,090
 DISTRIBUTIONS TO SHAREHOLDERS
 Distributions from net investment income
   Institutional Shares                                              (7,088,218)        (6,272,384)
   Institutional Service Shares                                        (424,504)                (4)
   Institutional Capital Shares                                        (472,939)            (4,848)
   Class C Shares                                                             --           (36,167)
     Change in net assets resulting from distributions to            (7,985,661)        (6,313,403)
     shareholders
 CAPITAL CONTRIBUTION                                                                        32,313
 SHARE TRANSACTIONS
 Proceeds from sale of shares                                      4,261,655,577      3,319,509,601
 Net asset value of shares issued to shareholders in payment           2,454,015          1,279,467
 of distributions declared
 Cost of shares redeemed                                         (4,146,914,995)    (3,298,316,597)
   Change in net assets resulting from share transactions            117,194,597         22,472,471
     Change in net assets                                            117,193,597         22,472,471
 NET ASSETS:
 Beginning of period                                                 159,561,778        137,089,307
 End of period                                                 $     276,755,375  $     159,561,778

(See Notes which are an integral part of the Financial Statements)

NOTES TO FINANCIAL STATEMENTS

MUNICIPAL OBLIGATIONS FUND

JANUARY 31, 1998

ORGANIZATION

Money Market Obligations Trust II (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of three portfolios. The financial statements included herein are only those of Municipal Obligations Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide current income exempt from federal regular income tax consistent with stability of principal.

The Fund offers three classes of shares: Institutional Shares, Institutional Service Shares, and Institutional Capital Shares.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act. Investments in other open-end regulated investment companies are valued at net asset value.

INVESTMENT INCOME, EXPENSES, AND DISTRIBUTIONS

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

FEDERAL TAXES

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

RESTRICTED SECURITIES

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees (the "Trustees"). The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Additional information on each restricted security held at January 31, 1998, is as follows:

                                        ACQUISITION       ACQUISITION
SECURITY                                   DATE              COST
Illinois Development Finance Authority   10/2/1997        $4,010,000

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses, and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER

Investment transactions are accounted for on the trade date.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest ($0.0001 par value). Transactions in shares were as follows:

                                                                         YEAR ENDED JANUARY 31,
 INSTITUTIONAL SHARES                                                    1998            1997
 Shares sold                                                          3,591,948,985    3,310,319,398
 Shares issued to shareholders in payment of distributions                1,979,575        1,275,572
 declared
 Shares redeemed                                                     (3,535,649,749)  (3,287,154,333)
   Net change resulting from Institutional Share transactions            58,278,811       24,440,637

                                                                            YEAR ENDED JANUARY 31,
INSTITUTIONAL SERVICE SHARES                                            1998               1997
Shares sold                                                             251,107,687        300
Shares issued to shareholders in payment of distributions declared          339,358          1
Shares redeemed                                                        (210,231,259)      (102)
   Net change resulting from Institutional Service Share transactions    41,215,786        199

                                                                             YEAR ENDED JANUARY 31,
INSTITUTIONAL CAPITAL SHARES                                                1998             1997
Shares sold                                                              418,598,905       5,039,630
Shares issued to shareholders in payment of distributions declared           135,082           3,892
Shares redeemed                                                         (401,033,987)     (5,043,323)
  Net change resulting from Institutional Capital Share transactions      17,700,000             199

                                                                             YEAR ENDED JANUARY 31,
CLASS C SHARES                                                              1998(A)          1997
Shares sold                                                                                4,150,273
Shares issued to shareholders in payment of distributions declared                 2
Shares redeemed                                                           (6,118,839)
  Net change resulting from Class C Share transactions                    (1,968,564)
   Net change resulting from Share transactions                          117,194,597      22,472,471

(a) As of November 15, 1996, the Fund's Class C Shares were no longer operational.

INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE

Federated Management, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.20% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

CAPITAL CONTRIBUTION

Lehman Brothers Global Asset Management, the Fund's former adviser, made a capital contribution to the Fund, during the period ended November 15, 1996, of an amount equal to the accumulated net realized loss on investments balance
carried by the Fund.      These transactions resulted in a permanent book and
tax difference. As such, the paid-in-capital and accumulated net realized gain/loss accounts have been adjusted accordingly. This adjustment did not affect net investment income, net realized gains/losses, or net assets.

ADMINISTRATIVE FEE

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

SHAREHOLDER SERVICES FEE

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Fund will pay FSS up to 0.25% of average daily net assets of the Fund for the period. There is no present intention of paying or accruing the shareholder services fee for the Institutional Shares. The fee paid to FSS is used to finance certain services for shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive any portion of its fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES

FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES

FServ maintains the Trust's accounting records for which it receives a fee. The fee is based on the level of the Trust's average daily net assets for the period, plus out-of-pocket expenses.

INTERFUND TRANSACTIONS

During the period ended January 31, 1998, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions were made at current market value pursuant to Rule 17a-7 under the Act amounting to $1,323,530,128 and $1,580,624,500,
respectively.      GENERAL

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

To the Shareholders and Trustees of MUNICIPAL OBLIGATIONS FUND:     We have
audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Municipal Obligations Fund, a portfolio of Money Market Obligations Trust II, as of January 31, 1998, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of January 31, 1998, by correspondence with the custodian and brokers or other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Municipal Obligations Fund at January 31, 1998, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and financial highlights for each of the periods indicated therein, in conformity with generally accepted accounting principles.

ERNST & YOUNG LLP
Pittsburgh, Pennsylvania
March 13, 1998


NOTES

NOTES

[Graphic]

Municipal Obligations Fund

(A Portfolio of Money Market Obligations Trust II)

Institutional Shares

PROSPECTUS

MARCH 31, 1998

A Portfolio of Money Market Obligations Trust II, an Open-End Management Investment Company

MUNICIPAL OBLIGATIONS FUND INSTITUTIONAL SHARES Federated Investors Funds 5800 Corporate Drive Pittsburgh, PA 15237-7000

DISTRIBUTOR
Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

INVESTMENT ADVISER
Federated Management
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

CUSTODIAN
State Street Bank and Trust Company
P.O. Box 8600
Boston, MA 02266-8600

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

INDEPENDENT AUDITORS
Ernst & Young LLP
One Oxford Centre
Pittsburgh, PA 15219

Federated Securities Corp., Distributor
1-800-341-7400
www.federatedinvestors.com

Cusip 608912101
G01881-05-IS (3/98)

[Graphic]


Municipal Obligations Fund

(A Portfolio of Money Market Obligations Trust II)

Institutional Service Shares

PROSPECTUS

The Institutional Service Shares of Municipal Obligations Fund (the "Fund") offered by this prospectus represent interests in a portfolio of Money Market Obligations Trust II (the "Trust"), an open-end management investment company (a mutual fund). The Fund invests in short-term municipal securities to provide current income exempt from federal regular income tax consistent with stability
of principal.      THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR
OBLIGATIONS OF ANY BANK, ARE NOT ENDORSED OR GUARANTEED BY ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THESE SHARES INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL. THE FUND ATTEMPTS TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE; THERE CAN BE NO ASSURANCE THAT THE FUND WILL BE ABLE TO DO SO.

This prospectus contains the information you should read and know before you invest in the Fund. Keep this prospectus for future reference.

The Fund has also filed a Statement of Additional Information dated March 31, 1998, with the Securities and Exchange Commission ("SEC"). The information contained in the Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Statement of Additional Information or a paper copy of this prospectus, if you have received your prospectus electronically, free of charge by calling 1-800-341-7400. To obtain other information, or make inquiries about the Fund, contact the Fund at the address listed in the back of this prospectus. The Statement of Additional Information, material incorporated by reference into this document, and other information regarding the Fund is maintained electronically with the SEC at
Internet Web site (http://www.sec.gov).      THESE SECURITIES HAVE NOT BEEN
APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. Prospectus dated March 31, 1998

TABLE OF CONTENTS

 Summary of Fund Expenses 1 Financial Highlights--Institutional Service Shares 2 General Information 3 Investment Information 3 Investment Objective 3 Investment Policies 3 Municipal Securities 5 Investment Risks 5 Investment Limitations 6 Fund Information 6 Management of the Fund 6 Distribution of Institutional Service Shares 7 Administration of the Fund 7 Net Asset Value 7 How to Purchase Shares 8 Purchasing Shares by Wire 8 Purchasing Shares by Check 8 Invest-by-Phone 8 How to Redeem Shares 8 Redeeming Shares by Telephone 8 Redeeming Shares by Mail 9 Account and Share Information 9 Dividends 9 Capital Gains 9 Account Activity 9 Accounts with Low Balances 9 Voting Rights 9 Tax Information 9 Federal Income Tax 9 State and Local Taxes 10 Other Classes of Shares 10 Performance Information 10 Financial Highlights--Institutional Capital Shares 11 Financial Highlights--Institutional Shares 12 Financial Statements 13 Report of Ernst & Young LLP, Independent Auditors 26

SUMMARY OF FUND EXPENSES

                      INSTITUTIONAL SERVICE SHARES
                    SHAREHOLDER TRANSACTION EXPENSES
            Maximum Sales Charge Imposed on Purchases (as a percentage of offering price) None Maximum Sales Charge Imposed on Reinvested Dividends (as a
percentage of offering price None Contingent Deferred Sales Charge (as a percentage of original purchase price or
   redemption proceeds, as applicable)                                                       None
Redemption Fee (as a percentage of amount redeemed, if applicable)                           None
Exchange Fee                                                                                 None


                              ANNUAL OPERATING EXPENSES
                       (As a percentage of average net assets)
Management Fee (after waiver)(1)                                                            0.00%
12b-1 Fee                                                                                   None
Total Other Expenses (after expense reimbursement)                                          0.43%
    Shareholder Services Fee                                                  0.25%
Total Operating Expenses(2)                                                                 0.43%

(1) The management fee has been reduced to reflect the voluntary waiver of the management fee. The adviser can terminate this voluntary waiver at any time at its sole discretion. The maximum management fee is 0.20%.

(2) The total Institutional Service Shares operating expenses would have been 0.66% absent the voluntary waivers of the management fee and the voluntary reimbursement of certain other operating expenses.

The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of Institutional Service Shares of the Fund will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see "Fund Information." Wire-transferred redemptions of less than $5,000 may be subject to additional fees.

EXAMPLE
You would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.

1 Year           $ 4
3 Years          $14
5 Years          $24
10 Years         $54

THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

FINANCIAL HIGHLIGHTS--INSTITUTIONAL SERVICE SHARES

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Reference is made to the Report of Ernst & Young LLP, Independent Auditors on page 26.

                                                                            YEAR ENDED
                                                                            JANUARY 31,
                                                                      1998           1997(a)
NET ASSET VALUE, BEGINNING OF PERIOD                                  $ 1.00         $ 1.00
INCOME FROM INVESTMENT OPERATIONS
 Net investment income                                                  0.03            0.03
LESS DISTRIBUTIONS
 Distributions from net investment income                              (0.03)          (0.03)
NET ASSET VALUE, END OF PERIOD                                        $ 1.00          $ 1.00
TOTAL RETURN(B)                                                         3.43%           3.31%
RATIOS TO AVERAGE NET ASSETS
 Expenses                                                               0.43%           0.43%
 Net investment income                                                  3.48%           3.08%
 Expense waiver/reimbursement(c)                                        0.23%           0.21%
SUPPLEMENTAL DATA
 Net assets, end of period (000 omitted)                             $41,216           $0.30

(a) Reflects operations for the period
    from February 1, 1996 (date of initial public offering) to January 31, 1997.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)


GENERAL INFORMATION

The Trust was established as a Massachusetts business trust under a Declaration of Trust dated November 16, 1992. The Declaration of Trust permits the Trust to offer separate series of shares representing interests in separate portfolios of securities. The shares in any one portfolio may be offered in separate classes. With respect to this Fund, as of the date of this prospectus, the Board of Trustees (the "Trustees") has established three classes of shares known as Institutional Shares, Institutional Service Shares and Institutional Capital Shares. This prospectus relates only to Institutional Service Shares of the Fund, which are designed primarily for financial institutions, financial intermediaries and institutional investors as a convenient means of accumulating an interest in a professionally managed portfolio investing in short-term municipal securities. The Fund may not be a suitable investment for retirement plans because it invests in municipal securities. A minimum initial investment
of $1,000,000 over a one-year period is required.      The Fund attempts to
stabilize the value of a share at $1.00. Shares are currently sold and redeemed at that price.

INVESTMENT INFORMATION

INVESTMENT OBJECTIVE

The investment objective of the Fund is to provide current income exempt from all federal regular income tax consistent with stability of principal. This investment objective may be changed by the Trustees without shareholder approval. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by complying with the diversification and other requirements of Rule 2a-7 under the Investment Company Act of 1940 which regulates money market mutual funds and by following the investment policies described in this prospectus.

INVESTMENT POLICIES

The Fund pursues its investment objective by investing in a portfolio of municipal securities maturing in 13 months or less. The average maturity of the securities in the Fund's portfolio, computed on a dollar-weighted basis, will be 90 days or less. As a matter of investment policy, which cannot be changed without shareholder approval, at least 80% of the Fund's annual interest income will be exempt from federal regular income tax. (Federal regular income tax does not include the federal individual alternative minimum tax or the federal alternative minimum tax for corporations.) Unless indicated otherwise, the investment policies may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in these policies
becomes effective.      ACCEPTABLE INVESTMENTS

The Fund invests primarily in debt obligations issued by or on behalf of states, territories, and possessions of the United States, including the District of Columbia, and any political subdivision or financing authority of any of these, the income from which is, in the opinion of qualified legal counsel, exempt from federal regular income tax ("Municipal Securities"). Examples of Municipal Securities include, but are not limited to:

   * tax and revenue anticipation notes issued to finance working capital needs to anticipation of receiving taxes or other revenues;
   * bond anticipation notes that are intended to be refinanced through a later issuance of longer-term bonds;
   * municipal commercial paper and other short-term notes; * variable rate demand notes; * municipal bonds (including bonds having serial maturities and pre-refunded bonds) and leases; and
   * participation, trust, and partnership interests in any of the foregoing obligations.

VARIABLE RATE DEMAND NOTES

Variable rate demand notes are long-term debt instruments that have variable or floating interest rates and provide the Fund with the right to tender the security for repurchase at its stated principal amount plus accrued interest. Such securities typically bear interest at a rate that is intended to cause the securities to trade at par. The interest rate may float or be adjusted at regular intervals (ranging from daily to annually), and is normally based on a published interest rate or interest rate index. Most variable rate demand notes allow the Fund to demand the repurchase of the security on not more than seven days prior notice. Other notes only permit the Fund to tender the security at the time of each interest rate adjustment or at other fixed intervals. See "Demand Features." The Fund treats variable rate demand notes as maturing on the later of the date of the next interest rate adjustment or the date on which the Fund may next tender the security for repurchase.

PARTICIPATION INTERESTS

The Fund may purchase interests in Municipal Securities from financial institutions such as commercial and investment banks, savings associations, and insurance companies. These interests may take the form of participations, beneficial interests in a trust, partnership interests or any other form of indirect ownership that allows the Fund to treat the income from the investment as exempt from federal income tax. The Fund invests in these participation interests in order to obtain credit enhancement or demand features that would not be available through direct ownership of the underlying Municipal Securities.

MUNICIPAL LEASES

Municipal leases are obligations issued by state and local governments or authorities to finance the acquisition of equipment and facilities. They may take the form of a lease, an installment purchase contract, a conditional sales contract, or a participation interest in any of the above. Lease obligations may be subject to periodic appropriation. Municipal leases are subject to certain specific risks in the event of default or failure of appropriation.

CREDIT ENHANCEMENT

Certain of the Fund's acceptable investments may be credit-enhanced by a guaranty, letter of credit, or insurance. Any bankruptcy, receivership, default, or change in the credit quality of the party providing the credit enhancement will adversely affect the quality and marketability of the underlying security and could cause losses to the Fund and affect its share price.

DEMAND FEATURES

The Fund may acquire securities that are subject to puts and standby commitments ("demand features") to purchase the securities at their principal amount (usually with accrued interest) within a fixed period (usually seven days) following a demand by the Fund. The demand feature may be issued by the issuer of the underlying securities, a dealer in the securities, or by another third party, and may not be transferred separately from the underlying security. The Fund uses these arrangements to provide the Fund with liquidity and not to protect against changes in the market value of the underlying securities. The bankruptcy, receivership, or default by the issuer of the demand feature, or a default on the underlying security or other event that terminates the demand feature before its exercise, will adversely affect the liquidity of the underlying security. Demand features that are exercisable even after a payment default on the underlying security may be treated as a form of credit enhancement.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Fund may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices.

The Fund may dispose of a commitment prior to settlement if the adviser deems it appropriate to do so. In addition, the Fund may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Fund may realize short-term profits or losses upon the sale of such commitments.

REPURCHASE AGREEMENTS

Certain securities in which the Fund invests may be purchased pursuant to repurchase agreements. Repurchase agreements are arrangements in which banks, broker/dealers, and other recognized financial institutions sell securities to the Fund and agree at the time of sale to repurchase them at a mutually agreed-upon time and price. To the extent that the seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities.

REVERSE REPURCHASE AGREEMENTS

The Fund may also enter into reverse repurchase agreements. These transactions are similar to borrowing cash. In a reverse repurchase agreement, the Fund transfers possession of a portfolio instrument in return for a percentage of the instrument's market value in cash and agrees that on a stipulated date in the future the Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed-upon rate. The use of reverse repurchase agreements may enable the Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but does not ensure this result. However, liquid assets of the Fund, in a dollar amount sufficient to make payment for the securities to be purchased, are: segregated on the Fund's records at the trade date; marked to market daily; and maintained until
the transaction is settled.      RESTRICTED AND ILLIQUID SECURITIES

The Fund may invest in restricted securities. Restricted securities are any securities in which the Fund may invest pursuant to its investment objective and policies, but which are subject to restrictions on resale under federal securities law. Under criteria established by the Trustees, certain restricted securities are determined to be liquid. To the extent that restricted securities are not determined to be liquid the Fund will limit their purchase, together with other illiquid securities, including non-negotiable time deposits and repurchase agreements providing for settlement in more than seven days after notice to 10% of its net assets.

TEMPORARY INVESTMENTS

From time to time, when the investment adviser determines that market conditions call for a temporary defensive posture, the Fund may invest in tax-exempt or taxable securities, all of comparable quality to the securities in which the Fund invests, such as: obligations issued by or on behalf of municipal or corporate issuers; obligations issued or guaranteed by the U.S. government, its agencies, or instrumentalities; instruments issued by a U.S. branch of a domestic bank or other deposit institutions having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment; and repurchase agreements. Although the Fund is permitted to make taxable, temporary
investments, there is no current intention to do so.     INVESTING IN SECURITIES
OF OTHER INVESTMENT COMPANIES

The Fund may invest its assets in securities of other investment companies as an efficient means of carrying out its investment policies. It should be noted that investment companies incur certain expenses, such as management fees, and, therefore, any investment by the Fund in shares of other investment companies may be subject to such duplicate expenses.

MUNICIPAL SECURITIES

Municipal Securities are generally issued to finance public works, such as airports, bridges, highways, housing, hospitals, mass transportation projects, schools, streets, and water and sewer works. They are also issued to repay outstanding obligations, to raise funds for general operating expenses, and to make loans to other public institutions and facilities.

Municipal Securities include industrial development bonds issued by or on behalf of public authorities to provide financing aid to acquire sites or construct and equip facilities for privately or publicly owned corporations. The availability of this financing encourages these corporations to locate within the sponsoring communities and thereby increases local employment.

The two principal classifications of Municipal Securities are "general obligations" and "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its full faith and credit and taxing power for the payment of principal and interest. Interest on and principal of revenue bonds, however, are payable only from the revenue generated by the facility financed by the bond or other specified sources of revenue. Revenue bonds do not represent a pledge of credit or create any debt of or charge against the general revenues of a municipality or public authority. Industrial development bonds are typically classified as revenue bonds.

INVESTMENT RISKS

Municipal Securities depend on a variety of factors, including: the general conditions of the short-term municipal note market and of the municipal bond market; the size of the particular offering; the maturity of the obligations; and the rating of the issue. The ability of the Fund to achieve its investment objective also depends on the continuing ability of the issuers of Municipal Securities and participation interests, or the credit enhancers of either, to meet their obligations for the payment of interest and principal when due. In addition, from time to time, the supply of Municipal Securities acceptable for purchase by the Fund could become limited.

The Fund may invest in Municipal Securities which are repayable out of revenue streams generated from economically related projects or facilities and/or whose issuers are located in the same state. Sizable investments in these Municipal Securities could involve an increased risk to the Fund should any of these related projects or facilities experience financial difficulties.

Obligations of issuers of Municipal Securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors. In addition, the obligations of such issuers may become subject to laws enacted in the future by Congress, state legislators, or referenda extending the time for payment of principal and/or interest, or imposing other constraints upon enforcement of such obligations or upon the ability of states or municipalities to levy taxes. There is also the possibility that, as a result of litigation or other conditions, the power or ability of any issuer to pay, when due, the principal of and interest on its municipal securities may be materially affected.

INVESTMENT LIMITATIONS

The Fund may not:

   * borrow money, except that the Fund may (i) borrow money for temporary or emergency purposes (not for leveraging or investment) from banks, or subject to specific authorization by the SEC, from funds advised by the adviser or an affiliate of the adviser, and (ii) engage in reverse repurchase agreements; provided that (i) and (ii) in combination do not exceed one-third of the value of the Fund's total assets (including the amount borrowed) less liabilities (other than borrowings). The Fund may not mortgage, pledge or hypothecate any assets except in connection with such borrowings and reverse repurchase agreements and then only in amounts not exceeding one-third of the value of the Fund's total assets at the time of such borrowing; or
   * purchase any securities which would cause 25% or more of the value of its total assets at the time of such purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, or in industrial development bonds or other securities, the interest upon which is paid from revenues of similar types of projects (unless the Fund is in a temporary defensive position); provided that there is no limitation with respect to investments in U.S. government securities.

The above investment limitations cannot be changed without shareholder approval.

FUND INFORMATION

MANAGEMENT OF THE FUND

BOARD OF TRUSTEES

The Fund is managed by a Board of Trustees. The Trustees are responsible for managing the Fund's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. An Executive Committee of the Board of Trustees handles the Board's responsibilities between meetings of the Board.

INVESTMENT ADVISER

Investment decisions for the Fund are made by Federated Management, the Fund's investment adviser, subject to direction by the Trustees. The adviser continually conducts investment research and supervision for the Fund and is responsible for the purchase and sale of portfolio instruments.

ADVISORY FEES

The adviser receives an annual investment advisory fee equal to 0.20% of the Fund's average daily net assets. The adviser may voluntarily choose to waive a portion of its fee or reimburse other expenses of the Fund, but reserves the right to terminate such waiver or reimbursement at any time at its sole discretion.

ADVISER'S BACKGROUND

Federated Management, a Delaware business trust, organized on April 11, 1989, is a registered investment adviser under the Investment Advisers Act of 1940. It is a subsidiary of Federated Investors. All of the Class A (voting) shares of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, Chairman and Trustee of Federated Investors, Mr. Donahue's wife, and Mr. Donahue's son, J. Christopher Donahue, who is President and Trustee of
Federated Investors.     Federated Management and other subsidiaries of
Federated Investors serve as investment advisers to a number of investment companies and private accounts. Certain other subsidiaries also provide administrative services to a number of investment companies. With over $120 billion invested across more than 300 funds under management and/or administration by its subsidiaries, as of December 31, 1997, Federated Investors is one of the largest mutual fund investment managers in the United States. With more than 2,000 employees, Federated continues to be led by the management who founded the company in 1955. Federated funds are presently at work in and
through approximately 4,000 financial institutions nationwide.      Both the
Trust and the adviser have adopted strict codes of ethics governing the conduct of all employees who manage the Fund and its portfolio securities. These codes recognize that such persons owe a fiduciary duty to the Fund's shareholders and must place the interests of shareholders ahead of the employees' own interests. Among other things, the codes: require preclearance and periodic reporting of personal securities transactions; prohibit personal transactions in securities being purchased or sold, or being considered for purchase or sale, by the Fund; prohibit purchasing securities in initial public offerings; and prohibit taking profits on securities held for less than sixty days. Violations of the codes are subject to review by the Trustees, and could result in severe penalties.

DISTRIBUTION OF INSTITUTIONAL SERVICE SHARES

Federated Securities Corp. is the principal distributor for Institutional Service Shares of the Fund. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors.


SHAREHOLDER SERVICES

The Fund has entered into a Shareholder Services Agreement with Federated Shareholder Services, a subsidiary of Federated Investors, under which the Fund may make payments up to 0.25% of the average daily net asset value of its shares, computed at an annual rate, to obtain certain personal services for shareholders and to maintain shareholder accounts. From time to time and for such periods as deemed appropriate, the amount stated above may be reduced voluntarily. Under the Shareholder Services Agreement, Federated Shareholder Services will either perform shareholder services directly or will select financial institutions to perform shareholder services. Financial institutions will receive fees based upon shares owned by their clients or customers. The schedules of such fees and the basis upon which such fees will be paid will be determined from time to time by the Fund and Federated Shareholder Services.

SUPPLEMENTAL PAYMENTS TO FINANCIAL INSTITUTIONS

In addition to payments made pursuant to the Shareholder Services Agreement, Federated Securities Corp. and Federated Shareholder Services, from their own assets, may pay financial institutions supplemental fees for the performance of substantial sales services, distribution-related support services, or shareholder services. The support may include sponsoring sales, educational and training seminars for their employees, providing sales literature, and engineering computer software programs that emphasize the attributes of the Fund. Such assistance will be predicated upon the amount of shares the financial institution sells or may sell, and/or upon the type and nature of sales or marketing support furnished by the financial institution. Any payments made by the distributor may be reimbursed by the Fund's investment adviser or its affiliates.

ADMINISTRATION OF THE FUND

ADMINISTRATIVE SERVICES

Federated Services Company, a subsidiary of Federated Investors, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund at an annual rate which relates to the average aggregate daily net assets of all funds advised by affiliates of Federated Investors specified below:

 MAXIMUM               AVERAGE AGGREGATE
   FEE                  DAILY NET ASSETS
 0.150%             on the first $250 million
 0.125%              on the next $250 million
 0.100%              on the next $250 million
 0.075%         on assets in excess of $750 million
The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of shares. Federated Services Company may choose voluntarily to waive a portion of its fee.

NET ASSET VALUE

The Fund attempts to stabilize the net asset value of shares at $1.00 by valuing the portfolio securities using the amortized cost method. The net asset value per share is determined by subtracting liabilities attributable to Institutional Service Shares from the value of Fund assets attributable to Institutional Service Shares, and dividing the remainder by the number of Institutional Service Shares outstanding. The Fund cannot guarantee that its net asset value will always remain at $1.00 per share.

The net asset value is determined at 12:00 noon, 3:00 p.m. (Eastern time), and as of the close of trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange, Monday through Friday, except on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

HOW TO PURCHASE SHARES

Shares are sold at their net asset value, without a sales charge, next determined after an order is received, on days on which the New York Stock Exchange is open for business. Shares may be purchased either by wire or by check. The Fund reserves the right to reject any purchase request.

To make a purchase, open an account by calling Federated Securities Corp. Information needed to establish the account will be taken by telephone. The minimum initial investment is $1,000,000. However, an account may be opened with a smaller amount as long as the minimum is reached within one year of opening the account. Financial institutions may impose different minimum investment requirements on their customers.

PURCHASING SHARES BY WIRE

Shares may be purchased by Federal Reserve wire by calling the Fund before 3:00 p.m. (Eastern time) to place an order. The order is considered received immediately. Payment by federal funds must be received before 3:00 p.m. (Eastern time) that day. Federal funds should be wired as follows: Federated Shareholder Services Company, c/o State Street Bank and Trust Company, Boston, MA;
Attention: EDGEWIRE; For Credit to: Municipal Obligations Fund--Institutional Service Shares; Fund Number (this number can be found on the account statement or by contacting the Fund); Group Number or Order Number; Nominee or Institution Name; and ABA Number 011000028. Shares cannot be purchased by wire on holidays when wire transfers are restricted. Questions on wire purchases should be directed to your shareholder services representative at the telephone number listed on your account statement.

PURCHASING SHARES BY CHECK

Shares may be purchased by sending a check to Federated Shareholder Services Company, P.O. Box 8600, Boston, MA 02266-8600. The check should be made payable to: Municipal Obligations Fund--Institutional Service Shares. Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received), and shares begin earning dividends the next day.

INVEST-BY-PHONE

Once an account has been opened, a shareholder may use invest-by-phone for investments if an authorization form has been filed with Federated Shareholder Services Company, the transfer agent for shares of the Fund. Approximately two weeks after sending the form to Federated Shareholder Services Company, the shareholder may call Federated Shareholder Services Company to purchase shares. Federated Shareholder Services Company will send a request for monies to the shareholder's commercial bank, savings bank, or credit union ("bank") via the Automated Clearing House. The shareholder's bank, which must be an Automated Clearing House member, will then forward the monies to Federated Shareholder Services Company. The purchase is normally entered the next business day after the initial phone request. For further information and an application, call the Fund.

HOW TO REDEEM SHARES

Shares are redeemed at their net asset value next determined after Federated Shareholder Services Company receives the redemption request. Redemptions will be made on days on which the Fund computes its net asset value. Redemption requests must be received in proper form and can be made as described below.

REDEEMING SHARES BY TELEPHONE

Redemptions in any amount may be made by calling the Fund provided the Fund has a properly completed authorization form. These forms can be obtained from Federated Securities Corp. Proceeds from redemption requests received before 12:00 noon (Eastern time) will be wired the same day to the shareholder's account at a domestic commercial bank which is a member of the Federal Reserve System, but will not include that day's dividend. Proceeds from redemption requests received after that time include that day's dividend but will be wired the following business day. Proceeds from redemption requests on holidays when wire transfers are restricted will be wired the following business day. Questions about telephone redemptions on days when wire transfers are restricted should be directed to your shareholder services representative at the telephone number listed on your account statement.

Telephone instructions may be recorded and if reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If this occurs, "Redeeming Shares by Mail" should be considered. If at any time the Fund shall determine it necessary to terminate or modify the telephone redemption privilege, shareholders would be promptly notified.

REDEEMING SHARES BY MAIL

Shares may be redeemed in any amount by mailing a written request to: Federated Shareholder Services Company, P.O. Box 8600, Boston, MA 02266-8600. If share certificates have been issued, they should be sent unendorsed with the written request by registered or certified mail to the address noted above.

The written request should state: the Fund name and the class designation; the account name as registered with the Fund; the account number; and the number of shares to be redeemed or the dollar amount requested. All owners of the account must sign the request exactly as the shares are registered. Normally, a check for the proceeds is mailed within one business day, but in no event more than seven days, after the receipt of a proper written redemption request. Dividends are paid up to and including the day that a redemption request is processed.

Shareholders requesting a redemption of any amount to be sent to an address other than that on record with the Fund or a redemption payable other than to the shareholder of record must have their signatures guaranteed by a commercial or savings bank, trust company or savings association whose deposits are insured by an organization which is administered by the Federal Deposit Insurance Corporation; a member firm of a domestic stock exchange; or any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934. The Fund does not accept signatures guaranteed by a notary public.

ACCOUNT AND SHARE INFORMATION

DIVIDENDS

Dividends are declared daily and paid monthly. Dividends are automatically reinvested on payment dates in additional shares of the Fund unless cash payments are requested by writing to the Fund. Shares purchased by wire before 3:00 p.m. (Eastern time) begin earning dividends that day. Shares purchased by check begin earning dividends the day after the check is converted into federal funds.

CAPITAL GAINS

The Fund does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund will distribute in cash or additional shares any realized net long-term capital gains at least once every 12 months.

ACCOUNT ACTIVITY

Shareholders will receive periodic statements reporting all account activity, including dividends paid. The Fund will not issue share certificates.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, the Fund may redeem shares in any account, except accounts maintained by retirement plans, and pay the proceeds to the shareholder if the account balance falls below a required minimum value of $1,000,000 due to shareholder redemptions. Before shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional shares to meet the minimum requirement.

VOTING RIGHTS

Each share of the Trust owned by a shareholder gives that shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All shares of all classes of each portfolio in the Trust have equal voting rights, except that in matters affecting only a particular portfolio or class, only shareholders of that portfolio or class are entitled to vote. The Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Trust's or the Fund's operation and for election of Trustees under certain circumstances.

Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting shall be called by the Trustees upon the written request of shareholders owning at least 10% of the outstanding shares of the Trust.

TAX INFORMATION

FEDERAL INCOME TAX

The Fund will pay no federal income tax because it expects to meet requirements of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. The Fund will be treated as a single, separate entity for federal income tax purposes so that income (including capital gains) and losses realized by the Trust's other portfolios will not be combined for tax purposes with those realized by the Fund.

Shareholders are not required to pay the federal regular income tax on any dividends received from the Fund that represent net interest on tax-exempt municipal bonds. However, under the Tax Reform Act of 1986, dividends representing net interest earned on certain "private activity" bonds issued after August 7, 1986, may be included in calculating the federal individual alternative minimum tax or the federal alternative minimum tax for corporations. The Fund may purchase, within the limits of its investment policies, all types of municipal bonds, including private activity bonds.

The alternative minimum tax applies when it exceeds the regular tax for the taxable year. Alternative minimum taxable income is equal to the regular taxable income of the taxpayer increased by certain "tax preference" items not included in regular taxable income and reduced by only a portion of the deductions allowed in the calculation of the regular tax.

Dividends of the Fund representing net interest income earned on some temporary investments and any realized net short-term gains are taxed as ordinary income.

These tax consequences apply whether dividends are received in cash or as additional shares.

STATE AND LOCAL TAXES

Because interest received by the Fund may not be exempt from all state and local income taxes, shareholders may be required to pay state and local taxes on dividends received from the Fund. Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.

OTHER CLASSES OF SHARES

The Fund also offers other classes. Institutional Shares are sold at net asset value primarily to entities holding shares in an agency or fiduciary capacity, financial institutions, financial intermediaries and institutional investors and are subject to a minimum initial investment of $1,000,000. Institutional Capital Shares are sold at net asset value primarily to financial institutions, financial intermediaries and institutional investors and are subject to a minimum initial investment of $1,000,000.

All classes are subject to certain of the same expenses.

Neither Institutional Shares nor Institutional Capital Shares are distributed with a 12b-1 Plan but both are subject to shareholder services fees. Currently, Institutional Shares are accruing no shareholder services fees.

Expense differences between classes may affect the performance of each class.

To obtain more information and a prospectus for any other class, investors may call 1-800-341-7400.

PERFORMANCE INFORMATION

From time to time, the Fund advertises its yield, effective yield, tax-equivalent yield, and total return. The performance figures will be calculated separately for each class of shares.

Yield represents the annualized rate of income earned on an investment over a seven-day period. It is the annualized dividends earned during the period on an investment shown as a percentage of the investment. The effective yield is calculated similarly to the yield, but when annualized, the income earned by an investment is assumed to be reinvested daily. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment. The tax-equivalent yield is calculated similarly to the yield, but is adjusted to reflect the taxable yield that would have to be earned to equal
the Fund's tax-exempt yield, assuming a specific tax rate.      Total return
represents the change, over a specified period of time, in the value of an investment in the shares after reinvesting all income distributions. It is calculated by dividing that change by the initial investment and is expressed as
a percentage.     From time to time, advertisements for the Fund may refer to ratings, rankings, and other information in certain financial publications and/or compare the Fund's performance to certain indices.

FINANCIAL HIGHLIGHTS--INSTITUTIONAL CAPITAL SHARES

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                      YEAR ENDED
                                                      JANUARY 31,
                                                  1998           1997(a)
NET ASSET VALUE, BEGINNING OF PERIOD            $ 1.00          $ 1.00
INCOME FROM INVESTMENT OPERATIONS
 Net investment income                            0.04            0.03
LESS DISTRIBUTIONS
 Distributions from net investment income        (0.04)          (0.03)
NET ASSET VALUE, END OF PERIOD                  $ 1.00          $ 1.00
TOTAL RETURN(B)                                   3.56%           3.42%
RATIOS TO AVERAGE NET ASSETS
 Expenses                                         0.30%           0.30%
 Net investment income                            3.53%           2.90%
 Expense waiver/reimbursement(c)                  0.38%           0.35%
SUPPLEMENTAL DATA
 Net assets, end of period (000 omitted)       $17,701           $0.30

(a) Reflects operations for the period from February 1, 1996 (date of initial public offering) to January 31, 1997.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

FINANCIAL HIGHLIGHTS--INSTITUTIONAL SHARES

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                             YEAR ENDED JANUARY 31,
                                                      1998      1997      1996      1995    1994(a)
 NET ASSET VALUE, BEGINNING OF PERIOD                $ 1.00    $ 1.00    $ 1.00   $ 1.00    $ 1.00
 INCOME FROM INVESTMENT OPERATIONS
   Net investment income                               0.04      0.04      0.04     0.03      0.02
 LESS DISTRIBUTIONS
   Distributions from net investment income           (0.04)    (0.04)    (0.04)   (0.03)    (0.02)
   Distributions from net realized gains                 --        --     (0.00)**    --        --
 NET ASSET VALUE, END OF PERIOD                      $ 1.00    $ 1.00    $ 1.00   $ 1.00    $ 1.00
 TOTAL RETURN(B)                                       3.68%     3.56%     4.03%    3.04%     2.46%
 RATIOS TO AVERAGE NET ASSETS
   Expenses                                            0.18%     0.18%     0.18%    0.15%     0.13%*
   Net investment income                               3.57%     3.48%     3.95%    2.86%     2.53%*
   Expense waiver/reimbursement(c)                     0.23%     0.20%     0.12%    0.16%     0.38%*
 SUPPLEMENTAL DATA
   Net assets, end of period (000 omitted)         $217,838  $159,561  $135,120  $93,595  $350,975

* Computed on an annualized basis.

** Amount represents less than $0.0001 per share.

(a) Reflects operations for the period from February 8, 1993 (date of initial public investment) to January 31, 1994.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

PORTFOLIO OF INVESTMENTS

MUNICIPAL OBLIGATIONS FUND

JANUARY 31, 1998

      PRINCIPAL
       AMOUNT                                                                            VALUE

 (A) SHORT-TERM MUNICIPALS--96.7%
 ALABAMA--3.3%
 $          3,500,000 Alabama State IDA, Revenue Bonds Weekly VRDNs (Southern Bag    $    3,500,000
                      Corporation, Ltd.)/ (SouthTrust Bank of Alabama, Birmingham
                      LOC)
            5,500,000 Phoenix City, AL IDB, Environmental Improvement Revenue Bonds       5,500,000
                      (Series 1990A) Daily VRDNs (Mead Coated Board)/(Sumitomo Bank
                      Ltd., Osaka LOC)
                        TOTAL                                                             9,000,000
 ARIZONA--1.6%
            4,495,000 Pima County, AZ IDA, Single Family Mortgage (PA-159) Weekly         4,495,000
                      VRDNs (GNMA COL)/(Merrill Lynch Capital Services, Inc. LIQ)
 ARKANSAS--1.3%
            1,000,000 Arkadelphia, AR, Industrial Development Revenue Bonds (Series       1,000,000
                      1996) Weekly VRDNs (Siplast, Inc.)/(Den Danske Bank A/S LOC)
            2,700,000 Arkansas Development Finance Authority, Single Family               2,700,000
                      Mortgage Revenue Bonds (1997 Series D), 4.05% TOBs, Mandatory
                      Tender 7/1/1998
                        TOTAL                                                             3,700,000
 COLORADO--2.5%
            7,000,000 Denver (City & County), CO, Airport System Subordinate              7,000,000
                      Revenue Bonds (Series 1997A), 3.60% CP (Bayerische Landesbank
                      Girozentrale LOC), Mandatory Tender 5/20/1998
 CONNECTICUT--1.5%
            4,115,000 Connecticut State HFA, (PT-81) Weekly VRDNs (Rabobank               4,115,000
                      Nederland, Utrecht LIQ)
 DISTRICT OF COLUMBIA--0.9%
            2,500,000 District of Columbia Housing Finance Agency, (Series 1997C),        2,500,000
                      4.05% TOBs (AIG Funding, Inc. INV), Mandatory Tender 9/1/1998
 GEORGIA--10.9%
            1,300,000 Bowdon, GA Development Authority Weekly VRDNs (Trintex              1,300,000
                      Corp.)/(First Union National Bank, Charlotte, NC LOC)
            2,215,000 Burke County, GA Development Authority, (Series 1996), 3.90%        2,215,000
                      TOBs (Oglethorpe Power Corp. Vogtle Project), Optional Tender
                      4/30/1998
            4,305,000 Burke County, GA Development Authority, (Series 1997C), 3.90%       4,305,000
                      TOBs (Oglethorpe Power Corp. Vogtle Project), Optional Tender
                      5/28/1998
            8,000,000 Clayton County, GA Development Authority, (Series 1994)             8,000,000
                      Weekly VRDNs (Lear Seating Corp.)/ (Chase Manhattan Bank
                      N.A., New York LOC)
            1,440,000 Franklin County, GA Industrial Building Authority, (Series          1,440,000
                      1995) Weekly VRDNs (Bosal Industries, Inc.)/(ABN AMRO Bank
                      N.V., Amsterdam LOC)
            3,800,000 Gwinnett County, GA IDA Daily VRDNs (Volvo AB)/(Union Bank of       3,800,000
                      Switzerland, Zurich LOC)

MUNICIPAL OBLIGATIONS FUND

      PRINCIPAL
       AMOUNT                                                                            VALUE

 (A) SHORT-TERM MUNICIPALS--CONTINUED
 GEORGIA--CONTINUED
 $          2,000,000 Jackson County, GA IDA, (Series 1996) Weekly VRDNs (Buhler     $    2,000,000
                      Quality Yarns Corp. Project)/ (Union Bank of Switzerland,
                      Zurich LOC)
            3,630,000 LaGrange, GA Housing Authority, Multifamily Refunding Revenue       3,630,000
                      Bonds (Series 1997) Weekly VRDNs (Greenwood Park)/(Columbus
                      Bank and Trust Co., GA LOC)
            3,465,000 LaGrange, GA Housing Authority, Multifamily Refunding Revenue       3,465,000
                      Bonds (Series 1997) Weekly VRDNs (Meadow Terrace)/(Columbus
                      Bank and Trust Co., GA LOC)
                       TOTAL                                                             30,155,000
 ILLINOIS--9.0%
            3,000,000 Chicago, IL, Chicago Midway Airport Special Facility Revenue        3,000,000
                      Bonds (Series 1998), 3.65% TOBs (Signature Flight Support
                      Corp.)/(Bayerische Landesbank Girozentrale LOC), Optional
                      Tender 6/1/1998
            3,000,000 Chicago, IL, Gas Supply Revenue Bonds (1993 Series B), 3.90%        3,000,000
                      TOBs (Peoples Gas Light & Coke Company), Optional Tender
                      12/1/1998
            1,800,000 Illinois Development Finance Authority, Industrial                  1,800,000
                      Development Revenue Bonds (Series 1996) Weekly VRDNs (Bimba
                      Manufacturing Co.)/(Harris Trust & Savings Bank, Chicago LOC)
            5,000,000 Illinois Development Finance Authority, PCR, (1997 Series A)        5,000,000
                      Weekly VRDNs (Illinois Power Co.)/(MBIA INS)/(First National
                      Bank of Chicago LIQ)
            4,010,000 (b)Illinois Development Finance Authority, PT-131 (Series           4,010,000
                      1995A), 3.95% TOBs (Catholic Health Partners
                      Services)/(Connie Lee INS)/(Credit Suisse First Boston LIQ),
                      Mandatory Tender 10/1/1998
            1,000,000 Illinois Development Finance Authority, Sewerage Facility           1,000,000
                      Revenue Bonds (Series 1993) Weekly VRDNs (The NutraSweet
                      Company)/(Monsanto Co. GTD)
            4,000,000 Illinois Housing Development Authority, (1997 Subseries B-2),       4,000,000
                      4.15% TOBs, Mandatory Tender 7/7/1998
            2,470,000 Rockford, IL, EDRB, 4.25% TOBs (Independence Village of             2,470,000
                      Rockford)/(Banque Paribas, Paris LOC), Optional Tender
                      12/1/1998
              600,000 Southwestern Illinois Development Authority, (Series 1991)            600,000
                      Weekly VRDNs (Robinson Steel Co.)/(American National Bank,
                      Chicago LOC)
                        TOTAL                                                            24,880,000
 INDIANA--7.1%
            3,800,000 Elkhart County, IN, (Series 1997) Weekly VRDNs (Hart Housing        3,800,000
                      Group, Inc.)/(KeyBank, N.A. LOC)
            3,500,000 Gibson County, IN, Pollution Control Revenue Bonds (Series          3,500,000
                      1997) Weekly VRDNs (Toyota Motor Manufacturing, Indiana,
                      Inc.)/(Bank of Tokyo-Mitsubishi Ltd. LOC)
            6,500,000 Jeffersonville, IN, (Series 1997A) Weekly VRDNs (Wayne Steel,       6,500,000
                      Inc.)/(Bank One, Ohio, N.A. LOC)
            1,785,000 Richmond, IN, Economic Development Revenue Bonds (Series            1,785,000
                      1996) Weekly VRDNs (Holland Colors Americas, Inc.
                      Project)/(Bank One, Indianapolis, N.A. LOC)
            4,000,000 Rushville, IN, (Series 1996) Weekly VRDNs (Fujitsu Ten Corp.        4,000,000
                      of America)/(Bank of Tokyo- Mitsubishi Ltd. LOC)
                        TOTAL                                                            19,585,000

MUNICIPAL OBLIGATIONS FUND

      PRINCIPAL
       AMOUNT                                                                            VALUE

 (A) SHORT-TERM MUNICIPALS--CONTINUED
 KENTUCKY--0.4%
 $          1,000,000 Graves County, KY, School Building Revenue Bonds (Series       $    1,000,000
                      1988) Weekly VRDNs (Seaboard Farms Project)/(Bank of New
                      York, New York LOC)
 LOUISIANA--1.9%
            5,385,000 Louisiana PFA, (Series 1998), 3.80% Bonds (University of New        5,385,000
                      Orleans Research & Technology Foundation)/(AMBAC INS),
                      1/1/1999
 MAINE--1.4%
            4,000,000 Jay, ME, Solid Waste Disposal Revenue Bonds, 4.20% TOBs             4,000,000
                      (International Paper Co.), Optional Tender 6/1/1998
 MARYLAND--1.4%
            2,600,000 Maryland State Community Development Administration, (Series        2,600,000
                      1990A) Weekly VRDNs (College Estates)/(First National Bank of
                      Maryland, Baltimore LOC)
            1,400,000 Montgomery County, MD Weekly VRDNs (Information Systems and         1,400,000
                      Networks Corp.)/(PNC Bank, N.A. LOC)
                        TOTAL                                                             4,000,000
 MASSACHUSETTS--0.8%
            2,250,000 Weymouth, MA, 4.25% BANs, 11/5/1998                                 2,253,774
 MINNESOTA--1.3%
            1,600,000 Blaine, MN, (Series 1997) Weekly VRDNs (Plastic Enterprises,        1,600,000
                      Inc.)/(Norwest Bank Minnesota, N.A. LOC)
            2,000,000 White Bear Lake, MN City of, (Series 1997), 4.5475% TOBs            2,000,000
                      (Century Townhomes)/ (Westdeutsche Landesbank Girozentrale
                      INV), Mandatory Tender 6/1/1998
                        TOTAL                                                             3,600,000
 MISSISSIPPI--0.4%
            1,168,000 Greenville, MS IDA Weekly VRDNs (Mebane Packaging                   1,168,000
                      Corp.)/(First Union National Bank, Charlotte, NC LOC)
 MISSOURI--0.4%
            1,000,000 St. Louis, MO IDA, (Series 1997) Weekly VRDNs (Cee Kay              1,000,000
                      Supply)/(Commerce Bank, Kansas City, N.A. LOC)
 NEBRASKA--1.0%
            2,850,000 Nebraska Investment Finance Authority, (Series 1997) Weekly         2,850,000
                      VRDNs (Transcrypt International, Inc.)/(Norwest Bank
                      Minnesota, N.A. LOC)
 NEVADA--2.9%
            3,500,000 Nevada Housing Division, Multi-Unit Housing Revenue Bonds           3,500,000
                      (Series 1996A) Weekly VRDNs (Oakmont at Flamingo Road)/(ABN
                      AMRO Bank N.V., Amsterdam LOC)
            3,800,000 Nevada Housing Division, Multi-Unit Housing Revenue Bonds           3,800,000
                      (Series 1996A) Weekly VRDNs (Oakmont at Fort Apache
                      Road)/(ABN AMRO Bank N.V., Amsterdam LOC)

MUNICIPAL OBLIGATIONS FUND

      PRINCIPAL
       AMOUNT                                                                            VALUE

 (A) SHORT-TERM MUNICIPALS--CONTINUED
 NEVADA--CONTINUED
 $            650,000 Nevada State Department of Community & Industrial Development  $      650,000
                      Weekly VRDNs (Kinplex Company Project)/(Credit Commercial De
                      France, Paris LOC)
                        TOTAL                                                             7,950,000
 NEW HAMPSHIRE--1.8%
            5,100,000 New Hampshire Business Finance Authority, PCR Bonds (Series         5,100,000
                      A), 3.70% CP (New England Power Co.), Mandatory Tender
                      5/1/1998
 NEW JERSEY--0.9%
            2,515,374 Camden County, NJ, (Series 1997A), 4.00% BANs, 2/10/1998            2,515,493
 NEW YORK--4.8%
            4,215,000 New York City, NY, UT GO, 4.25% Bonds, 2/1/1998 4,215,000
            6,000,000 Niagara County, NY IDA, Solid Waste Disposal Facility
            Revenue 6,000,000
                      bonds (Series 1996D) Weekly VRDNs (American Ref-Fuel
                      Co.)/(Wachovia Bank of NC, N.A., Winston-Salem LOC)
            3,000,000 Sodus Central School District, NY, 4.00% BANs, 2/4/1998             3,000,047
                        TOTAL                                                            13,215,047
 NORTH CAROLINA--5.4%
            6,000,000 Person County, NC Industrial Facilities & Pollution Control         6,000,000
                      Financing Authority Daily VRDNs (Carolina Power & Light
                      Co.)/(Fuji Bank, Ltd., Tokyo LOC)
            6,630,000 Wake County, NC Industrial Facilities & PCFA, (Series
                      1990A), 6,630,000 4.00% CP (Carolina Power & Light
                      Co.)/(Fuji Bank, Ltd., Tokyo LOC), Mandatory Tender
                      2/17/1998
            2,300,000 Wake County, NC Industrial Facilities & PCFA, (Series
                      1990A), 2,300,000 4.00% CP (Carolina Power & Light
                      Co.)/(Fuji Bank, Ltd., Tokyo LOC), Mandatory Tender
                      2/25/1998
                        TOTAL                                                            14,930,000
 OHIO--1.4%
            4,000,000 Brookville, OH, (Series 1988) Weekly VRDNs (Green                   4,000,000
                      Tokai)/(Bank of Tokyo-Mitsubishi Ltd. LOC)
 OKLAHOMA--0.4%
            1,145,000 Tulsa, OK International Airport, Variable Rate
                      Certificates 1,145,000 (Series 1997 B-1) Weekly VRDNs
                      (MBIA INS)/(Bank of America NT and SA, San Francisco LIQ)
 OREGON--0.6%
              755,000 Oregon State, Economic Development Revenue Bonds (Series              755,000
                      1988C) Weekly VRDNs (Jepco Development, Inc.)/(Wells Fargo
                      Bank, N.A. LOC)
              825,000 Oregon State, Economic Development Revenue Bonds                      825,000
                      (Series1988B) Weekly VRDNs (Domaine Drouhin Oregon,
                      Inc.)/(Wells Fargo Bank, N.A. LOC)
                        TOTAL                                                             1,580,000

MUNICIPAL OBLIGATIONS FUND

      PRINCIPAL
       AMOUNT                                                                            VALUE

 (A) SHORT-TERM MUNICIPALS--CONTINUED
 PENNSYLVANIA--1.3%
 $          3,000,000 Clinton County, PA IDA, Solid Waste Disposal Revenue Bonds     $    3,000,000
                      (Series 1992A), 3.95% TOBs (International Paper Co.),
                      Optional Tender 1/15/1999
              500,000 Pennsylvania State Higher Education Assistance Agency,                500,000
                      Student Loan Adjustable Rate Revenue Bonds (Series 1997A)
                      Weekly VRDNs (Student Loan Marketing Association LOC)
                        TOTAL                                                             3,500,000
 SOUTH CAROLINA--4.3%
            4,500,000 Dorchester County, SC, 4.25% TANs, 4/15/1998                        4,503,063
              550,000 South Carolina Job Development Authority, (Series 1987)               550,000
                      Weekly VRDNs (Jewish Community Center)/(Bank of
                      Tokyo-Mitsubishi Ltd. LOC)
              250,000 South Carolina Job Development Authority, (Series 1988A)              250,000
                      Weekly VRDNs (Kent Manufacturing Co.)/(Credit Commercial De
                      France, Paris LOC)
              350,000 South Carolina Job Development Authority, (Series 1988B)              350,000
                      Weekly VRDNs (Seacord Corporation)/(Credit Commercial De
                      France, Paris LOC)
              550,000 South Carolina Job Development Authority, (Series 1990)               550,000
                      Weekly VRDNs (NMFO Associates)/ (Wachovia Bank & Trust Co.
                      LOC)
            1,050,000 South Carolina Job Development Authority, (Series 1990)             1,050,000
                      Weekly VRDNs (Old Claussen's Bakery)/(Wachovia Bank & Trust
                      Co. LOC)
              600,000 South Carolina Job Development Authority, (Series 1990)               600,000
                      Weekly VRDNs (Rice Street Association)/(Wachovia Bank & Trust
                      Co. LOC)
            1,005,000 South Carolina Job Development Authority, (Series B) Weekly         1,005,000
                      VRDNs (Osmose Wood Preserving)/(Credit Commercial De France,
                      Paris LOC)
            3,150,000 York County, SC IDA, Industrial Development Revenue Bonds           3,150,000
                      (Series1989) Weekly VRDNs (Sediver Inc)/(Banque Nationale de
                      Paris LOC)
                        TOTAL                                                            12,008,063
 SOUTH DAKOTA--6.5%
            3,000,000 South Dakota Housing Development Authority, (Series H), 3.95%       3,000,000
                      TOBs, Mandatory Tender 8/13/1998
           14,890,000 South Dakota Housing Development Authority, Homeownership          14,890,000
                      Mortgage Bonds (1997 Series E) Weekly VRDNs
                        TOTAL                                                            17,890,000
 TENNESSEE--3.5%
            1,500,000 Cheatham County, TN IDB, (Series 1997B) Weekly VRDNs (Triton        1,500,000
                      Boat Co.)/(First American National Bank, Nashville, TN LOC)
            2,000,000 Hawkins County, TN IDB, (Series 1995) Weekly VRDNs
                      (Sekisui 2,000,000 Ta Industries, Inc. Project)/ (Bank of
                      Tokyo-Mitsubishi Ltd.
                      LOC)
              200,000 Jackson, TN IDB, Solid Waste Facility Bonds (Series 1995)             200,000
                      Weekly VRDNs (Florida Steel Corp.)/(Nationsbank, N.A.,
                      Charlotte LOC)

MUNICIPAL OBLIGATIONS FUND

      PRINCIPAL
       AMOUNT                                                                            VALUE

 (A) SHORT-TERM MUNICIPALS--CONTINUED
 TENNESSEE--CONTINUED
 $          1,800,000 Knox County, TN IDB, (Series 1996) Weekly VRDNs (Health        $    1,800,000
                      Ventures, Inc. Project)/(SunTrust Bank, Nashville LOC)
            3,200,000 Oak Ridge, TN IDB, Solid Waste Facility Bonds (Series 1996)         3,200,000
                      Weekly VRDNs (M4 Environmental L.P. Project)/(SunTrust Bank,
                      Atlanta LOC)
            1,000,000 South Pittsburg, TN IDB, (Series 1996) Weekly VRDNs (Lodge          1,000,000
                      Manufacturing Co. Project)/ (SunTrust Bank, Nashville LOC)
                        TOTAL                                                             9,700,000
 TEXAS--3.3%
            9,000,000 Tarrant County, TX IDC, (Series 1997) Weekly VRDNs (Lear            9,000,000
                      Operations Corp.)/(Chase Manhattan Bank N.A., New York LOC)
 VIRGINIA--11.0%
            4,700,000 Botetourt County, VA IDA, IDRB (Series 1995) Weekly VRDNs           4,700,000
                      (Emkay Holdings, L.L.C. Project)/ (State Street Bank and
                      Trust Co. LOC)
            5,000,000 Campbell County, VA IDA, Solid Waste Disposal Facilities            5,000,000
                      Revenue ACES Weekly VRDNs (Georgia-Pacific Corp.)/(Industrial
                      Bank of Japan Ltd., Tokyo LOC)
            2,770,000 Carroll County, VA IDA, IDRB (Series 1995) Weekly VRDNs             2,770,000
                      (Kentucky Derby Hosiery Co, Inc. Project)/(Bank One, Kentucky
                      LOC)
            6,000,000 Richmond, VA Redevelopment & Housing Authority, (Series B-1)        6,000,000
                      Weekly VRDNs (Richmond, VA Red Tobacco Row)/(Bayerische
                      Landesbank Girozentrale LOC)
            6,000,000 Richmond, VA Redevelopment & Housing Authority, (Series B-2)        6,000,000
                      Weekly VRDNs (Richmond, VA Red Tobacco Row)/(Bayerische
                      Landesbank Girozentrale LOC)
            5,795,000 Richmond, VA Redevelopment & Housing Authority, Multifamily         5,795,000
                      Refunding Revenue Bonds (Series 1997) Weekly VRDNs (Newport
                      Manor)/(Columbus Bank and Trust Co., GA LOC)
                        TOTAL                                                            30,265,000
 WEST VIRGINIA--0.4%
            1,100,000 Fayette County, WV, Solid Waste Disposal Facility Revenue           1,100,000
                      Bonds (Series 1995) Weekly VRDNs (Georgia-Pacific
                      Corp.)/(Industrial Bank of Japan Ltd., Tokyo LOC)
 WISCONSIN--1.1%
            2,000,000 Milwaukee, WI, (Series 1997), 3.90% TOBs (Signature Flight          2,000,000
                      Support Corp.)/(Bayerische Landesbank Girozentrale LOC),
                      Optional Tender 6/1/1998
            1,000,000 New Berlin, WI, (Series 1997A) Weekly VRDNs (Sunraider              1,000,000
                      LLC/New Berlin Plastics, Inc.)/ (Bank One, Wisconsin, N.A.
                      LOC)
                        TOTAL                                                             3,000,000
                        TOTAL INVESTMENTS (AT AMORTIZED COST)(C)                      $ 267,585,377

Securities that are subject to Alternative Minimum Tax represent 83.4% of the portfolio as calculated based upon total portfolio market value.

(a) The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations ('NRSROs') or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1, or SP-2 by Standard & Poor's, MIG-1, or MIG-2 by Moody's Investors Service, Inc., F-1+, F-1, and F-2 by Fitch IBCA, Inc. are all considered rated in one of the two highest short-term rating categories. Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

At January 31, 1998, the portfolio securities were rated as follows:

Tier Rating Based on Total Market Value (Unaudited)

 FIRST TIER   SECOND TIER
    96.26%       3.74%
(b) Denotes a restricted security which is subject to restrictions on resale under federal securities laws. At January 31, 1998, the securities amounted to $4,010,000, which represents 1.5% of net assets.

(c) Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($276,755,375) at January 31, 1998.

The following acronyms are used throughout this portfolio:

ACES --Adjustable Convertible Extendable Securities AMBAC --American Municipal Bond Assurance Corporation BANs --Bond Anticipation Notes COL --Collateralized CP --Commercial Paper EDRB --Economic Development Revenue Bonds GNMA --Government National Mortgage Association GO --General Obligation GTD --Guaranty HFA --Housing Finance Authority IDA --Industrial Development Authority IDB --Industrial Development Bond IDC --Industrial Development Corporation IDRB --Industrial Development Revenue Bond INS --Insured INV --Investment Agreement LIQ --Liquidity Agreement LLC --Limited Liability Corporation LOC --Letter of Credit MBIA --Municipal Bond Investors Assurance PCR --Pollution Control Revenue PCFA --Pollution Control Finance Authority PFA --Public Facility Authority TANs --Tax Anticipation Notes TOBs --Tender Option
Bonds UT --Unlimited Tax VRDNs --Variable Rate Demand Notes      (See Notes
which are an integral part of the Financial Statements)

STATEMENT OF ASSETS AND LIABILITIES

MUNICIPAL OBLIGATIONS FUND

JANUARY 31, 1998

 ASSETS:
 Total investments in securities, at amortized cost and value                        $  267,585,377
 Cash                                                                                     7,415,239
 Income receivable                                                                        1,380,946
 Receivable for shares sold                                                               1,000,000
   Total assets                                                                         277,381,562
 LIABILITIES:
 Income distribution payable                                              $ 565,439
 Accrued expenses                                                            60,748
   Total liabilities                                                                        626,187
 Net Assets for 276,732,046 shares outstanding                                       $  276,755,375
 NET ASSET VALUE, OFFERING PRICE, AND REDEMPTION PROCEEDS PER SHARE:
 INSTITUTIONAL SHARES:
 $217,838,217 / 217,815,662 shares outstanding                                                $1.00
 INSTITUTIONAL SERVICE SHARES:
 $41,216,064 / 41,216,085 shares outstanding                                                  $1.00
 INSTITUTIONAL CAPITAL SHARES:
 $17,701,094 / 17,700,299 shares outstanding                                                  $1.00

(See Notes which are an integral part of the Financial Statements)

STATEMENT OF OPERATIONS

MUNICIPAL OBLIGATIONS FUND

YEAR ENDED JANUARY 31, 1998

 INVESTMENT INCOME:
 Interest                                                                               $ 8,444,196
 EXPENSES:
 Investment advisory fee                                                   $   447,960
 Administrative personnel and services fee                                     190,864
 Custodian fees                                                                  2,159
 Transfer and dividend disbursing agent fees and expenses                       70,095
 Directors'/Trustees' fees                                                       4,542
 Auditing fees                                                                  14,294
 Legal fees                                                                      8,105
 Portfolio accounting fees                                                      82,007
 Shareholder services feeInstitutional Service Shares                           30,518
 Shareholder services feeInstitutional Capital Shares                           33,437
 Share registration costs                                                       72,073
 Printing and postage                                                           31,066
 Insurance premiums                                                              4,485
 Taxes                                                                             688
 Miscellaneous                                                                     890
   Total expenses                                                              993,183
 Waivers and reimbursements
   Waiver of investment advisory fee                         $ (447,960)
   Waiver of shareholder services feeInstitutional Capital      (20,105)
     Shares
   Reimbursement of other operating expenses                    (65,583)
     Total waivers and reimbursements                                        (533,648)
       Net expenses                                                                         459,535
         Net investment income                                                          $ 7,984,661

(See Notes which are an integral part of the Financial Statements)

STATEMENT OF CHANGES IN NET ASSETS

MUNICIPAL OBLIGATIONS FUND

                                                                     YEAR ENDED JANUARY 31,
                                                                    1998                1997
 INCREASE (DECREASE) IN NET ASSETS:
 OPERATIONS--
 Net investment income                                         $       7,984,661  $       6,313,403
 Net realized gain (loss) on investments                                                   (32,313)
   Change in net assets resulting from operations                      7,984,661          6,281,090
 DISTRIBUTIONS TO SHAREHOLDERS
 Distributions from net investment income
   Institutional Shares                                              (7,088,218)        (6,272,384)
   Institutional Service Shares                                        (424,504)                (4)
   Institutional Capital Shares                                        (472,939)            (4,848)
   Class C Shares                                                             --           (36,167)
     Change in net assets resulting from distributions to            (7,985,661)        (6,313,403)
 shareholders
 CAPITAL CONTRIBUTION                                                                        32,313
 SHARE TRANSACTIONS
 Proceeds from sale of shares                                      4,261,655,577      3,319,509,601
 Net asset value of shares issued to shareholders in payment           2,454,015          1,279,467
 of distributions declared
 Cost of shares redeemed                                         (4,146,914,995)    (3,298,316,597)
   Change in net assets resulting from share transactions            117,194,597         22,472,471
     Change in net assets                                            117,193,597         22,472,471
 NET ASSETS:
 Beginning of period                                                 159,561,778        137,089,307
 End of period                                                 $     276,755,375  $     159,561,778

(See Notes which are an integral part of the Financial Statements)

NOTES TO FINANCIAL STATEMENTS

MUNICIPAL OBLIGATIONS FUND

JANUARY 31, 1998

ORGANIZATION

Money Market Obligations Trust II (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of three portfolios. The financial statements included herein are only those of Municipal Obligations Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide current income exempt from federal regular income tax consistent with stability of principal.

The Fund offers three classes of shares: Institutional Shares, Institutional Service Shares, and Institutional Capital Shares.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act. Investments in other open-end regulated investment companies are valued at net asset value.

INVESTMENT INCOME, EXPENSES, AND DISTRIBUTIONS

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

FEDERAL TAXES

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

RESTRICTED SECURITIES

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees (the "Trustees"). The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Additional information on each restricted security held at January 31, 1998, is as follows:

                                           ACQUISITION    ACQUISITION
SECURITY                                      DATE           COST
 Illinois Development Finance Authority     10/2/1997     $4,010,000

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses, and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER

Investment transactions are accounted for on the trade date.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest ($0.0001 par value). Transactions in shares were as follows:

                                                                        YEAR ENDED JANUARY 31,
 INSTITUTIONAL SHARES                                                    1998            1997
 Shares sold                                                          3,591,948,985   3,310,319,398
 Shares issued to shareholders in payment of distributions                1,979,575       1,275,572
 declared
 Shares redeemed                                                     (3,535,649,749) (3,287,154,333)
   Net change resulting from Institutional Share transactions            58,278,811      24,440,637

                                                                         YEAR ENDED JANUARY 31,
INSTITUTIONAL SERVICE SHARES
                                                                        1998               1997
Shares sold                                                           251,107,687             300
Shares issued to shareholders in payment of distributions declared        339,358               1
Shares redeemed                                                      (210,231,259)           (102)
 Net change resulting from Institutional Service Share transactions    41,215,786             199

                                                                         YEAR ENDED JANUARY 31,
 INSTITUTIONAL CAPITAL SHARES                                             1998           1997
Shares sold                                                              418,598,905    5,039,630
Shares issued to shareholders in payment of distributions declared           135,082        3,892
Shares redeemed                                                         (401,033,987)  (5,043,323)
 Net change resulting from Institutional Capital Share transactions       17,700,000          199

                                                                       YEAR ENDED JANUARY 31,
CLASS C SHARES                                                            1998(A)        1997
Shares sold                                                                      --     4,150,273
Shares issued to shareholders in payment of distributions declared               --             2
Shares redeemed                                                                  --    (6,118,839)
 Net change resulting from Class C Share transactions                            --    (1,968,564)
  Net change resulting from Share transactions                          117,194,597    22,472,471

     (a) As of November 15, 1996, the Fund's Class C Shares were no longer operational.

INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE

Federated Management, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.20% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

CAPITAL CONTRIBUTION

Lehman Brothers Global Asset Management, the Fund's former adviser, made a capital contribution to the Fund, during the period ended November 15, 1996, of an amount equal to the accumulated net realized loss on investments balance
carried by the Fund.      These transactions resulted in a permanent book and
tax difference. As such, the paid-in-capital and accumulated net realized gain/loss accounts have been adjusted accordingly. This adjustment did not affect net investment income, net realized gains/losses, or net assets.

ADMINISTRATIVE FEE

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

SHAREHOLDER SERVICES FEE

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Fund will pay FSS up to 0.25% of average daily net assets of the Fund for the period. There is no present intention of paying or accruing the shareholder services fee for the Institutional Shares. The fee paid to FSS is used to finance certain services for shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive any portion of its fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES

FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES

FServ maintains the Trust's accounting records for which it receives a fee. The fee is based on the level of the Trust's average daily net assets for the period, plus out-of-pocket expenses.

INTERFUND TRANSACTIONS

During the period ended January 31, 1998, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions were made at current market value pursuant to Rule 17a-7 under the Act amounting to $1,323,530,128 and $1,580,624,500,
respectively.      GENERAL

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

To the Shareholders and Trustees of MUNICIPAL OBLIGATIONS FUND:     We have
audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Municipal Obligations Fund, a portfolio of Money Market Obligations Trust II, as of January 31, 1998, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of January 31, 1998, by correspondence with the custodian and brokers or other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Municipal Obligations Fund at January 31, 1998, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and financial highlights for each of the periods indicated therein, in conformity with generally accepted accounting
principles.      ERNST & YOUNG LLP

Pittsburgh, Pennsylvania


March 13, 1998

NOTES

NOTES

[Graphic]

Municipal Obligations Fund

(A Portfolio of Money Market Obligations Trust II)

Institutional Service Shares

PROSPECTUS

MARCH 31, 1998

A Portfolio of Money Market Obligations Trust II, an Open-End Management Investment Company

MUNICIPAL OBLIGATIONS FUND INSTITUTIONAL SERVICE SHARES Federated Investors Funds 5800 Corporate Drive Pittsburgh, PA 15237-7000

DISTRIBUTOR
Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

INVESTMENT ADVISER
Federated Management
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779


CUSTODIAN
State Street Bank and Trust Company
P.O. Box 8600
Boston, MA 02266-8600

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
Federated Shareholder
Services Company
P.O. Box 8600
Boston, MA 02266-8600

INDEPENDENT AUDITORS
Ernst & Young LLP
One Oxford Centre
Pittsburgh, PA 15219

Federated Securities Corp., Distributor
1-800-341-7400
www.federatedinvestors.com

Cusip 608912200

G01881-06-SS (3/98)

[Graphic]



Municipal Obligations Fund

(A Portfolio of Money Market Obligations Trust II)

Institutional Capital Shares

PROSPECTUS

The Institutional Capital Shares of Municipal Obligations Fund (the "Fund") offered by this prospectus represent interests in a portfolio of Money Market Obligations Trust II (the "Trust"), an open-end management investment company (a mutual fund). The Fund invests in short-term municipal securities to provide current income exempt from federal regular income tax consistent with stability
of principal.      THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR
OBLIGATIONS OF ANY BANK, ARE NOT ENDORSED OR GUARANTEED BY ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THESE SHARES INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL. THE FUND ATTEMPTS TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE; THERE CAN BE NO ASSURANCE THAT THE FUND WILL BE ABLE TO DO SO.

This prospectus contains the information you should read and know before you invest in the Fund. Keep this prospectus for future reference.

The Fund has also filed a Statement of Additional Information dated March 31, 1998, with the Securities and Exchange Commission ("SEC"). The information contained in the Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Statement of Additional Information or a paper copy of this prospectus, if you have received your prospectus electronically, free of charge by calling 1-800-341-7400. To obtain other information, or make inquiries about the Fund, contact the Fund at the address listed in the back of this prospectus. The Statement of Additional Information, material incorporated by reference into this document, and other information regarding the Fund is maintained electronically with the SEC at
Internet Web site (http://www.sec.gov).      THESE SECURITIES HAVE NOT BEEN
APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
Prospectus dated March 31, 1998      TABLE OF CONTENTS

 Summary of Fund Expenses 1 Financial Highlights--Institutional Capital Shares 2 General Information 3 Investment Information 3 Investment Objective 3 Investment Policies 3 Municipal Securities 5 Investment Risks 5 Investment Limitations 6 Fund Information 6 Management of the Fund 6 Distribution of Institutional Capital Shares 7 Administration of the Fund 7 Net Asset Value 7 How to Purchase Shares 7 Purchasing Shares by Wire 8 Purchasing Shares by Check 8 Invest-by-Phone 8 How to Redeem Shares 8 Redeeming Shares by Telephone 8 Redeeming Shares by Mail 9 Account and Share Information 9 Dividends 9 Capital Gains 9 Account Activity 9 Accounts with Low Balances 9 Voting Rights 9 Tax Information 9 Federal Income Tax 9 State and Local Taxes 10 Other Classes of
 Shares 10 Performance Information 10     Financial Highlights--Institutional
 Service Shares 11 Financial Highlights--Institutional Shares 12      Financial
 Statements 13 Report of Ernst & Young LLP, Independent Auditors 26

SUMMARY OF FUND EXPENSES

Exchange Fee

                              INSTITUTIONAL CAPITAL SHARES

                            SHAREHOLDER TRANSACTION EXPENSES

 Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)               None
 Maximum Sales Charge Imposed on Reinvested Dividends (as a percentage of offering
 price)                                                                                      None
 Contingent Deferred Sales Charge (as a percentage of original purchase price or
 redemption proceeds, as applicable)                                                         None
 Redemption Fee (as a percentage of amount redeemed, if applicable)                          None
 Exchange Fee                                                                                None
                                ANNUAL OPERATING EXPENSES

 (As a percentage of average net assets)
 Management Fee (after waiver)(1)                                                            0.00%
 12b-1 Fee                                                                                   None
 Total Other Expenses (after expense reimbursement)                                          0.30%
 Shareholder Services Fee (after waiver)(2)                                       0.10%
 Total Operating Expenses(3)                                                                 0.30%

(1) The management fee has been reduced to reflect the voluntary waiver of the management fee. The adviser can terminate this voluntary waiver at any time at its sole discretion. The maximum management fee is 0.20%.

(2) The shareholder services fee has been reduced to reflect the voluntary waiver of a portion of the shareholder services fee. The shareholder service provider can terminate this voluntary waiver at any time at its sole discretion. The maximum shareholder services fee is 0.25%.

(3) The total Institutional Capital Shares operating expenses would have been 0.68% absent the voluntary waivers of the management fee and a portion of the shareholder services fee and the voluntary reimbursement of certain other operating expenses.

The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of Institutional Capital Shares of the Fund will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see "Fund Information." Wire-transferred redemptions of less than $5,000 may be subject to additional fees.

 EXAMPLE
You would pay the following expenses on a $1,000 investment, assuming (1) 5%
annual return and (2) redemption at the end of each time period.
 1 Year     $ 3
 3 Years    $10
 5 Years    $17
10 Years    $38

THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

FINANCIAL HIGHLIGHTS INSTITUTIONAL CAPITAL SHARES

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Reference is made to the Report of Ernst & Young LLP, Independent Auditors on page 26.

                                 YEAR ENDED JANUARY 31,
                                           1998          1997(a)

NET ASSET VALUE,
BEGINNING OF PERIOD                        $ 1.00        $ 1.00
INCOME FROM INVESTMENT OPERATIONS
Net investment income                        0.04          0.03
LESS DISTRIBUTIONS Distributions
from net investment income                  (0.04)        (0.03)
NET ASSET VALUE, END OF PERIOD              $1.00        $ 1.00
TOTAL RETURN(B)                              3.56%         3.42%
RATIOS TO AVERAGE NET ASSETS
Expenses                                     0.30%         0.30%
Net investment income                        3.53%         2.90%
Expense waiver/reimbursement(c)              0.38%         0.35%
SUPPLEMENTAL DATA Net assets, end of
period (000 omitted)                      $17,701         $0.30

(a) Reflects operations for the period
from February 1, 1996 (date of initial public offering) to January 31, 1997.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

GENERAL INFORMATION

The Trust was established as a Massachusetts business trust under a Declaration of Trust dated November 16, 1992. The Declaration of Trust permits the Trust to offer separate series of shares representing interests in separate portfolios of securities. The shares in any one portfolio may be offered in separate classes. With respect to this Fund, as of the date of this prospectus, the Board of Trustees (the "Trustees") has established three classes of shares known as Institutional Shares, Institutional Service Shares and Institutional Capital Shares. This prospectus relates only to Institutional Capital Shares of the Fund, which are designed primarily for financial institutions, financial intermediaries and institutional investors as a convenient means of accumulating an interest in a professionally managed portfolio investing in short-term municipal securities. The Fund may not be a suitable investment for retirement plans because it invests in municipal securities. A minimum initial investment
of $1,000,000 over a one-year period is required.      The Fund attempts to
stabilize the value of a share at $1.00. Shares are currently sold and redeemed at that price.

INVESTMENT INFORMATION

INVESTMENT OBJECTIVE

The investment objective of the Fund is to provide current income exempt from all federal regular income tax consistent with stability of principal. This investment objective may be changed by the Trustees without shareholder approval. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by complying with the diversification and other requirements of Rule 2a-7 under the Investment Company Act of 1940 which regulates money market mutual funds and by following the investment policies described in this prospectus.

INVESTMENT POLICIES

The Fund pursues its investment objective by investing in a portfolio of municipal securities maturing in 13 months or less. The average maturity of the securities in the Fund's portfolio, computed on a dollar-weighted basis, will be 90 days or less. As a matter of investment policy, which cannot be changed without shareholder approval, at least 80% of the Fund's annual interest income will be exempt from federal regular income tax. (Federal regular income tax does not include the federal individual alternative minimum tax or the federal alternative minimum tax for corporations.) Unless indicated otherwise, the investment policies may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in these policies
becomes effective.      ACCEPTABLE INVESTMENTS

The Fund invests primarily in debt obligations issued by or on behalf of states, territories, and possessions of the United States, including the District of Columbia, and any political subdivision or financing authority of any of these, the income from which is, in the opinion of qualified legal counsel, exempt from federal regular income tax ("Municipal Securities"). Examples of Municipal Securities include, but are not limited to:

   * tax and revenue anticipation notes issued to finance working capital needs to anticipation of receiving taxes or other revenues;
   * bond anticipation notes that are intended to be refinanced through a later issuance of longer-term bonds;
   * municipal commercial paper and other short-term notes; * variable rate demand notes; * municipal bonds (including bonds having serial maturities and pre-refunded bonds) and leases; and
   * participation, trust, and partnership interests in any of the foregoing obligations.

VARIABLE RATE DEMAND NOTES

Variable rate demand notes are long-term debt instruments that have variable or floating interest rates and provide the Fund with the right to tender the security for repurchase at its stated principal amount plus accrued interest. Such securities typically bear interest at a rate that is intended to cause the securities to trade at par. The interest rate may float or be adjusted at regular intervals (ranging from daily to annually), and is normally based on a published interest rate or interest rate index. Most variable rate demand notes allow the Fund to demand the repurchase of the security on not more than seven days prior notice. Other notes only permit the Fund to tender the security at the time of each interest rate adjustment or at other fixed intervals. See "Demand Features." The Fund treats variable rate demand notes as maturing on the later of the date of the next interest rate adjustment or the date on which the Fund may next tender the security for repurchase.

PARTICIPATION INTERESTS

The Fund may purchase interests in Municipal Securities from financial institutions such as commercial and investment banks, savings associations, and insurance companies. These interests may take the form of participations, beneficial interests in a trust, partnership interests or any other form of indirect ownership that allows the Fund to treat the income from the investment as exempt from federal income tax. The Fund invests in these participation interests in order to obtain credit enhancement or demand features that would not be available through direct ownership of the underlying Municipal Securities.

MUNICIPAL LEASES

Municipal leases are obligations issued by state and local governments or authorities to finance the acquisition of equipment and facilities. They may take the form of a lease, an installment purchase contract, a conditional sales contract, or a participation interest in any of the above. Lease obligations may be subject to periodic appropriation. Municipal leases are subject to certain specific risks in the event of default or failure of appropriation.

CREDIT ENHANCEMENT

Certain of the Fund's acceptable investments may be credit-enhanced by a guaranty, letter of credit, or insurance. Any bankruptcy, receivership, default, or change in the credit quality of the party providing the credit enhancement will adversely affect the quality and marketability of the underlying security and could cause losses to the Fund and affect its share price.

DEMAND FEATURES

The Fund may acquire securities that are subject to puts and standby commitments ("demand features") to purchase the securities at their principal amount (usually with accrued interest) within a fixed period (usually seven days) following a demand by the Fund. The demand feature may be issued by the issuer of the underlying securities, a dealer in the securities, or by another third party, and may not be transferred separately from the underlying security. The Fund uses these arrangements to provide the Fund with liquidity and not to protect against changes in the market value of the underlying securities. The bankruptcy, receivership, or default by the issuer of the demand feature, or a default on the underlying security or other event that terminates the demand feature before its exercise, will adversely affect the liquidity of the underlying security. Demand features that are exercisable even after a payment default on the underlying security may be treated as a form of credit enhancement.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Fund may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices.

The Fund may dispose of a commitment prior to settlement if the adviser deems it appropriate to do so. In addition, the Fund may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Fund may realize short-term profits or losses upon the sale of such commitments.

REPURCHASE AGREEMENTS

Certain securities in which the Fund invests may be purchased pursuant to repurchase agreements. Repurchase agreements are arrangements in which banks, broker/ dealers, and other recognized financial institutions sell securities to the Fund and agree at the time of sale to repurchase them at a mutually agreed-upon time and price. To the extent that the seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities.

REVERSE REPURCHASE AGREEMENTS

The Fund may also enter into reverse repurchase agreements. These transactions are similar to borrowing cash. In a reverse repurchase agreement, the Fund transfers possession of a portfolio instrument in return for a percentage of the instrument's market value in cash and agrees that on a stipulated date in the future the Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed-upon rate. The use of reverse repurchase agreements may enable the Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but does not ensure this result. However, liquid assets of the Fund, in a dollar amount sufficient to make payment for the securities to be purchased, are: segregated on the Fund's records at the trade date; marked to market daily; and maintained until
the transaction is settled.      RESTRICTED AND ILLIQUID SECURITIES

The Fund may invest in restricted securities. Restricted securities are any securities in which the Fund may invest pursuant to its investment objective and policies, but which are subject to restrictions on resale under federal securities law. Under criteria established by the Trustees, certain restricted securities are determined to be liquid. To the extent that restricted securities are not determined to be liquid the Fund will limit their purchase, together with other illiquid securities, including non-negotiable time deposits and repurchase agreements providing for settlement in more than seven days after notice to 10% of its net assets.

TEMPORARY INVESTMENTS

From time to time, when the investment adviser determines that market conditions call for a temporary defensive posture, the Fund may invest in tax-exempt or taxable securities, all of comparable quality to the securities in which the Fund invests, such as: obligations issued by or on behalf of municipal or corporate issuers; obligations issued or guaranteed by the U.S. government, its agencies, or instrumentalities; instruments issued by a U.S. branch of a domestic bank or other deposit institutions having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment; and repurchase agreements. Although the Fund is permitted to make taxable, temporary
investments, there is no current intention to do so.     INVESTING IN SECURITIES
OF OTHER INVESTMENT COMPANIES

The Fund may invest its assets in securities of other investment companies as an efficient means of carrying out its investment policies. It should be noted that investment companies incur certain expenses, such as management fees, and, therefore, any investment by the Fund in shares of other investment companies may be subject to such duplicate expenses.

MUNICIPAL SECURITIES

Municipal Securities are generally issued to finance public works, such as airports, bridges, highways, housing, hospitals, mass transportation projects, schools, streets, and water and sewer works. They are also issued to repay outstanding obligations, to raise funds for general operating expenses, and to make loans to other public institutions and facilities.

Municipal Securities include industrial development bonds issued by or on behalf of public authorities to provide financing aid to acquire sites or construct and equip facilities for privately or publicly owned corporations. The availability of this financing encourages these corporations to locate within the sponsoring communities and thereby increases local employment.

The two principal classifications of Municipal Securities are "general obligations" and "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its full faith and credit and taxing power for the payment of principal and interest. Interest on and principal of revenue bonds, however, are payable only from the revenue generated by the facility financed by the bond or other specified sources of revenue. Revenue bonds do not represent a pledge of credit or create any debt of or charge against the general revenues of a municipality or public authority. Industrial development bonds are typically classified as revenue bonds.

INVESTMENT RISKS

Municipal Securities depend on a variety of factors, including: the general conditions of the short-term municipal note market and of the municipal bond market; the size of the particular offering; the maturity of the obligations; and the rating of the issue. The ability of the Fund to achieve its investment objective also depends on the continuing ability of the issuers of Municipal Securities and participation interests, or the credit enhancers of either, to meet their obligations for the payment of interest and principal when due. In addition, from time to time, the supply of Municipal Securities acceptable for purchase by the Fund could become limited.

The Fund may invest in Municipal Securities which are repayable out of revenue streams generated from economically related projects or facilities and/or whose issuers are located in the same state. Sizable investments in these Municipal Securities could involve an increased risk to the Fund should any of these related projects or facilities experience financial difficulties.

Obligations of issuers of Municipal Securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors. In addition, the obligations of such issuers may become subject to laws enacted in the future by Congress, state legislators, or referenda extending the time for payment of principal and/or interest, or imposing other constraints upon enforcement of such obligations or upon the ability of states or municipalities to levy taxes. There is also the possibility that, as a result of litigation or other conditions, the power or ability of any issuer to pay, when due, the principal of and interest on its municipal securities may be materially affected.

INVESTMENT LIMITATIONS

The Fund may not:

   * borrow money, except that the Fund may (i) borrow money for temporary or emergency purposes (not for leveraging or investment) from banks, or subject to specific authorization by the SEC, from funds advised by the adviser or an affiliate of the adviser, and (ii) engage in reverse repurchase agreements; provided that (i) and (ii) in combination do not exceed one-third of the value of the Fund's total assets (including the amount borrowed) less liabilities (other than borrowings). The Fund may not mortgage, pledge or hypothecate any assets except in connection with such borrowings and reverse repurchase agreements and then only in amounts not exceeding one-third of the value of the Fund's total assets at the time of such borrowing; or
   * purchase any securities which would cause 25% or more of the value of its total assets at the time of such purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, or in industrial development bonds or other securities, the interest upon which is paid from revenues of similar types of projects (unless the Fund is in a temporary defensive position); provided that there is no limitation with respect to investments in U.S. government securities.

The above investment limitations cannot be changed without shareholder approval.

FUND INFORMATION

MANAGEMENT OF THE FUND

BOARD OF TRUSTEES

The Fund is managed by a Board of Trustees. The Trustees are responsible for managing the Fund's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. An Executive Committee of the Board of Trustees handles the Board's responsibilities between meetings of the Board.

INVESTMENT ADVISER

Investment decisions for the Fund are made by Federated Management, the Fund's investment adviser, subject to direction by the Trustees. The adviser continually conducts investment research and supervision for the Fund and is responsible for the purchase and sale of portfolio instruments.

ADVISORY FEES

The adviser receives an annual investment advisory fee equal to 0.20% of the Fund's average daily net assets. The adviser may voluntarily choose to waive a portion of its fee or reimburse other expenses of the Fund, but reserves the right to terminate such waiver or reimbursement at any time at its sole discretion.

ADVISER'S BACKGROUND

Federated Management, a Delaware business trust, organized on April 11, 1989, is a registered investment adviser under the Investment Advisers Act of 1940. It is a subsidiary of Federated Investors. All of the Class A (voting) shares of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, Chairman and Trustee of Federated Investors, Mr. Donahue's wife, and Mr. Donahue's son, J. Christopher Donahue, who is President and Trustee of
Federated Investors.     Federated Management and other subsidiaries of
Federated Investors serve as investment advisers to a number of investment companies and private accounts. Certain other subsidiaries also provide administrative services to a number of investment companies. With over $120 billion invested across more than 300 funds under management and/or administration by its subsidiaries, as of December 31, 1997, Federated Investors is one of the largest mutual fund investment managers in the United States. With more than 2,000 employees, Federated continues to be led by the management who founded the company in 1955. Federated funds are presently at work in and
through approximately 4,000 financial institutions nationwide.      Both the
Trust and the adviser have adopted strict codes of ethics governing the conduct of all employees who manage the Fund and its portfolio securities. These codes recognize that such persons owe a fiduciary duty to the Fund's shareholders and must place the interests of shareholders ahead of the employees' own interests. Among other things, the codes: require preclearance and periodic reporting of personal securities transactions; prohibit personal transactions in securities being purchased or sold, or being considered for purchase or sale, by the Fund; prohibit purchasing securities in initial public offerings; and prohibit taking profits on securities held for less than sixty days. Violations of the codes are subject to review by the Trustees, and could result in severe penalties.

DISTRIBUTION OF INSTITUTIONAL CAPITAL SHARES

Federated Securities Corp. is the principal distributor for Institutional Capital Shares of the Fund. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors.

SHAREHOLDER SERVICES

The Fund has entered into a Shareholder Services Agreement with Federated Shareholder Services, a subsidiary of Federated Investors, under which the Fund may make payments up to 0.25% of the average daily net asset value of its shares, computed at an annual rate, to obtain certain personal services for shareholders and to maintain shareholder accounts. From time to time and for such periods as deemed appropriate, the amount stated above may be reduced voluntarily. Under the Shareholder Services Agreement, Federated Shareholder Services will either perform shareholder services directly or will select financial institutions to perform shareholder services. Financial institutions will receive fees based upon shares owned by their clients or customers. The schedules of such fees and the basis upon which such fees will be paid will be determined from time to time by the Fund and Federated Shareholder Services.

SUPPLEMENTAL PAYMENTS TO FINANCIAL INSTITUTIONS

In addition to payments made pursuant to the Shareholder Services Agreement, Federated Securities Corp. and Federated Shareholder Services, from their own assets, may pay financial institutions supplemental fees for the performance of substantial sales services, distribution-related support services, or shareholder services. The support may include sponsoring sales, educational and training seminars for their employees, providing sales literature, and engineering computer software programs that emphasize the attributes of the Fund. Such assistance will be predicated upon the amount of shares the financial institution sells or may sell, and/or upon the type and nature of sales or marketing support furnished by the financial institution. Any payments made by the distributor may be reimbursed by the Fund's investment adviser or its affiliates.

ADMINISTRATION OF THE FUND

ADMINISTRATIVE SERVICES

Federated Services Company, a subsidiary of Federated Investors, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund at an annual rate which relates to the average aggregate daily net assets of all funds advised by affiliates of Federated Investors specified below:

 MAXIMUM         AVERAGE AGGREGATE
   FEE            DAILY NET ASSETS
 0.150%       on the first $250 million
 0.125%       on the next $250 million
 0.100%       on the next $250 million
 0.075% on assets in excess of $750 million
The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of shares. Federated Services Company may choose voluntarily to waive a portion of its fee.

NET ASSET VALUE

The Fund attempts to stabilize the net asset value of shares at $1.00 by valuing the portfolio securities using the amortized cost method. The net asset value per share is determined by subtracting liabilities attributable to Institutional Capital Shares from the value of Fund assets attributable to Institutional Capital Shares, and dividing the remainder by the number of Institutional Capital Shares outstanding. The Fund cannot guarantee that its net asset value will always remain at $1.00 per share.

The net asset value is determined at 12:00 noon, 3:00 p.m. (Eastern time), and as of the close of trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange, Monday through Friday, except on New Year's Day, Martin Luther King Jr., Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

HOW TO PURCHASE SHARES

Shares are sold at their net asset value, without a sales charge, next determined after an order is received, on days on which the New York Stock Exchange is open for business. Shares may be purchased either by wire or by check. The Fund reserves the right to reject any purchase request.

To make a purchase, open an account by calling Federated Securities Corp. Information needed to establish the account will be taken by telephone. The minimum initial investment is $1,000,000. However, an account may be opened with a smaller amount as long as the minimum is reached within one year of opening the account. Financial institutions may impose different minimum investment requirements on their customers.

PURCHASING SHARES BY WIRE

Shares may be purchased by Federal Reserve wire by calling the Fund before 3:00 p.m. (Eastern time) to place an order. The order is considered received immediately. Payment by federal funds must be received before 3:00 p.m. (Eastern time) that day. Federal funds should be wired as follows: Federated Shareholder Services Company, c/o State Street Bank and Trust Company, Boston, MA;
Attention: EDGEWIRE; For Credit to: Municipal Obligations Fund -- Institutional Capital Shares; Fund Number (this number can be found on the account statement or by contacting the Fund); Group Number or Order Number; Nominee or Institution Name; and ABA Number 011000028. Shares cannot be purchased by wire on holidays when wire transfers are restricted. Questions on wire purchases should be directed to your shareholder services representative at the telephone number listed on your account statement.

PURCHASING SHARES BY CHECK

Shares may be purchased by sending a check to Federated Shareholder Services Company, P.O. Box 8600, Boston, MA 02266-8600. The check should be made payable to: Municipal Obligations Fund -- Institutional Capital Shares. Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received), and shares begin earning dividends the next day.

INVEST-BY-PHONE

Once an account has been opened, a shareholder may use invest-by-phone for investments if an authorization form has been filed with Federated Shareholder Services Company, the transfer agent for shares of the Fund. Approximately two weeks after sending the form to Federated Shareholder Services Company, the shareholder may call Federated Shareholder Services Company to purchase shares. Federated Shareholder Services Company will send a request for monies to the shareholder's commercial bank, savings bank, or credit union ("bank") via the Automated Clearing House. The shareholder's bank, which must be an Automated Clearing House member, will then forward the monies to Federated Shareholder Services Company. The purchase is normally entered the next business day after the initial phone request. For further information and an application, call the Fund.

HOW TO REDEEM SHARES

Shares are redeemed at their net asset value next determined after Federated Shareholder Services Company receives the redemption request. Redemptions will be made on days on which the Fund computes its net asset value. Redemption requests must be received in proper form and can be made as described below.

REDEEMING SHARES BY TELEPHONE

Redemptions in any amount may be made by calling the Fund provided the Fund has a properly completed authorization form. These forms can be obtained from Federated Securities Corp. Proceeds from redemption requests received before 12:00 noon (Eastern time) will be wired the same day to the shareholder's account at a domestic commercial bank which is a member of the Federal Reserve System, but will not include that day's dividend. Proceeds from redemption requests received after that time include that day's dividend but will be wired the following business day. Proceeds from redemption requests on holidays when wire transfers are restricted will be wired the following business day. Questions about telephone redemptions on days when wire transfers are restricted should be directed to your shareholder services representative at the telephone number listed on your account statement.

Telephone instructions may be recorded and if reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or
fraudulent telephone instructions.     In the event of drastic economic or
market changes, a shareholder may experience difficulty in redeeming by telephone. If this occurs, "Redeeming Shares by Mail" should be considered. If at any time the Fund shall determine it necessary to terminate or modify the telephone redemption privilege, shareholders would be promptly notified. REDEEMING SHARES BY MAIL

Shares may be redeemed in any amount by mailing a written request to: Federated Shareholder Services Company, P.O. Box 8600, Boston, MA 02266-8600. If share certificates have been issued, they should be sent unendorsed with the written request by registered or certified mail to the address noted above.

The written request should state: the Fund name and the class designation; the account name as registered with the Fund; the account number; and the number of shares to be redeemed or the dollar amount requested. All owners of the account must sign the request exactly as the shares are registered. Normally, a check for the proceeds is mailed within one business day, but in no event more than seven days, after the receipt of a proper written redemption request. Dividends are paid up to and including the day that a redemption request is processed.

Shareholders requesting a redemption of any amount to be sent to an address other than that on record with the Fund or a redemption payable other than to the shareholder of record must have their signatures guaranteed by a commercial or savings bank, trust company or savings association whose deposits are insured by an organization which is administered by the Federal Deposit Insurance Corporation; a member firm of a domestic stock exchange; or any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934. The Fund does not accept signatures guaranteed by a notary public.

ACCOUNT AND SHARE INFORMATION

DIVIDENDS

Dividends are declared daily and paid monthly. Dividends are automatically reinvested on payment dates in additional shares of the Fund unless cash payments are requested by writing to the Fund. Shares purchased by wire before 3:00 p.m. (Eastern time) begin earning dividends that day. Shares purchased by check begin earning dividends the day after the check is converted into federal funds.

CAPITAL GAINS

The Fund does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund will distribute in cash or additional shares any realized net long-term capital gains at least once every 12 months.

ACCOUNT ACTIVITY

Shareholders will receive periodic statements reporting all account activity including dividends paid. The Fund will not issue share certificates.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, the Fund may redeem shares in any account, except accounts maintained by retirement plans, and pay the proceeds to the shareholder if the account balance falls below a required minimum value of $1,000,000 due to shareholder redemptions. Before shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional shares to meet the minimum requirement.

VOTING RIGHTS

Each share of the Trust owned by a shareholder gives that shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All shares of all classes of each portfolio in the Trust have equal voting rights, except that in matters affecting only a particular portfolio or class, only shareholders of that portfolio or class are entitled to vote. The Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Trust's or the Fund's operation and for election of Trustees under certain circumstances.

Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting shall be called by the Trustees upon the written request of
shareholders owning at least 10% of the outstanding shares of the Trust.     As
of March 2, 1998, Parker/Hunter Inc., Pittsburgh, Pennsylvania owned 83.19% of the voting securities of the Fund, and, therefore, may, for certain purposes, be deemed to control the Fund and be able to affect the outcome of certain matters
presented for a vote of shareholders.      TAX INFORMATION

FEDERAL INCOME TAX

The Fund will pay no federal income tax because it expects to meet requirements of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. The Fund will be treated as a single, separate entity for federal income tax purposes so that income (including capital gains) and losses realized by the Trust's other portfolios will not be combined for tax purposes with those realized by the Fund.

Shareholders are not required to pay the federal regular income tax on any dividends received from the Fund that represent net interest on tax-exempt municipal bonds. However, under the Tax Reform Act of 1986, dividends representing net interest earned on certain "private activity" bonds issued after August 7, 1986, may be included in calculating the federal individual alternative minimum tax or the federal alternative minimum tax for corporations. The Fund may purchase, within the limits of its investment policies, all types of municipal bonds, including private activity bonds.

The alternative minimum tax applies when it exceeds the regular tax for the taxable year. Alternative minimum taxable income is equal to the regular taxable income of the taxpayer increased by certain "tax preference" items not included in regular taxable income and reduced by only a portion of the deductions allowed in the calculation of the regular tax.

Dividends of the Fund representing net interest income earned on some temporary investments and any realized net short-term gains are taxed as ordinary income.

These tax consequences apply whether dividends are received in cash or as additional shares.

STATE AND LOCAL TAXES

Because interest received by the Fund may not be exempt from all state and local income taxes, shareholders may be required to pay state and local taxes on dividends received from the Fund. Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.

OTHER CLASSES OF SHARES

The Fund also offers other classes. Institutional Shares are sold at net asset value primarily to entities holding shares in an agency or fiduciary capacity, financial institutions, financial intermediaries and institutional investors and are subject to a minimum initial investment of $1,000,000. Institutional Service Shares are sold at net asset value primarily to financial institutions, financial intermediaries and institutional investors and are subject to a minimum initial investment of $1,000,000.

All classes are subject to certain of the same expenses.

Neither Institutional Shares nor Institutional Service Shares are distributed with a 12b-1 Plan but both are subject to shareholder services fees. Currently, Institutional Shares are accruing no shareholder services fees.

Expense differences between classes may affect the performance of each class.

To obtain more information and a prospectus for any other class, investors may call 1-800-341-7400.

PERFORMANCE INFORMATION

From time to time, the Fund advertises its yield, effective yield, tax-equivalent yield, and total return. The performance figures will be calculated separately for each class of shares.

Yield represents the annualized rate of income earned on an investment over a seven-day period. It is the annualized dividends earned during the period on an investment shown as a percentage of the investment. The effective yield is calculated similarly to the yield, but when annualized, the income earned by an investment is assumed to be reinvested daily. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment. The tax-equivalent yield is calculated similarly to the yield, but is adjusted to reflect the taxable yield that would have to be earned to equal
the Fund's tax-exempt yield, assuming a specific tax rate.      Total return
represents the change, over a specified period of time, in the value of an investment in the shares after reinvesting all income distributions. It is calculated by dividing that change by the initial investment and is expressed as
a percentage.     From time to time, advertisements for the Fund may refer to ratings, rankings, and other information in certain financial publications
and/or compare the Fund's performance to certain indices.      FINANCIAL
HIGHLIGHTS INSTITUTIONAL SERVICE SHARES

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                             YEAR ENDED JANUARY 31,

                                                1998       1997(a)

NET ASSET VALUE, BEGINNING OF PERIOD            $ 1.00     $ 1.00
INCOME FROM INVESTMENTOPERATIONS
Net investment income                             0.03       0.03
LESS DISTRIBUTIONS Distributions
from net investment income                       (0.03)     (0.03)
NET ASSET VALUE, END OF PERIOD                   $1.00     $ 1.00
TOTAL RETURN(B)                                   3.43%      3.31%
RATIOS TO AVERAGE NET ASSETS
Expenses                                          0.43%      0.43%
Net investment income                             3.48%      3.08%
Expense waiver/reimbursement(c)                   0.23%      0.21%
SUPPLEMENTAL DATA
Net assets, end of period (000 omitted)        $41,216      $0.30


(a) Reflects operations for the period
from February 1, 1996 (date of initial public offering) to January 31, 1997.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

 FINANCIAL HIGHLIGHTS  INSTITUTIONAL SHARES

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                              YEAR ENDED JANUARY 31,
                                                  1998      1997      1996      1995     1994(a)
 NET ASSET VALUE, BEGINNING OF PERIOD                $ 1.00    $ 1.00    $ 1.00   $ 1.00    $ 1.00
 INCOME FROM INVESTMENT OPERATIONS
   Net investment income                               0.04      0.04      0.04     0.03      0.02
 LESS DISTRIBUTIONS
   Distributions from net investment income          (0.04)    (0.04)    (0.04)   (0.03)    (0.02)
   Distributions from net realized gains                                 (0.00)**
 NET ASSET VALUE, END OF PERIOD                      $ 1.00    $ 1.00    $ 1.00   $ 1.00    $ 1.00
 TOTAL RETURN(B)                                      3.68%     3.56%     4.03%    3.04%     2.46%
 RATIOS TO AVERAGE NET ASSETS
   Expenses                                           0.18%     0.18%     0.18%    0.15%    0.13%*
   Net investment income                              3.57%     3.48%     3.95%    2.86%    2.53%*
   Expense waiver/reimbursement(c)                    0.23%     0.20%     0.12%    0.16%    0.38%*
 SUPPLEMENTAL DATA
   Net assets, end of period (000 omitted)         $217,838  $159,561  $135,120  $93,595  $350,975

* Computed on an annualized basis.

** Amount represents less than $0.0001 per share.

(a) Reflects operations for the period from February 8, 1993 (date of initial public investment) to January 31, 1994.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

PORTFOLIO OF INVESTMENTS

MUNICIPAL OBLIGATIONS FUND

JANUARY 31, 1998

MUNICIPAL OBLIGATIONS FUND

      PRINCIPAL
       AMOUNT                                                                            VALUE

 (A) SHORT-TERM MUNICIPALS--96.7%
 ALABAMA--3.3%
 $          3,500,000 Alabama State IDA, Revenue Bonds Weekly VRDNs (Southern Bag    $    3,500,000
                      Corporation, Ltd.)/ (SouthTrust Bank of Alabama, Birmingham
                      LOC)
            5,500,000 Phoenix City, AL IDB, Environmental Improvement Revenue Bonds       5,500,000
                      (Series 1990A) Daily VRDNs (Mead Coated Board)/(Sumitomo Bank
                      Ltd., Osaka LOC)
                                              TOTAL                                       9,000,000
 ARIZONA--1.6%
            4,495,000 Pima County, AZ IDA, Single Family Mortgage (PA-159) Weekly         4,495,000
                      VRDNs (GNMA COL)/(Merrill Lynch Capital Services, Inc. LIQ)
 ARKANSAS--1.3%
            1,000,000 Arkadelphia, AR, Industrial Development Revenue Bonds (Series       1,000,000
                      1996) Weekly VRDNs (Siplast, Inc.)/(Den Danske Bank A/S LOC)
            2,700,000 Arkansas Development Finance Authority, Single Family               2,700,000
                      Mortgage Revenue Bonds (1997 Series D), 4.05% TOBs, Mandatory
                      Tender 7/1/1998
                                              TOTAL                                       3,700,000
 COLORADO--2.5%
            7,000,000 Denver (City & County), CO, Airport System Subordinate              7,000,000
                      Revenue Bonds (Series 1997A), 3.60% CP (Bayerische Landesbank
                      Girozentrale LOC), Mandatory Tender 5/20/1998
 CONNECTICUT--1.5%
            4,115,000 Connecticut State HFA, (PT-81) Weekly VRDNs (Rabobank               4,115,000
                      Nederland, Utrecht LIQ)
 DISTRICT OF COLUMBIA--0.9%
            2,500,000 District of Columbia Housing Finance Agency, (Series 1997C),        2,500,000
                      4.05% TOBs (AIG Funding, Inc. INV), Mandatory Tender 9/1/1998
 GEORGIA--10.9%
            1,300,000 Bowdon, GA Development Authority Weekly VRDNs (Trintex              1,300,000
                      Corp.)/(First Union National Bank, Charlotte, NC LOC)
            2,215,000 Burke County, GA Development Authority, (Series 1996), 3.90%        2,215,000
                      TOBs (Oglethorpe Power Corp. Vogtle Project), Optional Tender
                      4/30/1998
            4,305,000 Burke County, GA Development Authority, (Series 1997C), 3.90%       4,305,000
                      TOBs (Oglethorpe Power Corp. Vogtle Project), Optional Tender
                      5/28/1998
            8,000,000 Clayton County, GA Development Authority, (Series 1994)             8,000,000
                      Weekly VRDNs (Lear Seating Corp.)/ (Chase Manhattan Bank
                      N.A., New York LOC)
            1,440,000 Franklin County, GA Industrial Building Authority, (Series          1,440,000
                      1995) Weekly VRDNs (Bosal Industries, Inc.)/(ABN AMRO Bank
                      N.V., Amsterdam LOC)
            3,800,000 Gwinnett County, GA IDA Daily VRDNs (Volvo AB)/(Union Bank of       3,800,000
                      Switzerland, Zurich LOC)

 MUNICIPAL OBLIGATIONS FUND

      PRINCIPAL
       AMOUNT                                                                            VALUE

 (A) SHORT-TERM MUNICIPALS--CONTINUED
 GEORGIA--CONTINUED
 $          2,000,000 Jackson County, GA IDA, (Series 1996) Weekly VRDNs (Buhler     $    2,000,000
                      Quality Yarns Corp. Project)/ (Union Bank of Switzerland,
                      Zurich LOC)
            3,630,000 LaGrange, GA Housing Authority, Multifamily Refunding Revenue       3,630,000
                      Bonds (Series 1997) Weekly VRDNs (Greenwood Park)/(Columbus
                      Bank and Trust Co., GA LOC)
            3,465,000 LaGrange, GA Housing Authority, Multifamily Refunding Revenue       3,465,000
                      Bonds (Series 1997) Weekly VRDNs (Meadow Terrace)/(Columbus
                      Bank and Trust Co., GA LOC)
                                              TOTAL                                      30,155,000
 ILLINOIS--9.0%
            3,000,000 Chicago, IL, Chicago Midway Airport Special Facility Revenue        3,000,000
                      Bonds (Series 1998), 3.65% TOBs (Signature Flight Support
                      Corp.)/(Bayerische Landesbank Girozentrale LOC), Optional
                      Tender 6/1/1998
            3,000,000 Chicago, IL, Gas Supply Revenue Bonds (1993 Series B), 3.90%        3,000,000
                      TOBs (Peoples Gas Light & Coke Company), Optional Tender
                      12/1/1998
            1,800,000 Illinois Development Finance Authority, Industrial                  1,800,000
                      Development Revenue Bonds (Series 1996) Weekly VRDNs (Bimba
                      Manufacturing Co.)/(Harris Trust & Savings Bank, Chicago LOC)
            5,000,000 Illinois Development Finance Authority, PCR, (1997 Series A)        5,000,000
                      Weekly VRDNs (Illinois Power Co.)/(MBIA INS)/(First National
                      Bank of Chicago LIQ)
            4,010,000 (b)Illinois Development Finance Authority, PT-131 (Series           4,010,000
                      1995A), 3.95% TOBs (Catholic Health Partners
                      Services)/(Connie Lee INS)/(Credit Suisse First Boston LIQ),
                      Mandatory Tender 10/1/1998
            1,000,000 Illinois Development Finance Authority, Sewerage Facility           1,000,000
                      Revenue Bonds (Series 1993) Weekly VRDNs (The NutraSweet
                      Company)/(Monsanto Co. GTD)
            4,000,000 Illinois Housing Development Authority, (1997 Subseries B-2),       4,000,000
                      4.15% TOBs, Mandatory Tender 7/7/1998
            2,470,000 Rockford, IL, EDRB, 4.25% TOBs (Independence Village of             2,470,000
                      Rockford)/(Banque Paribas, Paris LOC), Optional Tender
                      12/1/1998
              600,000 Southwestern Illinois Development Authority, (Series 1991)            600,000
                      Weekly VRDNs (Robinson Steel Co.)/(American National Bank,
                      Chicago LOC)
                                              TOTAL                                      24,880,000
 INDIANA--7.1%
            3,800,000 Elkhart County, IN, (Series 1997) Weekly VRDNs (Hart Housing        3,800,000
                      Group, Inc.)/(KeyBank, N.A. LOC)
            3,500,000 Gibson County, IN, Pollution Control Revenue Bonds (Series          3,500,000
                      1997) Weekly VRDNs (Toyota Motor Manufacturing, Indiana,
                      Inc.)/(Bank of Tokyo-Mitsubishi Ltd. LOC)
            6,500,000 Jeffersonville, IN, (Series 1997A) Weekly VRDNs (Wayne Steel,       6,500,000
                      Inc.)/(Bank One, Ohio, N.A. LOC)
            1,785,000 Richmond, IN, Economic Development Revenue Bonds (Series            1,785,000
                      1996) Weekly VRDNs (Holland Colors Americas, Inc.
                      Project)/(Bank One, Indianapolis, N.A. LOC)
            4,000,000 Rushville, IN, (Series 1996) Weekly VRDNs (Fujitsu Ten Corp.        4,000,000
                      of America)/(Bank of Tokyo- Mitsubishi Ltd. LOC)
                                              TOTAL                                      19,585,000

 MUNICIPAL OBLIGATIONS FUND

      PRINCIPAL
       AMOUNT                                                                            VALUE

 (A) SHORT-TERM MUNICIPALS--CONTINUED
 KENTUCKY--0.4%
 $          1,000,000 Graves County, KY, School Building Revenue Bonds (Series       $    1,000,000
                      1988) Weekly VRDNs (Seaboard Farms Project)/(Bank of New
                      York, New York LOC)
 LOUISIANA--1.9%
            5,385,000 Louisiana PFA, (Series 1998), 3.80% Bonds (University of New        5,385,000
                      Orleans Research & Technology Foundation)/(AMBAC INS),
                      1/1/1999
 MAINE--1.4%
            4,000,000 Jay, ME, Solid Waste Disposal Revenue Bonds, 4.20% TOBs             4,000,000
                      (International Paper Co.), Optional Tender 6/1/1998
 MARYLAND--1.4%
            2,600,000 Maryland State Community Development Administration, (Series        2,600,000
                      1990A) Weekly VRDNs (College Estates)/(First National Bank of
                      Maryland, Baltimore LOC)
            1,400,000 Montgomery County, MD Weekly VRDNs (Information Systems and         1,400,000
                      Networks Corp.)/(PNC Bank, N.A. LOC)
                                              TOTAL                                       4,000,000
 MASSACHUSETTS--0.8%
            2,250,000 Weymouth, MA, 4.25% BANs, 11/5/1998                                 2,253,774
 MINNESOTA--1.3%
            1,600,000 Blaine, MN, (Series 1997) Weekly VRDNs (Plastic Enterprises,        1,600,000
                      Inc.)/(Norwest Bank Minnesota, N.A. LOC)
            2,000,000 White Bear Lake, MN City of, (Series 1997), 4.5475% TOBs            2,000,000
                      (Century Townhomes)/ (Westdeutsche Landesbank Girozentrale
                      INV), Mandatory Tender 6/1/1998
                                              TOTAL                                       3,600,000
 MISSISSIPPI--0.4%
            1,168,000 Greenville, MS IDA Weekly VRDNs (Mebane Packaging                   1,168,000
                      Corp.)/(First Union National Bank, Charlotte, NC LOC)
 MISSOURI--0.4%
            1,000,000 St. Louis, MO IDA, (Series 1997) Weekly VRDNs (Cee Kay              1,000,000
                      Supply)/(Commerce Bank, Kansas City, N.A. LOC)
 NEBRASKA--1.0%
            2,850,000 Nebraska Investment Finance Authority, (Series 1997) Weekly         2,850,000
                      VRDNs (Transcrypt International, Inc.)/(Norwest Bank
                      Minnesota, N.A. LOC)
 NEVADA--2.9%
            3,500,000 Nevada Housing Division, Multi-Unit Housing Revenue Bonds           3,500,000
                      (Series 1996A) Weekly VRDNs (Oakmont at Flamingo Road)/(ABN
                      AMRO Bank N.V., Amsterdam LOC)
            3,800,000 Nevada Housing Division, Multi-Unit Housing Revenue Bonds           3,800,000
                      (Series 1996A) Weekly VRDNs (Oakmont at Fort Apache
                      Road)/(ABN AMRO Bank N.V., Amsterdam LOC)

 MUNICIPAL OBLIGATIONS FUND

      PRINCIPAL
       AMOUNT                                                                            VALUE

 (A) SHORT-TERM MUNICIPALS--CONTINUED
 NEVADA--CONTINUED
 $            650,000 Nevada State Department of Community & Industrial Development  $      650,000
                      Weekly VRDNs (Kinplex Company Project)/(Credit Commercial De
                      France, Paris LOC)
                                              TOTAL                                       7,950,000
 NEW HAMPSHIRE--1.8%
            5,100,000 New Hampshire Business Finance Authority, PCR Bonds (Series         5,100,000
                      A), 3.70% CP (New England Power Co.), Mandatory Tender
                      5/1/1998
 NEW JERSEY--0.9%
            2,515,374 Camden County, NJ, (Series 1997A), 4.00% BANs, 2/10/1998            2,515,493
 NEW YORK--4.8%
            4,215,000 New York City, NY, UT GO, 4.25% Bonds, 2/1/1998 4,215,000
            6,000,000 Niagara County, NY IDA, Solid Waste Disposal Facility
            Revenue 6,000,000
                      bonds (Series 1996D) Weekly VRDNs (American Ref-Fuel
                      Co.)/(Wachovia Bank of NC, N.A., Winston-Salem LOC)
            3,000,000 Sodus Central School District, NY, 4.00% BANs, 2/4/1998             3,000,047
                                              TOTAL                                      13,215,047
 NORTH CAROLINA--5.4%
            6,000,000 Person County, NC Industrial Facilities & Pollution Control         6,000,000
                      Financing Authority Daily VRDNs (Carolina Power & Light
                      Co.)/(Fuji Bank, Ltd., Tokyo LOC)
            6,630,000 Wake County, NC Industrial Facilities & PCFA, (Series
                      1990A), 6,630,000 4.00% CP (Carolina Power & Light
                      Co.)/(Fuji Bank, Ltd., Tokyo LOC), Mandatory Tender
                      2/17/1998
            2,300,000 Wake County, NC Industrial Facilities & PCFA, (Series
                      1990A), 2,300,000 4.00% CP (Carolina Power & Light
                      Co.)/(Fuji Bank, Ltd., Tokyo LOC), Mandatory Tender
                      2/25/1998
                                              TOTAL                                      14,930,000
 OHIO--1.4%
            4,000,000 Brookville, OH, (Series 1988) Weekly VRDNs (Green                   4,000,000
                      Tokai)/(Bank of Tokyo-Mitsubishi Ltd. LOC)
 OKLAHOMA--0.4%
            1,145,000 Tulsa, OK International Airport, Variable Rate
                      Certificates 1,145,000 (Series 1997 B-1) Weekly VRDNs
                      (MBIA INS)/(Bank of America NT and SA, San Francisco LIQ)
 OREGON--0.6%
              755,000 Oregon State, Economic Development Revenue Bonds (Series              755,000
                      1988C) Weekly VRDNs (Jepco Development, Inc.)/(Wells Fargo
                      Bank, N.A. LOC)
              825,000 Oregon State, Economic Development Revenue Bonds                      825,000
                      (Series1988B) Weekly VRDNs (Domaine Drouhin Oregon,
                      Inc.)/(Wells Fargo Bank, N.A. LOC)
                                              TOTAL                                       1,580,000

MUNICIPAL OBLIGATIONS FUND


      PRINCIPAL
       AMOUNT                                                                            VALUE

 (A) SHORT-TERM MUNICIPALS--CONTINUED
 PENNSYLVANIA--1.3%
 $          3,000,000 Clinton County, PA IDA, Solid Waste Disposal Revenue Bonds     $    3,000,000
                      (Series 1992A), 3.95% TOBs (International Paper Co.),
                      Optional Tender 1/15/1999
              500,000 Pennsylvania State Higher Education Assistance Agency,                500,000
                      Student Loan Adjustable Rate Revenue Bonds (Series 1997A)
                      Weekly VRDNs (Student Loan Marketing Association LOC)
                                              TOTAL                                       3,500,000
 SOUTH CAROLINA--4.3%
            4,500,000 Dorchester County, SC, 4.25% TANs, 4/15/1998                        4,503,063
              550,000 South Carolina Job Development Authority, (Series 1987)               550,000
                      Weekly VRDNs (Jewish Community Center)/(Bank of
                      Tokyo-Mitsubishi Ltd. LOC)
              250,000 South Carolina Job Development Authority, (Series 1988A)              250,000
                      Weekly VRDNs (Kent Manufacturing Co.)/(Credit Commercial De
                      France, Paris LOC)
              350,000 South Carolina Job Development Authority, (Series 1988B)              350,000
                      Weekly VRDNs (Seacord Corporation)/(Credit Commercial De
                      France, Paris LOC)
              550,000 South Carolina Job Development Authority, (Series 1990)               550,000
                      Weekly VRDNs (NMFO Associates)/ (Wachovia Bank & Trust Co.
                      LOC)
            1,050,000 South Carolina Job Development Authority, (Series 1990)             1,050,000
                      Weekly VRDNs (Old Claussen's Bakery)/(Wachovia Bank & Trust
                      Co. LOC)
              600,000 South Carolina Job Development Authority, (Series 1990)               600,000
                      Weekly VRDNs (Rice Street Association)/(Wachovia Bank & Trust
                      Co. LOC)
            1,005,000 South Carolina Job Development Authority, (Series B) Weekly         1,005,000
                      VRDNs (Osmose Wood Preserving)/(Credit Commercial De France,
                      Paris LOC)
            3,150,000 York County, SC IDA, Industrial Development Revenue Bonds           3,150,000
                      (Series1989) Weekly VRDNs (Sediver Inc)/(Banque Nationale de
                      Paris LOC)
                                              TOTAL                                      12,008,063
 SOUTH DAKOTA--6.5%
            3,000,000 South Dakota Housing Development Authority, (Series H), 3.95%       3,000,000
                      TOBs, Mandatory Tender 8/13/1998
           14,890,000 South Dakota Housing Development Authority, Homeownership          14,890,000
                      Mortgage Bonds (1997 Series E) Weekly VRDNs
                                              TOTAL                                      17,890,000
 TENNESSEE--3.5%
            1,500,000 Cheatham County, TN IDB, (Series 1997B) Weekly VRDNs (Triton        1,500,000
                      Boat Co.)/(First American National Bank, Nashville, TN LOC)
            2,000,000 Hawkins County, TN IDB, (Series 1995) Weekly VRDNs
                      (Sekisui 2,000,000 Ta Industries, Inc. Project)/ (Bank of
                      Tokyo-Mitsubishi Ltd.
                      LOC)
              200,000 Jackson, TN IDB, Solid Waste Facility Bonds (Series 1995)             200,000
                      Weekly VRDNs (Florida Steel Corp.)/(Nationsbank, N.A.,
                      Charlotte LOC)

 MUNICIPAL OBLIGATIONS FUND

      PRINCIPAL
       AMOUNT                                                                            VALUE

 (A) SHORT-TERM MUNICIPALS--CONTINUED
 TENNESSEE--CONTINUED
 $          1,800,000 Knox County, TN IDB, (Series 1996) Weekly VRDNs (Health        $    1,800,000
                      Ventures, Inc. Project)/(SunTrust Bank, Nashville LOC)
            3,200,000 Oak Ridge, TN IDB, Solid Waste Facility Bonds (Series 1996)         3,200,000
                      Weekly VRDNs (M4 Environmental L.P. Project)/(SunTrust Bank,
                      Atlanta LOC)
            1,000,000 South Pittsburg, TN IDB, (Series 1996) Weekly VRDNs (Lodge          1,000,000
                      Manufacturing Co. Project)/ (SunTrust Bank, Nashville LOC)
                                              TOTAL                                       9,700,000
 TEXAS--3.3%
            9,000,000 Tarrant County, TX IDC, (Series 1997) Weekly VRDNs (Lear            9,000,000
                      Operations Corp.)/(Chase Manhattan Bank N.A., New York LOC)
 VIRGINIA--11.0%
            4,700,000 Botetourt County, VA IDA, IDRB (Series 1995) Weekly VRDNs           4,700,000
                      (Emkay Holdings, L.L.C. Project)/ (State Street Bank and
                      Trust Co. LOC)
            5,000,000 Campbell County, VA IDA, Solid Waste Disposal Facilities            5,000,000
                      Revenue ACES Weekly VRDNs (Georgia-Pacific Corp.)/(Industrial
                      Bank of Japan Ltd., Tokyo LOC)
            2,770,000 Carroll County, VA IDA, IDRB (Series 1995) Weekly VRDNs             2,770,000
                      (Kentucky Derby Hosiery Co, Inc. Project)/(Bank One, Kentucky
                      LOC)
            6,000,000 Richmond, VA Redevelopment & Housing Authority, (Series B-1)        6,000,000
                      Weekly VRDNs (Richmond, VA Red Tobacco Row)/(Bayerische
                      Landesbank Girozentrale LOC)
            6,000,000 Richmond, VA Redevelopment & Housing Authority, (Series B-2)        6,000,000
                      Weekly VRDNs (Richmond, VA Red Tobacco Row)/(Bayerische
                      Landesbank Girozentrale LOC)
            5,795,000 Richmond, VA Redevelopment & Housing Authority, Multifamily         5,795,000
                      Refunding Revenue Bonds (Series 1997) Weekly VRDNs (Newport
                      Manor)/(Columbus Bank and Trust Co., GA LOC)
                                              TOTAL                                      30,265,000
 WEST VIRGINIA--0.4%
            1,100,000 Fayette County, WV, Solid Waste Disposal Facility Revenue           1,100,000
                      Bonds (Series 1995) Weekly VRDNs (Georgia-Pacific
                      Corp.)/(Industrial Bank of Japan Ltd., Tokyo LOC)
 WISCONSIN--1.1%
            2,000,000 Milwaukee, WI, (Series 1997), 3.90% TOBs (Signature Flight          2,000,000
                      Support Corp.)/(Bayerische Landesbank Girozentrale LOC),
                      Optional Tender 6/1/1998
            1,000,000 New Berlin, WI, (Series 1997A) Weekly VRDNs (Sunraider              1,000,000
                      LLC/New Berlin Plastics, Inc.)/ (Bank One, Wisconsin, N.A.
                      LOC)
                                          TOTAL                                           3,000,000
                                          TOTAL INVESTMENTS (AT AMORTIZED COST)(C)    $ 267,585,377

Securities that are subject to Alternative Minimum Tax represent 83.4% of the portfolio as calculated based upon total portfolio market value.

(a) The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations ('NRSROs') or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1, or SP-2 by Standard & Poor's, MIG-1, or MIG-2 by Moody's Investors Service, Inc., F-1+, F-1, and F-2 by Fitch IBCA, Inc. are all considered rated in one of the two highest short-term rating categories. Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

At January 31, 1998, the portfolio securities were rated as follows:

Tier Rating Based on Total Market Value (Unaudited)

  FIRST TIER  SECOND TIER
    96.26%       3.74%
(b) Denotes a restricted security which is subject to restrictions on resale under federal securities laws. At January 31, 1998, the securities amounted to $4,010,000, which represents 1.5% of net assets.

(c) Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($276,755,375) at January 31, 1998.

The following acronyms are used throughout this portfolio:

ACES --Adjustable Convertible Extendable Securities AMBAC --American Municipal Bond Assurance Corporation BANs --Bond Anticipation Notes COL --Collateralized CP --Commercial Paper EDRB --Economic Development Revenue Bonds GNMA --Government National Mortgage Association GO --General Obligation GTD --Guaranty HFA --Housing Finance Authority IDA --Industrial Development Authority IDB --Industrial Development Bond IDC --Industrial Development Corporation IDRB --Industrial Development Revenue Bond INS --Insured INV --Investment Agreement LIQ --Liquidity Agreement LLC --Limited Liability Corporation LOC --Letter of Credit MBIA --Municipal Bond Investors Assurance PCR --Pollution Control Revenue PCFA --Pollution Control Finance Authority PFA --Public Facility Authority TANs --Tax Anticipation Notes TOBs --Tender Option
Bonds UT --Unlimited Tax VRDNs --Variable Rate Demand Notes      (See Notes
which are an integral part of the Financial Statements)

STATEMENT OF ASSETS AND LIABILITIES

MUNICIPAL OBLIGATIONS FUND

JANUARY 31, 1998

 ASSETS:
 Total investments in securities, at amortized cost and value                        $  267,585,377
 Cash                                                                                     7,415,239
 Income receivable                                                                        1,380,946
 Receivable for shares sold                                                               1,000,000
   Total assets                                                                         277,381,562
 LIABILITIES:
 Income distribution payable                                              $ 565,439
 Accrued expenses                                                            60,748
   Total liabilities                                                                        626,187
 Net Assets for 276,732,046 shares outstanding                                       $  276,755,375
 NET ASSET VALUE, OFFERING PRICE, AND REDEMPTION PROCEEDS PER SHARE:
 INSTITUTIONAL SHARES:
 $217,838,217 / 217,815,662 shares outstanding                                                $1.00
 INSTITUTIONAL SERVICE SHARES:
 $41,216,064 / 41,216,085 shares outstanding                                                  $1.00
 INSTITUTIONAL CAPITAL SHARES:
 $17,701,094 / 17,700,299 shares outstanding                                                  $1.00

(See Notes which are an integral part of the Financial Statements)

STATEMENT OF OPERATIONS

MUNICIPAL OBLIGATIONS FUND

YEAR ENDED JANUARY 31, 1998

 INVESTMENT INCOME:
 Interest                                                                               $ 8,444,196
 EXPENSES:
 Investment advisory fee                                                   $   447,960
 Administrative personnel and services fee                                     190,864
 Custodian fees                                                                  2,159
 Transfer and dividend disbursing agent fees and expenses                       70,095
 Directors'/Trustees' fees                                                       4,542
 Auditing fees                                                                  14,294
 Legal fees                                                                      8,105
 Portfolio accounting fees                                                      82,007
 Shareholder services fee - Institutional Service Shares                        30,518
 Shareholder services fee - Institutional Capital Shares                        33,437
 Share registration costs                                                       72,073
 Printing and postage                                                           31,066
 Insurance premiums                                                              4,485
 Taxes                                                                             688
 Miscellaneous                                                                     890
   Total expenses                                                              993,183
 Waivers and reimbursements
   Waiver of investment advisory fee $ (447,960) Waiver of shareholder services fee - Institutional Capital (20,105) Shares Reimbursement of other operating expenses (65,583)
     Total waivers and reimbursements                                        (533,648)
       Net expenses                                                                         459,535
         Net investment income                                                          $ 7,984,661

(See Notes which are an integral part of the Financial Statements)

STATEMENT OF CHANGES IN NET ASSETS

MUNICIPAL OBLIGATIONS FUND

                                                                     YEAR ENDED JANUARY 31,
                                                                    1998                1997
 INCREASE (DECREASE) IN NET ASSETS:
 OPERATIONS--
 Net investment income                                         $       7,984,661  $       6,313,403
 Net realized gain (loss) on investments                                                   (32,313)
   Change in net assets resulting from operations                      7,984,661          6,281,090
 DISTRIBUTIONS TO SHAREHOLDERS
 Distributions from net investment income
   Institutional Shares                                              (7,088,218)        (6,272,384)
   Institutional Service Shares                                        (424,504)                (4)
   Institutional Capital Shares                                        (472,939)            (4,848)
   Class C Shares                                                             --           (36,167)
     Change in net assets resulting from distributions to            (7,985,661)        (6,313,403)
     shareholders
 CAPITAL CONTRIBUTION                                                                        32,313
 SHARE TRANSACTIONS
 Proceeds from sale of shares                                      4,261,655,577      3,319,509,601
 Net asset value of shares issued to shareholders in payment           2,454,015          1,279,467
 of distributions declared
 Cost of shares redeemed                                         (4,146,914,995)    (3,298,316,597)
   Change in net assets resulting from share transactions            117,194,597         22,472,471
     Change in net assets                                            117,193,597         22,472,471
 NET ASSETS:
 Beginning of period                                                 159,561,778        137,089,307
 End of period                                                 $     276,755,375  $     159,561,778

(See Notes which are an integral part of the Financial Statements)

NOTES TO FINANCIAL STATEMENTS

MUNICIPAL OBLIGATIONS FUND

JANUARY 31, 1998

ORGANIZATION

Money Market Obligations Trust II (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of three portfolios. The financial statements included herein are only those of Municipal Obligations Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide current income exempt from federal regular income tax consistent with stability of principal.

The Fund offers three classes of shares: Institutional Shares, Institutional Service Shares, and Institutional Capital Shares.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act. Investments in other open-end regulated investment companies are valued at net asset value.

INVESTMENT INCOME, EXPENSES, AND DISTRIBUTIONS

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

FEDERAL TAXES

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

RESTRICTED SECURITIES

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees (the "Trustees"). The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Additional information on each restricted security held at January 31, 1998, is as follows:

                                           ACQUISITION  ACQUISITION
                SECURITY                       DATE         COST

 Illinois Development Finance Authority     10/2/1997   $4,010,000


USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses, and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER

Investment transactions are accounted for on the trade date.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest ($0.0001 par value). Transactions in shares were as follows:

                                                                         YEAR ENDED JANUARY 31,
 INSTITUTIONAL SHARES                                                     1998            1997
 Shares sold                                                          3,591,948,985   3,310,319,398
 Shares issued to shareholders in payment of distributions                1,979,575       1,275,572
 declared
 Shares redeemed                                                    (3,535,649,749)  (3,287,154,333)
   Net change resulting from Institutional Share transactions            58,278,811      24,440,637


                                                                         YEAR ENDED JANUARY 31,
 INSTITUTIONAL SERVICE SHARES                                             1998            1997
Shares sold                                                             251,107,687             300
Shares issued to shareholders in payment of
distributions declared                                                      339,358               1
Shares redeemed                                                        (210,231,259)           (102)
Net change resulting from Institutional Service Share transactions       41,215,786             199


                                                                         YEAR ENDED JANUARY 31,
 INSTITUTIONAL CAPITAL SHARES                                             1998            1997
Shares sold                                                             418,598,905       5,039,630
Shares issued to shareholders in payment
of distributions declared                                                   135,082           3,892
Shares redeemed                                                        (401,033,987)     (5,043,323)
Net change resulting from Institutional Capital Share
transactions                                                             17,700,000             199


                                                                         YEAR ENDED JANUARY 31,
 CLASS C SHARES                                                           1998(A)         1997
Shares sold                                                                               4,150,273
Shares issued to shareholders in payment of
distributions declared                                                                            2
Shares redeemed                                                                          (6,118,839)
Net change resulting
from Class C Share transactions                                                          (1,968,564)
Net change resulting from Share
transactions                                                            117,194,597       22,472,471

(a) As of November 15, 1996, the Fund's Class C Shares were no longer operational.

INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE

Federated Management, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.20% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

CAPITAL CONTRIBUTION

Lehman Brothers Global Asset Management, the Fund's former adviser, made a capital contribution to the Fund, during the period ended November 15, 1996, of an amount equal to the accumulated net realized loss on investments balance
carried by the Fund.      These transactions resulted in a permanent book and
tax difference. As such, the paid-in-capital and accumulated net realized gain/loss accounts have been adjusted accordingly. This adjustment did not affect net investment income, net realized gains/losses, or net assets.

ADMINISTRATIVE FEE

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

SHAREHOLDER SERVICES FEE

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Fund will pay FSS up to 0.25% of average daily net assets of the Fund for the period. There is no present intention of paying or accruing the shareholder services fee for the Institutional Shares. The fee paid to FSS is used to finance certain services for shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive any portion of its fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES

FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES

FServ maintains the Trust's accounting records for which it receives a fee. The fee is based on the level of the Trust's average daily net assets for the period, plus out-of-pocket expenses.

INTERFUND TRANSACTIONS

During the period ended January 31, 1998, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions were made at current market value pursuant to Rule 17a-7 under the Act amounting to $1,323,530,128 and $1,580,624,500,
respectively.      GENERAL

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

To the Shareholders and Trustees of MUNICIPAL OBLIGATIONS FUND:     We have
audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Municipal Obligations Fund, a portfolio of Money Market Obligations Trust II, as of January 31, 1998, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of January 31, 1998, by correspondence with the custodian and brokers or other appropiate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Municipal Obligations Fund at January 31, 1998, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and financial highlights for each of the periods indicated therein, in conformity with generally accepted accounting principles.

ERNST & YOUNG LLP Pittsburgh, Pennsylvania March 13, 1998

NOTES

NOTES

Federated Investors
[Graphic]

Municipal Obligations Fund

(A Portfolio of Money Market Obligations Trust II)

Institutional Capital Shares

PROSPECTUS

MARCH 31, 1998

A Portfolio of Money Market Obligations Trust II, an Open-End Management Investment Company

MUNICIPAL
OBLIGATIONS FUND
Institutional Capital Shares
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

DISTRIBUTOR
Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

INVESTMENT ADVISER
Federated Management
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

CUSTODIAN
State Street Bank and
Trust Company
P.O. Box 8600
Boston, MA 02266-8600

TRANSFER AGENT
AND DIVIDEND
DISBURSING AGENT
Federated Shareholder
Services Company
P.O. Box 8600
Boston, MA 02266-8600

INDEPENDENT AUDITORS
Ernst & Young LLP
One Oxford Centre
Pittsburgh, PA 15219

Federated Securities Corp., Distributor
1-800-341-7400
www.federatedinvestors.com
Cusip 608912309
G01881-09 (3/98)

[Graphic]


MUNICIPAL OBLIGATIONS FUND

(A PORTFOLIO OF MONEY MARKET OBLIGATIONS TRUST II)

INSTITUTIONAL SHARES
INSTITUTIONAL SERVICE SHARES
INSTITUTIONAL CAPITAL SHARES


STATEMENT OF ADDITIONAL INFORMATION

This Statement of Additional Information should be read with the prospectuses of Municipal Obligations Fund (the "Fund"), a portfolio of Money Market Obligations Trust II (the "Trust") dated March 31, 1998. This Statement is not a prospectus. You may request a copy of a prospectus or a paper copy of this Statement, if you have received it electronically, free of charge by calling 1-800-341-7400.

MUNICIPAL OBLIGATIONS FUND
FEDERATED INVESTORS FUNDS
5800 CORPORATE DRIVE
PITTSBURGH, PENNSYLVANIA 15237-7000

Statement dated March 31, 1998

[Graphic]

Cusip 608912101
Cusip 608912200
Cusip 608912309

G01881-12 (3/98)

[Graphic]

TABLE OF CONTENTS

 FUND HISTORY                                                             1
 INVESTMENT POLICIES                                                      1
 Acceptable Investments                                                   1
 Participation Interests                                                  1
 Municipal Leases                                                         1
 Ratings                                                                  1
 When-Issued and Delayed Delivery Transactions                            2
 Repurchase Agreements                                                    2
 Reverse Repurchase Agreements                                            2
 Restricted and Illiquid Securities                                       2
 Credit Enhancement                                                       2
 Investing in Securities of Other Investment Companies                    2
 INVESTMENT LIMITATIONS                                                   2
 Diversification of Investments                                           2
 Issuing Senior Securities, Borrowing Money and Pledging
 Assets                                                                   3
 Lending Cash or Securities                                               3
 Underwriting                                                             3
 Investing in Real Estate                                                 3
 Investing in Commodities and Minerals                                    3
 Concentration of Investments                                             3
 Investing in Illiquid Securities                                         3
 Selling Short and Buying on Margin                                       3
 Investing in Options                                                     3
 Regulatory Compliance                                                    3
 MONEY MARKET OBLIGATIONS TRUST II MANAGEMENT                             4
 Share Ownership                                                          7
 Trustee Compensation                                                     8
 Trustee Liability                                                        9
 INVESTMENT ADVISORY SERVICES                                             9
 Investment Adviser                                                       9
 Advisory Fees                                                            9
 BROKERAGE TRANSACTIONS                                                   9
 OTHER SERVICES                                                          10
 Fund Administration                                                     10
 Custodian and Portfolio Accountant                                      10
 Transfer Agent                                                          10
 Independent Auditors                                                    10
 Shareholder Services                                                    10
 DETERMING NET ASSET VALUE                                               10
 REDEMPTION IN KIND                                                      11
 MASSACHUSETTS PARTNERSHIP LAW                                           11
 THE FUND'S TAX STATUS                                                   11
 PERFORMANCE INFORMATION                                                 11
 Yield                                                                   11
 Effective Yield                                                         12
 Tax-Equivalent Yield                                                    12
 Tax-Equivalency Table                                                   12
 Total Return                                                            13
 Performance Comparisons                                                 13
 Economic and Market Information                                         13
 ABOUT FEDERATED INVESTORS                                               13
 Mutual Fund Market                                                      14
 Institutional Clients                                                   14
 Bank Marketing                                                          14
 Broker/Dealers and Bank Brokers/Dealer Subsidiaries                     14
 APPENDIX                                                                15

FUND HISTORY

The Trust was established as a Massachusetts business trust under a Declaration of Trust dated November 16, 1992. On November 15, 1996, the Board of Trustees ("Trustees") changed the name of the Trust from "Lehman Brothers Institutional Funds Group Trust" to "Money Market Obligations Trust II" and the name of the Fund from "Municipal Money Market Fund" to
"Municipal Obligations Fund."

Shares of the Fund are offered in three classes, known as Institutional Shares, Institutional Service Shares, and Institutional Capital Shares (individually and collectively referred to as "Shares," as the context may require). This Statement of Additional Information relates to the above-referenced Shares of the Fund.

INVESTMENT POLICIES

Unless indicated otherwise, the policies described below may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in these policies becomes effective.

ACCEPTABLE INVESTMENTS

When determining whether a security presents minimal credit risks, the investment adviser will consider the creditworthiness of: the issuer of the security; the issuer of any demand feature applicable to the security; or any guarantor of either the security or any demand feature.

PARTICIPATION INTERESTS

The financial institutions from which the Fund purchases participation interests frequently provide or secure from another financial institution irrevocable letters of credit or guarantees and give the Fund the right to demand payment of the principal amounts of the participation interests plus accrued interest on short notice (usually within seven days). The municipal securities subject to the participation interests are not limited to the Fund's maximum maturity requirements so long as the participation interests include the right to demand payment from the issuers of those interests. By purchasing these participation interests, the Fund is buying a security meeting the maturity and quality requirements of the Fund and also is receiving the tax-free benefits of the underlying securities.

MUNICIPAL LEASES

The Fund may purchase municipal securities in the form of participation interests that represent an undivided proportional interest in lease payments by a governmental or nonprofit entity. The lease payments and other rights under the lease provide for and secure payments on the certificates. Lease obligations may be limited by municipal charter or the nature of the appropriation for the lease. Furthermore, a lease may provide that the participants cannot accelerate lease obligations upon default. The participants would only be able to enforce lease payments as they became due. In the event of a default or failure of appropriation, unless the participation interests are credit enhanced, it is unlikely that the participants would be able to obtain an acceptable substitute
source of payment.     In determining the liquidity of municipal lease
securities, the investment adviser, under the authority delegated by the Trustees, will base its determination on the following factors: whether the lease can be terminated by the lessee; the potential recovery, if any, from a sale of the leased property upon termination of the lease; the lessee's general credit strength (e.g., its debt, administrative, economic, and financial characteristics and prospects); the likelihood that the lessee will discontinue appropriating funding for leased property because the property is no longer deemed essential to its operations (e.g., the potential for an "event of non-appropriation"); and any credit enhancement or legal recourse provided upon
an event of non-appropriation or other termination of the lease.      RATINGS
    The securities in which the Fund invests must be rated in one of the two highest short-term rating categories by one or more nationally recognized statistical rating organizations ("NRSROs") or be of comparable quality to securities having such ratings. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1, or SP-2 by Standard & Poor's ("S&P"), MIG-1 or MIG-2 by Moody's Investors Service, Inc. ("Moody's"), or F-1+, F-1, or F-2 by Fitch IBCA, Inc. ("Fitch") are all considered rated in one of the two highest short-term rating categories. The Fund will follow applicable regulations in determining whether a security rated by more than one NRSRO can be treated as being in one of the two highest short-term rating categories; currently, such securities must be rated by two NRSROs in one of their two highest rating
categories. See "Regulatory Compliance."      WHEN-ISSUED AND DELAYED DELIVERY
TRANSACTIONS

These transactions are made to secure what is considered to be an advantageous price or yield for the Fund. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of the Fund in a dollar amount sufficient to make payment for the securities to be purchased are: segregated on the Fund's records at the trade date; marked to market daily; and maintained until the transaction is settled. The Fund does not intend to engage in when-issued and delayed delivery transactions to an extent that would cause the segregation of more than 20% of the total value of its assets.

REPURCHASE AGREEMENTS

The Fund believes that under the regular procedures normally in effect for custody of the Fund's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Fund and allow retention or disposition of such securities. The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to guidelines established by the Trustees.

REVERSE REPURCHASE AGREEMENTS

The Fund may also enter into reverse repurchase agreements. These transactions are similar to borrowing cash. In a reverse repurchase agreement, the Fund transfers possession of a portfolio instrument in return for a percentage of the instrument's market value in cash and agrees that on a stipulated date in the future the Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate. The use of reverse repurchase agreements may enable the Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but does not ensure this result. However, liquid assets of the Fund, in a dollar amount sufficient to make payment for the securities to be purchased, are: segregated on the Fund's records at the trade date; marked to market daily; and maintained until the transaction is settled.

RESTRICTED AND ILLIQUID SECURITIES

The ability of the Trustees to determine the liquidity of certain restricted securities is permitted under a Securities and Exchange Commission staff position set forth in the adopting release for Rule 144A under the Securities Act of 1933. The Trustees consider the following criteria in determining the liquidity of certain restricted securities:

   * the frequency of trades and quotes for the security;
   * the number of dealers willing to purchase or sell the security and the number of other potential buyers;
   * dealer undertakings to make a market in the security; and * the nature of the security and the nature of the marketplace trades.

CREDIT ENHANCEMENT

The Fund typically evaluates the credit quality and ratings of credit-enhanced securities based upon the financial condition and ratings of the party providing the credit enhancement (the "credit enhancer"), rather than the issuer. Generally, the Fund will not treat credit-enhanced securities as being issued by the credit enhancer for diversification purposes. However, under certain circumstances applicable regulations may require the Fund to treat securities as
having been issued by both the issuer and the credit enhancer.     INVESTING IN
SECURITIES OF OTHER INVESTMENT COMPANIES

The Fund may invest in the securities of affiliated money market funds as an efficient means of managing the Fund's uninvested cash.

INVESTMENT LIMITATIONS

DIVERSIFICATION OF INVESTMENTS

The Fund may not purchase securities of any one issuer if as a result more than 5% of the value of the Fund's assets would be invested in the securities of such issuer, except that up to 25% of the value of the Fund's total assets may be invested without regard to such 5% limitation and provided that there is no limitation with respect to investments in U.S.
government securities.

ISSUING SENIOR SECURITIES, BORROWING MONEY AND PLEDGING ASSETS

The Fund may not borrow money, except that the Fund may (i) borrow money for temporary or emergency purposes (not for leveraging or investment) from banks or, subject to specific authorization by the SEC, from funds advised by the adviser or an affiliate of the adviser, and (ii) engage in reverse repurchase agreements; provided that (i) and (ii) in combination do not exceed one-third of the value of the Fund's total assets (including the amount borrowed) less liabilities (other than borrowings). The Fund may not mortgage, pledge, or hypothecate its assets except in connection with such borrowings and reverse repurchase agreements and then only in amounts not exceeding one-third of the value of the Fund's total assets. Additional investments will not be made when borrowings exceed 5% of the Fund's assets.

LENDING CASH OR SECURITIES

The Fund may not make loans, except that the Fund may (i) purchase or hold debt obligations in accordance with its investment objective and policies, (ii) enter into repurchase agreements for securities, (iii) lend portfolio securities, and
(iv) subject to specific authorization by the SEC, lend money to other funds advised by the adviser or an affiliate of the adviser.

UNDERWRITING

The Fund may not act as an underwriter of securities, except insofar as the Fund may be deemed an underwriter under applicable securities laws in selling portfolio securities.

INVESTING IN REAL ESTATE

The Fund may not purchase or sell real estate or real estate limited partnerships, provided that the Fund may purchase securities of issuers which invest in real estate or interests therein.

INVESTING IN COMMODITIES AND MINERALS

The Fund may not purchase or sell commodities contracts, or invest in oil, gas, or mineral exploration or development programs or in mineral leases.

CONCENTRATION OF INVESTMENTS

The Fund may not purchase any securities which would cause 25% or more of the value of its total assets at the time of such purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, or in industrial development bonds or other securities, the interest upon which is paid from revenues of similar types of projects (unless the Fund is in a temporary defensive position); provided that there is no limitation with respect to investments in U.S. government securities.

The above limitations cannot be changed without shareholder approval. The following limitations, however, may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.

INVESTING IN ILLIQUID SECURITIES

The Fund will not invest more than 10% of the value of its net assets in illiquid securities including non-negotiable time deposits and repurchase agreements providing for settlement in more than seven days after notice.

SELLING SHORT AND BUYING ON MARGIN

The Fund will not sell any securities short or purchase any securities on margin but may obtain such short-term credits as are necessary for clearance of transactions.

INVESTING IN OPTIONS

The Fund will not invest in puts, calls, straddles, spreads, or any combination of them.

In addition, without approval of the holders of a majority of the Fund's outstanding Shares, the Fund may not change its policy of investing at least 80% of its total assets (except during temporary defensive periods) in Municipal Securities.

REGULATORY COMPLIANCE

The Fund may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in the prospectus and this Statement of Additional Information, in order to comply with applicable laws and regulations, including the provisions of and regulations under the Investment Company Act of 1940. In particular, the Fund will comply with the various requirements of Rule 2a-7, which regulates money market mutual funds. For example, with limited exceptions, Rule 2a-7 prohibits the investment of more than 5% of the Fund's total assets in the securities of any one issuer, although the Fund's investment limitation only requires such 5% diversification with respect to 75% of its assets. The Fund will invest more than 5% of its assets in any one issuer only under the circumstances permitted by Rule 2a-7. The Fund will also determine the effective maturity of its investments, as well as its ability to consider a security as having received the requisite short-term ratings by NRSROs, according to Rule 2a-7. The Fund may change these operational policies to reflect changes in the laws and regulations without the approval of its shareholders.

MONEY MARKET OBLIGATIONS TRUST II MANAGEMENT

Officers and Trustees are listed with their addresses, birthdates, present positions with Money Market Obligations Trust II, and principal occupations.

John F. Donahue@*
Federated Investors Tower
Pittsburgh, PA

Birthdate: July 28, 1924

Chairman and Trustee

Chairman and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; Chairman and Director, Federated Research Corp. and Federated Global Research Corp.; Chairman, Passport Research, Ltd.; Chief Executive Officer and Director or Trustee of the Funds. Mr. Donahue is the father of J. Christopher Donahue, President and Trustee of the Company.

Thomas G. Bigley
15 Old Timber Trail
Pittsburgh, PA

Birthdate: February 3, 1934

Trustee

Chairman of the Board, Children's Hospital of Pittsburgh; formerly, Senior Partner, Ernst & Young LLP; Director, MED 3000 Group, Inc.; Director, Member of Executive Committee, University of Pittsburgh; Director or Trustee of the Funds.

John T. Conroy, Jr.
Wood/IPC Commercial Department
John R. Wood and Associates, Inc., Realtors
3255 Tamiami Trail North
Naples, FL

Birthdate: June 23, 1937

Trustee

President, Investment Properties Corporation; Senior Vice-President, John R. Wood and Associates, Inc., Realtors; Partner or Trustee in private real estate ventures in Southwest Florida; formerly, President, Naples Property Management, Inc. and Northgate Village Development Corporation; Director or Trustee of the Funds.

Nicholas P. Constantakis
175 Woodshire Drive
Pittsburgh, PA

Birthdate: September 3, 1939

Trustee

Formerly, Partner, Andersen Worldwide SC; Director or Trustee of the Funds.

William J. Copeland
One PNC Plaza - 23rd Floor
Pittsburgh, PA

Birthdate: July 4, 1918

Trustee

Director and Member of the Executive Committee, Michael Baker, Inc.; formerly, Vice Chairman and Director, PNC Bank, N.A., and PNC Bank Corp.; Director, Ryan Homes, Inc.; Director or Trustee of the Funds.

J. Christopher Donahue*
Federated Investors Tower
Pittsburgh, PA

Birthdate: April 11, 1949

President and Trustee

President and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; President and Director, Federated Research Corp. and Federated Global Research Corp.; President, Passport Research, Ltd.; Trustee, Federated Shareholder Services Company and Federated Shareholder Services; Director, Federated Services Company; President or Executive Vice President of the Funds; Director or Trustee of some of the Funds. Mr. Donahue is the son of John F. Donahue, Chairman and Trustee of the Company.

James E. Dowd
571 Hayward Mill Road
Concord, MA

Birthdate: May 18, 1922

Trustee

Attorney-at-law; Director, The Emerging Germany Fund, Inc.; Director or Trustee of the Funds.

Lawrence D. Ellis, M.D.*
3471 Fifth Avenue, Suite 1111
Pittsburgh, PA

Birthdate: October 11, 1932

Trustee

Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center--Downtown; Member, Board of Directors, University of Pittsburgh Medical Center; formerly, Hematologist, Oncologist, and Internist, Presbyterian and Montefiore Hospitals; Director or Trustee of the Funds.

Edward L. Flaherty, Jr.@
Miller, Ament, Henny & Kochuba
205 Ross Street
Pittsburgh, PA

Birthdate: June 18, 1924

Trustee

Attorney of Counsel, Miller, Ament, Henny & Kochuba; Director, Eat'N Park Restaurants, Inc.; formerly, Counsel, Horizon Financial, F.A., Western Region; Director or Trustee of the Funds.

Peter E. Madden
One Royal Palm Way
100 Royal Palm Way
Palm Beach, FL

Birthdate: March 16, 1942

Trustee

Consultant; Former State Representative, Commonwealth of Massachusetts; formerly, President, State Street Bank and Trust Company and State Street Boston Corporation; Director or Trustee of the Funds.

John E. Murray, Jr., J.D., S.J.D.

President, Duquesne University
Pittsburgh, PA

Birthdate: December 20, 1932

Trustee

President, Law Professor, Duquesne University; Consulting Partner, Mollica & Murray; Director or Trustee of the Funds.

Wesley W. Posvar
1202 Cathedral of Learning
University of Pittsburgh
Pittsburgh, PA

Birthdate: September 14, 1925

Trustee

Professor, International Politics; Management Consultant; Trustee, Carnegie Endowment for International Peace, RAND Corporation, Online Computer Library Center, Inc., National Defense University and U.S. Space Foundation; President Emeritus, University of Pittsburgh; Founding Chairman, National Advisory Council for Environmental Policy and Technology, Federal Emergency Management Advisory Board and Czech Management Center, Prague; Director or Trustee of the Funds.

Marjorie P. Smuts
4905 Bayard Street
Pittsburgh, PA

Birthdate: June 21, 1935

Trustee

Public Relations/Marketing/Conference Planning; Director or Trustee of the
Funds.

Edward C. Gonzales
Federated Investors Tower
Pittsburgh, PA

Birthdate: October 22, 1930

Executive Vice President

Vice Chairman, Treasurer, and Trustee, Federated Investors; Vice President, Federated Advisers, Federated Management, Federated Research, Federated Research Corp., Federated Global Research Corp., and Passport Research, Ltd.; Executive Vice President and Director, Federated Securities Corp.; Trustee, Federated Shareholder Services Company; Trustee or Director of some of the Funds; President, Executive Vice President, and Treasurer of some of the Funds.

John W. McGonigle
Federated Investors Tower
Pittsburgh, PA

Birthdate: October 26, 1938

Executive Vice President, Secretary, and Treasurer

Executive Vice President, Secretary, and Trustee, Federated Investors; Trustee, Federated Advisers, Federated Management, and Federated Research; Director, Federated Research Corp. and Federated Global Research Corp.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company; President and Trustee, Federated Shareholder Services; Director, Federated Securities Corp.; Executive Vice President and Secretary of the Funds; Treasurer of some of the Funds.

Richard B. Fisher
Federated Investors Tower
Pittsburgh, PA

Birthdate: May 17, 1923

Vice President

Executive Vice President and Trustee, Federated Investors; Chairman and Director, Federated Securities Corp.; President or Vice President of some of the Funds; Director or Trustee of some of the Funds.

* This Trustee is deemed to be an "interested person" as defined in the Investment Company Act of 1940.

@ Member of the Executive Committee. The Executive Committee of the Board of Trustees handles the responsibilities of the Board between meetings of the Board.

As referred to in the list of Trustees and Officers, "Funds" includes the following investment companies:

111 Corcoran Funds; Automated Government Money Trust; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; Cash Trust Series II; Cash Trust Series, Inc.; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; Federated Adjustable Rate U.S. Government Fund, Inc.; Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Core Trust; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated Government Trust; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated Investment Portfolios; Federated Investment Trust; Federated Master Trust; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities
Fund: 2-5 Years; Federated U.S. Government Securities Fund: 5-10 Years; Federated Utility Fund, Inc.; First Priority Funds; Fixed Income Securities, Inc.; High Yield Cash Trust; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty Term Trust, Inc.--1999; Liberty U.S. Government Money Market Trust; Liquid Cash Trust; Managed Series Trust; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Obligations Trust II; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; RIMCO Monument Funds; Targeted Duration Trust; Tax-Free Instruments Trust; The Planters Funds; The Virtus Funds; Trust for Financial Institutions; Trust for Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; Wesmark Funds; WCT Funds; and World Investment Series,
Inc.      SHARE OWNERSHIP     Officers and Trustees as a group own less than 1%
of the Fund.

As of March 2, 1998, the following shareholders of record owned 5% or more of the outstanding Institutional Shares of the Municipal Obligations Fund: Compass Bank, Birmingham, AL, owned approximately 59,409,340 shares (36.31%); Deposit Guaranty National Bank, Jackson, MS, owned approximately 20,300,027 shares (12.41%); Evergreen North Carolina, Charlotte, NC, owned approximately 18,156,000 shares (11.10%); Evergreen Select Int Tax Ex Bond Fd, Charlotte, NC, owned approximately 12,705,000 shares (7.77%); Sinclair Oil Corp., Salt Lake City, UT, owned approximately 9,500,000 shares (5.81%); and Eloigne Company, Minneapolis, MN, owned approximately 8,377,407 shares (5.12%).

As of March 2, 1998, the following shareholders of record owned 5% or more of the outstanding Institutional Service Shares of the Municipal Obligations Fund:
Fubs & Co. FEBO, Charlotte, NC, owned approximately 9,046,321 shares (22.17%); Ciana Corp., Houma, LA, owned approximately 8,170,461 shares (20.03%); A and A Manufacturing, New Berlin, WI, owned approximately 3,862,426 shares (9.47%); Derek E. Dewan, Jacksonville, FL, owned approximately 3,438,294 shares (8.43%); Paul E. Reather, New York, NY, owned approximately 3,116,565 shares (7.64%); and James B. Wigdale, Milwaukee, WI, owned approximately 2,160,026 shares (5.29%).

As of March 2, 1998, the following shareholders of record owned 5% or more of the outstanding Institutional Capital Shares of the Municipal Obligations Fund:
Parker/Hunter, Inc., Pittsburgh, PA, owned approximately 70,018,618 shares (83.19%); Excel Industries, Elkhart, IN, owned approximately 6,000,000 shares (7.13%); and Leeray & Co., Chicago, IL, owned approximately 5,354,556 shares (6.36%).

TRUSTEE COMPENSATION

                               AGGREGATE
NAME,                         COMPENSATION
POSITION WITH                    FROM         TOTAL COMPENSATION PAID
FUND                            TRUST*#           FROM FUND COMPLEX+

  John F. Donahue            $0             $0 for the Trust and
  Chairman and Trustee                      56 other investment companies
                                            in the Fund Complex

  Thomas G. Bigley           $2,123.12      $111,222 for the Trust and
  Trustee                                   56 other investment companies
                                            in the Fund Complex

  John T. Conroy, Jr.        $2,335.75      $122,362 for the Trust and
  Trustee                                   56 other investment companies
                                            in the Fund Complex

  Nicholas P. Constantakis++ $0             $0 for the Trust and
  Trustee                                   34 other investment companies
                                            in the Fund Complex

  William J. Copeland        $2,335.75      $122,362 for the Trust and
  Trustee                                   56 other investment companies
                                            in the Fund Complex

  J. Christopher Donahue     $0             $0 for the Trust and
  President and Trustee                     18 other investment companies
                                            in the Fund Complex

  James E. Dowd              $2,335.75      $122,362 for the Trust and
  Trustee                                   56 other investment companies
                                            in the Fund Complex

  Lawrence D. Ellis, M.D.    $2,123.12      $111,222 for the Trust and
  Trustee                                   56 other investment companies
                                            in the Fund Complex

  Edward L. Flaherty, Jr.    $2,335.75      $122,362 for the Trust and
  Trustee                                   56 other investment companies
                                            in the Fund Complex

  Peter E. Madden            $2,123.12      $111,222 for the Trust and
  Trustee                                   56 other investment companies
                                            in the Fund Complex

  John E. Murray, Jr.        $2,123.12      $111,222 for the Trust and
  Trustee                                   56 other investment companies
                                            in the Fund Complex

  Wesley W. Posvar           $2,123.12      $111,222 for the Trust and
  Trustee                                   56 other investment companies
                                            in the Fund Complex

  Marjorie P. Smuts          $2,123.12      $111,222 for the Trust and
  Trustee                                   56 other investment companies
                                            in the Fund Complex

* Information is furnished for the fiscal year ended January 31, 1998.

# The aggregate compensation is provided for the Trust which is comprised of three portfolios.

+ The information is provided for the last calendar year.

++ Mr. Constantakis became a member of the Board of Trustees on February 23, 1998. He did not receive any fees as of the fiscal year end of the Trust.

TRUSTEE LIABILITY

The Declaration of Trust provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.

INVESTMENT ADVISORY SERVICES

INVESTMENT ADVISER

The Fund's investment adviser is Federated Management. It is a subsidiary of Federated Investors. All the voting securities of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, his wife, and his son, J. Christopher Donahue.

The adviser shall not be liable to the Trust, the Fund, or any shareholder of the Fund for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.
Prior to November 15, 1996, Lehman Brothers Global Asset Management (the "former
adviser"), New York, NY, served as the Fund's adviser.      ADVISORY FEES
For its advisory services, Federated Management receives an annual investment advisory fee as described in the prospectus. Prior to November 15, 1996, the former adviser served as the Fund's adviser. For the fiscal year ended January 31, 1998, and for the period from November 15, 1996 to January 31, 1997, Federated Management earned $447,960 and $76,352, respectively, of which $447,960 and $76,352, respectively, were waived. For the period from February 1, 1996 to November 14, 1996, and for the fiscal year ended January 31, 1996, the former adviser earned $287,184 and $172,515, respectively, of which $162,444 and
$44,040, respectively, were waived.      BROKERAGE TRANSACTIONS     When
selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the adviser looks for prompt execution of the order at a favorable price. In working with dealers, the adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The adviser makes decisions on portfolio transactions and selects brokers and dealers subject to guidelines established by the Trustees. The adviser may select brokers and dealers who offer brokerage and research services. These services may be furnished directly to the Fund or to the adviser and may include: advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services provided by brokers and dealers may be used by the adviser or its affiliates in advising the Fund and other accounts. To the extent that receipt of these services may supplant services for which the adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The adviser and its affiliates exercise reasonable business judgment in selecting brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided. During the fiscal years ended January 31, 1998, 1997, and 1996, the Fund paid no brokerage
commissions.      Although investment decisions for the Fund are made
independently from those of the other accounts managed by the adviser, investments of the type the Fund may make may also be made by those other accounts. When the Fund and one or more other accounts managed by the adviser are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the adviser to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or disposed of by the Fund. In other cases, however, it is believed that coordination and the ability to participate in volume transactions will be to the benefit of the Fund.

OTHER SERVICES

FUND ADMINISTRATION

Federated Services Company, a subsidiary of Federated Investors, provides administrative personnel and services to the Fund for a fee as described in the prospectus. FDISG (the "former administrator"), a subsidiary of First Data Corporation, Boston, MA, served as the Fund's administrator prior to November 15, 1996. For the fiscal year ended January 31, 1998, and for the period from November 15, 1996 to January 31, 1997, Federated Services Company earned $190,864 and $19,609, respectively, of which $0 and $0, respectively, were waived. For the period from February 1, 1996 to November 14, 1996, and the fiscal year ended January 31, 1996, the former administrator earned $143,592 and $172,515, of which $100,933 and $127,184, respectively, were waived.
CUSTODIAN AND PORTFOLIO ACCOUNTANT

State Street Bank and Trust Company, Boston, MA, is custodian for the securities and cash of the Fund. Federated Services Company, Pittsburgh, PA, provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments. The fee paid for this service is based upon the level of the Fund's average net assets for the period plus out-of-pocket expenses.
TRANSFER AGENT      Federated Services Company, through its registered transfer agent, Federated Shareholder Services Company, maintains all necessary shareholder records. For its services, the transfer agent receives a fee based on the size, type, and number of accounts and transactions made by shareholders.
    INDEPENDENT AUDITORS      The independent auditors for the Fund are Ernst &
Young LLP, Pittsburgh, PA.     SHAREHOLDER SERVICES

This arrangement permits the payment of fees to Federated Shareholder Services to cause services to be provided which are necessary for the maintenance of shareholder accounts and to encourage personal services to shareholders by a representative who has knowledge of the shareholder's particular circumstances and goals. These activities and services may include but are not limited to providing office space, equipment, telephone facilities, and various clerical, supervisory, computer, and other personnel as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries; and assisting clients in changing dividend options, account designations, and addresses.

By adopting the Shareholder Services Agreement, the Trustees expect that the Fund will benefit by: (1) providing personal services to shareholders; (2) investing shareholder assets with a minimum of delay and administrative detail;
(3) enhancing shareholder recordkeeping systems; and (4) responding promptly to shareholders' requests and inquiries concerning their accounts.

For the fiscal year ended January 31, 1998, the Fund earned shareholder services fees in the amount of $30,518 and $33,437 for the Fund's Institutional Service Shares and Institutional Capital Shares, respectively, of which $0 and $20,105, respectively, were waived.

DETERMINING NET ASSET VALUE

The Trustees have decided that the best method for determining the value of portfolio instruments is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value. Accordingly, neither the amount of daily income nor the net asset value is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on Shares of the Fund computed by dividing the annualized daily income on the Fund's portfolio by the net asset value computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the opposite may be true.

The Fund's use of the amortized cost method of valuing portfolio instruments depends on its compliance with certain conditions in Rule 2a-7 (the "Rule") promulgated by the Securities and Exchange Commission under the Investment Company Act of 1940. Under the Rule, the Trustees must establish procedures reasonably designed to stabilize the net asset value per Share, as computed for purposes of distribution and redemption, at $1.00 per Share, taking into account current market conditions and the Fund's investment objective. The procedures include monitoring the relationship between the amortized cost value per Share and the net asset value per Share based upon available indications of market value. The Trustees will decide what, if any, steps should be taken if there is a difference of more than 0.5 of 1% between the two values. The Trustees will take any steps they consider appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining net asset value.

REDEMPTION IN KIND

The Fund is obligated to redeem Shares solely in cash up to $250,000 or 1% of the Fund's net asset value, whichever is less, for any one shareholder within a 90-day period. Any redemption beyond this amount will also be in cash unless the Trustees determine that further payments should be in kind. In such cases, the Fund will pay all or a portion of the remainder of the redemption in portfolio instruments valued in the same way as the Fund determines net asset value. The portfolio instruments will be selected in a manner that the Trustees deem fair and equitable. Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders who sell these securities could receive less than the redemption value and could incur certain transaction costs.

MASSACHUSETTS PARTNERSHIP LAW

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust. These documents require notice of this disclaimer to be given in each agreement, obligation, or instrument the Trust or its Trustees enter into or sign.

In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.

THE FUND'S TAX STATUS

To qualify for the special tax treatment afforded to regulated investment companies, the Fund must, among other requirements: derive at least 90% of its gross income from dividends, interest, and gains from the sale of securities; invest in securities within certain statutory limits; and distribute to its shareholders at least 90% of its net income earned during the year. PERFORMANCE INFORMATION

Performance depends upon such variables as: portfolio quality; average portfolio maturity; type of instruments in which the portfolio is invested; changes in interest rates; changes in expenses; and the relative amount of cash flow. To the extent that financial institutions and broker/dealers charge fees in connection with services provided in conjunction with an investment in Shares of the Fund, the performance will be reduced for those shareholders paying those fees.

YIELD

The yield is calculated based upon the seven days ending on the day of the calculation, called the "base period." This yield is computed by: determining the net change in the value of a hypothetical account with a balance of one Share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional Shares purchased with dividends earned from the original one Share and all dividends declared on the original and any purchased Shares; dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base period return; and multiplying the base period return by
365/7.     For the seven-day period ended January 31, 1998, the yield for
Institutional Shares was 3.54%.

For the seven-day period ended January 31, 1998, the yield for Institutional Service Shares was 3.29%.

For the seven-day period ended January 31, 1998, the yield for Institutional Capital Shares was 3.42%.

EFFECTIVE YIELD

The effective yield is calculated by compounding the unannualized base period return by: adding 1 to the base period return; raising the sum to the 365/7th
power; and subtracting 1 from the result.     For the seven-day period ended
January 31, 1998, the effective yield for Institutional Shares was 3.61%.

For the seven-day period ended January 31, 1998, the effective yield for Institutional Service Shares was 3.35%.

For the seven-day period ended January 31, 1998, the effective yield for Institutional Capital Shares was 3.48%.

TAX-EQUIVALENT YIELD

The tax-equivalent yield of the Fund is calculated similarly to the yield but is adjusted to reflect the taxable yield that the Fund would have had to earn to equal its actual yield, assuming 39.60% tax rate (the maximum effective federal
rate for individuals) and assuming that the income is 100% tax exempt.     For
the seven-day period ended January 31, 1998, the tax-equivalent yield for Institutional Shares was 5.86%.

For the seven-day period ended January 31, 1998, the tax-equivalent yield for Institutional Service Shares was 5.45%.

For the seven-day period ended January 31, 1998, the tax-equivalent yield for Institutional Capital Shares was 5.66%.

TAX-EQUIVALENCY TABLE

A tax-equivalency table may be used in advertising and sales literature. The interest earned by the municipal securities in the Fund's portfolio generally remains free from federal regular income tax,* and is often free from state and local taxes as well. As the table below indicates, a "tax-free" investment can be an attractive choice for investors, particularly in times of narrow spreads between tax-free and taxable yields.


                             TAXABLE YIELD EQUIVALENT FOR 1998
                                MULTISTATE MUNICIPAL FUND

  FEDERAL INCOME TAX BRACKET:
               15.00%          28.00%          31.00%          36.00%         39.60%

  JOINT           $1-        $42,351-       $102,301-       $155,951-        OVER
  RETURN      42,350         102,300         155,950         278,450       $278,450

  SINGLE          $1-        $25,351-        $61,401-       $128,101-        OVER
  RETURN      25,350          61,400         128,100         278,450       $278,450

TAX-EXEMPT
YIELD                           TAXABLE YIELD EQUIVALENT
1.00%           1.18%           1.39%           1.45%           1.56%          1.66%
1.50%           1.76%           2.08%           2.17%           2.34%          2.48%
2.00%           2.35%           2.78%           2.90%           3.13%          3.31%
2.50%           2.94%           3.47%           3.62%           3.91%          4.14%
3.00%           3.53%           4.17%           4.35%           4.69%          4.97%
3.50%           4.12%           4.86%           5.07%           5.47%          5.79%
4.00%           4.71%           5.56%           5.80%           6.25%          6.62%
4.50%           5.29%           6.25%           6.52%           7.03%          7.45%
5.00%           5.88%           6.94%           7.25%           7.81%          8.28%
5.50%           6.47%           7.64%           7.97%           8.59%          9.11%
6.00%           7.06%           8.33%           8.70%           9.38%          9.93%
6.50%           7.65%           9.03%           9.42%          10.16%         10.76%
7.00%           8.24%           9.72%          10.14%          10.94%         11.59%
7.50%           8.82%          10.42%          10.87%          11.72%         12.42%
8.00%           9.41%          11.11%          11.59%          12.50%         13.25%

 Note: The maximum marginal tax rate for each bracket was used in calculating the taxable yield equivalent.

The chart above is for illustrative purposes only. It is not an indicator of past or future performance of the Fund.

* Some portion of the Fund's income may be subject to the federal alternative minimum tax and state and local taxes.

TOTAL RETURN

Average annual total return is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the net asset value per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $1,000, adjusted over the period by any additional Shares, assuming the
monthly reinvestment of all dividends and distributions.     For the one-year
period ended January 31, 1998, and for the period from February 8, 1993 (date of initial public investment) through January 31, 1998, the average annual total returns were 3.68% and 3.37%, respectively, for Institutional Shares. For the one-year period ended January 31, 1998, and for the period from February 1, 1996 (date of initial public offering) through January 31, 1998, the average annual total returns were 3.43% and 3.11%, respectively, for Institutional Service Shares and 3.56% and 3.22%, respectively, for Institutional Capital Shares. PERFORMANCE COMPARISONS

Investors may use financial publications and/or indices to obtain a more complete view of the Fund's performance. When comparing performance, investors should consider all relevant factors such as the composition of any index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:

   * IBC/DONOGHUE'S MONEY FUND REPORT publishes annualized yields of money market funds weekly. Donoghue's Money Market Insight publication reports monthly and 12-month-to-date investment results for the same money funds.
   * BANK RATE MONITOR(C) NATIONAL INDEX, Miami Beach, Florida, published weekly, is an average of the interest rates of personal money market deposit accounts at ten of the largest banks and thrifts in each of the five largest Standard Metropolitan Statistical Areas. If more than one rate is offered, the lowest rate is used. Account minimums and compounding methods may vary.

Advertising and other promotional literature may include charts, graphs, and other illustrations using the Fund's returns, or returns in general, that demonstrate basic investment concepts such as tax-deferred compounding, dollar-cost averaging, and systematic investment. In addition, the Fund can compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, such as bank savings accounts, certificates of deposit, and Treasury bills.

ECONOMIC AND MARKET INFORMATION

Advertising and sales literature for the Fund may include discussions of economic, financial, and political developments and their effect on the securities market. Such discussions may take the form of commentary on these developments by portfolio managers and their views and analysis on how such developments could affect the funds. In addition, advertising and sales literature may quote statistics and give general information about the mutual fund industry, including the growth of the industry, from sources such as the
Investment Company Institute.      ABOUT FEDERATED INVESTORS

Federated Investors is dedicated to meeting investor needs which is reflected in its investment decision making--structured, straightforward, and consistent. This has resulted in a history of competitive performance with a range of competitive investment products that have gained the confidence of thousands of clients and their customers.

The company's disciplined security selection process is firmly rooted in sound methodologies backed by fundamental and technical research. Investment decisions are made and executed by teams of portfolio managers, analysts, and traders dedicated to specific market sectors. These traders handle trillions of dollars
in annual trading volume.     In the municipal sector, as of December 31, 1997,
Federated Investors managed 11 bond funds with approximately $2.1 billion in assets and 22 money market funds with approximately $10.9 billion in total assets. In 1976, Federated introduced one of the first municipal bond mutual funds in the industry and is now one of the largest institutional buyers of municipal securities. The Funds may quote statistics from organizations including The Tax Foundation and the National Taxpayers Union regarding the tax
obligations of Americans.      J. Thomas Madden, Executive Vice President,
oversees Federated Investors' equity and high yield corporate bond management while William D. Dawson, Executive Vice President, oversees Federated Investors' domestic fixed income management. Henry A. Frantzen, Executive Vice President, oversees the management of Federated Investors' international and global portfolios.

MUTUAL FUND MARKET

Thirty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $4.4 trillion to the more than 6,700 funds available.* Federated Investors, through its subsidiaries, distributes mutual funds for a variety of investment applications. Specific markets include:

INSTITUTIONAL CLIENTS

Federated Investors meets the needs of approximately 900 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of applications, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax-exempt entities, foundations/endowments, insurance companies, and investment and financial advisors. The marketing effort to these institutional clients is headed by John
B. Fisher, President, Institutional Sales Division.

BANK MARKETING

Other institutional clients include close relationships with more than 1,600 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated funds in their clients' portfolios. The marketing effort to trust clients is headed by Timothy C. Pillion, Senior Vice President, Bank Marketing & Sales.

BROKER/DEALERS AND BANK BROKER/DEALER SUBSIDIARIES

Federated funds are available to consumers through major brokerage firms nationwide--we have over 2,200 broker/dealer and bank broker/dealer relationships across the country--supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned it high ratings in several surveys performed by DALBAR, Inc. DALBAR is recognized as the industry benchmark for service quality measurement. The marketing effort to these firms is headed by James F. Getz, President, Federated Securities Corp.

* Source: Investment Company Institute

APPENDIX

STANDARD AND POOR'S LONG-TERM DEBT RATINGS

AAA--Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA--Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

A--Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB--Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB--Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major

Plus (+) or Minus (-): The rating of "AA" may be modified by the addition of a plus or minus sign to show relative standing within this rating category.

MOODY'S INVESTORS SERVICE, INC. LONG-TERM DEBT RATINGS

Aaa--Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa--Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa--Bonds which are rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.

Con.(--)--Municipal Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operation experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

Moody's applies numerical modifiers 1, 2, and 3 in generic classification of "Aa" in its corporate bond rating system. The modifier 1 indicates that the company ranks in the higher end of its generic rating category, the modifier 2 indicates a mid-range ranking, and the modifier 3 indicates that the company ranks at the lower end of its generic rating category.

Those municipal bonds in the "Aa" to "B" groups which Moody's believes possess the strongest investment attributes are designated by the symbols "Aa1," "A1,"
"Baa1," "Ba1," and "B1."     FITCH IBCA, INC. LONG-TERM DEBT RATINGS
AAA--Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA--Bonds considered to be investment grade and of very high quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

A--Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB--Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds and, therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

NR--NR indicates that Fitch does not rate the specific issue.

Plus (+) or Minus (-): Plus or minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the AAA category.

To provide more detailed indications of credit quality, the Fitch ratings from and including "AA" or "C" may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within these major rating categories.

MOODY'S INVESTORS SERVICE, INC. COMMERCIAL PAPER RATINGS

Prime-1--Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:

   * Leading market positions in well established industries.
   * High rates of return on funds employed.
   * Conservative capitalization structure with moderate reliance on debt and ample asset protection.
   * Broad margins in earning coverage of fixed financial charges and high internal cash generation.
   * Well established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2--Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is
maintained.     STANDARD AND POOR'S COMMERCIAL PAPER RATINGS      A-1--This
designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2--Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for
issues designated A-1.     FITCH IBCA, INC. COMMERCIAL PAPER RATING DEFINITIONS
     Fitch-1--(Highest Grade) Commercial paper assigned this rating is regarded as having the strongest degree of assurance for timely payment.

Fitch-2--(Very Good Grade) Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than the strongest issues.

Fitch may also use the symbol "LOC" with its short-term ratings to indicate that the rating is based upon a letter of credit issued by a commercial bank.

STANDARD AND POOR'S MUNICIPAL NOTE RATINGS

An S&P rating reflects the liquidity factors and market access risks unique to notes due in the three years or less. The following summarizes the two highest rating categories used by Standard & Poor's Corporation for municipal notes:
     "SP-1"--The issuers of these municipal notes exhibit strong capacity to pay principal and interest. Those issues determined to possess a very strong capacity to pay are given a plus (+) designation.

"SP-2"--The issuers of these municipal notes exhibit satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

MOODY'S INVESTORS SERVICE, INC. MUNICIPAL NOTE RATINGS

Moody's ratings for state and municipal notes and other short-term loans are designated Moody's Investment Grade ("MIG"). Such ratings recognize the differences between short-term credit risk and long-term risk. A short-term rating may also be assigned on an issue having a demand feature. Such ratings will be designated as "VMIG." The following summarizes the two highest ratings
used by Moody's for short-term notes:      "MIG-1"/"VMIG-1"--This designation
denotes best quality. There is strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

"MIG-2"/"VMIG-2"--This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

Fitch uses the short-term ratings described under Commercial Paper Ratings for municipal notes.


Prime Value Obligations Fund

(A Portfolio of Money Market Obligations Trust II)

Institutional Shares

PROSPECTUS

The Institutional Shares of Prime Value Obligations Fund (the "Fund") offered by this prospectus represent interests in a portfolio of Money Market Obligations Trust II (the "Trust"), an open-end management investment company (a mutual fund). The Fund invests in short-term money market securities to achieve current
income consistent with stability of principal and liquidity.      THE SHARES
OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT ENDORSED OR GUARANTEED BY ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THESE SHARES INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL. THE FUND ATTEMPTS TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE; THERE CAN BE NO ASSURANCE THAT THE FUND WILL BE ABLE TO DO SO.

This prospectus contains the information you should read and know before you invest in the Fund. Keep this prospectus for future reference.

The Fund has also filed a Statement of Additional Information dated March 31, 1998, with the Securities and Exchange Commission ("SEC"). The information contained in the Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Statement of Additional Information or a paper copy of this prospectus, if you have received your prospectus electronically, free of charge by calling 1-800-341-7400. To obtain other information, or make inquiries about the Fund, contact the Fund at the address listed in the back of this prospectus. The Statement of Additional Information, material incorporated by reference into this document, and other information regarding the Fund is maintained electronically with the SEC at
Internet Web site (http://www.sec.gov).      THESE SECURITIES HAVE NOT BEEN
APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
Prospectus dated March 31, 1998      TABLE OF CONTENTS

 Summary of Fund Expenses 1 Financial Highlights--Institutional Shares 2 General Information 3 Investment Information 3 Investment Objective 3 Investment Policies 3 Investment Risks 5 Investment Limitations 5 Fund Information 6 Management of the Fund 6 Distribution of Institutional Shares 6 Administration of the Fund 7 Net Asset Value 7 How to PurchaseShares 7 Purchasing Shares by Wire 7 Purchasing Shares by Check 7 Invest-by-Phone 8 How to Redeem Shares 8 Redeeming Shares by Telephone 8 Redeeming Shares by Mail 8 Account and Share Information 8 Dividends 8 Capital Gains 9 Account Activity 9 Accounts with Low Balances 9 Voting Rights 9 Tax Information 9 Federal Income Tax 9 State and Local Taxes 9 Other Classes of Shares 9 Performance Information 10 Financial Highlights--Institutional Capital Shares 11 Financial Highlights--Institutional Service Shares 12 Financial Statements 13 Report of Ernst & Young LLP, Independent Auditors 26

SUMMARY OF FUND EXPENSES

                                          INSTITUTIONAL SHARES
                                   SHAREHOLDER TRANSACTION EXPENSES
            Maximum Sales Charge Imposed on Purchases (as a percentage of offering price) None Maximum Sales Charge Imposed on Reinvested Dividends (as a
percentage of offering price) None Contingent Deferred Sales Charge (as a percentage of original purchase price or redemption
      proceeds, as applicable)                                                                     None
Redemption Fee (as a percentage of amount redeemed, if applicable)                                 None
Exchange Fee                                                                                       None
                                        ANNUAL OPERATING EXPENSES
                                 (As a percentage of average net assets)
Management Fee (after waiver)(1)                                                                   0.03%
12b-1 Fee                                                                                          None
Total Other Expenses                                                                               0.15%
    Shareholder Services Fee(2)                                                            0.00%
Total Operating Expenses(3)                                                                        0.18%

(1) The management fee has been reduced to reflect the voluntary waiver of a portion of the management fee. The adviser can terminate this voluntary waiver at any time at its sole discretion. The maximum management fee is 0.20%.

(2) Institutional Shares has no present intention of paying or accruing the shareholder services fee during the fiscal year ending January 31, 1999. If Institutional Shares were paying or accruing the shareholder services fee, Institutional Shares would be able to pay up to 0.25% of its average daily net assets for the shareholder services fee. See "Fund Information."

(3) The total operating expenses in the table above are based on expenses expected during the fiscal year ending January 31, 1999. The total Institutional Shares operating expenses were 0.14% for fiscal year ended January 31, 1998 and would have been 0.32% absent the voluntary waiver of a portion of the management fee and certain other operating expenses.

The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of Institutional Shares of the Fund will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see "Fund Information." Wire-transferred redemptions of less than $5,000 may be subject to additional fees.

EXAMPLE
You would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.

1 Year $ 2 3 Years $ 6 5 Years $10 10 Years $23      THE ABOVE EXAMPLE SHOULD
NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

FINANCIAL HIGHLIGHTS--INSTITUTIONAL SHARES

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Reference is made to the Report of Ernst & Young LLP, Independent Auditors on page 26.

                                                              YEAR ENDED JANUARY 31,
                                                 1998     1997      1996       1995      1994(A)
 NET ASSET VALUE, BEGINNING OF PERIOD            $ 1.00   $ 1.00     $ 1.00      $ 1.00     $ 1.00
 INCOME FROM INVESTMENT OPERATIONS
   Net investment income                           0.06     0.05       0.06        0.04       0.03
 LESS DISTRIBUTIONS
   Distributions from net investment income      (0.06)   (0.05)     (0.06)      (0.04)     (0.03)
 NET ASSET VALUE, END OF PERIOD                  $ 1.00   $ 1.00     $ 1.00      $ 1.00     $ 1.00
 TOTAL RETURN(B)                                  5.68%    5.41%      6.10%       4.51%      3.21%
 RATIOS TO AVERAGE NET ASSETS
   Expenses                                       0.14%    0.16%      0.17%       0.09%     0.07%*
   Net investment income                          5.59%    5.29%      5.93%       4.20%     3.23%*
   Expense waiver/reimbursement(c)                0.18%    0.15%      0.08%       0.16%     0.29%*
 SUPPLEMENTAL DATA
   Net assets, end of period (000 omitted)     $865,742 $387,994 $2,754,390  $1,470,317 $3,981,184

* Computed on an annualized basis.

(a) Reflects operations for the period from February 8, 1993 (date of initial public investment) to January 31, 1994.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

GENERAL INFORMATION

The Trust was established as a Massachusetts business trust under a Declaration of Trust dated November 16, 1992. The Declaration of Trust permits the Trust to offer separate series of shares representing interests in separate portfolios of securities. The shares in any one portfolio may be offered in separate classes. With respect to this Fund, as of the date of this prospectus, the Board of Trustees (the "Trustees") has established three classes of shares known as Institutional Shares, Institutional Service Shares and Institutional Capital Shares. This prospectus relates only to Institutional Shares of the Fund, which are designed primarily for entities holding shares in an agency or fiduciary capacity, financial institutions, financial intermediaries and institutional investors as a convenient means of accumulating an interest in a professionally managed portfolio investing in short-term money market securities. A minimum
initial investment of $1,000,000 over a one-year period is required.      The
Fund attempts to stabilize the value of a share at $1.00. Shares are currently sold and redeemed at that price.

INVESTMENT INFORMATION

INVESTMENT OBJECTIVE

The investment objective of the Fund is current income consistent with stability of principal and liquidity. This investment objective may be changed by the Trustees without shareholder approval. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by complying with the diversification and other requirements of Rule 2a-7 under the Investment Company Act of 1940 which regulates money market mutual funds and by following the investment policies described in this prospectus.

INVESTMENT POLICIES

The Fund pursues its investment objective by investing in a portfolio of money market securities maturing in 13 months or less. The average maturity of the securities in the Fund's portfolio, computed on a dollar-weighted basis, will be 90 days or less. Unless indicated otherwise, the investment policies may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in these policies becomes effective.

ACCEPTABLE INVESTMENTS

The Fund invests in high quality money market instruments that are either rated in one of the two highest short-term rating category by one or more nationally recognized statistical rating organizations ("NRSROs") or are of comparable quality to securities having such ratings. Examples of these instruments include, but are not limited to:

   * domestic issues of corporate debt obligations, including variable rate demand notes;
   * commercial paper (including Canadian Commercial Paper and Europaper); * certificates of deposit, demand and time deposits, bankers' acceptances and other instruments of domestic and foreign banks and other deposit institutions ("Bank Instruments");
   * short-term credit facilities;
   * asset-backed securities;
   * obligations issued or guaranteed as to payment of principal and interest by the U.S. government or one of its agencies or instrumentalities;
   * other money market instruments; and
   * obligations issued by state and local government agencies.

The Fund invests only in instruments denominated and payable in U.S.
dollars.

VARIABLE RATE DEMAND NOTES

Variable rate demand notes are long-term debt instruments that have variable or floating interest rates and provide the Fund with the right to tender the security for repurchase at its stated principal amount plus accrued interest. Such securities typically bear interest at a rate that is intended to cause the securities to trade at par. The interest rate may float or be adjusted at regular intervals (ranging from daily to annually), and is normally based on a published interest rate or interest rate index. Most variable rate demand notes allow the Fund to demand the repurchase of the security on not more than seven days prior notice. Other notes only permit the Fund to tender the security at the time of each interest rate adjustment or at other fixed intervals. See "Demand Features." The Fund treats variable rate demand notes as maturing on the later of the date of the next interest rate adjustment or the date on which the Fund may next tender the security for repurchase.

BANK INSTRUMENTS

The Fund only invests in Bank Instruments either issued by an institution having capital, surplus and undivided profits over $100 million, or insured by the Bank Insurance Fund or the Savings Association Insurance Fund. Bank Instruments may include Eurodollar Certificates of Deposit ("ECDs"), Yankee Certificates of Deposit ("Yankee CDs") and Eurodollar Time Deposits ("ETDs"). The Fund will treat securities credit enhanced with a bank's letter of credit as Bank
Instruments.      ASSET-BACKED SECURITIES

Asset-backed securities are securities issued by special purpose entities whose primary assets consist of a pool of loans or accounts receivable. The securities may take the form of beneficial interests in special purpose trusts, limited partnership interests, or commercial paper or other debt securities issued by a special purpose corporation. Although the securities often have some form of credit or liquidity enhancement, payments on the securities depend predominantly upon collections of the loans and receivables held by the issuer.

SHORT-TERM CREDIT FACILITIES

The Fund may enter into, or acquire participations in, short-term borrowing arrangements with corporations, consisting of either a short-term revolving credit facility or a master note agreement payable upon demand. Under these arrangements, the borrower may reborrow funds during the term of the facility. The Fund treats any commitments to provide such advances as a standby commitment to purchase the borrower's notes.

REPURCHASE AGREEMENTS

Certain securities in which the Fund invests may be purchased pursuant to repurchase agreements. Repurchase agreements are arrangements in which banks, broker/dealers, and other recognized financial institutions sell securities to the Fund and agree at the time of sale to repurchase them at a mutually agreed upon time and price. To the extent that the seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities.

REVERSE REPURCHASE AGREEMENTS

The Fund may also enter into reverse repurchase agreements. These transactions are similar to borrowing cash. In a reverse repurchase agreement, the Fund transfers possession of a portfolio instrument in return for a percentage of the instrument's market value in cash and agrees that on a stipulated date in the future the Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate. The use of reverse repurchase agreements may enable the Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but does not ensure this result. However, liquid assets of the Fund, in a dollar amount sufficient to make payment for the securities to be purchased, are: segregated on the Fund's records at the trade date; marked to market daily; and maintained until the transaction is settled.

RESTRICTED AND ILLIQUID SECURITIES

The Fund may invest in restricted securities. Restricted securities are any securities in which the Fund may invest pursuant to its investment objective and policies, but which are subject to restrictions on resale under federal securities law. Under criteria established by the Trustees, certain restricted securities are determined to be liquid. To the extent that restricted securities are not determined to be liquid the Fund will limit their purchase, together with other illiquid securities, including non-negotiable time deposits and repurchase agreements providing for settlement in more than seven days after notice to 10% of its net assets.

CREDIT ENHANCEMENT

Certain of the Fund's acceptable investments may be credit enhanced by a guaranty, letter of credit, or insurance. Any bankruptcy, receivership, default, or change in the credit quality of the party providing the credit enhancement will adversely affect the quality and marketability of the underlying security
and could cause losses to the Fund and affect its share price.      DEMAND
FEATURES

The Fund may acquire securities that are subject to puts and standby commitments ("demand features") to purchase the securities at their principal amount (usually with accrued interest) within a fixed period (usually seven days) following a demand by the Fund. The demand feature may be issued by the issuer of the underlying securities, a dealer in the securities, or by another third party, and may not be transferred separately from the underlying security. The Fund uses these arrangements to provide the Fund with liquidity and not to protect against changes in the market value of the underlying securities. The bankruptcy, receivership, or default by the issuer of the demand feature, or a default on the underlying security or other event that terminates the demand feature before its exercise, will adversely affect the liquidity of the underlying security. Demand features that are exercisable even after a payment default on the underlying security may be treated as a form of credit enhancement.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Fund may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices.

The Fund may dispose of a commitment prior to settlement if the adviser deems it appropriate to do so. In addition, the Fund may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Fund may realize short-term profits or losses upon the sale of such commitments.

LENDING OF PORTFOLIO SECURITIES

In order to generate additional income, the Fund may lend its portfolio securities on a short-term or long-term basis, or both, to broker/dealers, banks, or other institutional borrowers of securities. The Fund will only enter into loan arrangements with broker/dealers, banks, or other institutions which the adviser has determined are creditworthy under guidelines established by the Trustees and will receive collateral at all times equal to at least 100% of the value of the securities loaned. There is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price. In addition, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be
delayed pending court action.     INVESTING IN SECURITIES OF OTHER INVESTMENT
COMPANIES

The Fund may invest its assets in securities of other investment companies as an efficient means of carrying out its investment policies. It should be noted that investment companies incur certain expenses, such as management fees, and, therefore, any investment by the Fund in shares of other investment companies may be subject to such duplicate expenses.

INVESTMENT RISKS

ECDs, ETDs, Yankee CDs, Canadian Commercial Paper, and Europaper are subject to different risks than domestic obligations of domestic banks or corporations. Examples of these risks include international economic and political developments, foreign governmental restrictions that may adversely affect the payment of principal or interest, foreign withholding or other taxes on interest income, difficulties in obtaining or enforcing a judgment against the issuing entity, and the possible impact of interruptions in the flow of international currency transactions. Risks may also exist for ECDs, ETDs, and Yankee CDs because the banks issuing these instruments, or their domestic or foreign branches, are not necessarily subject to the same regulatory requirements that apply to domestic banks, such as reserve requirements, loan limitations, examinations, accounting, auditing, recordkeeping, and the public availability of information. These factors will be carefully considered by the Fund's adviser in selecting investments for the Fund.

INVESTMENT LIMITATIONS

The Fund may not:

   * borrow money, except that the Fund may (i) borrow money for temporary or emergency purposes (not for leveraging or investment) from banks, or subject to specific authorization by the SEC, from funds advised by the adviser or an affiliate of the adviser, and (ii) engage in reverse repurchase agreements; provided that (i) and (ii) in combination do not exceed one-third of the value of the Fund's total assets (including the amount borrowed) less liabilities (other than borrowings). The Fund may not mortgage, pledge or hypothecate any assets except in connection with such borrowings and reverse repurchase agreements and then only in amounts not exceeding one-third of the value of the Fund's total assets at the time of such borrowing; or
   * purchase any securities which would cause 25% or more of the value of its total assets at the time of such purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, except that the Fund intends to invest 25% or more of the value of its total assets in obligations of issuers in the banking industry or in obligations, such as repurchase agreements, secured by such obligations; provided that there is no limitation with respect to investments in U.S. government securities or, in bank instruments issued or enhanced by approved banks.

The above investment limitations cannot be changed without shareholder approval.

FUND INFORMATION

MANAGEMENT OF THE FUND

BOARD OF TRUSTEES

The Fund is managed by a Board of Trustees. The Trustees are responsible for managing the Fund's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. An Executive Committee of the Board of Trustees handles the Board's responsibilities between meetings of the Board.

INVESTMENT ADVISER

Investment decisions for the Fund are made by Federated Management, the Fund's investment adviser, subject to direction by the Trustees. The adviser continually conducts investment research and supervision for the Fund and is responsible for the purchase and sale of portfolio instruments.

ADVISORY FEES

The adviser receives an annual investment advisory fee equal to 0.20% of the Fund's average daily net assets. The adviser may voluntarily choose to waive a portion of its fee or reimburse other expenses of the Fund, but reserves the right to terminate such waiver or reimbursement at any time at its sole discretion.

ADVISER'S BACKGROUND

Federated Management, a Delaware business trust, organized on April 11, 1989, is a registered investment adviser under the Investment Advisers Act of 1940. It is a subsidiary of Federated Investors. All of the Class A (voting) shares of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, Chairman and Trustee of Federated Investors, Mr. Donahue's wife, and Mr. Donahue's son, J. Christopher Donahue, who is President and Trustee of
Federated Investors.     Federated Management and other subsidiaries of
Federated Investors serve as investment advisers to a number of investment companies and private accounts. Certain other subsidiaries also provide administrative services to a number of investment companies. With over $120 billion invested across more than 300 funds under management and/or administration by its subsidiaries, as of December 31, 1997, Federated Investors is one of the largest mutual fund investment managers in the United States. With more than 2,000 employees, Federated continues to be led by the management who founded the company in 1955. Federated funds are presently at work in and
through approximately 4,000 financial institutions nationwide.      Both the
Trust and the adviser have adopted strict codes of ethics governing the conduct of all employees who manage the Fund and its portfolio securities. These codes recognize that such persons owe a fiduciary duty to the Fund's shareholders and must place the interests of shareholders ahead of the employees' own interests. Among other things, the codes: require preclearance and periodic reporting of personal securities transactions; prohibit personal transactions in securities being purchased or sold, or being considered for purchase or sale, by the Fund; prohibit purchasing securities in initial public offerings; and prohibit taking profits on securities held for less than sixty days. Violations of the codes are subject to review by the Trustees, and could result in severe penalties.

DISTRIBUTION OF INSTITUTIONAL SHARES

Federated Securities Corp. is the principal distributor for Institutional Shares of the Fund. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors.

SHAREHOLDER SERVICES

The Fund has entered into a Shareholder Services Agreement with Federated Shareholder Services, a subsidiary of Federated Investors, under which the Fund may make payments up to 0.25% of the average daily net asset value of its shares, computed at an annual rate, to obtain certain personal services for shareholders and to maintain shareholder accounts. From time to time and for such periods as deemed appropriate, the amount stated above may be reduced voluntarily. Under the Shareholder Services Agreement, Federated Shareholder Services will either perform shareholder services directly or will select financial institutions to perform shareholder services. Financial institutions will receive fees based upon shares owned by their clients or customers. The schedules of such fees and the basis upon which such fees will be paid will be determined from time to time by the Fund and Federated Shareholder Services.

Currently, Institutional Shares are accruing no shareholder services fees.

SUPPLEMENTAL PAYMENTS TO FINANCIAL INSTITUTIONS

In addition to payments made pursuant to the Shareholder Services Agreement, Federated Securities Corp. and Federated Shareholder Services, from their own assets, may pay financial institutions supplemental fees for the performance of substantial sales services, distribution-related support services, or shareholder services. The support may include sponsoring sales, educational and training seminars for their employees, providing sales literature, and engineering computer software programs that emphasize the attributes of the Fund. Such assistance will be predicated upon the amount of shares the financial institution sells or may sell, and/or upon the type and nature of sales or marketing support furnished by the financial institution. Any payments made by the distributor may be reimbursed by the Fund's investment adviser or its affiliates.

ADMINISTRATION OF THE FUND

ADMINISTRATIVE SERVICES

Federated Services Company, a subsidiary of Federated Investors, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund at an annual rate which relates to the average aggregate daily net assets of all funds advised by affiliates of Federated Investors specified below:
 MAXIMUM           AVERAGE AGGREGATE
   FEE              DAILY NET ASSETS
 0.150%        on the first $250 million
 0.125%         on the next $250 million
 0.100%         on the next $250 million
 0.075%   on assets in excess of $750 million

The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of shares. Federated Services Company may choose voluntarily to waive a portion of its fee.

NET ASSET VALUE

The Fund attempts to stabilize the net asset value of shares at $1.00 by valuing the portfolio securities using the amortized cost method. The net asset value per share is determined by subtracting liabilities attributable to Institutional Shares from the value of Fund assets attributable to Institutional Shares, and dividing the remainder by the number of Institutional Shares outstanding. The Fund cannot guarantee that its net asset value will always remain at $1.00 per
share.     The net asset value is determined at 12:00 noon, 3:00 p.m. (Eastern time), and as of the close of trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange, Monday through Friday, except on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence
Day, Labor Day, Thanksgiving Day, and Christmas Day.      HOW TO PURCHASE SHARES

Shares are sold at their net asset value, without a sales charge, next determined after an order is received, on days on which the New York Stock Exchange is open for business. Shares may be purchased either by wire or by check. The Fund reserves the right to reject any purchase request.

To make a purchase, open an account by calling Federated Securities Corp. Information needed to establish the account will be taken by telephone. The minimum initial investment is $1,000,000. However, an account may be opened with a smaller amount as long as the minimum is reached within one year of opening the account. Financial institutions may impose different minimum investment requirements on their customers.

PURCHASING SHARES BY WIRE

Shares may be purchased by Federal Reserve wire by calling the Fund before 3:00 p.m. (Eastern time) to place an order. The order is considered received immediately. Payment by federal funds must be received before 3:00 p.m. (Eastern time) that day. Federal funds should be wired as follows: Federated Shareholder Services Company, c/o State Street Bank and Trust Company, Boston, MA;
Attention: EDGEWIRE; For Credit to: Prime Value Obligations Fund -- Institutional Shares; Fund Number (this number can be found on the account statement or by contacting the Fund); Group Number or Order Number; Nominee or Institution Name; and ABA Number 011000028. Shares cannot be purchased by wire on holidays when wire transfers are restricted. Questions on wire purchases should be directed to your shareholder services representative at the telephone number listed on your account statement.

PURCHASING SHARES BY CHECK

Shares may be purchased by sending a check to Federated Shareholder Services Company, P.O. Box 8600, Boston, MA 02266-8600. The check should be made payable to: Prime Value Obligations Fund -- Institutional Shares. Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received), and shares begin earning dividends the next day.

INVEST-BY-PHONE

Once an account has been opened, a shareholder may use invest-by-phone for investments if an authorization form has been filed with Federated Shareholder Services Company, the transfer agent for shares of the Fund. Approximately two weeks after sending the form to Federated Shareholder Services Company, the shareholder may call Federated Shareholder Services Company to purchase shares. Federated Shareholder Services Company will send a request for monies to the shareholder's commercial bank, savings bank, or credit union ("bank") via the Automated Clearing House. The shareholder's bank, which must be an Automated Clearing House member, will then forward the monies to Federated Shareholder Services Company. The purchase is normally entered the next business day after the initial phone request. For further information and an application, call the Fund.

HOW TO REDEEM SHARES

Shares are redeemed at their net asset value next determined after Federated Shareholder Services Company receives the redemption request. Redemptions will be made on days on which the Fund computes its net asset value. Redemption requests must be received in proper form and can be made as described below.

REDEEMING SHARES BY TELEPHONE

Redemptions in any amount may be made by calling the Fund provided the Fund has a properly completed authorization form. These forms can be obtained from Federated Securities Corp. Proceeds from redemption requests received before 3:00 p.m. (Eastern time) will be wired the same day to the shareholder's account at a domestic commercial bank which is a member of the Federal Reserve System, but will not include that day's dividend. Proceeds from redemption requests received after that time include that day's dividend but will be wired the following business day. Proceeds from redemption requests on holidays when wire transfers are restricted will be wired the following business day. Questions about telephone redemptions on days when wire transfers are restricted should be directed to your shareholder services representative at the telephone number listed on your account statement.

Telephone instructions may be recorded and if reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If this occurs, "Redeeming Shares by Mail" should be considered. If at any time the Fund shall determine it necessary to terminate or modify the telephone redemption privilege, shareholders would be promptly notified.

REDEEMING SHARES BY MAIL

Shares may be redeemed in any amount by mailing a written request to: Federated Shareholder Services Company, P.O. Box 8600, Boston, MA 02266-8600. If share certificates have been issued, they should be sent unendorsed with the written request by registered or certified mail to the address noted above.

The written request should state: the Fund name and the class designation; the account name as registered with the Fund; the account number; and the number of shares to be redeemed or the dollar amount requested. All owners of the account must sign the request exactly as the shares are registered. Normally, a check for the proceeds is mailed within one business day, but in no event more than seven days, after the receipt of a proper written redemption request. Dividends are paid up to and including the day that a redemption request is processed.

Shareholders requesting a redemption of any amount to be sent to an address other than that on record with the Fund or a redemption payable other than to the shareholder of record must have their signatures guaranteed by a commercial or savings bank, trust company or savings association whose deposits are insured by an organization which is administered by the Federal Deposit Insurance Corporation; a member firm of a domestic stock exchange; or any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934. The Fund does not accept signatures guaranteed by a notary public.

ACCOUNT AND SHARE INFORMATION

DIVIDENDS

Dividends are declared daily and paid monthly. Dividends are automatically reinvested on payment dates in additional shares of the Fund unless cash payments are requested by writing to the Fund. Shares purchased by wire before 3:00 p.m. (Eastern time) begin earning dividends that day. Shares purchased by check begin earning dividends the day after the check is converted into federal funds.

CAPITAL GAINS

The Fund does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund will distribute in cash or additional shares any realized net long-term capital gains at least once every 12 months.

ACCOUNT ACTIVITY

Shareholders will receive periodic statements reporting all account activity, including dividends paid. The Fund will not issue share certificates.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, the Fund may redeem shares in any account, except accounts maintained by retirement plans, and pay the proceeds to the shareholder if the account balance falls below a required minimum value of $1,000,000 due to shareholder redemptions. Before shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional shares to meet the minimum requirement.

VOTING RIGHTS

Each share of the Trust owned by a shareholder gives that shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All shares of all classes of each portfolio in the Trust have equal voting rights, except that in matters affecting only a particular portfolio or class, only shareholders of that portfolio or class are entitled to vote. The Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Trust's or the Fund's operation and for election of Trustees under certain circumstances.

Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting shall be called by the Trustees upon the written request of shareholders owning at least 10% of the outstanding shares of the Trust.

TAX INFORMATION

FEDERAL INCOME TAX

The Fund will pay no federal income tax because it expects to meet requirements of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. The Fund will be treated as a single, separate entity for federal income tax purposes so that income (including capital gains) and losses realized by the Trust's other portfolios will not be combined for tax purposes with those realized by the Fund.

Unless otherwise exempt, shareholders are required to pay federal income tax on any dividends and other distributions received. This applies whether dividends and distributions are received in cash or as additional shares.

STATE AND LOCAL TAXES

Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.

OTHER CLASSES OF SHARES

The Fund also offers other classes. Institutional Service Shares and Institutional Capital Shares are sold at net asset value primarily to financial institutions, financial intermediaries and institutional investors and are subject to a minimum initial investment of $1,000,000.

All classes are subject to certain of the same expenses.

Neither Institutional Service Shares nor Institutional Capital Shares are distributed with a 12b-1 Plan but both are subject to shareholder services fees.

Expense differences between classes may affect the performance of each class.

To obtain more information and a prospectus for any other class, investors may call 1-800-341-7400.

PERFORMANCE INFORMATION

From time to time, the Fund advertises its yield, effective yield and total return. The performance figures will be calculated separately for each class of shares.

Yield represents the annualized rate of income earned on an investment over a seven-day period. It is the annualized dividends earned during the period on an investment shown as a percentage of the investment. The effective yield is calculated similarly to the yield, but when annualized, the income earned by an investment is assumed to be reinvested daily. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

Total return represents the change, over a specified period of time, in the value of an investment in the shares after reinvesting all income distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.

From time to time, advertisements for the Fund may refer to ratings, rankings, and other information in certain financial publications and/or compare the Fund's performance to certain indices.

FINANCIAL HIGHLIGHTS--INSTITUTIONAL CAPITAL SHARES

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                              YEAR ENDED
                                                                              JANUARY 31,
                                                                           1998          1997(A)
 NET ASSET VALUE, BEGINNING OF PERIOD                                           $ 1.00      $ 1.00
 INCOME FROM INVESTMENT OPERATIONS
   Net investment income                                                          0.05        0.05
 LESS DISTRIBUTIONS
   Distributions from net investment income                                     (0.05)      (0.05)
 NET ASSET VALUE, END OF PERIOD                                                 $ 1.00      $ 1.00
 TOTAL RETURN(B)                                                                 5.55%       5.26%
 RATIOS TO AVERAGE NET ASSETS
   Expenses                                                                      0.27%       0.28%
   Net investment income                                                         5.61%       5.17%
   Expense waiver/reimbursement(c)                                               0.32%       0.31%
 SUPPLEMENTAL DATA
   Net assets, end of period (000 omitted)                                     $67,064     $20,006

(a) Reflects operations for the period from February 1, 1996 (date of initial public offering) to January 31, 1997.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

FINANCIAL HIGHLIGHTS--INSTITUTIONAL SERVICE SHARES

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                             YEAR ENDED JANUARY 31,
                           1998 1997 1996 1995 1994(A)
 NET ASSET VALUE, BEGINNING OF PERIOD                  $ 1.00   $ 1.00   $ 1.00    $ 1.00   $ 1.00
 INCOME FROM INVESTMENT OPERATIONS
   Net investment income                                 0.05     0.05     0.06      0.04     0.01
 LESS DISTRIBUTIONS
   Distributions from net investment income            (0.05)   (0.05)   (0.06)    (0.04)   (0.01)
 NET ASSET VALUE, END OF PERIOD                        $ 1.00   $ 1.00   $ 1.00    $ 1.00   $ 1.00
 TOTAL RETURN(B)                                        5.41%    5.15%    5.84%     4.26%    1.26%
 RATIOS TO AVERAGE NET ASSETS
   Expenses                                             0.39%    0.41%    0.42%     0.34%   0.32%*
   Net investment income                                5.32%    5.05%    5.68%     3.95%   2.98%*
   Expense waiver/reimbursement(c)                      0.17%    0.16%    0.08%     0.16%   0.29%*
 SUPPLEMENTAL DATA
   Net assets, end of period (000 omitted)           $325,390  $18,415  $20,372   $21,739  $17,504

* Computed on an annualized basis.

(a) Reflects operations for the period from September 1, 1993 (date of initial public offering) to January 31, 1994.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

PORTFOLIO OF INVESTMENTS
PRIME VALUE OBLIGATIONS FUND

JANUARY 31, 1998

      PRINCIPAL
       AMOUNT                                                                           VALUE

 SHORT-TERM NOTES--10.0%
 BANKING--6.8%
 $         28,000,000 Bank of Boston, Connecticut, 5.840%, 6/1/1998 - 6/16/1998    $     28,000,000
           20,000,000 Goldman Sachs L.P., 5.600%, 4/27/1998                              20,000,000
           10,000,000 SALTS II Cayman Island Corp., (Bankers Trust Int'l., PLC           10,000,000
                      Swap Agreement) 6.038%, 6/18/1998
           12,000,000 SALTS II Cayman Islands Corp., (Bankers Trust Int'l., PLC          12,000,000
                      Swap Agreement) 5.988%, 3/19/1998
           15,000,000 SALTS III Cayman Island Corp., (Bankers Trust Int'l., PLC          15,000,000
                      Swap Agreement), 5.725%,7/23/1998
                          TOTAL                                                          85,000,000
 FINANCE - AUTOMOTIVE--1.2%
            1,053,142 Chase Manhattan Auto Owner Trust 1997-B, 5.744%, 7/10/1998
           1,053,142 13,452,254 MMCA Auto Owner Trust 1997-1, 5.630%, 11/15/1998
           13,449,963
                          TOTAL                                                          14,503,105
 FINANCE - COMMERCIAL--0.4%
            5,000,000 (b)Triangle Funding Ltd., 5.594%, 11/16/1998                        5,000,000
 FINANCE - EQUIPMENT--0.7%
            7,441,351 Copelco Capital Funding Corp. X 1997-A, 5.809%, 7/20/1998           7,441,351
            1,470,956 Heller Equipment Asset Receivables Trust 1997-1, 5.733%,            1,471,212
                      9/25/1998
                          TOTAL                                                           8,912,563
 INSURANCE--0.9%
            4,154,734 Arcadia Automobile Receivables Trust 1997-C, (FSA Gtd.)             4,154,734
                      5.650%, 9/15/1998
            7,781,258 ContiMortgage Home Equity Loan Trust 1997-5, (MBIA Gtd.)            7,781,258
                      5.906%, 1/15/1999
                          TOTAL                                                          11,935,992
                          TOTAL SHORT-TERM NOTES                                        125,351,660
 CERTIFICATES OF DEPOSIT--5.2%
 BANKING--5.2%
           10,000,000 Crestar Bank of Virginia, Richmond, 5.720%, 2/23/1998              10,000,119
            8,000,000 MBNA America Bank, N.A., 5.870%, 3/2/1998                           8,000,000
           47,000,000 Societe Generale, Paris, 5.920% - 5.970%, 7/16/1998 -              46,988,423
                      10/15/1998
                          TOTAL CERTIFICATES OF DEPOSIT                                  64,988,542
 (A)COMMERCIAL PAPER--51.1%
 BANKING--10.8%
            5,000,000 ABN AMRO Bank N.V., Amsterdam, 5.687%, 2/5/1998                     4,996,928

PRIME VALUE OBLIGATIONS FUND

      PRINCIPAL
       AMOUNT                                                                           VALUE

 (A)COMMERCIAL PAPER--CONTINUED
 BANKING--CONTINUED
 $          5,000,000 Abbey National N.A. Corp., (Guaranteed by Abbey National     $      4,981,500
                      Bank PLC, London), 5.708%, 2/25/1998
           35,000,000 Aspen Funding Corp., (Supported by Deutsche Bank,
                      AG/MBIA), 34,338,042 5.835% - 5.855%, 3/6/1998 - 6/16/1998
           23,000,000 Cregem North America, Inc., (Guaranteed by Credit Communal
                      22,765,369 de Belgique, Brussles), 5.584% - 5.762%,
                      2/19/1998 - 4/16/1998
            2,000,000 Den Danske Corp., Inc., (Guaranteed by Den Danske Bank              1,991,976
                      A/S), 5.716%, 2/27/1998
           20,000,000 Glencore Finance (Bermuda) Ltd., (ABN AMRO Bank N.V.,              19,733,556
                      Amsterdam LOC), 5.525%, 4/30/1998
           35,000,000 J.P. Morgan & Co., Inc., 5.608%, 4/6/1998                          34,655,911
            5,000,000 Lloyds Bank PLC, London, 5.709%, 3/3/1998                           4,976,875
            8,000,000 Svenska Handelsbanken, Inc., (Guaranteed by Svenska                 7,968,538
                      Handelsbanken, Stockholm), 5.700% - 5.740%, 2/2/1998 -
                      3/13/1998
                          TOTAL                                                         136,408,695
 BROKERAGE--7.6%
           25,000,000 Merrill Lynch & Co., Inc., 5.514%, 4/21/1998                       24,701,556
           72,000,000 Morgan Stanley Group, Inc., 5.526% - 5.854%, 3/11/1998 -           71,209,353
                      4/27/1998
                          TOTAL                                                          95,910,909
 FINANCE - AUTOMOTIVE--1.6%
           20,000,000 Ford Motor Credit Corp., 5.568%, 4/10/1998                         19,792,600
 FINANCE - COMMERCIAL--20.5%
           15,000,000 Alpha Finance Corp., Ltd., 5.712% - 5.742%, 2/13/1998 -            14,951,008
                      3/12/1998
           18,000,000 Asset Securitization Cooperative Corp., 5.809% - 5.841%,           17,887,856
                      3/9/1998 - 3/16/1998
           16,000,000 Beta Finance, Inc., 5.708% - 5.741%, 2/17/1998 - 3/12/1998
           15,924,750 40,000,000 CIESCO, L.P., 5.556%, 4/9/1998 39,592,044
           38,000,000 CIT Group Holdings, Inc., 5.586% - 5.654%, 4/3/1998 -
           37,631,578
                      4/6/1998
            8,000,000 Falcon Asset Securitization Corp., 5.687%, 2/18/1998                7,979,109
           20,000,000 General Electric Capital Corp., 5.709% - 5.743%, 3/2/1998 -        19,856,092
                      4/6/1998
           68,987,000 Greenwich Funding Corp., 5.566% - 5.652%, 4/1/1998 -               68,054,461
                      7/1/1998
           13,000,000 Receivables Capital Corp., 5.520% - 5.776%, 2/12/1998 -            12,976,442
                      2/13/1998
           22,750,000 Sheffield Receivables Corp., 5.577%, 2/6/1998                      22,732,464
                          TOTAL                                                         257,585,804
 FINANCE - EQUIPMENT--0.5%
            6,800,000 Comdisco, Inc., 5.664% - 6.100%, 3/13/1998 - 4/10/1998              6,731,982
 FINANCE - RETAIL--5.9%
           75,000,000 New Center Asset Trust, A1+/P1 Series, 5.566% - 5.642%,            74,266,644
                      4/3/1998 - 4/8/1998

PRIME VALUE OBLIGATIONS FUND

      PRINCIPAL
       AMOUNT                                                                           VALUE

 (A)COMMERCIAL PAPER--CONTINUED
 INDUSTRIAL PRODUCTS--1.2%
 $         15,600,000 Praxair, Inc., 5.659% - 5.939%, 3/20/1998 - 4/14/1998        $     15,475,924
 INSURANCE--1.0%
           12,800,000 CNA Financial Corp., 6.021%, 3/19/1998                             12,703,012
 MACHINERY, EQUIPMENT, AUTO--0.6%
            7,000,000 Eaton Corp., 5.709%, 2/2/1998                                       6,998,921
 OIL & OIL FINANCE--1.4%
           17,400,000 Occidental Petroleum Corp., 5.725%, 2/2/1998                       17,397,235
                          TOTAL COMMERCIAL PAPER                                        643,271,726
 (C)NOTES - VARIABLE--23.8%
 BANKING--18.0%
            9,675,000 500 South Front St. L.P., Series A, (Huntington National            9,675,000
                      Bank, Columbus, OH LOC), 5.580%, 2/5/1998
            6,235,000 500 South Front St. L.P., Series B, (Huntington National            6,235,000
                      Bank, Columbus, OH LOC), 5.580%, 2/5/1998
            1,557,500 Alabama State IDA, (Nichols Research Corp.), (SouthTrust            1,557,500
                      Bank of Alabama, Birmingham LOC), 5.700%, 2/6/1998
            3,000,000 American Seaway Foods, Inc., (KeyBank, N.A. LOC), 5.620%,           3,000,000
                      2/6/1998
            4,900,000 Associated Materials, Inc., (KeyBank, N.A. LOC), 5.620%,            4,900,000
                      2/6/1998
            1,895,000 Athens-Clarke County, GA IDA, Barrett Project (Series               1,895,000
                      1995), (Columbus Bank and Trust Co., GA LOC), 5.750%,
                      2/5/1998
           20,000,000 Bankers Trust New York Corp., 5.790%, 2/6/1998                     20,000,000
           16,900,000 Beverly California Corp., (PNC Bank, N.A. LOC), 5.601%,            16,900,000
                      2/2/1998
           17,300,000 Beverly Hills Nursing Center, Inc., Medilodge Project              17,300,000
                      Series 1996, (KeyBank, N.A. LOC), 5.630%, 2/5/1998
            3,240,000 Birmingham, AL IDB, MRS. STRATTONS SALADS, INC., 5.700%,            3,240,000
                      2/6/1998
            2,145,000 Bissett, William K. and Sheryl B., Multi-Option Adjustable          2,145,000
                      Rate Notes, (Huntington National Bank, Columbus, OH LOC),
                      5.580%, 2/5/1998
              800,000 Carmel, IN, Telamon Corp. Series 1996-C, (Huntington                  800,000
                      National Bank, Columbus, OH LOC), 5.680%, 2/5/1998
            1,000,000 Carmel, IN, Telamon Corp. Series A, (Huntington National            1,000,000
                      Bank, Columbus, OH LOC), 5.680%, 2/5/1998
            1,100,000 Carmel, IN, Telamon Corp. Series B, (Huntington National            1,100,000
                      Bank, Columbus, OH LOC), 5.680%, 2/5/1998
            2,000,000 Chestnut Hills Apartments, Ltd., (Huntington National Bank,         2,000,000
                      Columbus, OH LOC), 5.630%, 2/5/1998
            8,400,000 Cloquet, MN, Series 1996-B Potlach Corp., (Credit Suisse            8,400,000
                      First Boston LOC), 5.650%, 2/4/1998

PRIME VALUE OBLIGATIONS FUND

      PRINCIPAL
       AMOUNT                                                                           VALUE

 (C)NOTES - VARIABLE--CONTINUED
 BANKING--CONTINUED
 $          5,478,000 Congregate Care Corp., (Union Bank of California LOC),       $      5,478,000
                      5.820%, 2/4/1998
            1,355,000 Continental Commercial Properties, (Huntington National             1,355,000
                      Bank, Columbus, OH LOC), 5.580%, 2/5/1998
            2,140,000 Continental Downtown Properties, (Huntington National Bank,         2,140,000
                      Columbus, OH LOC), 5.580%, 2/5/1998
            6,000,000 Dellridge Care Center Limited Partnership, Series 1997,             6,000,000
                      (First National Bank of Maryland, Baltimore LOC), 5.660%,
                      2/4/1998
            2,100,000 Hill Dental Co, Inc., (SouthTrust Bank of Alabama,                  2,100,000
                      Birmingham LOC), 5.700%, 2/6/1998
            9,810,000 International Processing Corp., (Bank One, Kentucky LOC),           9,810,000
                      5.630%, 2/5/1998
            2,500,000 Jeffersonville, IN, Series 1997-B Wayne Steel, Inc., (Bank          2,500,000
                      One, Ohio, N.A. LOC), 5.580%, 2/5/1998
            6,200,000 Kenny, Donald R. and Cheryl A., Series 1997, (Star Bank,            6,200,000
                      N.A., Cincinnati LOC), 5.630%, 2/5/1998
            4,000,000 Lake Sherwood Senior Living Center, LLC, (Union Planters            4,000,000
                      NB, Memphis, TN LOC), 5.880%, 2/5/1998
            2,000,000 (b)Liquid Asset Backed Securities Trust, Series 1996-3,             2,000,000
                      (Westdeutsche Landesbank Girozentrale Swap Agreement),
                      5.614%, 2/17/1998
           13,969,159 (b)Liquid Asset Backed Securities Trust, Series 1997-1,            13,969,159
                      (Westdeutsche Landesbank Girozentrale Swap Agreement),
                      5.594%, 2/17/1998
            5,000,000 Long Lane Master Trust III, Series 1997-C, 5.780%,                  5,000,000
                      2/28/1998
            4,100,000 Melberger, Clifford K. and Ruth B., (PNC Bank, N.A. LOC),           4,100,000
                      5.601%, 2/2/1998
            6,860,000 Pine Ridge Associates, LTD., (Mellon Bank N.A., Pittsburgh          6,860,000
                      LOC), 5.600%, 2/4/1998
            3,000,000 Poly Foam International, Inc., (National City Bank,                 3,000,000
                      Cleveland, OH LOC), 5.550%, 2/5/1998
            8,500,000 Rubloff-Rockford, LLC, Series 1997, (First of America Bank          8,500,000
                      - Illinois LOC), 5.750%, 2/4/1998
           17,900,000 Scranton Times, L.P., Series 1997, (PNC Bank, N.A. LOC),           17,900,000
                      5.601%, 2/2/1998
            2,880,000 Solon, OH, Schneps, (Bank One, Ohio, N.A. LOC), 5.580%,             2,880,000
                      2/5/1998
              895,000 Southeast Regional Holdings, LLC, Series 1995-A, (Columbus            895,000
                      Bank and Trust Co., GA LOC), 5.830%, 2/5/1998
            9,600,000 Southern Coil Processing, Inc. Notes, (Amsouth Bank N.A.,           9,600,000
                      Birmingham LOC), 5.670%, 2/5/1998
            1,720,000 Team Rahal of Mechanicsburg, Inc., Series 1997, (Huntington         1,720,000
                      National Bank, Columbus, OH LOC), 5.580%, 2/5/1998
            1,880,000 Team Rahal, Inc., Series 1997, (Huntington National Bank,           1,880,000
                      Columbus, OH LOC), 5.580%, 2/5/1998
            1,668,000 Vista Funding Corp., Series 1995-A, (Star Bank, N.A.,               1,668,000
                      Cincinnati LOC), 5.580%, 2/5/1998
            6,040,000 Westcourt, (Bank One, Texas N.A. LOC), 5.630%, 2/5/1998             6,040,000
                          TOTAL                                                         225,742,659
 FINANCE - EQUIPMENT--0.8%
           10,600,000 Comdisco, Inc., 5.975%, 2/24/1998                                  10,600,000

PRIME VALUE OBLIGATIONS FUND

      PRINCIPAL
       AMOUNT                                                                           VALUE

 (C)NOTES - VARIABLE--CONTINUED
 FINANCE - RETAIL--1.7%
 $          2,000,000 AFS Insurance Premium Receivables Trust, (Series 1994-A),    $      2,000,000
                      6.150%, 2/17/1998
           20,000,000 Associates Corp. of North America, 5.730%, 1/30/1998               19,991,059
                          TOTAL                                                          21,991,059
 INSURANCE--3.3%
            5,000,000 Jackson National Life Insurance Co., 5.699%, 2/1/1998               5,000,000
           10,000,000 Jackson National Life Insurance Co., 5.840%, 2/28/1998             10,000,000
           26,411,629 (b)Liquid Asset Backed Securities Trust, Series 1997-3             26,411,629
                      Senior Notes, (Guaranteed by AMBAC), 5.876%, 3/27/1998
                          TOTAL                                                          41,411,629
                          TOTAL NOTES--VARIABLE                                         299,745,347
 LOAN PARTICIPATION--0.8%
 FINANCE - EQUIPMENT--0.8%
           10,000,000 Pitney Bowes Credit Corp., 5.605%, 2/10/1998                        9,986,050
 SHORT-TERM MUNICIPAL--0.1%
              970,000 Colorado Health Facilities Authority, Series B, (Bank One,            970,000
                      Colorado LOC), 5.630%, 12/1/1998
 (D)REPURCHASE AGREEMENTS--10.7%
           40,000,000 Bear, Stearns and Co., 5.650%, dated 1/30/1998, due                40,000,000
                      2/2/1998
           15,000,000 Chase Government Securities, Inc., 5.550%, dated 1/27/1998,        15,000,000
                      due 4/6/1998
           15,000,000 Fuji Government Securities, Inc., 5.620%, dated 1/30/1998,         15,000,000
                      due 2/2/1998
           40,000,000 Goldman Sachs Group, LP, 5.650%, dated 1/30/1998, due              40,000,000
                      2/2/1998
           24,000,000 Societe Generale, New York, 5.600%, dated 1/30/1998, due           24,000,000
                      2/2/1998
                          TOTAL REPURCHASE AGREEMENTS                                   134,000,000
                          TOTAL INVESTMENTS (AT AMORTIZED COST)(E)                  $ 1,278,313,325

(a) Each issue shows the rate of discount at the time of purchase for discount issues, or the coupon for interest bearing issues.

(b) Denotes a restricted security which is subject to restrictions on resale under federal securities laws. At January 31, 1998, these securities amounted to $47,380,788 which represents 3.8% of net assets.

(c) Current rate and next reset date shown.

(d) The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investments in the repurchase agreements are through participation in joint accounts with other Federated funds.

(e) Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($1,258,195,953) at January 31, 1998.

The following acronyms are used throughout this portfolio:

AMBAC --American Municipal Bond Assurance Corporation FSA --Financial Security Assurance IDA --Industrial Development Authority IDB --Industrial Development Bond LLC --Limited Liability Corporation LOC --Letter of Credit LP --Limited Partnership MBIA --Municipal Bond Investors Assurance PLC --Public Limited
Company      (See Notes which are an integral part of the Financial Statements)

STATEMENT OF ASSETS AND LIABILITIES
PRIME VALUE OBLIGATIONS FUND

JANUARY 31, 1998

 ASSETS:
 Investments in repurchase agreements                              $   134,000,000
 Investments in securities                                           1,144,313,325
   Total investments in securities, at amortized cost and value                     $ 1,278,313,325
 Cash                                                                                       274,674
 Income receivable                                                                        4,843,248
 Receivable for shares sold                                                                  21,028
   Total assets                                                                       1,283,452,275
 LIABILITIES:
 Payable for investments purchased                                 $    20,000,000
 Payable for shares redeemed                                             3,564,922
 Income distribution payable                                             1,584,808
 Accrued expenses                                                          106,592
   Total liabilities                                                                     25,256,322
 Net Assets for 1,258,195,953 shares outstanding                                    $ 1,258,195,953
 NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER
 SHARE:
 INSTITUTIONAL SHARES:
 $865,742,169 / 865,742,169 shares outstanding                                                $1.00
 INSTITUTIONAL SERVICE SHARES:
 $325,389,771 / 325,389,771 shares outstanding                                                $1.00
 INSTITUTIONAL CAPITAL SHARES:
 $67,064,013 / 67,064,013 shares outstanding                                                  $1.00

(See Notes which are an integral part of the Financial Statements)

STATEMENT OF OPERATIONS
PRIME VALUE OBLIGATIONS FUND

YEAR ENDED JANUARY 31, 1998

 INVESTMENT INCOME:
 Interest                                                                              $ 52,156,915
 EXPENSES:
 Investment advisory fee                                                $   1,821,778
 Administrative personnel and services fee                                    687,478
 Custodian fees                                                                80,171
 Transfer and dividend disbursing agent fees and                               17,537
 expenses
 Directors'/Trustees' fees                                                      6,129
 Auditing fees                                                                 14,294
 Legal fees                                                                     3,697
 Portfolio accounting fees                                                    141,580
 Shareholder services fee--Institutional Service                              379,108
 Shares
 Shareholder services fee--Institutional Capital                               66,766
 Shares
 Share registration costs                                                      46,162
 Printing and postage                                                          25,174
 Insurance premiums                                                             9,127
 Taxes                                                                            688
 Miscellaneous                                                                 38,771
   Total expenses                                                           3,338,460
 Waivers--
   Waiver of investment advisory fee                    $ (1,553,105)
   Waiver of administrative personnel and services fee       (44,021)
   Waiver of custodian fees                                   (2,485)
   Waiver of transfer and dividend disbursing agent           (1,584)
 fees and expenses
   Waiver of portfolio accounting fees                       (29,739)
   Waiver of shareholder services fee--Institutional         (40,060)
 Capital Shares
     Total waivers                                                        (1,670,994)
       Net expenses                                                                       1,667,466
         Net investment income                                                         $ 50,489,449

(See Notes which are an integral part of the Financial Statements)

STATEMENT OF CHANGES IN NET ASSETS
PRIME VALUE OBLIGATIONS FUND

                             YEAR ENDED JANUARY 31,
                                    1998 1997
 INCREASE (DECREASE) IN NET ASSETS:
 OPERATIONS--
 Net investment income                                       $       50,489,449  $       57,298,613
 Net realized gain (loss) on investments                                     --         (1,090,952)
   Change in net assets resulting from operations                    50,489,449          56,207,661
 DISTRIBUTIONS TO SHAREHOLDERS--
 Distributions from net investment income
   Institutional Shares                                            (40,931,344)        (56,210,350)
   Institutional Service Shares                                     (8,059,884)         (1,082,127)
   Institutional Capital Shares                                     (1,498,221)             (6,136)
     Change in net assets resulting from distributions to          (50,489,449)        (57,298,613)
 shareholders
 CAPITAL CONTRIBUTION                                                        --           1,330,378
 SHARE TRANSACTIONS--
 Proceeds from sale of shares                                    15,976,645,016      19,361,183,773
 Net asset value of shares issued to shareholders in                 33,029,994          26,082,775
 payment of distributions declared
 Cost of shares redeemed                                       (15,177,894,329)    (21,735,853,130)
   Change in net assets resulting from share transactions           831,780,681     (2,348,586,582)
     Change in net assets                                           831,780,681     (2,348,347,156)
 NET ASSETS:
 Beginning of period                                                426,415,272       2,774,762,428
 End of period                                               $    1,258,195,953  $      426,415,272

(See Notes which are an integral part of the Financial Statements)

NOTES TO FINANCIAL STATEMENTS
PRIME VALUE OBLIGATIONS FUND

JANUARY 31, 1998

ORGANIZATION

Money Market Obligations Trust II (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of three portfolios. The financial statements included herein are only those of Prime Value Obligations Fund (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide a high level of current income consistent with stability of principal and liquidity.

The Fund offers three classes of shares: Institutional Shares, Institutional Service Shares, and Institutional Capital Shares.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

REPURCHASE AGREEMENTS

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.

INVESTMENT INCOME, EXPENSES, AND DISTRIBUTIONS

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

FEDERAL TAXES

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

RESTRICTED SECURITIES

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7
under the Investment Company Act of 1940.     Additional information on each
restricted security held at January 31, 1998 is as follows:

                                             ACQUISITION        ACQUISITION
SECURITY                                        DATE                COST
 Liquid Asset Backed Securities Trust,        9/12/1997         $ 2,000,000
 Series 1996-3
 Liquid Asset Backed Securities Trust,        2/19/1997          13,969,159
 Series 1997-1
 Liquid Asset Backed Securities Trust,        6/27/1997          26,411,629
 Series 1997-3
 Triangle Funding Ltd.                       10/16/1997           5,000,000

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER

Investment transactions are accounted for on the trade date.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust Permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest ($0.001 par value) for each class of shares.

Transactions in shares were as follows:

                                                                        YEAR ENDED JANUARY 31,
 INSTITUTIONAL SHARES                                                    1998            1997
 Shares sold                                                        13,256,360,968   19,036,179,355
 Shares issued to shareholders in payment of distributions              26,084,298       26,074,950
 declared
 Shares redeemed                                                   (12,804,697,557)(21,428,886,085)
   Net change resulting from Institutional Share transactions          477,747,709  (2,366,631,780)
                                                                        YEAR ENDED JANUARY 31,
 INSTITUTIONAL SERVICE SHARES                                            1998            1997
 Shares sold                                                         1,999,938,515      305,004,232
 Shares issued to shareholders in payment of distributions               5,524,975            2,107
 declared
 Shares redeemed                                                   (1,698,488,527)    (306,966,945)
   Net change resulting from Institutional Service Share               306,974,963      (1,960,606)
 transactions
                                                                        YEAR ENDED JANUARY 31,
 INSTITUTIONAL CAPITAL SHARES                                            1998            1997
 Shares sold                                                           720,345,533       20,000,186
 Shares issued to shareholders in payment of distributions               1,420,721            5,718
 declared
 Shares redeemed                                                     (674,708,245)               --
   Net change resulting from Institutional Capital Share                47,058,009       20,005,904
 transactions
                                                                        YEAR ENDED JANUARY 31,
 CLASS C SHARES                                                        1998(a)           1997
 Shares sold                                                                    --               --
 Shares issued to shareholders in payment of distributions                      --               --
 declared
 Shares redeemed                                                                --            (100)
   Net change resulting from Class C Share transactions                         --            (100)
     Net change resulting from share transactions                      831,780,681  (2,348,586,582)

(a) As of November 15, 1996, the Fund's Class C Shares were no longer operational.

INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE

Federated Management, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.20% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

CAPITAL CONTRIBUTION

Lehman Brothers Global Asset Management, the Fund's former adviser, made a capital contribution to the Fund, during the period ended November 15, 1996, of an amount equal to the accumulated net realized loss on investments balance
carried by the Fund.      These transactions resulted in a permanent book and
tax difference. As such, the paid-in-capital and accumulated net realized gain/loss accounts have been adjusted accordingly. This adjustment did not affect net investment income, net realized gains/losses, or net assets.

ADMINISTRATIVE FEE

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

SHAREHOLDER SERVICES FEE

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Fund will pay FSS up to 0.25% of average daily net assets of the Fund shares for the period. There is no intention of paying or accruing the Shareholder Services Fee for the Institutional Shares. The fee paid to FSS is used to finance certain services for shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive any portion of its fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES

FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

INTERFUND TRANSACTIONS

During the period ended January 31, 1998, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions were made at current market value pursuant to Rule 17a-7 under the Act amounting to $423,872,000 and $349,618,000,
respectively.      GENERAL

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

To the Shareholders and Trustees of PRIME VALUE OBLIGATIONS FUND:     We have
audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Prime Value Obligations Fund, a portfolio of Money Market Obligations Trust II, as of January 31, 1998, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of January 31, 1998, by correspondence with the custodian and brokers or other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Prime Value Obligations Fund at January 31, 1998, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and financial highlights for each of the periods indicated therein, in conformity with generally accepted accounting principles.

ERNST & YOUNG LLP
Pittsburgh, Pennsylvania
March 13, 1998

[Graphic]
Prime Value Obligations Fund
(A Portfolio of Money Market Obligations Trust II)
Institutional Shares
PROSPECTUS

MARCH 31, 1998

A Portfolio of Money Market Obligations Trust II, an Open-End Management Investment Company

PRIME VALUE OBLIGATIONS FUND     INSTITUTIONAL SHARES Federated Investors Funds
5800 Corporate Drive Pittsburgh, PA 15237-7000      DISTRIBUTOR Federated
Securities Corp. Federated Investors Tower     1001 Liberty Avenue
Pittsburgh, PA 15222-3779

INVESTMENT ADVISER
Federated Management
Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, PA 15222-3779

CUSTODIAN
State Street Bank and Trust Company
P.O. Box 8600
Boston, MA 02266-8600

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

INDEPENDENT AUDITORS
Ernst & Young LLP
One Oxford Centre
Pittsburgh, PA 15219

Federated Securities Corp., Distributor
1-800-341-7400
www.federatedinvestors.com

Cusip 608912705

G01881-01-IS (3/98)

[Graphic]


Prime Value Obligations Fund
(A Portfolio of Money Market Obligations Trust II)
Institutional Service Shares

PROSPECTUS

The Institutional Service Shares of Prime Value Obligations Fund (the "Fund") offered by this prospectus represent interests in a portfolio of Money Market Obligations Trust II (the "Trust"), an open-end management investment company (a mutual fund). The Fund invests in short-term money market securities to achieve
current income consistent with stability of principal and liquidity.      THE
SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT ENDORSED OR GUARANTEED BY ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THESE SHARES INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL. THE FUND ATTEMPTS TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE; THERE CAN BE NO ASSURANCE THAT THE FUND WILL BE ABLE TO DO SO.

This prospectus contains the information you should read and know before you invest in the Fund. Keep this prospectus for future reference.

The Fund has also filed a Statement of Additional Information dated March 31, 1998, with the Securities and Exchange Commission ("SEC"). The information contained in the Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Statement of Additional Information or a paper copy of this prospectus, if you have received your prospectus electronically, free of charge by calling 1-800-341-7400. To obtain other information, or make inquiries about the Fund, contact the Fund at the address listed in the back of this prospectus. The Statement of Additional Information, material incorporated by reference into this document, and other information regarding the Fund is maintained electronically with the SEC at
Internet Web site (http://www.sec.gov).      THESE SECURITIES HAVE NOT BEEN
APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
Prospectus dated March 31, 1998      TABLE OF CONTENTS
 Summary of Fund Expenses 1 Financial Highlights--Institutional Service Shares 2 General Information 3 Investment Information 3 Investment Objective 3 Investment Policies 3 Investment Risks 5 Investment Limitations 5 Fund Information 6 Management of the Fund 6 Distribution of Institutional Service Shares 6 Administration of the Fund 7 Net Asset Value 7 How to PurchaseShares 7 Purchasing Shares by Wire 7 Purchasing Shares by Check 7 Invest-by-Phone 8 How to Redeem Shares 8 Redeeming Shares by Telephone 8 Redeeming Shares by Mail 8 Account and Share Information 8 Dividends 8 Capital Gains 9 Account Activity 9 Accounts with Low Balances 9 Voting Rights 9 Tax Information 9 Federal Income Tax 9 State and Local Taxes 9 Other Classes of Shares 9 Performance Information 10 Financial Highlights--Institutional Capital Shares 11 Financial Highlights--Institutional Shares 12 Financial Statements 13 Report of Ernst & Young LLP, Independent Auditors 26

SUMMARY OF FUND EXPENSES


                                      INSTITUTIONAL SERVICE SHARES
                                    Shareholder Transaction Expenses
            Maximum Sales Charge Imposed on Purchases (as a percentage of offering price) None Maximum Sales Charge Imposed on Reinvested Dividends (as a
percentage of offering price) None Contingent Deferred Sales Charge (as a percentage of original purchase price or redemption
    proceeds, as applicable)                                                                        None
Redemption Fee (as a percentage of amount redeemed, if applicable)                                  None
Exchange Fee                                                                                        None
                                       ANNUAL OPERATING EXPENSES
                                (As a percentage of average net assets)
Management Fee (after waiver)(1)                                                                    0.03%
12b-1 Fee                                                                                           None
Total Other Expenses                                                                                0.40%
   Shareholder Services Fee                                                                 0.25%
Total Operating Expenses(2)                                                                         0.43%

(1) The management fee has been reduced to reflect the voluntary waiver of a portion of the management fee. The adviser can terminate this voluntary waiver at any time at its sole discretion. The maximum management fee is 0.20%.

(2) The total operating expenses in the table above are based on expenses expected during the fiscal year ending January 31, 1999. The total Institutional Service Shares operating expenses were 0.39% for fiscal year ended January 31, 1998 and would have been 0.56% absent the voluntary waivers of portions of the management fee and certain other operating expenses.

The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of Institutional Service Shares of the Fund will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see "Fund Information." Wire-transferred redemptions of less than $5,000 may be subject to additional fees.

EXAMPLE
You would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.

1 Year     $ 4
3 Years    $14
5 Years    $24
10 Years   $54

THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

FINANCIAL HIGHLIGHTS--INSTITUTIONAL SERVICE SHARES

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Reference is made to the Report of Ernst & Young LLP, Independent Auditors on page 26.

                             YEAR ENDED JANUARY 31,
                           1998 1997 1996 1995 1994(A)
 NET ASSET VALUE, BEGINNING OF PERIOD                  $ 1.00   $ 1.00   $ 1.00    $ 1.00   $ 1.00
 INCOME FROM INVESTMENT OPERATIONS
   Net investment income                                 0.05     0.05     0.06      0.04     0.01
 LESS DISTRIBUTIONS
   Distributions from net investment income            (0.05)   (0.05)   (0.06)    (0.04)   (0.01)
 NET ASSET VALUE, END OF PERIOD                        $ 1.00   $ 1.00   $ 1.00    $ 1.00   $ 1.00
 TOTAL RETURN(B)                                        5.41%    5.15%    5.84%     4.26%    1.26%
 RATIOS TO AVERAGE NET ASSETS
   Expenses                                             0.39%    0.41%    0.42%     0.34%   0.32%*
   Net investment income                                5.32%    5.05%    5.68%     3.95%   2.98%*
   Expense waiver/reimbursement(c)                      0.17%    0.16%    0.08%     0.16%   0.29%*
 SUPPLEMENTAL DATA
   Net assets, end of period (000 omitted)           $325,390  $18,415  $20,372   $21,739  $17,504

* Computed on an annualized basis.

(a) Reflects operations for the period from September 1, 1993 (date of initial public offering) to January 31, 1994.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

GENERAL INFORMATION

The Trust was established as a Massachusetts business trust under a Declaration of Trust dated November 16, 1992. The Declaration of Trust permits the Trust to offer separate series of shares representing interests in separate portfolios of securities. The shares in any one portfolio may be offered in separate classes. With respect to this Fund, as of the date of this prospectus, the Board of Trustees (the "Trustees") has established three classes of shares known as Institutional Shares, Institutional Service Shares and Institutional Capital Shares. This prospectus relates only to Institutional Service Shares of the Fund, which are designed primarily for financial institutions, financial intermediaries and institutional investors as a convenient means of accumulating an interest in a professionally managed portfolio investing in short-term money market securities. A minimum initial investment of $1,000,000 over a one-year period is required.

The Fund attempts to stabilize the value of a share at $1.00. Shares are currently sold and redeemed at that price.

INVESTMENT INFORMATION

INVESTMENT OBJECTIVE

The investment objective of the Fund is current income consistent with stability of principal and liquidity. This investment objective may be changed by the Trustees without shareholder approval. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by complying with the diversification and other requirements of Rule 2a-7 under the Investment Company Act of 1940 which regulates money market mutual funds and by following
the investment policies described in this prospectus.      INVESTMENT POLICIES
    The Fund pursues its investment objective by investing in a portfolio of money market securities maturing in 13 months or less. The average maturity of the securities in the Fund's portfolio, computed on a dollar-weighted basis, will be 90 days or less. Unless indicated otherwise, the investment policies may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in these policies becomes effective. ACCEPTABLE INVESTMENTS

The Fund invests in high quality money market instruments that are either rated in one of the two highest short-term rating category by one or more nationally recognized statistical rating organizations ("NRSROs") or are of comparable quality to securities having such ratings. Examples of these instruments include, but are not limited to:

   * domestic issues of corporate debt obligations, including variable rate demand notes;
   * commercial paper (including Canadian Commercial Paper and Europaper); * certificates of deposit, demand and time deposits, bankers' acceptances and other instruments of domestic and foreign banks and other deposit institutions ("Bank Instruments");
   * short-term credit facilities;
   * asset-backed securities;
   * obligations issued or guaranteed as to payment of principal and interest by the U.S. government or one of its agencies or instrumentalities;
   * other money market instruments; and
   * obligations issued by state and local government agencies.

The Fund invests only in instruments denominated and payable in U.S.
dollars.

VARIABLE RATE DEMAND NOTES

Variable rate demand notes are long-term debt instruments that have variable or floating interest rates and provide the Fund with the right to tender the security for repurchase at its stated principal amount plus accrued interest. Such securities typically bear interest at a rate that is intended to cause the securities to trade at par. The interest rate may float or be adjusted at regular intervals (ranging from daily to annually), and is normally based on a published interest rate or interest rate index. Most variable rate demand notes allow the Fund to demand the repurchase of the security on not more than seven days prior notice. Other notes only permit the Fund to tender the security at the time of each interest rate adjustment or at other fixed intervals. See "Demand Features." The Fund treats variable rate demand notes as maturing on the later of the date of the next interest rate adjustment or the date on which the Fund may next tender the security for repurchase.

BANK INSTRUMENTS

The Fund only invests in Bank Instruments either issued by an institution having capital, surplus and undivided profits over $100 million, or insured by the Bank Insurance Fund or the Savings Association Insurance Fund. Bank Instruments may include Eurodollar Certificates of Deposit ("ECDs"), Yankee Certificates of Deposit ("Yankee CDs") and Eurodollar Time Deposits ("ETDs"). The Fund will treat securities credit enhanced with a bank's letter of credit as Bank
Instruments.      ASSET-BACKED SECURITIES

Asset-backed securities are securities issued by special purpose entities whose primary assets consist of a pool of loans or accounts receivable. The securities may take the form of beneficial interests in special purpose trusts, limited partnership interests, or commercial paper or other debt securities issued by a special purpose corporation. Although the securities often have some form of credit or liquidity enhancement, payments on the securities depend predominantly upon collections of the loans and receivables held by the issuer.

SHORT-TERM CREDIT FACILITIES

The Fund may enter into, or acquire participations in, short-term borrowing arrangements with corporations, consisting of either a short-term revolving credit facility or a master note agreement payable upon demand. Under these arrangements, the borrower may reborrow funds during the term of the facility. The Fund treats any commitments to provide such advances as a standby commitment to purchase the borrower's notes.

REPURCHASE AGREEMENTS

Certain securities in which the Fund invests may be purchased pursuant to repurchase agreements. Repurchase agreements are arrangements in which banks, broker/dealers, and other recognized financial institutions sell securities to the Fund and agree at the time of sale to repurchase them at a mutually agreed upon time and price. To the extent that the seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities.

REVERSE REPURCHASE AGREEMENTS

The Fund may also enter into reverse repurchase agreements. These transactions are similar to borrowing cash. In a reverse repurchase agreement, the Fund transfers possession of a portfolio instrument in return for a percentage of the instrument's market value in cash and agrees that on a stipulated date in the future the Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate. The use of reverse repurchase agreements may enable the Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but does not ensure this result. However, liquid assets of the Fund, in a dollar amount sufficient to make payment for the securities to be purchased, are: segregated on the Fund's records at the trade date; marked to market daily; and maintained until the transaction is settled.

RESTRICTED AND ILLIQUID SECURITIES

The Fund may invest in restricted securities. Restricted securities are any securities in which the Fund may invest pursuant to its investment objective and policies, but which are subject to restrictions on resale under federal securities law. Under criteria established by the Trustees, certain restricted securities are determined to be liquid. To the extent that restricted securities are not determined to be liquid the Fund will limit their purchase, together with other illiquid securities, including non-negotiable time deposits and repurchase agreements providing for settlement in more than seven days after notice to 10% of its net assets.

CREDIT ENHANCEMENT

Certain of the Fund's acceptable investments may be credit enhanced by a guaranty, letter of credit, or insurance. Any bankruptcy, receivership, default, or change in the credit quality of the party providing the credit enhancement will adversely affect the quality and marketability of the underlying security
and could cause losses to the Fund and affect its share price.      DEMAND
FEATURES

The Fund may acquire securities that are subject to puts and standby commitments ("demand features") to purchase the securities at their principal amount (usually with accrued interest) within a fixed period (usually seven days) following a demand by the Fund. The demand feature may be issued by the issuer of the underlying securities, a dealer in the securities, or by another third party, and may not be transferred separately from the underlying security. The Fund uses these arrangements to provide the Fund with liquidity and not to protect against changes in the market value of the underlying securities. The bankruptcy, receivership, or default by the issuer of the demand feature, or a default on the underlying security or other event that terminates the demand feature before its exercise, will adversely affect the liquidity of the underlying security. Demand features that are exercisable even after a payment default on the underlying security may be treated as a form of credit enhancement.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Fund may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices.

The Fund may dispose of a commitment prior to settlement if the adviser deems it appropriate to do so. In addition, the Fund may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Fund may realize short-term profits or losses upon the sale of such commitments.

LENDING OF PORTFOLIO SECURITIES

In order to generate additional income, the Fund may lend its portfolio securities on a short-term or long-term basis, or both, to broker/dealers, banks, or other institutional borrowers of securities. The Fund will only enter into loan arrangements with broker/dealers, banks, or other institutions which the adviser has determined are creditworthy under guidelines established by the Trustees and will receive collateral at all times equal to at least 100% of the value of the securities loaned. There is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price. In addition, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be
delayed pending court action.     INVESTING IN SECURITIES OF OTHER INVESTMENT
COMPANIES

The Fund may invest its assets in securities of other investment companies as an efficient means of carrying out its investment policies. It should be noted that investment companies incur certain expenses, such as management fees, and, therefore, any investment by the Fund in shares of other investment companies may be subject to such duplicate expenses.

INVESTMENT RISKS

ECDs, ETDs, Yankee CDs, Canadian Commercial Paper, and Europaper are subject to different risks than domestic obligations of domestic banks or corporations. Examples of these risks include international economic and political developments, foreign governmental restrictions that may adversely affect the payment of principal or interest, foreign withholding or other taxes on interest income, difficulties in obtaining or enforcing a judgment against the issuing entity, and the possible impact of interruptions in the flow of international currency transactions. Risks may also exist for ECDs, ETDs, and Yankee CDs because the banks issuing these instruments, or their domestic or foreign branches, are not necessarily subject to the same regulatory requirements that apply to domestic banks, such as reserve requirements, loan limitations, examinations, accounting, auditing, recordkeeping, and the public availability of information. These factors will be carefully considered by the Fund's adviser in selecting investments for the Fund.

INVESTMENT LIMITATIONS

The Fund may not:

   * borrow money, except that the Fund may (i) borrow money for temporary or emergency purposes (not for leveraging or investment) from banks, or subject to specific authorization by the SEC, from funds advised by the adviser or an affiliate of the adviser, and (ii) engage in reverse repurchase agreements; provided that (i) and (ii) in combination do not exceed one-third of the value of the Fund's total assets (including the amount borrowed) less liabilities (other than borrowings). The Fund may not mortgage, pledge or hypothecate any assets except in connection with such borrowings and reverse repurchase agreements and then only in amounts not exceeding one-third of the value of the Fund's total assets at the time of such borrowing; or
   * purchase any securities which would cause 25% or more of the value of its total assets at the time of such purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, except that the Fund intends to invest 25% or more of the value of its total assets in obligations of issuers in the banking industry or in obligations, such as repurchase agreements, secured by such obligations; provided that there is no limitation with respect to investments in U.S. government securities or, in bank instruments issued or enhanced by approved banks.

The above investment limitations cannot be changed without shareholder approval.

FUND INFORMATION

MANAGEMENT OF THE FUND

BOARD OF TRUSTEES

The Fund is managed by a Board of Trustees. The Trustees are responsible for managing the Fund's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. An Executive Committee of the Board of Trustees handles the Board's responsibilities between meetings of the Board.

INVESTMENT ADVISER

Investment decisions for the Fund are made by Federated Management, the Fund's investment adviser, subject to direction by the Trustees. The adviser continually conducts investment research and supervision for the Fund and is responsible for the purchase and sale of portfolio instruments.

ADVISORY FEES

The adviser receives an annual investment advisory fee equal to 0.20% of the Fund's average daily net assets. The adviser may voluntarily choose to waive a portion of its fee or reimburse other expenses of the Fund, but reserves the right to terminate such waiver or reimbursement at any time at its sole discretion.

ADVISER'S BACKGROUND

Federated Management, a Delaware business trust, organized on April 11, 1989, is a registered investment adviser under the Investment Advisers Act of 1940. It is a subsidiary of Federated Investors. All of the Class A (voting) shares of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, Chairman and Trustee of Federated Investors, Mr. Donahue's wife, and Mr. Donahue's son, J. Christopher Donahue, who is President and Trustee of
Federated Investors.     Federated Management and other subsidiaries of
Federated Investors serve as investment advisers to a number of investment companies and private accounts. Certain other subsidiaries also provide administrative services to a number of investment companies. With over $120 billion invested across more than 300 funds under management and/or administration by its subsidiaries, as of December 31, 1997, Federated Investors is one of the largest mutual fund investment managers in the United States. With more than 2,000 employees, Federated continues to be led by the management who founded the company in 1955. Federated funds are presently at work in and
through approximately 4,000 financial institutions nationwide.      Both the
Trust and the adviser have adopted strict codes of ethics governing the conduct of all employees who manage the Fund and its portfolio securities. These codes recognize that such persons owe a fiduciary duty to the Fund's shareholders and must place the interests of shareholders ahead of the employees' own interests. Among other things, the codes: require preclearance and periodic reporting of personal securities transactions; prohibit personal transactions in securities being purchased or sold, or being considered for purchase or sale, by the Fund; prohibit purchasing securities in initial public offerings; and prohibit taking profits on securities held for less than sixty days. Violations of the codes are subject to review by the Trustees, and could result in severe penalties.

DISTRIBUTION OF INSTITUTIONAL SERVICE SHARES

Federated Securities Corp. is the principal distributor for Institutional Service Shares of the Fund. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors.

SHAREHOLDER SERVICES

The Fund has entered into a Shareholder Services Agreement with Federated Shareholder Services, a subsidiary of Federated Investors, under which the Fund may make payments up to 0.25% of the average daily net asset value of its shares, computed at an annual rate, to obtain certain personal services for shareholders and to maintain shareholder accounts. From time to time and for such periods as deemed appropriate, the amount stated above may be reduced voluntarily. Under the Shareholder Services Agreement, Federated Shareholder Services will either perform shareholder services directly or will select financial institutions to perform shareholder services. Financial institutions will receive fees based upon shares owned by their clients or customers. The schedules of such fees and the basis upon which such fees will be paid will be determined from time to time by the Fund and Federated Shareholder Services.

SUPPLEMENTAL PAYMENTS TO FINANCIAL INSTITUTIONS

In addition to payments made pursuant to the Shareholder Services Agreement, Federated Securities Corp. and Federated Shareholder Services, from their own assets, may pay financial institutions supplemental fees for the performance of substantial sales services, distribution-related support services, or shareholder services. The support may include sponsoring sales, educational and training seminars for their employees, providing sales literature, and engineering computer software programs that emphasize the attributes of the Fund. Such assistance will be predicated upon the amount of shares the financial institution sells or may sell, and/or upon the type and nature of sales or marketing support furnished by the financial institution. Any payments made by the distributor may be reimbursed by the Fund's investment adviser or its affiliates.

ADMINISTRATION OF THE FUND

ADMINISTRATIVE SERVICES

Federated Services Company, a subsidiary of Federated Investors, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund at an annual rate which relates to the average aggregate daily net assets of all funds advised by affiliates of Federated Investors specified below:

 MAXIMUM           AVERAGE AGGREGATE
   FEE              DAILY NET ASSETS
 0.150%        on the first $250 million
 0.125%         on the next $250 million
 0.100%         on the next $250 million
 0.075%   on assets in excess of $750 million
The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of shares. Federated Services Company may choose voluntarily to waive a portion of its fee.

NET ASSET VALUE

The Fund attempts to stabilize the net asset value of shares at $1.00 by valuing the portfolio securities using the amortized cost method. The net asset value per share is determined by subtracting liabilities attributable to Institutional Service Shares from the value of Fund assets attributable to Institutional Service Shares, and dividing the remainder by the number of Institutional Service Shares outstanding. The Fund cannot guarantee that its net asset value will always remain at $1.00 per share.

The net asset value is determined at 12:00 noon, 3:00 p.m. (Eastern time), and as of the close of trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange, Monday through Friday, except on New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

HOW TO PURCHASE SHARES

Shares are sold at their net asset value, without a sales charge, next determined after an order is received, on days on which the New York Stock Exchange is open for business. Shares may be purchased either by wire or by check. The Fund reserves the right to reject any purchase request.

To make a purchase, open an account by calling Federated Securities Corp. Information needed to establish the account will be taken by telephone. The minimum initial investment is $1,000,000. However, an account may be opened with a smaller amount as long as the minimum is reached within one year of opening the account. Financial institutions may impose different minimum investment requirements on their customers.

PURCHASING SHARES BY WIRE

Shares may be purchased by Federal Reserve wire by calling the Fund before 3:00 p.m. (Eastern time) to place an order. The order is considered received immediately. Payment by federal funds must be received before 3:00 p.m. (Eastern time) that day. Federal funds should be wired as follows: Federated Shareholder Services Company, c/o State Street Bank and Trust Company, Boston, MA;
Attention: EDGEWIRE; For Credit to: Prime Value Obligations Fund -- Institutional Service Shares; Fund Number (this number can be found on the account statement or by contacting the Fund); Group Number or Order Number; Nominee or Institution Name; and ABA Number 011000028. Shares cannot be purchased by wire on holidays when wire transfers are restricted. Questions on wire purchases should be directed to your shareholder services representative at the telephone number listed on your account statement.

PURCHASING SHARES BY CHECK

Shares may be purchased by sending a check to Federated Shareholder Services Company, P.O. Box 8600, Boston, MA 02266-8600. The check should be made payable to: Prime Value Obligations Fund -- Institutional Service Shares. Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received), and shares begin earning dividends the next day.

INVEST-BY-PHONE

Once an account has been opened, a shareholder may use invest-by-phone for investments if an authorization form has been filed with Federated Shareholder Services Company, the transfer agent for shares of the Fund. Approximately two weeks after sending the form to Federated Shareholder Services Company, the shareholder may call Federated Shareholder Services Company to purchase shares. Federated Shareholder Services Company will send a request for monies to the shareholder's commercial bank, savings bank, or credit union ("bank") via the Automated Clearing House. The shareholder's bank, which must be an Automated Clearing House member, will then forward the monies to Federated Shareholder Services Company. The purchase is normally entered the next business day after the initial phone request. For further information and an application, call the Fund.

HOW TO REDEEM SHARES

Shares are redeemed at their net asset value next determined after Federated Shareholder Services Company receives the redemption request. Redemptions will be made on days on which the Fund computes its net asset value. Redemption requests must be received in proper form and can be made as described below.

REDEEMING SHARES BY TELEPHONE

Redemptions in any amount may be made by calling the Fund provided the Fund has a properly completed authorization form. These forms can be obtained from Federated Securities Corp. Proceeds from redemption requests received before 3:00 p.m. (Eastern time) will be wired the same day to the shareholder's account at a domestic commercial bank which is a member of the Federal Reserve System, but will not include that day's dividend. Proceeds from redemption requests received after that time include that day's dividend but will be wired the following business day. Proceeds from redemption requests on holidays when wire transfers are restricted will be wired the following business day. Questions about telephone redemptions on days when wire transfers are restricted should be directed to your shareholder services representative at the telephone number listed on your account statement.

Telephone instructions may be recorded and if reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If this occurs, "Redeeming Shares By Mail" should be considered. If at any time the Fund shall determine it necessary to terminate or modify the telephone redemption privilege, shareholders would be promptly notified.

REDEEMING SHARES BY MAIL

Shares may be redeemed in any amount by mailing a written request to: Federated Shareholder Services Company, P.O. Box 8600, Boston, MA 02266-8600. If share certificates have been issued, they should be sent unendorsed with the written request by registered or certified mail to the address noted above.

The written request should state: the Fund name and the class designation; the account name as registered with the Fund; the account number; and the number of shares to be redeemed or the dollar amount requested. All owners of the account must sign the request exactly as the shares are registered. Normally, a check for the proceeds is mailed within one business day, but in no event more than seven days, after the receipt of a proper written redemption request. Dividends are paid up to and including the day that a redemption request is processed.

Shareholders requesting a redemption of any amount to be sent to an address other than that on record with the Fund or a redemption payable other than to the shareholder of record must have their signatures guaranteed by a commercial or savings bank, trust company or savings association whose deposits are insured by an organization which is administered by the Federal Deposit Insurance Corporation; a member firm of a domestic stock exchange; or any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934. The Fund does not accept signatures guaranteed by a notary public.

ACCOUNT AND SHARE INFORMATION

DIVIDENDS

Dividends are declared daily and paid monthly. Dividends are automatically reinvested on payment dates in additional shares of the Fund unless cash payments are requested by writing to the Fund. Shares purchased by wire before 3:00 p.m. (Eastern time) begin earning dividends that day. Shares purchased by check begin earning dividends the day after the check is converted into federal funds.

CAPITAL GAINS

The Fund does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund will distribute in cash or additional shares any realized net long-term capital gains at least once every 12 months.

ACCOUNT ACTIVITY

Shareholders will receive periodic statements reporting all account activity, including dividends paid. The Fund will not issue share certificates.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, the Fund may redeem shares in any account, except accounts maintained by retirement plans, and pay the proceeds to the shareholder if the account balance falls below a required minimum value of $1,000,000 due to shareholder redemptions. Before shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional shares to meet the minimum requirement.

VOTING RIGHTS

Each share of the Trust owned by a shareholder gives that shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All shares of all classes of each portfolio in the Trust have equal voting rights, except that in matters affecting only a particular portfolio or class, only shareholders of that portfolio or class are entitled to vote. The Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Trust's or the Fund's operation and for election of Trustees under certain circumstances.

Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting shall be called by the Trustees upon the written request of shareholders owning at least 10% of the outstanding shares of the Trust.

TAX INFORMATION

FEDERAL INCOME TAX

The Fund will pay no federal income tax because it expects to meet requirements of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. The Fund will be treated as a single, separate entity for federal income tax purposes so that income (including capital gains) and losses realized by the Trust's other portfolios will not be combined for tax purposes with those realized by the Fund.

Unless otherwise exempt, shareholders are required to pay federal income tax on any dividends and other distributions received. This applies whether dividends and distributions are received in cash or as additional shares.

STATE AND LOCAL TAXES

Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.

OTHER CLASSES OF SHARES

The Fund also offers other classes. Institutional Shares are sold at net asset value primarily to entities holding shares in an agency or fiduciary capacity, financial institutions, financial intermediaries and institutional investors and are subject to a minimum initial investment of $1,000,000. Institutional Capital Shares are sold at net asset value primarily to financial institutions, financial intermediaries and institutional investors and are subject to a minimum initial investment of $1,000,000.

All classes are subject to certain of the same expenses.

Neither Institutional Shares nor Institutional Capital Shares are distributed with a 12b-1 Plan but both are subject to shareholder services fees. Currently, Institutional Shares are accruing no shareholder services fees.

Expense differences between classes may affect the performance of each class.

To obtain more information and a prospectus for any other class, investors may call 1-800-341-7400.

PERFORMANCE INFORMATION

From time to time, the Fund advertises its yield, effective yield and total return. The performance figures will be calculated separately for each class of shares.

Yield represents the annualized rate of income earned on an investment over a seven-day period. It is the annualized dividends earned during the period on an investment shown as a percentage of the investment. The effective yield is calculated similarly to the yield, but when annualized, the income earned by an investment is assumed to be reinvested daily. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

Total return represents the change, over a specified period of time, in the value of an investment in the shares after reinvesting all income distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.

From time to time, advertisements for the Fund may refer to ratings, rankings, and other information in certain financial publications and/or compare the Fund's performance to certain indices.

FINANCIAL HIGHLIGHTS--INSTITUTIONAL CAPITAL SHARES

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                              YEAR ENDED
                                   JANUARY 31,
                                  1998 1997(A)
 NET ASSET VALUE, BEGINNING OF PERIOD                                           $ 1.00      $ 1.00
 INCOME FROM INVESTMENT OPERATIONS
   Net investment income                                                          0.05        0.05
 LESS DISTRIBUTIONS
   Distributions from net investment income                                     (0.05)      (0.05)
 NET ASSET VALUE, END OF PERIOD                                                 $ 1.00      $ 1.00
 TOTAL RETURN(B)                                                                 5.55%       5.26%
 RATIOS TO AVERAGE NET ASSETS
   Expenses                                                                      0.27%       0.28%
   Net investment income                                                         5.61%       5.17%
   Expense waiver/reimbursement(c)                                               0.32%       0.31%
 SUPPLEMENTAL DATA
   Net assets, end of period (000 omitted)                                     $67,064     $20,006

(a) Reflects operations for the period from February 1, 1996 (date of initial public offering) to January 31, 1997.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

FINANCIAL HIGHLIGHTS--INSTITUTIONAL SHARES

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                              YEAR ENDED JANUARY 31,
                                                 1998     1997      1996       1995      1994(A)
 NET ASSET VALUE, BEGINNING OF PERIOD            $ 1.00   $ 1.00     $ 1.00      $ 1.00     $ 1.00
 INCOME FROM INVESTMENT OPERATIONS
   Net investment income                           0.06     0.05       0.06        0.04       0.03
 LESS DISTRIBUTIONS
   Distributions from net investment income      (0.06)   (0.05)     (0.06)      (0.04)     (0.03)
 NET ASSET VALUE, END OF PERIOD                  $ 1.00   $ 1.00     $ 1.00      $ 1.00     $ 1.00
 TOTAL RETURN(B)                                  5.68%    5.41%      6.10%       4.51%      3.21%
 RATIOS TO AVERAGE NET ASSETS
   Expenses                                       0.14%    0.16%      0.17%       0.09%     0.07%*
   Net investment income                          5.59%    5.29%      5.93%       4.20%     3.23%*
   Expense waiver/reimbursement(c)                0.18%    0.15%      0.08%       0.16%     0.29%*
 SUPPLEMENTAL DATA
   Net assets, end of period (000 omitted)     $865,742 $387,994 $2,754,390  $1,470,317 $3,981,184

* Computed on an annualized basis.

(a) Reflects operations for the period from February 8, 1993 (date of initial public investment) to January 31, 1994.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

PORTFOLIO OF INVESTMENTS
PRIME VALUE OBLIGATIONS FUND

JANUARY 31, 1998

      PRINCIPAL
       AMOUNT                                                                           VALUE

 SHORT-TERM NOTES--10.0%
 BANKING--6.8%
 $         28,000,000 Bank of Boston, Connecticut, 5.840%, 6/1/1998 - 6/16/1998    $     28,000,000
           20,000,000 Goldman Sachs L.P., 5.600%, 4/27/1998                              20,000,000
           10,000,000 SALTS II Cayman Island Corp., (Bankers Trust Int'l., PLC           10,000,000
                      Swap Agreement) 6.038%, 6/18/1998
           12,000,000 SALTS II Cayman Islands Corp., (Bankers Trust Int'l., PLC          12,000,000
                      Swap Agreement) 5.988%, 3/19/1998
           15,000,000 SALTS III Cayman Island Corp., (Bankers Trust Int'l., PLC          15,000,000
                      Swap Agreement), 5.725%,7/23/1998
                          TOTAL                                                          85,000,000
 FINANCE - AUTOMOTIVE--1.2%
            1,053,142 Chase Manhattan Auto Owner Trust 1997-B, 5.744%, 7/10/1998
           1,053,142 13,452,254 MMCA Auto Owner Trust 1997-1, 5.630%, 11/15/1998
           13,449,963
                          TOTAL                                                          14,503,105
 FINANCE - COMMERCIAL--0.4%
            5,000,000 (b)Triangle Funding Ltd., 5.594%, 11/16/1998                        5,000,000
 FINANCE - EQUIPMENT--0.7%
            7,441,351 Copelco Capital Funding Corp. X 1997-A, 5.809%, 7/20/1998           7,441,351
            1,470,956 Heller Equipment Asset Receivables Trust 1997-1, 5.733%,            1,471,212
                      9/25/1998
                          TOTAL                                                           8,912,563
 INSURANCE--0.9%
            4,154,734 Arcadia Automobile Receivables Trust 1997-C, (FSA Gtd.)             4,154,734
                      5.650%, 9/15/1998
            7,781,258 ContiMortgage Home Equity Loan Trust 1997-5, (MBIA Gtd.)            7,781,258
                      5.906%, 1/15/1999
                          TOTAL                                                          11,935,992
                          TOTAL SHORT-TERM NOTES                                        125,351,660
 CERTIFICATES OF DEPOSIT--5.2%
 BANKING--5.2%
           10,000,000 Crestar Bank of Virginia, Richmond, 5.720%, 2/23/1998              10,000,119
            8,000,000 MBNA America Bank, N.A., 5.870%, 3/2/1998                           8,000,000
           47,000,000 Societe Generale, Paris, 5.920% - 5.970%, 7/16/1998 -              46,988,423
                      10/15/1998
                          TOTAL CERTIFICATES OF DEPOSIT                                  64,988,542
 (A)COMMERCIAL PAPER--51.1%
 BANKING--10.8%
            5,000,000 ABN AMRO Bank N.V., Amsterdam, 5.687%, 2/5/1998                     4,996,928

PRIME VALUE OBLIGATIONS FUND

      PRINCIPAL
       AMOUNT                                                                           VALUE

 (A)COMMERCIAL PAPER--CONTINUED
 BANKING--CONTINUED
 $          5,000,000 Abbey National N.A. Corp., (Guaranteed by Abbey National     $      4,981,500
                      Bank PLC, London), 5.708%, 2/25/1998
           35,000,000 Aspen Funding Corp., (Supported by Deutsche Bank,
                      AG/MBIA), 34,338,042 5.835% - 5.855%, 3/6/1998 - 6/16/1998
           23,000,000 Cregem North America, Inc., (Guaranteed by Credit Communal
                      22,765,369 de Belgique, Brussles), 5.584% - 5.762%,
                      2/19/1998 - 4/16/1998
            2,000,000 Den Danske Corp., Inc., (Guaranteed by Den Danske Bank              1,991,976
                      A/S), 5.716%, 2/27/1998
           20,000,000 Glencore Finance (Bermuda) Ltd., (ABN AMRO Bank N.V.,              19,733,556
                      Amsterdam LOC), 5.525%, 4/30/1998
           35,000,000 J.P. Morgan & Co., Inc., 5.608%, 4/6/1998                          34,655,911
            5,000,000 Lloyds Bank PLC, London, 5.709%, 3/3/1998                           4,976,875
            8,000,000 Svenska Handelsbanken, Inc., (Guaranteed by Svenska                 7,968,538
                      Handelsbanken, Stockholm), 5.700% - 5.740%, 2/2/1998 -
                      3/13/1998
                          TOTAL                                                         136,408,695
 BROKERAGE--7.6%
           25,000,000 Merrill Lynch & Co., Inc., 5.514%, 4/21/1998                       24,701,556
           72,000,000 Morgan Stanley Group, Inc., 5.526% - 5.854%, 3/11/1998 -           71,209,353
                      4/27/1998
                          TOTAL                                                          95,910,909
 FINANCE - AUTOMOTIVE--1.6%
           20,000,000 Ford Motor Credit Corp., 5.568%, 4/10/1998                         19,792,600
 FINANCE - COMMERCIAL--20.5%
           15,000,000 Alpha Finance Corp., Ltd., 5.712% - 5.742%, 2/13/1998 -            14,951,008
                      3/12/1998
           18,000,000 Asset Securitization Cooperative Corp., 5.809% - 5.841%,           17,887,856
                      3/9/1998 - 3/16/1998
           16,000,000 Beta Finance, Inc., 5.708% - 5.741%, 2/17/1998 - 3/12/1998
           15,924,750 40,000,000 CIESCO, L.P., 5.556%, 4/9/1998 39,592,044
           38,000,000 CIT Group Holdings, Inc., 5.586% - 5.654%, 4/3/1998 -
           37,631,578
                      4/6/1998
            8,000,000 Falcon Asset Securitization Corp., 5.687%, 2/18/1998                7,979,109
           20,000,000 General Electric Capital Corp., 5.709% - 5.743%, 3/2/1998 -        19,856,092
                      4/6/1998
           68,987,000 Greenwich Funding Corp., 5.566% - 5.652%, 4/1/1998 -               68,054,461
                      7/1/1998
           13,000,000 Receivables Capital Corp., 5.520% - 5.776%, 2/12/1998 -            12,976,442
                      2/13/1998
           22,750,000 Sheffield Receivables Corp., 5.577%, 2/6/1998                      22,732,464
                          TOTAL                                                         257,585,804
 FINANCE - EQUIPMENT--0.5%
            6,800,000 Comdisco, Inc., 5.664% - 6.100%, 3/13/1998 - 4/10/1998              6,731,982
 FINANCE - RETAIL--5.9%
           75,000,000 New Center Asset Trust, A1+/P1 Series, 5.566% - 5.642%,            74,266,644
                      4/3/1998 - 4/8/1998

PRIME VALUE OBLIGATIONS FUND

      PRINCIPAL
       AMOUNT                                                                           VALUE

 (A)COMMERCIAL PAPER--CONTINUED
 INDUSTRIAL PRODUCTS--1.2%
 $         15,600,000 Praxair, Inc., 5.659% - 5.939%, 3/20/1998 - 4/14/1998        $     15,475,924
 INSURANCE--1.0%
           12,800,000 CNA Financial Corp., 6.021%, 3/19/1998                             12,703,012
 MACHINERY, EQUIPMENT, AUTO--0.6%
            7,000,000 Eaton Corp., 5.709%, 2/2/1998                                       6,998,921
 OIL & OIL FINANCE--1.4%
           17,400,000 Occidental Petroleum Corp., 5.725%, 2/2/1998                       17,397,235
                          TOTAL COMMERCIAL PAPER                                        643,271,726
 (C)NOTES - VARIABLE--23.8%
 BANKING--18.0%
            9,675,000 500 South Front St. L.P., Series A, (Huntington National            9,675,000
                      Bank, Columbus, OH LOC), 5.580%, 2/5/1998
            6,235,000 500 South Front St. L.P., Series B, (Huntington National            6,235,000
                      Bank, Columbus, OH LOC), 5.580%, 2/5/1998
            1,557,500 Alabama State IDA, (Nichols Research Corp.), (SouthTrust            1,557,500
                      Bank of Alabama, Birmingham LOC), 5.700%, 2/6/1998
            3,000,000 American Seaway Foods, Inc., (KeyBank, N.A. LOC), 5.620%,           3,000,000
                      2/6/1998
            4,900,000 Associated Materials, Inc., (KeyBank, N.A. LOC), 5.620%,            4,900,000
                      2/6/1998
            1,895,000 Athens-Clarke County, GA IDA, Barrett Project (Series               1,895,000
                      1995), (Columbus Bank and Trust Co., GA LOC), 5.750%,
                      2/5/1998
           20,000,000 Bankers Trust New York Corp., 5.790%, 2/6/1998                     20,000,000
           16,900,000 Beverly California Corp., (PNC Bank, N.A. LOC), 5.601%,            16,900,000
                      2/2/1998
           17,300,000 Beverly Hills Nursing Center, Inc., Medilodge Project              17,300,000
                      Series 1996, (KeyBank, N.A. LOC), 5.630%, 2/5/1998
            3,240,000 Birmingham, AL IDB, MRS. STRATTONS SALADS, INC., 5.700%,            3,240,000
                      2/6/1998
            2,145,000 Bissett, William K. and Sheryl B., Multi-Option Adjustable          2,145,000
                      Rate Notes, (Huntington National Bank, Columbus, OH LOC),
                      5.580%, 2/5/1998
              800,000 Carmel, IN, Telamon Corp. Series 1996-C, (Huntington                  800,000
                      National Bank, Columbus, OH LOC), 5.680%, 2/5/1998
            1,000,000 Carmel, IN, Telamon Corp. Series A, (Huntington National            1,000,000
                      Bank, Columbus, OH LOC), 5.680%, 2/5/1998
            1,100,000 Carmel, IN, Telamon Corp. Series B, (Huntington National            1,100,000
                      Bank, Columbus, OH LOC), 5.680%, 2/5/1998
            2,000,000 Chestnut Hills Apartments, Ltd., (Huntington National Bank,         2,000,000
                      Columbus, OH LOC), 5.630%, 2/5/1998
            8,400,000 Cloquet, MN, Series 1996-B Potlach Corp., (Credit Suisse            8,400,000
                      First Boston LOC), 5.650%, 2/4/1998

PRIME VALUE OBLIGATIONS FUND

      PRINCIPAL
       AMOUNT                                                                           VALUE

 (C)NOTES - VARIABLE--CONTINUED
 BANKING--CONTINUED
 $          5,478,000 Congregate Care Corp., (Union Bank of California LOC),       $      5,478,000
                      5.820%, 2/4/1998
            1,355,000 Continental Commercial Properties, (Huntington National             1,355,000
                      Bank, Columbus, OH LOC), 5.580%, 2/5/1998
            2,140,000 Continental Downtown Properties, (Huntington National Bank,         2,140,000
                      Columbus, OH LOC), 5.580%, 2/5/1998
            6,000,000 Dellridge Care Center Limited Partnership, Series 1997,             6,000,000
                      (First National Bank of Maryland, Baltimore LOC), 5.660%,
                      2/4/1998
            2,100,000 Hill Dental Co, Inc., (SouthTrust Bank of Alabama,                  2,100,000
                      Birmingham LOC), 5.700%, 2/6/1998
            9,810,000 International Processing Corp., (Bank One, Kentucky LOC),           9,810,000
                      5.630%, 2/5/1998
            2,500,000 Jeffersonville, IN, Series 1997-B Wayne Steel, Inc., (Bank          2,500,000
                      One, Ohio, N.A. LOC), 5.580%, 2/5/1998
            6,200,000 Kenny, Donald R. and Cheryl A., Series 1997, (Star Bank,            6,200,000
                      N.A., Cincinnati LOC), 5.630%, 2/5/1998
            4,000,000 Lake Sherwood Senior Living Center, LLC, (Union Planters            4,000,000
                      NB, Memphis, TN LOC), 5.880%, 2/5/1998
            2,000,000 (b)Liquid Asset Backed Securities Trust, Series 1996-3,             2,000,000
                      (Westdeutsche Landesbank Girozentrale Swap Agreement),
                      5.614%, 2/17/1998
           13,969,159 (b)Liquid Asset Backed Securities Trust, Series 1997-1,            13,969,159
                      (Westdeutsche Landesbank Girozentrale Swap Agreement),
                      5.594%, 2/17/1998
            5,000,000 Long Lane Master Trust III, Series 1997-C, 5.780%,                  5,000,000
                      2/28/1998
            4,100,000 Melberger, Clifford K. and Ruth B., (PNC Bank, N.A. LOC),           4,100,000
                      5.601%, 2/2/1998
            6,860,000 Pine Ridge Associates, LTD., (Mellon Bank N.A., Pittsburgh          6,860,000
                      LOC), 5.600%, 2/4/1998
            3,000,000 Poly Foam International, Inc., (National City Bank,                 3,000,000
                      Cleveland, OH LOC), 5.550%, 2/5/1998
            8,500,000 Rubloff-Rockford, LLC, Series 1997, (First of America Bank          8,500,000
                      - Illinois LOC), 5.750%, 2/4/1998
           17,900,000 Scranton Times, L.P., Series 1997, (PNC Bank, N.A. LOC),           17,900,000
                      5.601%, 2/2/1998
            2,880,000 Solon, OH, Schneps, (Bank One, Ohio, N.A. LOC), 5.580%,             2,880,000
                      2/5/1998
              895,000 Southeast Regional Holdings, LLC, Series 1995-A, (Columbus            895,000
                      Bank and Trust Co., GA LOC), 5.830%, 2/5/1998
            9,600,000 Southern Coil Processing, Inc. Notes, (Amsouth Bank N.A.,           9,600,000
                      Birmingham LOC), 5.670%, 2/5/1998
            1,720,000 Team Rahal of Mechanicsburg, Inc., Series 1997, (Huntington         1,720,000
                      National Bank, Columbus, OH LOC), 5.580%, 2/5/1998
            1,880,000 Team Rahal, Inc., Series 1997, (Huntington National Bank,           1,880,000
                      Columbus, OH LOC), 5.580%, 2/5/1998
            1,668,000 Vista Funding Corp., Series 1995-A, (Star Bank, N.A.,               1,668,000
                      Cincinnati LOC), 5.580%, 2/5/1998
            6,040,000 Westcourt, (Bank One, Texas N.A. LOC), 5.630%, 2/5/1998             6,040,000
                          TOTAL                                                         225,742,659
 FINANCE - EQUIPMENT--0.8%
           10,600,000 Comdisco, Inc., 5.975%, 2/24/1998                                  10,600,000

PRIME VALUE OBLIGATIONS FUND

      PRINCIPAL
       AMOUNT                                                                           VALUE

 (C)NOTES - VARIABLE--CONTINUED
 FINANCE - RETAIL--1.7%
 $          2,000,000 AFS Insurance Premium Receivables Trust, (Series 1994-A),    $      2,000,000
                      6.150%, 2/17/1998
           20,000,000 Associates Corp. of North America, 5.730%, 1/30/1998               19,991,059
                          TOTAL                                                          21,991,059
 INSURANCE--3.3%
            5,000,000 Jackson National Life Insurance Co., 5.699%, 2/1/1998               5,000,000
           10,000,000 Jackson National Life Insurance Co., 5.840%, 2/28/1998             10,000,000
           26,411,629 (b)Liquid Asset Backed Securities Trust, Series 1997-3             26,411,629
                      Senior Notes, (Guaranteed by AMBAC), 5.876%, 3/27/1998
                          TOTAL                                                          41,411,629
                          TOTAL NOTES--VARIABLE                                         299,745,347
 LOAN PARTICIPATION--0.8%
 FINANCE - EQUIPMENT--0.8%
           10,000,000 Pitney Bowes Credit Corp., 5.605%, 2/10/1998                        9,986,050
 SHORT-TERM MUNICIPAL--0.1%
              970,000 Colorado Health Facilities Authority, Series B, (Bank One,            970,000
                      Colorado LOC), 5.630%, 12/1/1998
 (D)REPURCHASE AGREEMENTS--10.7%
           40,000,000 Bear, Stearns and Co., 5.650%, dated 1/30/1998, due                40,000,000
                      2/2/1998
           15,000,000 Chase Government Securities, Inc., 5.550%, dated 1/27/1998,        15,000,000
                      due 4/6/1998
           15,000,000 Fuji Government Securities, Inc., 5.620%, dated 1/30/1998,         15,000,000
                      due 2/2/1998
           40,000,000 Goldman Sachs Group, LP, 5.650%, dated 1/30/1998, due              40,000,000
                      2/2/1998
           24,000,000 Societe Generale, New York, 5.600%, dated 1/30/1998, due           24,000,000
                      2/2/1998
                          TOTAL REPURCHASE AGREEMENTS                                   134,000,000
                          TOTAL INVESTMENTS (AT AMORTIZED COST)(E)                  $ 1,278,313,325

(a) Each issue shows the rate of discount at the time of purchase for discount issues, or the coupon for interest bearing issues.

(b) Denotes a restricted security which is subject to restrictions on resale under federal securities laws. At January 31, 1998, these securities amounted to $47,380,788 which represents 3.8% of net assets.

(c) Current rate and next reset date shown.

(d) The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investments in the repurchase agreements are through participation in joint accounts with other Federated funds.

(e) Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($1,258,195,953) at January 31, 1998.

The following acronyms are used throughout this portfolio:

AMBAC --American Municipal Bond Assurance Corporation FSA --Financial Security Assurance IDA --Industrial Development Authority IDB --Industrial Development Bond LLC --Limited Liability Corporation LOC --Letter of Credit LP --Limited Partnership MBIA --Municipal Bond Investors Assurance PLC --Public Limited
Company      (See Notes which are an integral part of the Financial Statements)

STATEMENT OF ASSETS AND LIABILITIES
PRIME VALUE OBLIGATIONS FUND

JANUARY 31, 1998

 ASSETS:
 Investments in repurchase agreements                              $   134,000,000
 Investments in securities                                           1,144,313,325
   Total investments in securities, at amortized cost and value                     $ 1,278,313,325
 Cash                                                                                       274,674
 Income receivable                                                                        4,843,248
 Receivable for shares sold                                                                  21,028
   Total assets                                                                       1,283,452,275
 LIABILITIES:
 Payable for investments purchased                                 $    20,000,000
 Payable for shares redeemed                                             3,564,922
 Income distribution payable                                             1,584,808
 Accrued expenses                                                          106,592
   Total liabilities                                                                     25,256,322
 Net Assets for 1,258,195,953 shares outstanding                                    $ 1,258,195,953
 NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER
 SHARE:
 INSTITUTIONAL SHARES:
 $865,742,169 / 865,742,169 shares outstanding                                                $1.00
 INSTITUTIONAL SERVICE SHARES:
 $325,389,771 / 325,389,771 shares outstanding                                                $1.00
 INSTITUTIONAL CAPITAL SHARES:
 $67,064,013 / 67,064,013 shares outstanding                                                  $1.00

(See Notes which are an integral part of the Financial Statements)

STATEMENT OF OPERATIONS
PRIME VALUE OBLIGATIONS FUND

YEAR ENDED JANUARY 31, 1998

 INVESTMENT INCOME:
 Interest                                                                              $ 52,156,915
 EXPENSES:
 Investment advisory fee                                                $   1,821,778
 Administrative personnel and services fee                                    687,478
 Custodian fees                                                                80,171
 Transfer and dividend disbursing agent fees and                               17,537
 expenses
 Directors'/Trustees' fees                                                      6,129
 Auditing fees                                                                 14,294
 Legal fees                                                                     3,697
 Portfolio accounting fees                                                    141,580
 Shareholder services fee--Institutional Service                              379,108
 Shares
 Shareholder services fee--Institutional Capital                               66,766
 Shares
 Share registration costs                                                      46,162
 Printing and postage                                                          25,174
 Insurance premiums                                                             9,127
 Taxes                                                                            688
 Miscellaneous                                                                 38,771
   Total expenses                                                           3,338,460
 Waivers--
   Waiver of investment advisory fee                    $ (1,553,105)
   Waiver of administrative personnel and services fee       (44,021)
   Waiver of custodian fees                                   (2,485)
   Waiver of transfer and dividend disbursing agent           (1,584)
 fees and expenses
   Waiver of portfolio accounting fees                       (29,739)
   Waiver of shareholder services fee--Institutional         (40,060)
 Capital Shares
     Total waivers                                                        (1,670,994)
       Net expenses                                                                       1,667,466
         Net investment income                                                         $ 50,489,449

(See Notes which are an integral part of the Financial Statements)

STATEMENT OF CHANGES IN NET ASSETS
PRIME VALUE OBLIGATIONS FUND

                             YEAR ENDED JANUARY 31,
                                    1998 1997
 INCREASE (DECREASE) IN NET ASSETS:
 OPERATIONS--
 Net investment income                                       $       50,489,449  $       57,298,613
 Net realized gain (loss) on investments                                     --         (1,090,952)
   Change in net assets resulting from operations                    50,489,449          56,207,661
 DISTRIBUTIONS TO SHAREHOLDERS--
 Distributions from net investment income
   Institutional Shares                                            (40,931,344)        (56,210,350)
   Institutional Service Shares                                     (8,059,884)         (1,082,127)
   Institutional Capital Shares                                     (1,498,221)             (6,136)
     Change in net assets resulting from distributions to          (50,489,449)        (57,298,613)
 shareholders
 CAPITAL CONTRIBUTION                                                        --           1,330,378
 SHARE TRANSACTIONS--
 Proceeds from sale of shares                                    15,976,645,016      19,361,183,773
 Net asset value of shares issued to shareholders in                 33,029,994          26,082,775
 payment of distributions declared
 Cost of shares redeemed                                       (15,177,894,329)    (21,735,853,130)
   Change in net assets resulting from share transactions           831,780,681     (2,348,586,582)
     Change in net assets                                           831,780,681     (2,348,347,156)
 NET ASSETS:
 Beginning of period                                                426,415,272       2,774,762,428
 End of period                                               $    1,258,195,953  $      426,415,272

(See Notes which are an integral part of the Financial Statements)

NOTES TO FINANCIAL STATEMENTS
PRIME VALUE OBLIGATIONS FUND

JANUARY 31, 1998

ORGANIZATION

Money Market Obligations Trust II (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of three portfolios. The financial statements included herein are only those of Prime Value Obligations Fund (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide a high level of current income consistent with stability of principal and liquidity.

The Fund offers three classes of shares: Institutional Shares, Institutional Service Shares, and Institutional Capital Shares.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

REPURCHASE AGREEMENTS

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.

INVESTMENT INCOME, EXPENSES, AND DISTRIBUTIONS

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

FEDERAL TAXES

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

RESTRICTED SECURITIES

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7
under the Investment Company Act of 1940.     Additional information on each
restricted security held at January 31, 1998 is as follows:

                                             ACQUISITION        ACQUISITION
SECURITY                                        DATE                COST
 Liquid Asset Backed Securities Trust,        9/12/1997         $ 2,000,000
 Series 1996-3
 Liquid Asset Backed Securities Trust,        2/19/1997          13,969,159
 Series 1997-1
 Liquid Asset Backed Securities Trust,        6/27/1997          26,411,629
 Series 1997-3
 Triangle Funding Ltd.                       10/16/1997           5,000,000

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER

Investment transactions are accounted for on the trade date.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust Permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest ($0.001 par value) for each class of shares.

Transactions in shares were as follows:

                                                                        YEAR ENDED JANUARY 31,
 INSTITUTIONAL SHARES                                                    1998            1997
 Shares sold                                                        13,256,360,968   19,036,179,355
 Shares issued to shareholders in payment of distributions              26,084,298       26,074,950
 declared
 Shares redeemed                                                   (12,804,697,557)(21,428,886,085)
   Net change resulting from Institutional Share transactions          477,747,709  (2,366,631,780)
                                                                        YEAR ENDED JANUARY 31,
 INSTITUTIONAL SERVICE SHARES                                            1998            1997
 Shares sold                                                         1,999,938,515      305,004,232
 Shares issued to shareholders in payment of distributions               5,524,975            2,107
 declared
 Shares redeemed                                                   (1,698,488,527)    (306,966,945)
   Net change resulting from Institutional Service Share               306,974,963      (1,960,606)
 transactions
                                                                        YEAR ENDED JANUARY 31,
 INSTITUTIONAL CAPITAL SHARES                                            1998            1997
 Shares sold                                                           720,345,533       20,000,186
 Shares issued to shareholders in payment of distributions               1,420,721            5,718
 declared
 Shares redeemed                                                     (674,708,245)               --
   Net change resulting from Institutional Capital Share                47,058,009       20,005,904
 transactions
                                                                        YEAR ENDED JANUARY 31,
 CLASS C SHARES                                                        1998(a)           1997
 Shares sold                                                                    --               --
 Shares issued to shareholders in payment of distributions                      --               --
 declared
 Shares redeemed                                                                --            (100)
   Net change resulting from Class C Share transactions                         --            (100)
     Net change resulting from share transactions                      831,780,681  (2,348,586,582)

(a) As of November 15, 1996, the Fund's Class C Shares were no longer operational.

INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE

Federated Management, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.20% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

CAPITAL CONTRIBUTION

Lehman Brothers Global Asset Management, the Fund's former adviser, made a capital contribution to the Fund, during the period ended November 15, 1996, of an amount equal to the accumulated net realized loss on investments balance
carried by the Fund.      These transactions resulted in a permanent book and
tax difference. As such, the paid-in-capital and accumulated net realized gain/loss accounts have been adjusted accordingly. This adjustment did not affect net investment income, net realized gains/losses, or net assets.

ADMINISTRATIVE FEE

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

SHAREHOLDER SERVICES FEE

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Fund will pay FSS up to 0.25% of average daily net assets of the Fund shares for the period. There is no intention of paying or accruing the Shareholder Services Fee for the Institutional Shares. The fee paid to FSS is used to finance certain services for shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive any portion of its fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES

FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

INTERFUND TRANSACTIONS

During the period ended January 31, 1998, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions were made at current market value pursuant to Rule 17a-7 under the Act amounting to $423,872,000 and $349,618,000,
respectively.      GENERAL

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

To the Shareholders and Trustees of PRIME VALUE OBLIGATIONS FUND:     We have
audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Prime Value Obligations Fund, a portfolio of Money Market Obligations Trust II, as of January 31, 1998, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of January 31, 1998, by correspondence with the custodian and brokers or other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Prime Value Obligations Fund at January 31, 1998, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and financial highlights for each of the periods indicated therein, in conformity with generally accepted accounting principles.

ERNST & YOUNG LLP
Pittsburgh, Pennsylvania
March 13, 1998

[Graphic]
Prime Value Obligations Fund
(A Portfolio of Money Market Obligations Trust II)
Institutional Service Shares
PROSPECTUS

MARCH 31, 1998

A Portfolio of Money Market Obligations Trust II, an Open-End Management Investment Company

PRIME VALUE OBLIGATIONS FUND INSTITUTIONAL SERVICE SHARES Federated Investors Funds 5800 Corporate Drive Pittsburgh, PA 15237-7000

DISTRIBUTOR
Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

INVESTMENT ADVISER
Federated Management
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

CUSTODIAN
State Street Bank and Trust Company
P.O. Box 8600
Boston, MA 02266-8600

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

INDEPENDENT AUDITORS
Ernst & Young LLP
One Oxford Centre
Pittsburgh, PA 15219

Federated Securities Corp., Distributor
1-800-341-7400
www.federatedinvestors.com

Cusip 608912804

G01881-02-SS (3/98)

[Graphic]



Prime Value Obligations Fund

(A Portfolio of Money Market Obligations Trust II)

Institutional Capital Shares

PROSPECTUS

The Institutional Capital Shares of Prime Value Obligations Fund (the "Fund") offered by this prospectus represent interests in a portfolio of Money Market Obligations Trust II (the "Trust"), an open-end management investment company (a mutual fund). The Fund invests in short-term money market securities to achieve
current income consistent with stability of principal and liquidity.      THE
SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT ENDORSED OR GUARANTEED BY ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THESE SHARES INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL. THE FUND ATTEMPTS TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE; THERE CAN BE NO ASSURANCE THAT THE FUND WILL BE ABLE TO DO SO.

This prospectus contains the information you should read and know before you invest in the Fund. Keep this prospectus for future reference.

The Fund has also filed a Statement of Additional Information dated March 31, 1998, with the Securities and Exchange Commission ("SEC"). The information contained in the Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Statement of Additional Information or a paper copy of this prospectus, if you have received your prospectus electronically, free of charge by calling 1-800-341-7400. To obtain other information, or make inquiries about the Fund, contact the Fund at the address listed in the back of this prospectus. The Statement of Additional Information, material incorporated by reference into this document, and other information regarding the Fund is maintained electronically with the SEC at
Internet Web site (http://www.sec.gov).      THESE SECURITIES HAVE NOT BEEN
APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
Prospectus dated March 31, 1998      TABLE OF CONTENTS

 Summary of Fund Expenses 1 Financial Highlights--Institutional Capital Shares 2 General Information 3 Investment Information 3 Investment Objective 3 Investment Policies 3 Investment Risks 5 Investment Limitations 5 Fund Information 6 Management of the Fund 6 Distribution of Institutional Capital Shares 6 Administration of the Fund 7 Net Asset Value 7 How to PurchaseShares 7 Purchasing Shares by Wire 7 Purchasing Shares by Check 8 Invest-by-Phone 8 How to Redeem Shares 8 Redeeming Shares by Telephone 8 Redeeming Shares by Mail 8 Account and Share Information 9 Dividends 9 Capital Gains 9 Account Activity 9 Accounts with Low Balances 9 Voting Rights 9 Tax Information 9 Federal Income Tax 9 State and Local Taxes 9 Other Classes of Shares 9 Performance Information 10 Financial Highlights--Institutional Service Shares 11 Financial Highlights--Institutional Shares 12 Financial Statements 13 Report of Ernst & Young LLP, Independent Auditors 26

SUMMARY OF FUND EXPENSES

                         INSTITUTIONAL CAPITAL SHARES
                       SHAREHOLDER TRANSACTION EXPENSES
        Maximum Sales Charge Imposed on Purchases (as a percentage of offering price) None Maximum Sales Charge Imposed on Reinvested Dividends (as a
percentage of offering price) None Contingent Deferred Sales Charge (as a percentage of original purchase price or redemption
   proceeds, as applicable)                                                                     None
Redemption Fee (as a percentage of amount redeemed, if applicable)                              None
Exchange Fee                                                                                    None
                          ANNUAL OPERATING EXPENSES
                   (As a percentage of average net assets)
Management Fee (after waiver)(1)                                                               0.03%
12b-1 Fee                                                                                       None
Total Other Expenses                                                                           0.27%
    Shareholder Services Fee (after waiver)(2)                                          0.10%
Total Operating Expenses(3)                                                                    0.30%

(1) The management fee has been reduced to reflect the voluntary waiver of a portion of the management fee. The adviser can terminate this voluntary waiver at any time at its sole discretion. The maximum management fee is 0.20%.

(2) The shareholder services fee has been reduced to reflect the voluntary waiver of a portion of the shareholder services fee. The shareholder service provider can terminate this voluntary waiver at any time at its sole discretion. The maximum shareholder services fee is 0.25%

(3) The total operating expenses in the table above are based on expenses expected during the fiscal year ending January 31, 1999. The total Institutional Capital Shares operating expenses were 0.27% for fiscal year ended January 31, 1998 and would have been 0.59% absent the voluntary waivers of portions of the management fee, shareholder services fee and certain other operating expenses.

The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of the Institutional Capital Shares of the Fund will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see "Fund Information." Wire-transferred redemptions of less than $5,000 may be subject to additional fees.

EXAMPLE
You would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.

1 Year                                        $ 3
3 Years                                       $10
5 Years                                       $17
10 Years                                      $38

THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

FINANCIAL HIGHLIGHTS--INSTITUTIONAL CAPITAL SHARES

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Reference is made to the Report of Ernst & Young LLP, Independent Auditors on page 26.

                                   YEAR ENDED
                                   JANUARY 31,
                                  1998 1997(A)
 NET ASSET VALUE, BEGINNING OF PERIOD                                $ 1.00      $ 1.00
 INCOME FROM INVESTMENT OPERATIONS
   Net investment income                                               0.05        0.05
 LESS DISTRIBUTIONS
   Distributions from net investment income                           (0.05)      (0.05)
 NET ASSET VALUE, END OF PERIOD                                      $ 1.00      $ 1.00
 TOTAL RETURN(B)                                                       5.55%       5.26%
 RATIOS TO AVERAGE NET ASSETS
   Expenses                                                            0.27%       0.28%
   Net investment income                                               5.61%       5.17%
   Expense waiver/reimbursement(c)                                     0.32%       0.31%
 SUPPLEMENTAL DATA
   Net assets, end of period (000 omitted)                          $67,064     $20,006

(a) Reflects operations for the period from February 1, 1996 (date of initial public offering) to January 31, 1997.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

GENERAL INFORMATION

The Trust was established as a Massachusetts business trust under a Declaration of Trust dated November 16, 1992. The Declaration of Trust permits the Trust to offer separate series of shares representing interests in separate portfolios of securities. The shares in any one portfolio may be offered in separate classes. With respect to this Fund, as of the date of this prospectus, the Board of Trustees (the "Trustees") has established three classes of shares known as Institutional Shares, Institutional Service Shares, and Institutional Capital Shares. This prospectus relates only to Institutional Capital Shares of the Fund, which are designed primarily for financial institutions, financial intermediaries, and institutional investors as a convenient means of accumulating an interest in a professionally managed portfolio investing in short-term money market securities. A minimum initial investment of $1,000,000
over a one-year period is required.      The Fund attempts to stabilize the
value of a share at $1.00. Shares are currently sold and redeemed at that price.

INVESTMENT INFORMATION

INVESTMENT OBJECTIVE

The investment objective of the Fund is current income consistent with stability of principal and liquidity. This investment objective may be changed by the Trustees without shareholder approval. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by complying with the diversification and other requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds, and by following
the investment policies described in this prospectus.      INVESTMENT POLICIES
    The Fund pursues its investment objective by investing in a portfolio of money market securities maturing in 13 months or less. The average maturity of the securities in the Fund's portfolio, computed on a dollar-weighted basis, will be 90 days or less. Unless indicated otherwise, the investment policies may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in these policies becomes effective.
ACCEPTABLE INVESTMENTS     The Fund invests in high-quality money market
instruments that are either rated in one of the two highest short-term rating categories by one or more nationally recognized statistical rating organizations ("NRSROs") or are of comparable quality to securities having such ratings. Examples of these instruments include, but are not limited to:
   * domestic issues of corporate debt obligations, including variable rate demand notes;
   * commercial paper (including Canadian Commercial Paper and Europaper); * certificates of deposit, demand and time deposits, bankers'
     acceptances, and other instruments of domestic and foreign banks and other deposit institutions ("Bank Instruments");
   * short-term credit facilities;
   * asset-backed securities;
   * obligations issued or guaranteed as to payment of principal and interest by the U.S. government or one of its agencies or instrumentalities;
   * other money market instruments; and
   * obligations issued by state and local government agencies.

The Fund invests only in instruments denominated and payable in U.S.
dollars.

  VARIABLE RATE DEMAND NOTES

  Variable rate demand notes are long-term debt instruments that have variable or floating interest rates and provide the Fund with the right to tender the security for repurchase at its stated principal amount plus accrued interest. Such securities typically bear interest at a rate that is intended to cause the securities to trade at par. The interest rate may float or be adjusted at regular intervals (ranging from daily to annually), and is normally based on a published interest rate or interest rate index. Most variable rate demand notes allow the Fund to demand the repurchase of the security on not more than seven days prior notice. Other notes only permit the Fund to tender the security at the time of each interest rate adjustment or at other fixed intervals. See "Demand Features." The Fund treats variable rate demand notes as maturing on the later of the date of the next interest rate adjustment or the date on which the Fund may next tender the security for repurchase.

  BANK INSTRUMENTS

  The Fund only invests in Bank Instruments either issued by an institution having capital, surplus, and undivided profits over $100 million, or insured by the Bank Insurance Fund or the Savings Association Insurance Fund. Bank Instruments may include Eurodollar Certificates of Deposit ("ECDs"), Yankee Certificates of Deposit ("Yankee CDs"), and Eurodollar Time Deposits ("ETDs"). The Fund will treat securities credit enhanced with a bank's letter of credit
  as Bank Instruments.      ASSET-BACKED SECURITIES

  Asset-backed securities are securities issued by special purpose entities whose primary assets consist of a pool of loans or accounts receivable. The securities may take the form of beneficial interests in special purpose trusts, limited partnership interests, or commercial paper or other debt securities issued by a special purpose corporation. Although the securities often have some form of credit or liquidity enhancement, payments on the securities depend predominantly upon collections of the loans and receivables held by the issuer.

  SHORT-TERM CREDIT FACILITIES

  The Fund may enter into, or acquire participations in, short-term borrowing arrangements with corporations, consisting of either a short-term revolving credit facility or a master note agreement payable upon demand. Under these arrangements, the borrower may reborrow funds during the term of the facility. The Fund treats any commitments to provide such advances as a standby commitment to purchase the borrower's notes.

REPURCHASE AGREEMENTS

Certain securities in which the Fund invests may be purchased pursuant to repurchase agreements. Repurchase agreements are arrangements in which banks, broker/dealers, and other recognized financial institutions sell securities to the Fund and agree at the time of sale to repurchase them at a mutually agreed-upon time and price. To the extent that the seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities.

REVERSE REPURCHASE AGREEMENTS

The Fund may also enter into reverse repurchase agreements. These transactions are similar to borrowing cash. In a reverse repurchase agreement, the Fund transfers possession of a portfolio instrument in return for a percentage of the instrument's market value in cash and agrees that on a stipulated date in the future the Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed-upon rate. The use of reverse repurchase agreements may enable the Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but does not ensure this result. However, liquid assets of the Fund, in a dollar amount sufficient to make payment for the securities to be purchased, are: segregated on the Fund's records at the trade date; marked to market daily; and maintained until
the transaction is settled.      RESTRICTED AND ILLIQUID SECURITIES     The Fund
may invest in restricted securities. Restricted securities are any securities in which the Fund may invest pursuant to its investment objective and policies, but which are subject to restrictions on resale under federal securities law. Under criteria established by the Trustees, certain restricted securities are determined to be liquid. To the extent that restricted securities are not determined to be liquid, the Fund will limit their purchase, together with other illiquid securities, including non-negotiable time deposits and repurchase agreements providing for settlement in more than seven days after notice to 10%
of its net assets.      CREDIT ENHANCEMENT

Certain of the Fund's acceptable investments may be credit-enhanced by a guaranty, letter of credit, or insurance. Any bankruptcy, receivership, default, or change in the credit quality of the party providing the credit enhancement will adversely affect the quality and marketability of the underlying security and could cause losses to the Fund and affect its share price.

DEMAND FEATURES

The Fund may acquire securities that are subject to puts and standby commitments ("demand features") to purchase the securities at their principal amount (usually with accrued interest) within a fixed period (usually seven days) following a demand by the Fund. The demand feature may be issued by the issuer of the underlying securities, a dealer in the securities, or by another third party, and may not be transferred separately from the underlying security. The Fund uses these arrangements to provide the Fund with liquidity and not to protect against changes in the market value of the underlying securities. The bankruptcy, receivership, or default by the issuer of the demand feature, or a default on the underlying security or other event that terminates the demand feature before its exercise, will adversely affect the liquidity of the underlying security. Demand features that are exercisable even after a payment default on the underlying security may be treated as a form of credit enhancement.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Fund may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices.

The Fund may dispose of a commitment prior to settlement if the adviser deems it appropriate to do so. In addition, the Fund may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Fund may realize short-term profits or losses upon the sale of such commitments.

LENDING OF PORTFOLIO SECURITIES

In order to generate additional income, the Fund may lend its portfolio securities on a short-term or long-term basis, or both, to broker/dealers, banks, or other institutional borrowers of securities. The Fund will only enter into loan arrangements with broker/dealers, banks, or other institutions which the adviser has determined are creditworthy under guidelines established by the Trustees and will receive collateral at all times equal to at least 100% of the value of the securities loaned. There is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price. In addition, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be
delayed pending court action.     INVESTING IN SECURITIES OF OTHER INVESTMENT
COMPANIES

The Fund may invest its assets in securities of other investment companies as an efficient means of carrying out its investment policies. It should be noted that investment companies incur certain expenses, such as management fees, and, therefore, any investment by the Fund in shares of other investment companies may be subject to such duplicate expenses.

INVESTMENT RISKS

ECDs, ETDs, Yankee CDs, Canadian Commercial Paper, and Europaper are subject to different risks than domestic obligations of domestic banks or corporations. Examples of these risks include international economic and political developments, foreign governmental restrictions that may adversely affect the payment of principal or interest, foreign withholding or other taxes on interest income, difficulties in obtaining or enforcing a judgment against the issuing entity, and the possible impact of interruptions in the flow of international currency transactions. Risks may also exist for ECDs, ETDs, and Yankee CDs because the banks issuing these instruments, or their domestic or foreign branches, are not necessarily subject to the same regulatory requirements that apply to domestic banks, such as reserve requirements, loan limitations, examinations, accounting, auditing, recordkeeping, and the public availability of information. These factors will be carefully considered by the Fund's adviser in selecting investments for the Fund.

INVESTMENT LIMITATIONS

The Fund may not:

   * borrow money, except that the Fund may (i) borrow money for temporary or emergency purposes (not for leveraging or investment) from banks, or subject to specific authorization by the SEC, from funds advised by the adviser or an affiliate of the adviser, and (ii) engage in reverse repurchase agreements, provided that (i) and (ii) in combination do not exceed one-third of the value of the Fund's total assets (including the amount borrowed) less liabilities (other than borrowings). The Fund may not mortgage, pledge, or hypothecate any assets except in connection with such borrowings and reverse repurchase agreements and then only in amounts not exceeding one-third of the value of the Fund's total assets at the time of such borrowing; or
   * purchase any securities which would cause 25% or more of the value of its total assets at the time of such purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, except that the Fund intends to invest 25% or more of the value of its total assets in obligations of issuers in the banking industry or in obligations, such as repurchase agreements, secured by such obligations, provided that there is no limitation with respect to investments in U.S. government securities or, in bank instruments issued or enhanced by approved banks. The above investment limitations cannot be changed without shareholder approval.


FUND INFORMATION

MANAGEMENT OF THE FUND

BOARD OF TRUSTEES

The Fund is managed by a Board of Trustees. The Trustees are responsible for managing the Fund's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. An Executive Committee of the Board of Trustees handles the Board's responsibilities between meetings of the Board.

INVESTMENT ADVISER

Investment decisions for the Fund are made by Federated Management, the Fund's investment adviser, subject to direction by the Trustees. The adviser continually conducts investment research and supervision for the Fund and is responsible for the purchase and sale of portfolio instruments.

  ADVISORY FEES

  The adviser receives an annual investment advisory fee equal to 0.20% of the Fund's average daily net assets. The adviser may voluntarily choose to waive a portion of its fee or reimburse other expenses of the Fund, but reserves the right to terminate such waiver or reimbursement at any time at its sole discretion.

  ADVISER'S BACKGROUND

  Federated Management, a Delaware business trust, organized on April 11, 1989, is a registered investment adviser under the Investment Advisers Act of 1940. It is a subsidiary of Federated Investors. All of the Class A (voting) shares of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, Chairman and Trustee of Federated Investors, Mr. Donahue's wife, and Mr. Donahue's son, J. Christopher Donahue, who is President and Trustee of
  Federated Investors.     Federated Management and other subsidiaries of
  Federated Investors serve as investment advisers to a number of investment companies and private accounts. Certain other subsidiaries also provide administrative services to a number of investment companies. With over $120 billion invested across more than 300 funds under management and/or administration by its subsidiaries, as of December 31, 1997, Federated Investors is one of the largest mutual fund investment managers in the United States. With more than 2,000 employees, Federated continues to be led by the management who founded the company in 1955. Federated funds are presently at work in and through approximately 4,000 financial institutions nationwide.

Both the Trust and the adviser have adopted strict codes of ethics governing the conduct of all employees who manage the Fund and its portfolio securities. These codes recognize that such persons owe a fiduciary duty to the Fund's shareholders and must place the interests of shareholders ahead of the employees' own interests. Among other things, the codes: require preclearance and periodic reporting of personal securities transactions; prohibit personal transactions in securities being purchased or sold, or being considered for purchase or sale, by the Fund; prohibit purchasing securities in initial public offerings; and prohibit taking profits on securities held for less than sixty days. Violations of the codes are subject to review by the Trustees, and could result in severe penalties.

DISTRIBUTION OF INSTITUTIONAL CAPITAL SHARES

Federated Securities Corp. is the principal distributor for Institutional Capital Shares of the Fund. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors.

SHAREHOLDER SERVICES

The Fund has entered into a Shareholder Services Agreement with Federated Shareholder Services, a subsidiary of Federated Investors, under which the Fund may make payments up to 0.25% of the average daily net asset value of its shares, computed at an annual rate, to obtain certain personal services for shareholders and to maintain shareholder accounts. From time to time and for such periods as deemed appropriate, the amount stated above may be reduced voluntarily. Under the Shareholder Services Agreement, Federated Shareholder Services will either perform shareholder services directly or will select financial institutions to perform shareholder services. Financial institutions will receive fees based upon shares owned by their clients or customers. The schedules of such fees and the basis upon which such fees will be paid will be determined from time to time by the Fund and Federated Shareholder Services.

SUPPLEMENTAL PAYMENTS TO FINANCIAL INSTITUTIONS

In addition to payments made pursuant to the Shareholder Services Agreement, Federated Securities Corp. and Federated Shareholder Services, from their own assets, may pay financial institutions supplemental fees for the performance of substantial sales services, distribution-related support services, or shareholder services. The support may include sponsoring sales, educational and training seminars for their employees, providing sales literature, and engineering computer software programs that emphasize the attributes of the Fund. Such assistance will be predicated upon the amount of shares the financial institution sells or may sell, and/or upon the type and nature of sales or marketing support furnished by the financial institution. Any payments made by the distributor may be reimbursed by the Fund's investment adviser or its
affiliates.     ADMINISTRATION OF THE FUND      ADMINISTRATIVE SERVICES

Federated Services Company, a subsidiary of Federated Investors, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund at an annual rate which relates to the average aggregate daily net assets of all funds advised by affiliates of Federated Investors specified below:
 MAXIMUM            AVERAGE AGGREGATE
   FEE               DAILY NET ASSETS
 0.150%         on the first $250 million
 0.125%          on the next $250 million
 0.100%          on the next $250 million
 0.075%    on assets in excess of $750 million

The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of shares. Federated Services Company may choose voluntarily to waive a portion of its fee.

NET ASSET VALUE

The Fund attempts to stabilize the net asset value of shares at $1.00 by valuing the portfolio securities using the amortized cost method. The net asset value per share is determined by subtracting liabilities attributable to Institutional Capital Shares from the value of Fund assets attributable to Institutional Capital Shares, and dividing the remainder by the number of Institutional Capital Shares outstanding. The Fund cannot guarantee that its net asset value will always remain at $1.00 per share.

The net asset value is determined at 12:00 noon, 3:00 p.m. (Eastern time), and as of the close of trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange, Monday through Friday, except on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

HOW TO PURCHASE SHARES

Shares are sold at their net asset value, without a sales charge, next determined after an order is received, on days on which the New York Stock Exchange is open for business. Shares may be purchased either by wire or by check. The Fund reserves the right to reject any purchase request.

To make a purchase, open an account by calling Federated Securities Corp. Information needed to establish the account will be taken by telephone. The minimum initial investment is $1,000,000. However, an account may be opened with a smaller amount as long as the minimum is reached within one year of opening the account. Financial institutions may impose different minimum investment requirements on their customers.

PURCHASING SHARES BY WIRE

Shares may be purchased by Federal Reserve wire by calling the Fund before 3:00 p.m. (Eastern time) to place an order. The order is considered received immediately. Payment by federal funds must be received before 3:00 p.m. (Eastern time) that day. Federal funds should be wired as follows: Federated Shareholder Services Company, c/o State Street Bank and Trust Company, Boston, MA;
Attention: EDGEWIRE; For Credit to: Prime Value Obligations Fund--Institutional Capital Shares; Fund Number (this number can be found on the account statement or by contacting the Fund); Group Number or Order Number; Nominee or Institution Name; and ABA Number 011000028. Shares cannot be purchased by wire on holidays when wire transfers are restricted. Questions on wire purchases should be directed to your shareholder services representative at the telephone number listed on your account statement.

PURCHASING SHARES BY CHECK

Shares may be purchased by sending a check to Federated Shareholder Services Company, P.O. Box 8600, Boston, MA 02266-8600. The check should be made payable to: Prime Value Obligations Fund--Institutional Capital Shares. Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received), and shares begin earning dividends the next day.

INVEST-BY-PHONE

Once an account has been opened, a shareholder may use invest-by-phone for investments if an authorization form has been filed with Federated Shareholder Services Company, the transfer agent for shares of the Fund. Approximately two weeks after sending the form to Federated Shareholder Services Company, the shareholder may call Federated Shareholder Services Company to purchase shares. Federated Shareholder Services Company will send a request for monies to the shareholder's commercial bank, savings bank, or credit union ("bank") via the Automated Clearing House. The shareholder's bank, which must be an Automated Clearing House member, will then forward the monies to Federated Shareholder Services Company. The purchase is normally entered the next business day after the initial phone request. For further information and an application, call the Fund.

HOW TO REDEEM SHARES

Shares are redeemed at their net asset value next determined after Federated Shareholder Services Company receives the redemption request. Redemptions will be made on days on which the Fund computes its net asset value. Redemption requests must be received in proper form and can be made as described below.

REDEEMING SHARES BY TELEPHONE

Redemptions in any amount may be made by calling the Fund provided the Fund has a properly completed authorization form. These forms can be obtained from Federated Securities Corp. Proceeds from redemption requests received before 3:00 p.m. (Eastern time) will be wired the same day to the shareholder's account at a domestic commercial bank which is a member of the Federal Reserve System, but will not include that day's dividend. Proceeds from redemption requests received after that time include that day's dividend but will be wired the following business day. Proceeds from redemption requests on holidays when wire transfers are restricted will be wired the following business day. Questions about telephone redemptions on days when wire transfers are restricted should be directed to your shareholder services representative at the telephone number listed on your account statement.

Telephone instructions may be recorded and if reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If this occurs, "Redeeming Shares by Mail" should be considered. If at any time the Fund shall determine it necessary to terminate or modify the telephone redemption privilege, shareholders would be promptly notified.

REDEEMING SHARES BY MAIL

Shares may be redeemed in any amount by mailing a written request to: Federated Shareholder Services Company, P.O. Box 8600, Boston, MA 02266-8600. If share certificates have been issued, they should be sent unendorsed with the written request by registered or certified mail to the address noted above.

The written request should state: the Fund name and the class designation; the account name as registered with the Fund; the account number; and the number of shares to be redeemed or the dollar amount requested. All owners of the account must sign the request exactly as the shares are registered. Normally, a check for the proceeds is mailed within one business day, but in no event more than seven days, after the receipt of a proper written redemption request. Dividends are paid up to and including the day that a redemption request is processed. Shareholders requesting a redemption of any amount to be sent to an address other than that on record with the Fund or a redemption payable other than to the shareholder of record must have their signatures guaranteed by a commercial or savings bank, trust company, or savings association whose deposits are insured by an organization which is administered by the Federal Deposit Insurance Corporation; a member firm of a domestic stock exchange; or any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934. The Fund does not accept signatures guaranteed by a notary public. ACCOUNT AND SHARE INFORMATION

DIVIDENDS

Dividends are declared daily and paid monthly. Dividends are automatically reinvested on payment dates in additional shares of the Fund unless cash payments are requested by writing to the Fund. Shares purchased by wire before 3:00 p.m. (Eastern time) begin earning dividends that day. Shares purchased by check begin earning dividends the day after the check is converted into federal funds.

CAPITAL GAINS

The Fund does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund will distribute in cash or additional shares any realized net long-term capital gains at least once every 12 months.

ACCOUNT ACTIVITY

Shareholders will receive periodic statements reporting all account activity, including dividends paid. The Fund will not issue share certificates.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, the Fund may redeem shares in any account, except accounts maintained by retirement plans, and pay the proceeds to the shareholder if the account balance falls below a required minimum value of $1,000,000 due to shareholder redemptions. Before shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional shares to meet the minimum requirement.

VOTING RIGHTS

Each share of the Trust owned by a shareholder gives that shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All shares of all classes of each portfolio in the Trust have equal voting rights, except that in matters affecting only a particular portfolio or class, only shareholders of that portfolio or class are entitled to vote. The Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Trust's or the Fund's operation and for election of Trustees under certain circumstances.

Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting shall be called by the Trustees upon the written request of
shareholders owning at least 10% of the outstanding shares of the Trust.     As
of March 2, 1998, Centex Corporation, Dallas, Texas, owned 33.37% of the voting securities of the Fund, and, therefore, may, for certain purposes, be deemed to control the Fund and be able to affect the outcome of certain matters presented
for a vote of shareholders.      TAX INFORMATION

FEDERAL INCOME TAX

The Fund will pay no federal income tax because it expects to meet requirements of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. The Fund will be treated as a single, separate entity for federal income tax purposes so that income (including capital gains) and losses realized by the Trust's other portfolios will not be combined for tax purposes with those realized by the Fund.

Unless otherwise exempt, shareholders are required to pay federal income tax on any dividends and other distributions received. This applies whether dividends and distributions are received in cash or as additional shares.

STATE AND LOCAL TAXES

Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.

OTHER CLASSES OF SHARES

The Fund also offers other classes. Institutional Shares are sold at net asset value primarily to entities holding shares in an agency or fiduciary capacity, financial institutions, financial intermediaries, and institutional investors and are subject to a minimum initial investment of $1,000,000. Institutional Service Shares are sold at net asset value primarily to financial institutions, financial intermediaries, and institutional investors and are subject to a
minimum initial investment of $1,000,000.      All classes are subject to
certain of the same expenses.

Neither Institutional Shares nor Institutional Service Shares are distributed with a 12b-1 Plan but both are subject to shareholder services fees. Currently, Institutional Shares are accruing no shareholder services fees.

Expense differences between classes may affect the performance of each class.

To obtain more information and a prospectus for any other class, investors may call 1-800-341-7400.

PERFORMANCE INFORMATION

From time to time, the Fund advertises its yield, effective yield, and total return. The performance figures will be calculated separately for each class of
shares.      Yield represents the annualized rate of income earned on an investment over a seven-day period. It is the annualized dividends earned during the period on an investment shown as a percentage of the investment. The effective yield is calculated similarly to the yield, but when annualized, the income earned by an investment is assumed to be reinvested daily. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

Total return represents the change, over a specified period of time, in the value of an investment in the shares after reinvesting all income distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.

From time to time, advertisements for the Fund may refer to ratings, rankings, and other information in certain financial publications and/or compare the Fund's performance to certain indices.

FINANCIAL HIGHLIGHTS--INSTITUTIONAL SERVICE SHARES

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                             YEAR ENDED JANUARY 31,
                           1998 1997 1996 1995 1994(A)
 NET ASSET VALUE, BEGINNING OF PERIOD                  $ 1.00   $ 1.00   $ 1.00    $ 1.00   $ 1.00
 INCOME FROM INVESTMENT OPERATIONS
   Net investment income                                 0.05     0.05     0.06      0.04     0.01
 LESS DISTRIBUTIONS
   Distributions from net investment income             (0.05)   (0.05)   (0.06)    (0.04)   (0.01)
 NET ASSET VALUE, END OF PERIOD                        $ 1.00   $ 1.00   $ 1.00    $ 1.00   $ 1.00
 TOTAL RETURN(B)                                         5.41%    5.15%    5.84%     4.26%    1.26%
 RATIOS TO AVERAGE NET ASSETS
   Expenses                                              0.39%    0.41%    0.42%     0.34%    0.32%*
   Net investment income                                 5.32%    5.05%    5.68%     3.95%    2.98%*
   Expense waiver/reimbursement(c)                       0.17%    0.16%    0.08%     0.16%    0.29%*
 SUPPLEMENTAL DATA
   Net assets, end of period (000 omitted)           $325,390  $18,415  $20,372   $21,739  $17,504

* Computed on an annualized basis.

(a) Reflects operations for the period from September 1, 1993 (date of initial public offering) to January 31, 1994.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

FINANCIAL HIGHLIGHTS--INSTITUTIONAL SHARES

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                              YEAR ENDED JANUARY 31,
                                                 1998     1997      1996       1995      1994(A)
 NET ASSET VALUE, BEGINNING OF PERIOD            $ 1.00   $ 1.00     $ 1.00      $ 1.00     $ 1.00
 INCOME FROM INVESTMENT OPERATIONS
   Net investment income                           0.06     0.05       0.06        0.04       0.03
 LESS DISTRIBUTIONS
   Distributions from net investment income       (0.06)   (0.05)     (0.06)      (0.04)     (0.03)
 NET ASSET VALUE, END OF PERIOD                  $ 1.00   $ 1.00     $ 1.00      $ 1.00     $ 1.00
 TOTAL RETURN(B)                                   5.68%    5.41%      6.10%       4.51%      3.21%
 RATIOS TO AVERAGE NET ASSETS
   Expenses                                        0.14%    0.16%      0.17%       0.09%      0.07%*
   Net investment income                           5.59%    5.29%      5.93%       4.20%      3.23%*
   Expense waiver/reimbursement(c)                 0.18%    0.15%      0.08%       0.16%      0.29%*
 SUPPLEMENTAL DATA
   Net assets, end of period (000 omitted)     $865,742 $387,994 $2,754,390  $1,470,317 $3,981,184

* Computed on an annualized basis.

(a) Reflects operations for the period from February 8, 1993 (date of initial public investment) to January 31, 1994.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

PORTFOLIO OF INVESTMENTS

PRIME VALUE OBLIGATIONS FUND

JANUARY 31, 1998

      PRINCIPAL
       AMOUNT                                                                           VALUE

 SHORT-TERM NOTES--10.0%
 BANKING--6.8%
 $         28,000,000 Bank of Boston, Connecticut, 5.840%, 6/1/1998 - 6/16/1998    $     28,000,000
           20,000,000 Goldman Sachs L.P., 5.600%, 4/27/1998                              20,000,000
           10,000,000 SALTS II Cayman Island Corp., (Bankers Trust Int'l., PLC           10,000,000
                      Swap Agreement) 6.038%, 6/18/1998
           12,000,000 SALTS II Cayman Islands Corp., (Bankers Trust Int'l., PLC          12,000,000
                      Swap Agreement) 5.988%, 3/19/1998
           15,000,000 SALTS III Cayman Island Corp., (Bankers Trust Int'l., PLC          15,000,000
                      Swap Agreement), 5.725%,7/23/1998
                          TOTAL                                                          85,000,000
 FINANCE - AUTOMOTIVE--1.2%
            1,053,142 Chase Manhattan Auto Owner Trust 1997-B, 5.744%, 7/10/1998
           1,053,142 13,452,254 MMCA Auto Owner Trust 1997-1, 5.630%, 11/15/1998
           13,449,963
                          TOTAL                                                          14,503,105
 FINANCE - COMMERCIAL--0.4%
            5,000,000 (b)Triangle Funding Ltd., 5.594%, 11/16/1998                        5,000,000
 FINANCE - EQUIPMENT--0.7%
            7,441,351 Copelco Capital Funding Corp. X 1997-A, 5.809%, 7/20/1998           7,441,351
            1,470,956 Heller Equipment Asset Receivables Trust 1997-1, 5.733%,            1,471,212
                      9/25/1998
                          TOTAL                                                           8,912,563
 INSURANCE--0.9%
            4,154,734 Arcadia Automobile Receivables Trust 1997-C, (FSA Gtd.)             4,154,734
                      5.650%, 9/15/1998
            7,781,258 ContiMortgage Home Equity Loan Trust 1997-5, (MBIA Gtd.)            7,781,258
                      5.906%, 1/15/1999
                          TOTAL                                                          11,935,992
                          TOTAL SHORT-TERM NOTES                                        125,351,660
 CERTIFICATES OF DEPOSIT--5.2%
 BANKING--5.2%
           10,000,000 Crestar Bank of Virginia, Richmond, 5.720%, 2/23/1998              10,000,119
            8,000,000 MBNA America Bank, N.A., 5.870%, 3/2/1998                           8,000,000
           47,000,000 Societe Generale, Paris, 5.920% - 5.970%, 7/16/1998 -              46,988,423
                      10/15/1998
                          TOTAL CERTIFICATES OF DEPOSIT                                  64,988,542
 (A)COMMERCIAL PAPER--51.1%
 BANKING--10.8%
            5,000,000 ABN AMRO Bank N.V., Amsterdam, 5.687%, 2/5/1998                     4,996,928

PRIME VALUE OBLIGATIONS FUND

      PRINCIPAL
       AMOUNT                                                                           VALUE

 (A)COMMERCIAL PAPER--CONTINUED
 BANKING--CONTINUED
 $          5,000,000 Abbey National N.A. Corp., (Guaranteed by Abbey National     $      4,981,500
                      Bank PLC, London), 5.708%, 2/25/1998
           35,000,000 Aspen Funding Corp., (Supported by Deutsche Bank,
                      AG/MBIA), 34,338,042 5.835% - 5.855%, 3/6/1998 - 6/16/1998
           23,000,000 Cregem North America, Inc., (Guaranteed by Credit Communal
                      22,765,369 de Belgique, Brussles), 5.584% - 5.762%,
                      2/19/1998 - 4/16/1998
            2,000,000 Den Danske Corp., Inc., (Guaranteed by Den Danske Bank              1,991,976
                      A/S), 5.716%, 2/27/1998
           20,000,000 Glencore Finance (Bermuda) Ltd., (ABN AMRO Bank N.V.,              19,733,556
                      Amsterdam LOC), 5.525%, 4/30/1998
           35,000,000 J.P. Morgan & Co., Inc., 5.608%, 4/6/1998                          34,655,911
            5,000,000 Lloyds Bank PLC, London, 5.709%, 3/3/1998                           4,976,875
            8,000,000 Svenska Handelsbanken, Inc., (Guaranteed by Svenska                 7,968,538
                      Handelsbanken, Stockholm), 5.700% - 5.740%, 2/2/1998 -
                      3/13/1998
                          TOTAL                                                         136,408,695
 BROKERAGE--7.6%
           25,000,000 Merrill Lynch & Co., Inc., 5.514%, 4/21/1998                       24,701,556
           72,000,000 Morgan Stanley Group, Inc., 5.526% - 5.854%, 3/11/1998 -           71,209,353
                      4/27/1998
                          TOTAL                                                          95,910,909
 FINANCE - AUTOMOTIVE--1.6%
           20,000,000 Ford Motor Credit Corp., 5.568%, 4/10/1998                         19,792,600
 FINANCE - COMMERCIAL--20.5%
           15,000,000 Alpha Finance Corp., Ltd., 5.712% - 5.742%, 2/13/1998 -            14,951,008
                      3/12/1998
           18,000,000 Asset Securitization Cooperative Corp., 5.809% - 5.841%,           17,887,856
                      3/9/1998 - 3/16/1998
           16,000,000 Beta Finance, Inc., 5.708% - 5.741%, 2/17/1998 - 3/12/1998
           15,924,750 40,000,000 CIESCO, L.P., 5.556%, 4/9/1998 39,592,044
           38,000,000 CIT Group Holdings, Inc., 5.586% - 5.654%, 4/3/1998 -
           37,631,578
                      4/6/1998
            8,000,000 Falcon Asset Securitization Corp., 5.687%, 2/18/1998                7,979,109
           20,000,000 General Electric Capital Corp., 5.709% - 5.743%, 3/2/1998 -        19,856,092
                      4/6/1998
           68,987,000 Greenwich Funding Corp., 5.566% - 5.652%, 4/1/1998 -               68,054,461
                      7/1/1998
           13,000,000 Receivables Capital Corp., 5.520% - 5.776%, 2/12/1998 -            12,976,442
                      2/13/1998
           22,750,000 Sheffield Receivables Corp., 5.577%, 2/6/1998                      22,732,464
                          TOTAL                                                         257,585,804
 FINANCE - EQUIPMENT--0.5%
            6,800,000 Comdisco, Inc., 5.664% - 6.100%, 3/13/1998 - 4/10/1998              6,731,982
 FINANCE - RETAIL--5.9%
           75,000,000 New Center Asset Trust, A1+/P1 Series, 5.566% - 5.642%,            74,266,644
                      4/3/1998 - 4/8/1998

PRIME VALUE OBLIGATIONS FUND

      PRINCIPAL
       AMOUNT                                                                           VALUE

 (A)COMMERCIAL PAPER--CONTINUED
 INDUSTRIAL PRODUCTS--1.2%
 $         15,600,000 Praxair, Inc., 5.659% - 5.939%, 3/20/1998 - 4/14/1998        $     15,475,924
 INSURANCE--1.0%
           12,800,000 CNA Financial Corp., 6.021%, 3/19/1998                             12,703,012
 MACHINERY, EQUIPMENT, AUTO--0.6%
            7,000,000 Eaton Corp., 5.709%, 2/2/1998                                       6,998,921
 OIL & OIL FINANCE--1.4%
           17,400,000 Occidental Petroleum Corp., 5.725%, 2/2/1998                       17,397,235
                          TOTAL COMMERCIAL PAPER                                        643,271,726
 (C)NOTES - VARIABLE--23.8%
 BANKING--18.0%
            9,675,000 500 South Front St. L.P., Series A, (Huntington National            9,675,000
                      Bank, Columbus, OH LOC), 5.580%, 2/5/1998
            6,235,000 500 South Front St. L.P., Series B, (Huntington National            6,235,000
                      Bank, Columbus, OH LOC), 5.580%, 2/5/1998
            1,557,500 Alabama State IDA, (Nichols Research Corp.), (SouthTrust            1,557,500
                      Bank of Alabama, Birmingham LOC), 5.700%, 2/6/1998
            3,000,000 American Seaway Foods, Inc., (KeyBank, N.A. LOC), 5.620%,           3,000,000
                      2/6/1998
            4,900,000 Associated Materials, Inc., (KeyBank, N.A. LOC), 5.620%,            4,900,000
                      2/6/1998
            1,895,000 Athens-Clarke County, GA IDA, Barrett Project (Series               1,895,000
                      1995), (Columbus Bank and Trust Co., GA LOC), 5.750%,
                      2/5/1998
           20,000,000 Bankers Trust New York Corp., 5.790%, 2/6/1998                     20,000,000
           16,900,000 Beverly California Corp., (PNC Bank, N.A. LOC), 5.601%,            16,900,000
                      2/2/1998
           17,300,000 Beverly Hills Nursing Center, Inc., Medilodge Project              17,300,000
                      Series 1996, (KeyBank, N.A. LOC), 5.630%, 2/5/1998
            3,240,000 Birmingham, AL IDB, MRS. STRATTONS SALADS, INC., 5.700%,            3,240,000
                      2/6/1998
            2,145,000 Bissett, William K. and Sheryl B., Multi-Option Adjustable          2,145,000
                      Rate Notes, (Huntington National Bank, Columbus, OH LOC),
                      5.580%, 2/5/1998
              800,000 Carmel, IN, Telamon Corp. Series 1996-C, (Huntington                  800,000
                      National Bank, Columbus, OH LOC), 5.680%, 2/5/1998
            1,000,000 Carmel, IN, Telamon Corp. Series A, (Huntington National            1,000,000
                      Bank, Columbus, OH LOC), 5.680%, 2/5/1998
            1,100,000 Carmel, IN, Telamon Corp. Series B, (Huntington National            1,100,000
                      Bank, Columbus, OH LOC), 5.680%, 2/5/1998
            2,000,000 Chestnut Hills Apartments, Ltd., (Huntington National Bank,         2,000,000
                      Columbus, OH LOC), 5.630%, 2/5/1998
            8,400,000 Cloquet, MN, Series 1996-B Potlach Corp., (Credit Suisse            8,400,000
                      First Boston LOC), 5.650%, 2/4/1998

PRIME VALUE OBLIGATIONS FUND

      PRINCIPAL
       AMOUNT                                                                           VALUE

 (C)NOTES - VARIABLE--CONTINUED
 BANKING--CONTINUED
 $          5,478,000 Congregate Care Corp., (Union Bank of California LOC),       $      5,478,000
                      5.820%, 2/4/1998
            1,355,000 Continental Commercial Properties, (Huntington National             1,355,000
                      Bank, Columbus, OH LOC), 5.580%, 2/5/1998
            2,140,000 Continental Downtown Properties, (Huntington National Bank,         2,140,000
                      Columbus, OH LOC), 5.580%, 2/5/1998
            6,000,000 Dellridge Care Center Limited Partnership, Series 1997,             6,000,000
                      (First National Bank of Maryland, Baltimore LOC), 5.660%,
                      2/4/1998
            2,100,000 Hill Dental Co, Inc., (SouthTrust Bank of Alabama,                  2,100,000
                      Birmingham LOC), 5.700%, 2/6/1998
            9,810,000 International Processing Corp., (Bank One, Kentucky LOC),           9,810,000
                      5.630%, 2/5/1998
            2,500,000 Jeffersonville, IN, Series 1997-B Wayne Steel, Inc., (Bank          2,500,000
                      One, Ohio, N.A. LOC), 5.580%, 2/5/1998
            6,200,000 Kenny, Donald R. and Cheryl A., Series 1997, (Star Bank,            6,200,000
                      N.A., Cincinnati LOC), 5.630%, 2/5/1998
            4,000,000 Lake Sherwood Senior Living Center, LLC, (Union Planters            4,000,000
                      NB, Memphis, TN LOC), 5.880%, 2/5/1998
            2,000,000 (b)Liquid Asset Backed Securities Trust, Series 1996-3,             2,000,000
                      (Westdeutsche Landesbank Girozentrale Swap Agreement),
                      5.614%, 2/17/1998
           13,969,159 (b)Liquid Asset Backed Securities Trust, Series 1997-1,            13,969,159
                      (Westdeutsche Landesbank Girozentrale Swap Agreement),
                      5.594%, 2/17/1998
            5,000,000 Long Lane Master Trust III, Series 1997-C, 5.780%,                  5,000,000
                      2/28/1998
            4,100,000 Melberger, Clifford K. and Ruth B., (PNC Bank, N.A. LOC),           4,100,000
                      5.601%, 2/2/1998
            6,860,000 Pine Ridge Associates, LTD., (Mellon Bank N.A., Pittsburgh          6,860,000
                      LOC), 5.600%, 2/4/1998
            3,000,000 Poly Foam International, Inc., (National City Bank,                 3,000,000
                      Cleveland, OH LOC), 5.550%, 2/5/1998
            8,500,000 Rubloff-Rockford, LLC, Series 1997, (First of America Bank          8,500,000
                      - Illinois LOC), 5.750%, 2/4/1998
           17,900,000 Scranton Times, L.P., Series 1997, (PNC Bank, N.A. LOC),           17,900,000
                      5.601%, 2/2/1998
            2,880,000 Solon, OH, Schneps, (Bank One, Ohio, N.A. LOC), 5.580%,             2,880,000
                      2/5/1998
              895,000 Southeast Regional Holdings, LLC, Series 1995-A, (Columbus            895,000
                      Bank and Trust Co., GA LOC), 5.830%, 2/5/1998
            9,600,000 Southern Coil Processing, Inc. Notes, (Amsouth Bank N.A.,           9,600,000
                      Birmingham LOC), 5.670%, 2/5/1998
            1,720,000 Team Rahal of Mechanicsburg, Inc., Series 1997, (Huntington         1,720,000
                      National Bank, Columbus, OH LOC), 5.580%, 2/5/1998
            1,880,000 Team Rahal, Inc., Series 1997, (Huntington National Bank,           1,880,000
                      Columbus, OH LOC), 5.580%, 2/5/1998
            1,668,000 Vista Funding Corp., Series 1995-A, (Star Bank, N.A.,               1,668,000
                      Cincinnati LOC), 5.580%, 2/5/1998
            6,040,000 Westcourt, (Bank One, Texas N.A. LOC), 5.630%, 2/5/1998             6,040,000
                          TOTAL                                                         225,742,659
 FINANCE - EQUIPMENT--0.8%
           10,600,000 Comdisco, Inc., 5.975%, 2/24/1998                                  10,600,000

PRIME VALUE OBLIGATIONS FUND

      PRINCIPAL
       AMOUNT                                                                           VALUE

 (C)NOTES - VARIABLE--CONTINUED
 FINANCE - RETAIL--1.7%
 $          2,000,000 AFS Insurance Premium Receivables Trust, (Series 1994-A),    $      2,000,000
                      6.150%, 2/17/1998
           20,000,000 Associates Corp. of North America, 5.730%, 1/30/1998               19,991,059
                          TOTAL                                                          21,991,059
 INSURANCE--3.3%
            5,000,000 Jackson National Life Insurance Co., 5.699%, 2/1/1998               5,000,000
           10,000,000 Jackson National Life Insurance Co., 5.840%, 2/28/1998             10,000,000
           26,411,629 (b)Liquid Asset Backed Securities Trust, Series 1997-3             26,411,629
                      Senior Notes, (Guaranteed by AMBAC), 5.876%, 3/27/1998
                          TOTAL                                                          41,411,629
                          TOTAL NOTES--VARIABLE                                         299,745,347
 LOAN PARTICIPATION--0.8%
 FINANCE - EQUIPMENT--0.8%
           10,000,000 Pitney Bowes Credit Corp., 5.605%, 2/10/1998                        9,986,050
 SHORT-TERM MUNICIPAL--0.1%
              970,000 Colorado Health Facilities Authority, Series B, (Bank One,            970,000
                      Colorado LOC), 5.630%, 12/1/1998
 (D)REPURCHASE AGREEMENTS--10.7%
           40,000,000 Bear, Stearns and Co., 5.650%, dated 1/30/1998, due                40,000,000
                      2/2/1998
           15,000,000 Chase Government Securities, Inc., 5.550%, dated 1/27/1998,        15,000,000
                      due 4/6/1998
           15,000,000 Fuji Government Securities, Inc., 5.620%, dated 1/30/1998,         15,000,000
                      due 2/2/1998
           40,000,000 Goldman Sachs Group, LP, 5.650%, dated 1/30/1998, due              40,000,000
                      2/2/1998
           24,000,000 Societe Generale, New York, 5.600%, dated 1/30/1998, due           24,000,000
                      2/2/1998
                          TOTAL REPURCHASE AGREEMENTS                                   134,000,000
                          TOTAL INVESTMENTS (AT AMORTIZED COST)(E)                  $ 1,278,313,325

(a) Each issue shows the rate of discount at the time of purchase for discount issues, or the coupon for interest bearing issues.

(b) Denotes a restricted security which is subject to restrictions on resale under federal securities laws. At January 31, 1998, these securities amounted to $47,380,788 which represents 3.8% of net assets.

(c) Current rate and next reset date shown.

(d) The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investments in the repurchase agreements are through participation in joint accounts with other Federated funds.

(e) Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets
      ($1,258,195,953) at January 31, 1998.

The following acronyms are used throughout this portfolio:

AMBAC --American Municipal Bond Assurance Corporation FSA --Financial Security Assurance IDA --Industrial Development Authority IDB --Industrial Development Bond LLC --Limited Liability Corporation LOC --Letter of Credit LP --Limited Partnership MBIA --Municipal Bond Investors Assurance PLC --Public Limited
Company      (See Notes which are an integral part of the Financial Statements)

STATEMENT OF ASSETS AND LIABILITIES

PRIME VALUE OBLIGATIONS FUND

JANUARY 31, 1998

 ASSETS:
 Investments in repurchase agreements                              $   134,000,000
 Investments in securities                                           1,144,313,325
 Total investments in securities, at amortized cost and value                       $ 1,278,313,325
 Cash                                                                                       274,674
 Income receivable                                                                        4,843,248
 Receivable for shares sold                                                                  21,028
   Total assets                                                                       1,283,452,275
 LIABILITIES:
 Payable for investments purchased                                 $    20,000,000
 Payable for shares redeemed                                             3,564,922
 Income distribution payable                                             1,584,808
 Accrued expenses                                                          106,592
   Total liabilities                                                                     25,256,322
 Net Assets for 1,258,195,953 shares outstanding                                    $ 1,258,195,953
 NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
 INSTITUTIONAL SHARES:
 $865,742,169 / 865,742,169 shares outstanding                                                $1.00
 INSTITUTIONAL SERVICE SHARES:
 $325,389,771 / 325,389,771 shares outstanding                                                $1.00
 INSTITUTIONAL CAPITAL SHARES:
 $67,064,013 / 67,064,013 shares outstanding                                                  $1.00

(See Notes which are an integral part of the Financial Statements)

STATEMENT OF OPERATIONS

PRIME VALUE OBLIGATIONS FUND

YEAR ENDED JANUARY 31, 1998

 INVESTMENT INCOME:
 Interest                                                                              $ 52,156,915
 EXPENSES:
 Investment advisory fee                                                $   1,821,778
 Administrative personnel and services fee                                    687,478
 Custodian fees                                                                80,171
 Transfer and dividend disbursing agent fees and                               17,537
 expenses
 Directors'/Trustees' fees                                                      6,129
 Auditing fees                                                                 14,294
 Legal fees                                                                     3,697
 Portfolio accounting fees                                                    141,580
 Shareholder services fee--Institutional Service Shares                       379,108
 Shareholder services fee--Institutional Capital Shares                        66,766
 Share registration costs                                                      46,162
 Printing and postage                                                          25,174
 Insurance premiums                                                             9,127
 Taxes                                                                            688
 Miscellaneous                                                                 38,771
   Total expenses                                                           3,338,460
 Waivers--
   Waiver of investment advisory fee                    $ (1,553,105)
   Waiver of administrative personnel and services fee       (44,021)
   Waiver of custodian fees                                   (2,485)
   Waiver of transfer and dividend disbursing agent           (1,584)
     fees and expenses
   Waiver of portfolio accounting fees                       (29,739)
   Waiver of shareholder services fee--Institutional         (40,060)
 Capital Shares
     Total waivers                                                         (1,670,994)
       Net expenses                                                                       1,667,466
         Net investment income                                                         $ 50,489,449

(See Notes which are an integral part of the Financial Statements)

STATEMENT OF CHANGES IN NET ASSETS

PRIME VALUE OBLIGATIONS FUND

                                                                     YEAR ENDED JANUARY 31,
                                                                   1998                  1997
 INCREASE (DECREASE) IN NET ASSETS:
 OPERATIONS--
 Net investment income                                       $       50,489,449    $       57,298,613
 Net realized gain (loss) on investments                                     --            (1,090,952)
   Change in net assets resulting from operations                    50,489,449            56,207,661
 DISTRIBUTIONS TO SHAREHOLDERS--
 Distributions from net investment income
   Institutional Shares                                             (40,931,344)          (56,210,350)
   Institutional Service Shares                                      (8,059,884)           (1,082,127)
   Institutional Capital Shares                                      (1,498,221)               (6,136)
     Change in net assets resulting from distributions to           (50,489,449)          (57,298,613)
 shareholders
 CAPITAL CONTRIBUTION                                                        --             1,330,378
 SHARE TRANSACTIONS--
 Proceeds from sale of shares                                    15,976,645,016        19,361,183,773
 Net asset value of shares issued to shareholders in                 33,029,994            26,082,775
 payment of distributions declared
 Cost of shares redeemed                                        (15,177,894,329)      (21,735,853,130)
   Change in net assets resulting from share transactions           831,780,681        (2,348,586,582)
     Change in net assets                                           831,780,681        (2,348,347,156)
 NET ASSETS:
 Beginning of period                                                426,415,272         2,774,762,428
 End of period                                               $    1,258,195,953    $      426,415,272

(See Notes which are an integral part of the Financial Statements)

NOTES TO FINANCIAL STATEMENTS

PRIME VALUE OBLIGATIONS FUND

JANUARY 31, 1998

ORGANIZATION

Money Market Obligations Trust II (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of three portfolios. The financial statements included herein are only those of Prime Value Obligations Fund (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide a high level of current income consistent with stability of principal and liquidity.

The Fund offers three classes of shares: Institutional Shares, Institutional Service Shares, and Institutional Capital Shares.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

REPURCHASE AGREEMENTS

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.

INVESTMENT INCOME, EXPENSES, AND DISTRIBUTIONS

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

FEDERAL TAXES

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

RESTRICTED SECURITIES

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7
under the Investment Company Act of 1940.     Additional information on each
restricted security held at January 31, 1998 is as follows:

                                                      ACQUISITION  ACQUISITION
                      SECURITY                           DATE          COST
 Liquid Asset Backed Securities Trust, Series 1996-3    9/12/1997    2,000,000
 Liquid Asset Backed Securities Trust, Series 1997-1    2/19/1997   13,969,159
 Liquid Asset Backed Securities Trust, Series 1997-3    6/27/1997   26,411,629
 Triangle Funding Ltd.                                 10/16/1997    5,000,000

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER

Investment transactions are accounted for on the trade date.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust Permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest ($0.001 par value) for each class of shares.

Transactions in shares were as follows:

                                                                        YEAR ENDED JANUARY 31,
 INSTITUTIONAL SHARES                                                    1998            1997
 Shares sold                                                        13,256,360,968    19,036,179,355
 Shares issued to shareholders in payment of distributions              26,084,298        26,074,950
   declared
 Shares redeemed                                                   (12,804,697,557)  (21,428,886,085)
   Net change resulting from Institutional Share transactions          477,747,709    (2,366,631,780)
                                                                        YEAR ENDED JANUARY 31,
 INSTITUTIONAL SERVICE SHARES                                            1998            1997
 Shares sold                                                         1,999,938,515       305,004,232
 Shares issued to shareholders in payment of distributions               5,524,975             2,107
   declared
 Shares redeemed                                                    (1,698,488,527)     (306,966,945)
   Net change resulting from Institutional Service Share               306,974,963        (1,960,606)
     transactions
                                                                        YEAR ENDED JANUARY 31,
 INSTITUTIONAL CAPITAL SHARES                                            1998            1997
 Shares sold                                                           720,345,533        20,000,186
 Shares issued to shareholders in payment of distributions               1,420,721             5,718
   declared
 Shares redeemed                                                      (674,708,245)               --
   Net change resulting from Institutional Capital Share                47,058,009        20,005,904
     transactions
                                                                        YEAR ENDED JANUARY 31,
 CLASS C SHARES                                                        1998(a)           1997
 Shares sold                                                                    --                --
 Shares issued to shareholders in payment of distributions                      --                --
   declared
 Shares redeemed                                                                --              (100)
   Net change resulting from Class C Share transactions                         --              (100)
     Net change resulting from share transactions                      831,780,681    (2,348,586,582)

(a) As of November 15, 1996, the Fund's Class C Shares were no longer operational.

INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE

Federated Management, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.20% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

CAPITAL CONTRIBUTION

Lehman Brothers Global Asset Management, the Fund's former adviser, made a capital contribution to the Fund, during the period ended November 15, 1996, of an amount equal to the accumulated net realized loss on investments balance
carried by the Fund.      These transactions resulted in a permanent book and
tax difference. As such, the paid-in-capital and accumulated net realized gain/loss accounts have been adjusted accordingly. This adjustment did not affect net investment income, net realized gains/losses, or net assets.

ADMINISTRATIVE FEE

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

SHAREHOLDER SERVICES FEE

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Fund will pay FSS up to 0.25% of average daily net assets of the Fund shares for the period. There is no intention of paying or accruing the Shareholder Services Fee for the Institutional Shares. The fee paid to FSS is used to finance certain services for shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive any portion of its fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES

FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

INTERFUND TRANSACTIONS

During the period ended January 31, 1998, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions were made at current market value pursuant to Rule 17a-7 under the Act amounting to $423,872,000 and $349,618,000,
respectively.      GENERAL

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

To the Shareholders and Trustees of PRIME VALUE OBLIGATIONS FUND:     We have
audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Prime Value Obligations Fund, a portfolio of Money Market Obligations Trust II, as of January 31, 1998, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of January 31, 1998, by correspondence with the custodian and brokers or other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Prime Value Obligations Fund at January 31, 1998, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and financial highlights for each of the periods indicated therein, in conformity with generally accepted accounting principles.

ERNST & YOUNG LLP

Pittsburgh, Pennsylvania
March 13, 1998

NOTES

NOTES

[Graphic]Federated Investors

Prime Value Obligations Fund

(A Portfolio of Money Market Obligations Trust II)
Institutional Capital Shares

PROSPECTUS

MARCH 31, 1998

A Portfolio of Money Market Obligations Trust II, an Open-End Management Investment Company

PRIME VALUE OBLIGATIONS FUND
INSTITUTIONAL CAPITAL SHARES

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

DISTRIBUTOR
Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

INVESTMENT ADVISER
Federated Management
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

CUSTODIAN
State Street Bank and Trust Company
P.O. Box 8600
Boston, MA 02266-8600

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

INDEPENDENT AUDITORS
Ernst & Young LLP
One Oxford Centre
Pittsburgh, PA 15219

Federated Securities Corp., Distributor
1-800-341-7400
www.federatedinvestors.com

Cusip 608912887

G01881-07 (3/98)

[Graphic]


                        PRIME VALUE OBLIGATIONS FUND
             (A PORTFOLIO OF MONEY MARKET OBLIGATIONS TRUST II)

                            INSTITUTIONAL SHARES
                        INSTITUTIONAL SERVICE SHARES
                        INSTITUTIONAL CAPITAL SHARES

                    STATEMENT OF ADDITIONAL INFORMATION

This Statement of Additional Information should be read with the prospectuses of Prime Value Obligations Fund (the "Fund"), a portfolio of Money Market Obligations Trust II (the "Trust") dated March 31, 1998. This Statement is not a prospectus. You may request a copy of a prospectus or a paper copy of this Statement, if you have received it electronically, free of charge by calling 1-800-341-7400.

PRIME VALUE OBLIGATIONS FUND
FEDERATED INVESTORS FUNDS
5800 CORPORATE DRIVE
PITTSBURGH, PA 15237-7000

                   Statement dated March 31, 1998

[Graphic]
Federated Investors
Federated Securities Corp., Distributor
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779
1-800-341-7400
www.federatedinvestors.com

Cusip 608912408
Cusip 608912507
Cusip 608912606

G01881-10 (3/98)

[Graphic]

TABLE OF CONTENTS

 FUND HISTORY                                                            1
 INVESTMENT POLICIES                                                     1
  Acceptable Investments                                                 1
  U.S. Government Securities                                             1
  Bank Instruments                                                       1
  Ratings                                                                1
  Municipal Securities                                                   1
  When-Issued and Delayed Delivery Transactions                          2
  Repurchase Agreements                                                  2
  Reverse Repurchase Agreements                                          2
  Restricted and Illiquid Securities                                     2
  Credit Enhancement                                                     2
  Lending of Portfolio Securities                                        2
 Investing in Securities of Other Investment Companies                   3
 INVESTMENT LIMITATIONS                                                  3
  Diversification of Investments                                         3
  Issuing Senior Securities, Borrowing Money, and Pledging Assets        3
  Concentration of Investments                                           3
  Lending Cash or Securities                                             3
  Underwriting                                                           3
  Investing in Real Estate                                               3
  Investing in Commodities and Minerals                                  3
  Investing in Illiquid Securities                                       3
  Selling Short and Buying on Margin                                     4
  Investing in Options                                                   4
  Investing in New Issuers                                               4
  Regulatory Compliance                                                  4
 MONEY MARKET OBLIGATIONS TRUST II MANAGEMENT                            4
  Share Ownership                                                        8
  Trustee Compensation                                                   9
  Trustee Liability                                                      9
 INVESTMENT ADVISORY SERVICES                                            9
  Investment Adviser                                                     9
  Advisory Fees                                                         10
 BROKERAGE TRANSACTIONS                                                 10
 OTHER SERVICES                                                         10
  Fund Administration                                                   10
  Custodian and Portfolio Accountant                                    11
  Transfer Agent                                                        11
  Independent Auditors                                                  11
  Shareholder Services                                                  11
 DETERMINING NET ASSET VALUE                                            11
 REDEMPTION IN KIND                                                     12
 MASSACHUSETTS PARTNERSHIP LAW                                          12
 THE FUND'S TAX STATUS                                                  12
 PERFORMANCE INFORMATION                                                12
  Yield                                                                 12
  Effective Yield                                                       12
  Total Return                                                          13
  Performance Comparisons                                               13
  Economic and Market Information                                       13
 ABOUT FEDERATED INVESTORS                                              13
  Mutual Fund Market                                                    14
  Institutional Clients                                                 14
  Bank Marketing                                                        14
  Broker/Dealers and
   Bank Broker/Dealer Subsidiaries                                      14
 APPENDIX                                                               15

FUND HISTORY

The Trust was established as a Massachusetts business trust under a Declaration of Trust dated November 16, 1992. On November 15, 1996, the Board of Trustees ("Trustees") changed the name of the Trust from "Lehman Brothers Institutional Funds Group Trust" to "Money Market Obligations Trust II" and the name of the Fund from "Prime Value Money Market Fund" to "Prime
Value Obligations Fund."

Shares of the Fund are offered in three classes, known as Institutional Shares, Institutional Service Shares, and Institutional Capital Shares (individually and collectively referred to as "Shares," as the context may require). This Statement of Additional Information relates to the above-referenced Shares of the Fund.

INVESTMENT POLICIES

Unless indicated otherwise, the policies described below may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in these policies becomes effective.

ACCEPTABLE INVESTMENTS

When determining whether a security presents minimal credit risks, the investment adviser will consider the creditworthiness of: the issuer of the security; the issuer of any demand feature applicable to the security; or any guarantor of either the security or any demand feature.

U.S. GOVERNMENT SECURITIES

The types of U.S. government securities in which the Fund may invest generally include direct obligations of the U.S. Treasury (such as U.S. Treasury bills, notes, and bonds) and obligations issued or guaranteed by U.S. government agencies or instrumentalities. These securities are backed by:

* the full faith and credit of the U.S. Treasury;

* the issuer's right to borrow from the U.S. Treasury;

* the discretionary authority of the U.S. government to purchase certain obligations of agencies or instrumentalities; or

* the credit of the agency or instrumentality issuing the obligations.

BANK INSTRUMENTS

The instruments of banks and savings associations whose deposits are insured by the Bank Insurance Fund or the Savings Association Insurance Fund, such as certificates of deposit, demand and time deposits, savings shares, and bankers' acceptances, are not necessarily guaranteed by those organizations. In addition to domestic bank instruments, the Fund may invest in: Eurodollar Certificates of Deposit issued by foreign branches of U.S. or foreign banks; Eurodollar Time Deposits, which are U.S. dollar-denominated deposits in foreign branches of U.S. or foreign banks; Canadian Time Deposits, which are U.S. dollar-denominated deposits issued by branches of major Canadian banks located in the United States; and Yankee Certificates of Deposit, which are U.S. dollar-denominated certificates of deposit issued by U.S. branches of foreign banks and held in the
United States.      RATINGS     The securities in which the Fund invests must be
rated in one of the two highest short-term rating categories by one or more nationally recognized statistical rating organizations ("NRSROs") or be of comparable quality to securities having such ratings. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated A-1, A-1+, or A-2 by Standard & Poor's ("S&P"), Prime-1 or Prime-2 by Moody's Investors Service, Inc. ("Moody's"), or F-1+, F-1, or F-2 by Fitch IBCA, Inc. ("Fitch") are all considered rated in one of the two highest short-term rating categories. The Fund will follow applicable regulations in determining whether a security rated by more than one NRSRO can be treated as being in one of the two highest short-term rating categories; currently, such securities must be rated by two NRSROs in one of their two
highest rating categories. See "Regulatory Compliance."      MUNICIPAL
SECURITIES     As stated in the Fund's prospectuses, the Fund may invest in obligations issued by state and local government entities. Municipal securities are issued by various public entities to obtain funds for various public purposes, including the construction of a wide range of public facilities, the refunding of outstanding obligations, the payment of general operating expenses and the extension of loans to public institutions and facilities. Private activity bonds that are issued by or on behalf of public authorities to finance various privately operated facilities are considered to be municipal securities and may be purchased by the Fund. Dividends paid by the Fund that are derived from interest on such municipal securities would be taxable to the Fund's
investors for federal income tax purposes.      WHEN-ISSUED AND DELAYED DELIVERY
TRANSACTIONS

These transactions are made to secure what is considered to be an advantageous price or yield for the Fund. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of the Fund in a dollar amount sufficient to make payment for the securities to be purchased are: segregated on the Fund's records at the trade date; marked to market daily; and maintained until the transaction is settled. The Fund does not intend to engage in when-issued and delayed delivery transactions to an extent that would cause the segregation of more than 20% of the total value of its assets.

REPURCHASE AGREEMENTS

The Fund believes that under the regular procedures normally in effect for custody of the Fund's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Fund and allow retention or disposition of such securities. The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to guidelines established by the Trustees.

REVERSE REPURCHASE AGREEMENTS

The Fund may also enter into reverse repurchase agreements. These transactions are similar to borrowing cash. In a reverse repurchase agreement, the Fund transfers possession of a portfolio instrument in return for a percentage of the instrument's market value in cash and agrees that on a stipulated date in the future the Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate. The use of reverse repurchase agreements may enable the Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but does not ensure this result. However, liquid assets of the Fund, in a dollar amount sufficient to make payment for the securities to be purchased, are: segregated on the Fund's records at the trade date; marked to market daily; and maintained until the transaction is settled.

RESTRICTED AND ILLIQUID SECURITIES

The ability of the Trustees to determine the liquidity of certain restricted securities is permitted under a Securities and Exchange Commission staff position set forth in the adopting release for Rule 144A under the Securities Act of 1933. The Trustees consider the following criteria in determining the liquidity of certain restricted securities:

* the frequency of trades and quotes for the security;

* the number of dealers willing to purchase or sell the security and the number of other potential buyers;

* dealer undertakings to make a market in the security; and

* the nature of the security and the nature of the marketplace trades.

CREDIT ENHANCEMENT

The Fund typically evaluates the credit quality and ratings of credit-enhanced securities based upon the financial condition and ratings of the party providing the credit enhancement (the "credit enhancer"), rather than the issuer. Generally, the Fund will not treat credit-enhanced securities as being issued by the credit enhancer for diversification purposes. However, under certain circumstances applicable regulations may require the Fund to treat securities as having been issued by both the issuer and the credit enhancer.

LENDING OF PORTFOLIO SECURITIES

The collateral received when the Fund lends portfolio securities must be valued daily and, should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Fund. During the time portfolio securities are on loan, the borrower pays the Fund any dividends or interest paid on such securities. Loans are subject to termination at the option of the Fund or the borrower. The Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing
broker.     INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES

The Fund may invest in the securities of affiliated money market funds as an efficient means of managing the Fund's uninvested cash.

INVESTMENT LIMITATIONS

DIVERSIFICATION OF INVESTMENTS

The Fund may not purchase securities of any one issuer if as a result more than 5% of the value of the Fund's assets would be invested in the securities of such issuer, except that up to 25% of the value of the Fund's total assets may be invested without regard to such 5% limitation and provided that there is no limitation with respect to investments in U.S.
government securities.

ISSUING SENIOR SECURITIES, BORROWING MONEY, AND PLEDGING ASSETS

The Fund may not borrow money, except that the Fund may (i) borrow money for temporary or emergency purposes (not for leveraging or investment) from banks or, subject to specific authorization by the SEC, from funds advised by the adviser or an affiliate of the adviser, and (ii) engage in reverse repurchase agreements; provided that (i) and (ii) in combination do not exceed one-third of the value of the Fund's total assets (including the amount borrowed) less liabilities (other than borrowings). The Fund may not mortgage, pledge, or hypothecate its assets except in connection with such borrowings and reverse repurchase agreements and then only in amounts not exceeding one-third of the value of the Fund's total assets. Additional investments will not be made when borrowings exceed 5% of the Fund's assets.

CONCENTRATION OF INVESTMENTS

The Fund may not purchase any securities which would cause 25% or more of the value of its total assets at the time of such purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, except that the Fund intends to invest 25% or more of the value of its total assets in obligations of issuers in the banking industry or in obligations, such as repurchase agreements, secured by such obligations; provided that there is no limitation with respect to investments in U.S. government securities or, in bank instruments issued or enhanced by approved banks.

LENDING CASH OR SECURITIES

The Fund may not make loans, except that the Fund may (i) purchase or hold debt obligations in accordance with its investment objective and policies, (ii) enter into repurchase agreements for securities, (iii) lend portfolio securities as described in the prospectus, and (iv) subject to specific authorization by the SEC, lend money to other funds advised by the adviser or an affiliate of the adviser.

UNDERWRITING

The Fund may not act as an underwriter of securities, except insofar as the Fund may be deemed an underwriter under applicable securities laws in selling portfolio securities.

INVESTING IN REAL ESTATE

The Fund may not purchase or sell real estate or real estate limited partnerships, provided that the Fund may purchase securities of issuers which invest in real estate or interests therein.

INVESTING IN COMMODITIES AND MINERALS

The Fund may not purchase or sell commodities contracts, or invest in oil, gas, or mineral exploration or development programs or in mineral leases.

The above limitations cannot be changed without shareholder approval. The following limitations, however, may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.

INVESTING IN ILLIQUID SECURITIES

The Fund will not invest more than 10% of the value of its net assets in illiquid securities including non-negotiable time deposits and repurchase agreements providing for settlement in more than seven days after notice.

SELLING SHORT AND BUYING ON MARGIN

The Fund will not sell any securities short or purchase any securities on margin but may obtain such short-term credits as are necessary for clearance of transactions.

INVESTING IN OPTIONS

The Fund will not invest in puts, calls, straddles, spreads, or any combination of them.

INVESTING IN NEW ISSUERS

The Fund will not invest more than 15% of the value of its total assets in securities of companies (including predecessors) with less than three years of continuous operation.

REGULATORY COMPLIANCE

The Fund may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in the prospectus and this Statement of Additional Information, in order to comply with applicable laws and regulations, including the provisions of and regulations under the Investment Company Act of 1940. In particular, the Fund will comply with the various requirements of Rule 2a-7, which regulates money market mutual funds. For example, with limited exceptions, Rule 2a-7 prohibits the investment of more than 5% of the Fund's total assets in the securities of any one issuer, although the Fund's investment limitation only requires such 5% diversification with respect to 75% of its assets. The Fund will invest more than 5% of its assets in any one issuer only under the circumstances permitted by Rule 2a-7. The Fund will also determine the effective maturity of its investments, as well as its ability to consider a security as having received the requisite short-term ratings by NRSROs, according to Rule 2a-7. The Fund may change these operational policies to reflect changes in the laws and regulations without the approval of its shareholders.

MONEY MARKET OBLIGATIONS TRUST II MANAGEMENT

Officers and Trustees are listed with their addresses, birthdates, present positions with Money Market Obligations Trust II, and principal occupations.

John F. Donahue@*
Federated Investors Tower
Pittsburgh, PA

Birthdate: July 28, 1924

Chairman and Trustee

Chairman and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; Chairman and Director, Federated Research Corp. and Federated Global Research Corp.; Chairman, Passport Research, Ltd.; Chief Executive Officer and Director or Trustee of the Funds. Mr. Donahue is the father of J. Christopher Donahue, President and Trustee of the Company.

Thomas G. Bigley
15 Old Timber Trail
Pittsburgh, PA

Birthdate: February 3, 1934

Trustee

Chairman of the Board, Children's Hospital of Pittsburgh; formerly, Senior Partner, Ernst & Young LLP; Director, MED 3000 Group, Inc.; Director, Member of Executive Committee, University of Pittsburgh; Director or Trustee of the Funds.

John T. Conroy, Jr.
Wood/IPC Commercial Department
John R. Wood and Associates, Inc., Realtors
3255 Tamiami Trail North
Naples, FL

Birthdate: June 23, 1937

Trustee

President, Investment Properties Corporation; Senior Vice-President, John R. Wood and Associates, Inc., Realtors; Partner or Trustee in private real estate ventures in Southwest Florida; formerly, President, Naples Property Management, Inc. and Northgate Village Development Corporation; Director or Trustee of the Funds.

Nicholas P. Constantakis
175 Woodshire Drive
Pittsburgh, PA

Birthdate: September 3, 1939

Trustee

Formerly, Partner, Andersen Worldwide SC; Director or Trustee of the Funds.

William J. Copeland
One PNC Plaza - 23rd Floor
Pittsburgh, PA

Birthdate: July 4, 1918

Trustee

Director and Member of the Executive Committee, Michael Baker, Inc.; formerly, Vice Chairman and Director, PNC Bank, N.A., and PNC Bank Corp.; Director, Ryan Homes, Inc.; Director or Trustee of the Funds.

J. Christopher Donahue*
Federated Investors Tower
Pittsburgh, PA

Birthdate: April 11, 1949

President and Trustee

President and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; President and Director, Federated Research Corp. and Federated Global Research Corp.; President, Passport Research, Ltd.; Trustee, Federated Shareholder Services Company and Federated Shareholder Services; Director, Federated Services Company; President or Executive Vice President of the Funds; Director or Trustee of some of the Funds. Mr. Donahue is the son of John F. Donahue, Chairman and Trustee of the Company.

James E. Dowd
571 Hayward Mill Road
Concord, MA

Birthdate: May 18, 1922

Trustee

Attorney-at-law; Director, The Emerging Germany Fund, Inc.; Director or Trustee of the Funds.

Lawrence D. Ellis, M.D.*
3471 Fifth Avenue, Suite 1111
Pittsburgh, PA

Birthdate: October 11, 1932

Trustee

Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center--Downtown; Member, Board of Directors, University of Pittsburgh Medical Center; formerly, Hematologist, Oncologist, and Internist, Presbyterian and Montefiore Hospitals; Director or Trustee of the Funds.

Edward L. Flaherty, Jr.@
Miller, Ament, Henny & Kochuba
205 Ross Street
Pittsburgh, PA

Birthdate: June 18, 1924

Trustee

Attorney of Counsel, Miller, Ament, Henny & Kochuba; Director, Eat'N Park Restaurants, Inc.; formerly, Counsel, Horizon Financial, F.A., Western Region; Director or Trustee of the Funds.

Peter E. Madden
One Royal Palm Way
100 Royal Palm Way
Palm Beach, FL

Birthdate: March 16, 1942

Trustee

Consultant; Former State Representative, Commonwealth of Massachusetts; formerly, President, State Street Bank and Trust Company and State Street Boston Corporation; Director or Trustee of the Funds.

John E. Murray, Jr., J.D., S.J.D.

President, Duquesne University
Pittsburgh, PA

Birthdate: December 20, 1932

Trustee

President, Law Professor, Duquesne University; Consulting Partner, Mollica & Murray; Director or Trustee of the Funds.

Wesley W. Posvar
1202 Cathedral of Learning
University of Pittsburgh
Pittsburgh, PA

Birthdate: September 14, 1925

Trustee

Professor, International Politics; Management Consultant; Trustee, Carnegie Endowment for International Peace, RAND Corporation, Online Computer Library Center, Inc., National Defense University, and U.S. Space Foundation; President Emeritus, University of Pittsburgh; Founding Chairman, National Advisory Council for Environmental Policy and Technology, Federal Emergency Management Advisory Board, and Czech Management Center, Prague; Director or Trustee of the Funds.

Marjorie P. Smuts
4905 Bayard Street
Pittsburgh, PA

Birthdate: June 21, 1935

Trustee

Public relations/Marketing/Conference Planning; Director or Trustee of the Funds.

Edward C. Gonzales
Federated Investors Tower
Pittsburgh, PA

Birthdate: October 22, 1930

Executive Vice President

Vice Chairman, Treasurer, and Trustee, Federated Investors; Vice President, Federated Advisers, Federated Management, Federated Research, Federated Research Corp., Federated Global Research Corp., and Passport Research, Ltd.; Executive Vice President and Director, Federated Securities Corp.; Trustee, Federated Shareholder Services Company; Trustee or Director of some of the Funds; President, Executive Vice President and Treasurer of some of the Funds.

John W. McGonigle
Federated Investors Tower
Pittsburgh, PA

Birthdate: October 26, 1938

Executive Vice President, Secretary, and Treasurer

Executive Vice President, Secretary, and Trustee, Federated Investors; Trustee, Federated Advisers, Federated Management, and Federated Research; Director, Federated Research Corp. and Federated Global Research Corp.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company; President and Trustee, Federated Shareholder Services; Director, Federated Securities Corp.; Executive Vice President and Secretary of the Funds; Treasurer of some of the Funds.

Richard B. Fisher
Federated Investors Tower
Pittsburgh, PA

Birthdate: May 17, 1923

Vice President

Executive Vice President and Trustee, Federated Investors; Chairman and Director, Federated Securities Corp.; President or Vice President of some of the Funds; Director or Trustee of some of the Funds.

* This Trustee is deemed to be an "interested person" as defined in the Investment Company Act of 1940.

@ Member of the Executive Committee. The Executive Committee of the Board of Trustees handles the responsibilities of the Board between meetings of the Board.

As referred to in the list of Trustees and Officers, "Funds" includes the following investment companies:

111 Corcoran Funds; Automated Government Money Trust; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; Cash Trust Series II; Cash Trust Series, Inc.; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; Federated Adjustable Rate U.S. Government Fund, Inc.; Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Core Trust; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated Government Trust; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated Investment Portfolios; Federated Investment Trust; Federated Master Trust; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities
Fund: 2-5 Years; Federated U.S. Government Securities Fund: 5-10 Years; Federated Utility Fund, Inc.; First Priority Funds; Fixed Income Securities, Inc.; High Yield Cash Trust; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty Term Trust, Inc.--1999; Liberty U.S. Government Money Market Trust; Liquid Cash Trust; Managed Series Trust; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Obligations Trust II; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; RIMCO Monument Funds; Targeted Duration Trust; Tax-Free Instruments Trust; The Planters Funds; The Virtus Funds; Trust for Financial Institutions; Trust for Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; Wesmark Funds; WCT Funds; and World Investment Series,
Inc.      SHARE OWNERSHIP     Officers and Trustees as a group own less than 1%
of the Fund.

As of March 2, 1998, the following shareholders of record owned 5% or more of the outstanding Institutional Shares of the Prime Value Obligations Fund:
Intermedia Communications Cap X, Tampa, FL, owned approximately 91,766,549 shares (10.35%); and Intermedia Communications Gen, Tampa, FL, owned approximately 44,759,579 shares (5.05%).

As of March 2, 1998, the following shareholders of record owned 5% or more of the outstanding Institutional Service Shares of the Prime Value Obligations
Fund: Hare & Co., New York, NY, owned approximately 23,322,874 shares (8.14%); William C. Eacho III, Warrenton, VA, owned approximately 23,238,231 shares (8.11%); and First Union National Bank, Charlotte, NC, owned approximately 14,459,193 shares (5.05%).

As of March 2, 1998, the following shareholders of record owned 5% or more of the outstanding Institutional Capital Shares of the Prime Value Obligations
Fund: Centex Corporation, Dallas, TX, owned approximately 20,269,516 shares (33.37%); World Airways, Herndon, VA, owned approximately 10,045,400 shares (16.54%); Norwest Investment Services, Inc., Minneapolis, MN, owned approximately 5,184,623 shares (8.54%); Onbank & Trust Co., Syracuse, NY, owned approximately 4,379,258 shares (7.21%); and Jordache Enterprises, New York, NY, owned approximately 3,348,560 shares (5.51%).

TRUSTEE COMPENSATION


                                 AGGREGATE
 NAME,                         COMPENSATION
 POSITION WITH                     FROM                      TOTAL COMPENSATION PAID
 FUND                             TRUST*#                       FROM FUND COMPLEX+
 John F. Donahue               $0            $0 for the Trust and
 Chairman and Trustee                        56 other investment companies in the Fund Complex
 Thomas G. Bigley              $2,123.12     $111,222 for the Trust and
 Trustee                                     56 other investment companies in the Fund Complex
 John T. Conroy, Jr.           $2,335.75     $122,362 for the Trust and
 Trustee                                     56 other investment companies in the Fund Complex
 Nicholas P. Constantakis++    $0            $0 for the Trust and
 Trustee                                     34 other investment companies in the Fund Complex
 William J. Copeland           $2,335.75     $122,362 for the Trust and
 Trustee                                     56 other investment companies in the Fund Complex
 J. Christopher Donahue        $0            $0 for the Trust and
 President and Trustee                       18 other investment companies in the Fund Complex
 James E. Dowd                 $2,335.75     $122,362 for the Trust and
 Trustee                                     56 other investment companies in the Fund Complex
 Lawrence D. Ellis, M.D.       $2,123.12     $111,222 for the Trust and
 Trustee                                     56 other investment companies in the Fund Complex
 Edward L. Flaherty, Jr.       $2,335.75     $122,362 for the Trust and
 Trustee                                     56 other investment companies in the Fund Complex
 Peter E. Madden               $2,123.12     $111,222 for the Trust and
 Trustee                                     56 other investment companies in the Fund Complex
 John E. Murray, Jr.           $2,123.12     $111,222 for the Trust and
 Trustee                                     56 other investment companies in the Fund Complex
 Wesley W. Posvar              $2,123.12     $111,222 for the Trust and
 Trustee                                     56 other investment companies in the Fund Complex
 Marjorie P. Smuts             $2,123.12     $111,222 for the Trust and
 Trustee                                     56 other investment companies in the Fund Complex

* Information is furnished for the fiscal year ended January 31, 1998.

# The aggregate compensation is provided for the Trust which is comprised of three portfolios.

+ The information is provided for the last calendar year.

++ Mr. Constantakis became a member of the Board of Trustees on February 23, 1998. He did not receive any fees as of the fiscal year end of the Trust.

TRUSTEE LIABILITY

The Declaration of Trust provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.

INVESTMENT ADVISORY SERVICES

INVESTMENT ADVISER

The Fund's investment adviser is Federated Management. It is a subsidiary of Federated Investors. All the voting securities of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, his wife, and his son, J. Christopher Donahue.

The adviser shall not be liable to the Trust, the Fund, or any shareholder of the Fund for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.
Prior to November 15, 1996, Lehman Brothers Global Asset Management (the "former
adviser"), New York, NY, served as the Fund's adviser.      ADVISORY FEES
For its advisory services, Federated Management receives an annual investment advisory fee as described in the prospectus. Prior to November 15, 1996, the former adviser served as the Fund's adviser. For the fiscal year ended January 31, 1998, and for the period from November 15, 1996 to January 31, 1997, Federated Management earned $1,821,778 and $202,835, respectively, of which $1,553,105 and $166,441, respectively, were waived. For the period from February 1, 1996 to November 14, 1996, and the fiscal year ended January 31, 1996, the former adviser earned $1,965,709 and $2,885,657, respectively, of which $733,340 and $0; and $0 and $0; respectively, were waived of advisory fees and reimbursement of expenses to maintain the Fund's operating expense ratios at
certain levels.      BROKERAGE TRANSACTIONS     When selecting brokers and
dealers to handle the purchase and sale of portfolio instruments, the adviser looks for prompt execution of the order at a favorable price. In working with dealers, the adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The adviser makes decisions on portfolio transactions and selects brokers and dealers subject to guidelines established by the Trustees. The adviser may select brokers and dealers who offer brokerage and research services. These services may be furnished directly to the Fund or to the adviser and may include: advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services provided by brokers and dealers may be used by the adviser or its affiliates in advising the Fund and other accounts. To the extent that receipt of these services may supplant services for which the adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The adviser and its affiliates exercise reasonable business judgment in selecting brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided. During the fiscal years ended January 31, 1998, 1997, and 1996, the
Fund paid no brokerage commissions.      Although investment decisions for the
Fund are made independently from those of the other accounts managed by the adviser, investments of the type the Fund may make may also be made by those other accounts. When the Fund and one or more other accounts managed by the adviser are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the adviser to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or disposed of by the Fund. In other cases, however, it is believed that coordination and the ability to participate in volume transactions will be to the benefit of the Fund.

OTHER SERVICES

FUND ADMINISTRATION

Federated Services Company, a subsidiary of Federated Investors, provides administrative personnel and services to the Fund for a fee as described in the prospectus. FDISG (the "former administrator"), a subsidiary of First Data Corporation, Boston, MA, served as the Fund's administrator prior to November 15, 1996. For the fiscal year ended January 31, 1998, and for the period from November 15, 1996 to January 31, 1997, Federated Services Company earned $687,478 and $78,894, respectively, of which $44,021 and $0, respectively, were waived. For the period from February 1, 1996 to November 14, 1996, and for the fiscal year ended January 31, 1996, the former administrator earned $757,667 and $2,885,657, respectively, of which $684,170 and $0; and $2,127,361 and $0, respectively, were waived of administration fees and reimbursement of expenses to maintain the Fund's operating expense ratios at certain levels.
CUSTODIAN AND PORTFOLIO ACCOUNTANT     State Street Bank and Trust Company,
Boston, MA, is custodian for the securities and cash of the Fund. Federated Services Company, Pittsburgh, PA, provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments. The fee paid for this service is based upon the level of the Fund's average net assets for the period
plus out-of-pocket expenses.      TRANSFER AGENT     Federated Services Company,
through its registered transfer agent, Federated Shareholder Services Company, maintains all necessary shareholder records. For its services, the transfer agent receives a fee based on the size, type, and number of accounts and
transactions made by shareholders.      INDEPENDENT AUDITORS     The independent
auditors for the Fund are Ernst & Young LLP, Pittsburgh, Pennsylvania. SHAREHOLDER SERVICES

This arrangement permits the payment of fees to Federated Shareholder Services to cause services to be provided which are necessary for the maintenance of shareholder accounts and to encourage personal services to shareholders by a representative who has knowledge of the shareholder's particular circumstances and goals. These activities and services may include but are not limited to providing office space, equipment, telephone facilities, and various clerical, supervisory, computer, and other personnel as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries; and assisting clients in changing dividend options, account designations, and addresses.

By adopting the Shareholder Services Agreement, the Trustees expect that the Fund will benefit by: (1) providing personal services to shareholders; (2) investing shareholder assets with a minimum of delay and administrative detail;
(3) enhancing shareholder recordkeeping systems; and (4) responding promptly to shareholders' requests and inquiries concerning their accounts.

For the fiscal year ended January 31, 1998, the Fund earned shareholder services fees in the amount of $379,108 and $66,766 for the Fund's Institutional Service Shares and Institutional Capital Shares, respectively, of which $0 and $40,060, respectively, were waived.

DETERMINING NET ASSET VALUE

The Trustees have decided that the best method for determining the value of portfolio instruments is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value. Accordingly, neither the amount of daily income nor the net asset value is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on Shares of the Fund computed by dividing the annualized daily income on the Fund's portfolio by the net asset value computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the opposite may be true.

The Fund's use of the amortized cost method of valuing portfolio instruments depends on its compliance with certain conditions in Rule 2a-7 (the "Rule") promulgated by the Securities and Exchange Commission under the Investment Company Act of 1940. Under the Rule, the Trustees must establish procedures reasonably designed to stabilize the net asset value per Share, as computed for purposes of distribution and redemption, at $1.00 per Share, taking into account current market conditions and the Fund's investment objective. The procedures include monitoring the relationship between the amortized cost value per Share and the net asset value per Share based upon available indications of market value. The Trustees will decide what, if any, steps should be taken if there is a difference of more than 0.5 of 1% between the two values. The Trustees will take any steps they consider appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining net asset value.

REDEMPTION IN KIND

The Fund is obligated to redeem Shares solely in cash up to $250,000 or 1% of the Fund's net asset value, whichever is less, for any one shareholder within a 90-day period. Any redemption beyond this amount will also be in cash unless the Trustees determine that further payments should be in kind. In such cases, the Fund will pay all or a portion of the remainder of the redemption in portfolio instruments valued in the same way as the Fund determines net asset value. The portfolio instruments will be selected in a manner that the Trustees deem fair and equitable. Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders who sell these securities could receive less than the redemption value and could incur certain transaction costs.

MASSACHUSETTS PARTNERSHIP LAW

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust. These documents require notice of this disclaimer to be given in each agreement, obligation, or instrument the Trust or its Trustees enter into or sign.

In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.

THE FUND'S TAX STATUS

To qualify for the special tax treatment afforded to regulated investment companies, the Fund must, among other requirements: derive at least 90% of its gross income from dividends, interest, and gains from the sale of securities; invest in securities within certain statutory limits; and distribute to its shareholders at least 90% of its net income earned during the year. PERFORMANCE INFORMATION

Performance depends upon such variables as: portfolio quality; average portfolio maturity; type of instruments in which the portfolio is invested; changes in interest rates; changes in expenses; and the relative amount of cash flow. To the extent that financial institutions and broker/dealers charge fees in connection with services provided in conjunction with an investment in Shares of the Fund, the performance will be reduced for those shareholders paying those fees.

YIELD

The yield is calculated based upon the seven days ending on the day of the calculation, called the "base period." This yield is computed by: determining the net change in the value of a hypothetical account with a balance of one Share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional Shares purchased with dividends earned from the original one Share and all dividends declared on the original and any purchased Shares; dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base period return; and multiplying the base period return by
365/7.     For the seven-day period ended January 31, 1998, the yield for
Institutional Shares was 5.58%.

For the seven-day period ended January 31, 1998, the yield for Institutional Service Shares was 5.33%.

For the seven-day period ended January 31, 1998, the yield for Institutional Capital Shares was 5.46%.

EFFECTIVE YIELD

The effective yield is calculated by compounding the unannualized base period return by: adding 1 to the base period return; raising the sum to the 365/7th
power; and subtracting 1 from the result.     For the seven-day period ended
January 31, 1998, the effective yield for Institutional Shares was 5.74%.

For the seven-day period ended January 31, 1998, the effective yield for Institutional Service Shares was 5.48%.

For the seven-day period ended January 31, 1998, the effective yield for Institutional Capital Shares was 5.61%.

TOTAL RETURN

Average annual total return is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the net asset value per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $1,000, adjusted over the period by any additional shares, assuming the
monthly reinvestment of all dividends and distributions.     For the one-year
period ended January 31, 1998, and for the period from February 8, 1993 (date of initial public investment) through January 31, 1998, the average annual total returns were 5.68% and 5.00%, respectively, for Institutional Shares. For the one-year period ended January 31, 1998, and for the period from September 2, 1993 (date of initial public offering) through January 31, 1998, the average annual total returns were 5.41% and 4.96%, respectively, for Institutional Service Shares. For the one-year period ended January 31, 1998, and for the period from October 6, 1994 (date of initial public offering) through January 31, 1998, the average annual total returns were 5.55% and 4.85%, respectively,
for Institutional Capital Shares.      PERFORMANCE COMPARISONS

Investors may use financial publications and/or indices to obtain a more complete view of the Fund's performance. When comparing performance, investors should consider all relevant factors such as the composition of any index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:

* LIPPER ANALYTICAL SERVICES, INC., ranks funds in various fund categories based on total return, which assumes the reinvestment of all income dividends and capital gains distributions, if any.

* IBC/DONOGHUE'S MONEY FUND REPORT publishes annualized yields of money market funds weekly. Donoghue's Money Market Insight publication reports monthly and 12-month-to-date investment results for the same money funds.

* MONEY, a monthly magazine, regularly ranks money market funds in various categories based on the latest available seven-day effective yield.

* BANK RATE MONITOR(C) NATIONAL INDEX, Miami Beach, Florida, published weekly, is an average of the interest rates of personal money market deposit accounts at ten of the largest banks and thrifts in each of the five largest Standard Metropolitan Statistical Areas. If more than one rate is offered, the lowest rate is used. Account minimums and compounding methods may vary.

Advertising and other promotional literature may include charts, graphs, and other illustrations using the Fund's returns, or returns in general, that demonstrate basic investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment. In addition, the Fund can compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, such as bank savings accounts, certificates of deposit, and Treasury bills.

ECONOMIC AND MARKET INFORMATION

Advertising and sales literature for the Fund may include discussions of economic, financial, and political developments and their effect on the securities market. Such discussions may take the form of commentary on these developments by portfolio managers and their views and analysis on how such developments could affect the funds. In addition, advertising and sales literature may quote statistics and give general information about the mutual fund industry, including the growth of the industry, from sources such as the
Investment Company Institute.      ABOUT FEDERATED INVESTORS

Federated Investors is dedicated to meeting investor needs which is reflected in its investment decision making --structured, straightforward, and consistent. This has resulted in a history of competitive performance with a range of competitive investment products that have gained the confidence of thousands of clients and their customers.

The company's disciplined security selection process is firmly rooted in sound methodologies backed by fundamental and technical research. Investment decisions are made and executed by teams of portfolio managers, analysts, and traders dedicated to specific market sectors. These traders handle trillions of dollars
in annual trading volume.     In the money market sector, Federated Investors
gained prominence in the mutual fund industry in 1974 with the creation of the first institutional money market fund. Simultaneously, the company pioneered the use of the amortized cost method of accounting for valuing shares of money market funds, a principal means used by money managers today to value money market fund shares. Other innovations include the first institutional tax-free money market fund. As of December 31, 1997, Federated Investors managed more than $63.1 billion in assets across 51 money market funds, including 18 government, 11 prime, and 22 municipal with assets approximating $35.0 billion,
$17.1 billion, and $10.9 billion, respectively.      J. Thomas Madden, Executive
Vice President, oversees Federated Investors' equity and high yield corporate bond management while William D. Dawson, Executive Vice President, oversees Federated Investors' domestic fixed income management. Henry A. Frantzen, Executive Vice President, oversees the management of Federated Investors' international and global portfolios.

MUTUAL FUND MARKET

Thirty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $4.4 trillion to the more than 6,700 funds available.* Federated Investors, through its subsidiaries, distributes mutual funds for a variety of investment applications. Specific markets include:

INSTITUTIONAL CLIENTS

Federated Investors meets the needs of approximately 900 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of applications, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax-exempt entities, foundations/endowments, insurance companies, and investment and financial advisors. The marketing effort to these institutional clients is headed by John
B. Fisher, President, Institutional Sales Division.

BANK MARKETING

Other institutional clients include close relationships with more than 1,600 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated funds in their clients' portfolios. The marketing effort to trust clients is headed by Timothy C. Pillion, Senior Vice President, Bank Marketing & Sales.

BROKER/DEALERS AND BANK BROKER/DEALER SUBSIDIARIES

Federated funds are available to consumers through major brokerage firms nationwide--we have over 2,200 broker/dealer and bank broker/dealer relationships across the country--supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned it high ratings in several surveys performed by DALBAR, Inc. DALBAR is recognized as the industry benchmark for service quality measurement. The marketing effort to these firms is headed by James F. Getz, President, Federated Securities Corp.

* Source: Investment Company Institute

APPENDIX

STANDARD AND POOR'S LONG-TERM DEBT RATINGS

AAA-- Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA-- Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

A-- Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB-- Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

Plus (+) or Minus (-): The rating of "AA" may be modified by the addition of a plus or minus sign to show relative standing within this rating category.

MOODY'S INVESTORS SERVICE, INC. LONG-TERM DEBT RATINGS

AAA-- Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA-- Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A-- Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

BAA-- Bonds which are rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.

CON. (--)-- Municipal Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operation experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

Moody's applies numerical modifiers 1, 2, and 3 in generic classification of "Aa" in its corporate bond rating system. The modifier 1 indicates that the company ranks in the higher end of its generic rating category, the modifier 2 indicates a mid-range ranking, and the modifier 3 indicates that the company ranks at the lower end of its generic rating category.

Those municipal bonds in the "Aa" to "B" groups which Moody's believes possess the strongest investment attributes are designated by the symbols "Aa1," "A1,"
"Baa1," "Ba1," and "B1."     FITCH IBCA, INC. LONG-TERM DEBT RATINGS      AAA--
Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA-- Bonds considered to be investment grade and of very high quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

A-- Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB-- Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds and, therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

NR-- NR indicates that Fitch does not rate the specific issue.

Plus (+) or Minus (-): Plus or minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the AAA category.

To provide more detailed indications of credit quality, the Fitch ratings from and including "AA" or "C" may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within these major rating categories.

DUFF & PHELPS CREDIT RATING CO. LONG-TERM DEBT RATINGS

AAA-- Highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

AA+, AA, AA- -- High credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

A+, A, A- -- Protection factors are average but adequate. However, risk factors are more variable and greater in periods of economic stress.

BBB+, BBB, BBB- -- Below-average protection factors but still considered sufficient for prudent investment. Considerable variability in risk during economic cycles.

THOMSON BANKWATCH LONG-TERM DEBT RATINGS

Thomson BankWatch assesses the likelihood of an untimely repayment of principal or interest over the term to maturity of long-term debt and preferred stock which are issued by United States commercial banks, thrifts, and non-bank banks; non-United States banks; and broker-dealers. The following summarizes the two highest rating categories used by Thomson BankWatch for long-term debt ratings:

"AAA"-- This designation represents the highest category assigned by Thomson BankWatch to long-term debt and indicates that the ability to repay principal and interest on a timely basis is very high

"AA"-- This designation indicates a superior ability to repay principal and interest on a timely basis with limited incremental risk versus issues rated in the highest category.

"A"-- This designation indicates the ability to repay principal and interest is strong. Issues rated "A" could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

Plus (+) or Minus (-): The ratings may include a plus or minus sign designation which indicates where within the respective category the issue is placed. MOODY'S INVESTORS SERVICE, INC. COMMERCIAL PAPER RATINGS PRIME-1-- Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:

* Leading market positions in well established industries.

* High rates of return on funds employed.

* Conservative capitalization structure with moderate reliance on debt and ample asset protection.

* Broad margins in earning coverage of fixed financial charges and high internal cash generation.

* Well established access to a range of financial markets and assured sources of alternate liquidity.

PRIME-2-- Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is
maintained.     STANDARD AND POOR'S COMMERCIAL PAPER RATINGS      A-1-- This
designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2-- Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for
issues designated A-1.     FITCH IBCA, INC. COMMERCIAL PAPER RATING DEFINITIONS
     FITCH-1-- (Highest Grade) Commercial paper assigned this rating is regarded as having the strongest degree of assurance for timely payment.

FITCH-2-- (Very Good Grade) Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than the strongest issues.

Fitch may also use the symbol "LOC" with its short-term ratings to indicate that the rating is based upon a letter of credit issued by a commercial bank.

DUFF & PHELPS CREDIT RATING CO. COMMERCIAL PAPER RATING DEFINITIONS

The two highest rating categories of Duff & Phelps for investment grade commercial paper are "D-1" and "D-2." Duff & Phelps employs three designations, "D-1+," "D-1" and "D-1-," within the highest rating category. The following summarizes the two highest rating categories used by Duff & Phelps for commercial paper:

"D-1+"-- Debt possesses highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

"D-1"-- Debt possesses very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors.
Risk factors are minor.

"D-1-"-- Debt possesses high certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

"D-2"-- Debt possesses good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good.
Risk factors are small.

THOMSON BANKWATCH COMMERCIAL PAPER RATING DEFINITIONS

Thomson BankWatch short-term ratings assess the likelihood of an untimely payment of principal or interest of debt having a maturity of one year or less. The following summarizes the two highest ratings used by Thomson BankWatch:

"TBW-1"-- This designation represents Thomson BankWatch's highest rating category and indicates a very high degree of likelihood that principal and interest will be paid on a timely basis.

"TBW-2"-- This designation indicates that while the degree of safety regarding timely payment of principal and interest is strong, the relative degree of
safety is not as high a for issues rated "TBW-1."     STANDARD AND POOR'S
MUNICIPAL NOTE RATINGS      An S&P rating reflects the liquidity factors and
market access risks unique to notes due in the three years or less. The following summarizes the two highest rating categories used by Standard & Poor's Corporation for municipal notes:

"SP-1"-- The issuers of these municipal notes exhibit strong capacity to pay principal and interest. Those issues determined to possess a very strong capacity to pay are given a plus (+) designation.

"SP-2"-- The issuers of these municipal notes exhibit satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

MOODY'S INVESTORS SERVICE, INC. MUNICIPAL NOTE RATINGS

Moody's ratings for state and municipal notes and other short-term loans are designated Moody's Investment Grade ("MIG"). Such ratings recognize the differences between short-term credit risk and long-term risk. A short-term rating may also be assigned on an issue having a demand feature. Such ratings will be designated as "VMIG." The following summarizes the two highest ratings
used by Moody's for short-term notes:      "MIG-1"/"VMIG-1"-- This designation
denotes best quality. There is strong protection by established cash flows, superior liquidity support, or demonstrated broad-based access to the market for refinancing.

"MIG-2"/"VMIG-2"-- This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

Duff & Phelps and Fitch use the short-term ratings described under Commercial Paper Ratings for municipal notes.



PRIME CASH OBLIGATIONS FUND

(A Portfolio of Money Market Obligations Trust II)

Institutional Shares

PROSPECTUS

The Institutional Shares of Prime Cash Obligations Fund (the "Fund") offered by this prospectus represent interests in a portfolio of Money Market Obligations Trust II (the "Trust"), an open-end management investment company (a mutual fund). The Fund invests in short-term money market securities to achieve current income consistent with stability of principal and liquidity.

THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT ENDORSED OR GUARANTEED BY ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THESE SHARES INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL. THE FUND ATTEMPTS TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE; THERE CAN BE
NO ASSURANCE THAT THE FUND WILL BE ABLE TO DO SO.      This prospectus contains
the information you should read and know before you invest in the Fund. Keep
this prospectus for future reference.     The Fund has also filed a Statement of
Additional Information dated March 31, 1998, with the Securities and Exchange Commission ("SEC"). The information contained in the Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Statement of Additional Information or a paper copy of this prospectus, if you have received your prospectus electronically, free of charge by calling 1-800-341-7400. To obtain other information, or make inquiries about the Fund, contact the Fund at the address listed in the back of this prospectus. The Statement of Additional Information, material incorporated by reference into this document, and other information regarding the Fund is maintained electronically with the SEC at Internet Web site (http://www.sec.gov).
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY
IS A CRIMINAL OFFENSE.     Prospectus dated March 31, 1998

TABLE OF CONTENTS

 Summary of Company Expenses 1 Financial Highlights--Institutional Shares 2 General Information 3 Investment Information 3 Investment Objective 3 Investment Policies 3 Investment Risks 5 Investment Limitations 5 Fund Information 6 Management of the Fund 6 Distribution of Institutional Shares 6 Administration of the Fund 7 Net Asset Value 7 How to Purchase Shares 7 Purchasing Shares by Wire 7 Purchasing Shares by Check 7 Invest-by-Phone 7 How to Redeem Shares 8 Redeeming Shares by Telephone 8 Redeeming Shares by Mail 8 Account and Share Information 8 Dividends 8 Capital Gains 8 Account Activity 9 Accounts with Low Balances 9 Voting Rights 9 Tax Information 9 Federal Income Tax 9 State and Local Taxes 9 Other Classes of Shares 9 Performance Information 9 Financial Highlights--Institutional Capital Shares 10 Financial Highlights--Institutional Service Shares 11 Financial Statements 12 Report of Ernst & Young LLP, Independent Auditors 24

SUMMARY OF FUND EXPENSES

                                        INSTITUTIONAL SHARES
                                SHAREHOLDER TRANSACTION EXPENSES

Maximum Sales Charge Imposed on Purchases (as a percentage of offering price                    None
Maximum Sales Charge Imposed on Reinvested Dividends (as a percentage of offering price         None
Contingent Deferred Sales Charge (as a percentage of original purchase price
or redemption proceeds, as applicable)                                                          None
Redemption Fee (as a percentage of amount redeemed, if applicable)                              None
Exchange Fee                                                                                    None
                                          ANNUAL OPERATING EXPENSES
                                  (As a percentage of average net assets)
Management Fee (after waiver)(1)                                                                0.08%
12b-1 Fee                                                                                       None
Total Other Expenses                                                                            0.10%
  Shareholder Services Fee(2)                                                           0.00%
Total Operating Expenses(3)                                                                     0.18%

(1) The management fee has been reduced to reflect the voluntary waiver of a portion of the management fee. The adviser can terminate this voluntary waiver at any time at its sole discretion. The maximum management fee is 0.20%.

(2) Institutional Shares has no present intention of paying or accruing the shareholder services fee during the fiscal year ending January 31, 1999. If Institutional Shares were paying or accruing the shareholder services fee, Institutional Shares would be able to pay up to 0.25% of its average daily net assets for the shareholder services fee. See "Fund Information."

(3) The total operating expenses would have been 0.30% absent the voluntary waiver of a portion of the management fee.

The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of Institutional Shares of the Fund will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see "Fund Information." Wire-transferred redemptions of less than $5,000 may be subject to additional fees.

 EXAMPLE
 You would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.

1 Year                                                      $ 2
3 Years                                                     $ 6
5 Years                                                     $10
10 Years                                                    $23

THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

FINANCIAL HIGHLIGHTS--INSTITUTIONAL SHARES

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Reference is made to the Report of Ernst & Young LLP, Independent Auditors on page 24.

                                                             YEAR ENDED JANUARY 31,
                                                   1998      1997        1996        1995      1994(A)
 NET ASSET VALUE, BEGINNING OF PERIOD            $ 1.00     $ 1.00      $ 1.00      $ 1.00      $ 1.00
 INCOME FROM INVESTMENT OPERATIONS
   Net investment income                           0.06       0.05        0.06        0.04        0.03
 LESS DISTRIBUTIONS
   Distributions from net investment income       (0.06)     (0.05)      (0.06)      (0.04)      (0.03)
 NET ASSET VALUE, END OF PERIOD                  $ 1.00     $ 1.00      $ 1.00      $ 1.00      $ 1.00
 TOTAL RETURN(B)                                   5.61%      5.38%       6.08%       4.52%       3.14%
 RATIOS TO AVERAGE NET ASSETS
   Expenses                                        0.18%      0.18%       0.17%       0.12%      0.11%*
   Net investment income                           5.44%      5.25%       5.90%       4.30%      3.16%*
   Expense waiver/reimbursement(c)                 0.12%      0.14%       0.08%       0.13%      0.22%*
 SUPPLEMENTAL DATA
   Net assets, end of period (000 omitted)   $1,100,620 $1,572,912  $3,919,186  $1,538,802 $2,866,353

* Computed on an annualized basis.

(a) Reflects operations for the period from February 8, 1993 (date of initial public investment) to January 31, 1994.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

GENERAL INFORMATION

The Trust was established as a Massachusetts business trust under a Declaration of Trust dated November 16, 1992. The Declaration of Trust permits the Trust to offer separate series of shares representing interests in separate portfolios of securities. The shares in any one portfolio may be offered in separate classes. With respect to this Fund, as of the date of this prospectus, the Board of Trustees (the "Trustees") has established three classes of shares known as Institutional Shares, Institutional Service Shares, and Institutional Capital Shares. This prospectus relates only to Institutional Shares of the Fund, which are designed primarily for entities holding shares in an agency or fiduciary capacity, financial institutions, financial intermediaries, and institutional investors as a convenient means of accumulating an interest in a professionally managed portfolio investing in short-term money market securities. A minimum
initial investment of $1,000,000 over a one-year period is required.      The
Fund attempts to stabilize the value of a share at $1.00. Shares are currently sold and redeemed at that price.

INVESTMENT INFORMATION

INVESTMENT OBJECTIVE

The investment objective of the Fund is current income consistent with stability of principal and liquidity. This investment objective may be changed by the Trustees without shareholder approval. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by complying with the diversification and other requirements of Rule 2a-7 under the Investment Company Act of 1940 which regulates money market mutual funds and by following
the investment policies described in this prospectus.      INVESTMENT POLICIES
    The Fund pursues its investment objective by investing in a portfolio of money market securities maturing in 13 months or less. The average maturity of the securities in the Fund's portfolio, computed on a dollar-weighted basis, will be 90 days or less. Unless indicated otherwise, the investment policies may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in these policies becomes effective.
ACCEPTABLE INVESTMENTS     The Fund invests in high-quality money market
instruments that are either rated in the highest short-term rating category by one or more nationally recognized statistical rating organizations ("NRSROs") or are of comparable quality to securities having such ratings. Examples of these instruments include, but are not limited to:
   * domestic issues of corporate debt obligations, including variable rate demand notes;
   * commercial paper (including Canadian Commercial Paper and Europaper); * certificates of deposit, demand and time deposits, bankers' acceptances and other instruments of domestic and foreign banks and other deposit institutions ("Bank Instruments");
   * short-term credit facilities;
   * asset-backed securities;
   * obligations issued or guaranteed as to payment of principal and interest by the U.S. government or one of its agencies or instrumentalities;
   * other money market instruments; and
   * obligations issued by state and local government agencies.

The Fund invests only in instruments denominated and payable in U.S.
dollars.

   VARIABLE RATE DEMAND NOTES

   Variable rate demand notes are long-term debt instruments that have variable or floating interest rates and provide the Fund with the right to tender the security for repurchase at its stated principal amount plus accrued interest. Such securities typically bear interest at a rate that is intended to cause the securities to trade at par. The interest rate may float or be adjusted at regular intervals (ranging from daily to annually), and is normally based on a published interest rate or interest rate index. Most variable rate demand notes allow the Fund to demand the repurchase of the security on not more than seven days prior notice. Other notes only permit the Fund to tender the security at the time of each interest rate adjustment or at other fixed intervals. See "Demand Features." The Fund treats variable rate demand notes as maturing on the later of the date of the next interest rate adjustment or the date on which the Fund may next tender the security for repurchase.

   BANK INSTRUMENTS

   The Fund only invests in Bank Instruments either issued by an institution having capital, surplus and undivided profits over $100 million, or insured by the Bank Insurance Fund or the Savings Association Insurance Fund. Bank Instruments may include Eurodollar Certificates of Deposit ("ECDs"), Yankee Certificates of Deposit ("Yankee CDs") and Eurodollar Time Deposits ("ETDs"). The Fund will treat securities credit enhanced with a bank's letter of credit as Bank Instruments.

   ASSET-BACKED SECURITIES

   Asset-backed securities are securities issued by special purpose entities whose primary assets consist of a pool of loans or accounts receivable. The securities may take the form of beneficial interests in special purpose trusts, limited partnership interests, or commercial paper or other debt securities issued by a special purpose corporation. Although the securities often have some form of credit or liquidity enhancement, payments on the securities depend predominantly upon collections of the loans and receivables held by the issuer.

   SHORT-TERM CREDIT FACILITIES

   The Fund may enter into, or acquire participations in, short-term borrowing arrangements with corporations, consisting of either a short-term revolving credit facility or a master note agreement payable upon demand. Under these arrangements, the borrower may reborrow funds during the term of the facility. The Fund treats any commitments to provide such advances as a standby commitment to purchase the borrower's notes.

REPURCHASE AGREEMENTS

Certain securities in which the Fund invests may be purchased pursuant to repurchase agreements. Repurchase agreements are arrangements in which banks, broker/dealers, and other recognized financial institutions sell securities to the Fund and agree at the time of sale to repurchase them at a mutually agreed-upon time and price. To the extent that the seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities.

REVERSE REPURCHASE AGREEMENTS

The Fund may also enter into reverse repurchase agreements. These transactions are similar to borrowing cash. In a reverse repurchase agreement, the Fund transfers possession of a portfolio instrument in return for a percentage of the instrument's market value in cash and agrees that on a stipulated date in the future the Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate. The use of reverse repurchase agreements may enable the Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but does not ensure this result. However, liquid assets of the Fund, in a dollar amount sufficient to make payment for the securities to be purchased, are: segregated on the Fund's records at the trade date; marked to market daily; and maintained until the transaction is settled.

CREDIT ENHANCEMENT

Certain of the Fund's acceptable investments may be credit-enhanced by a guaranty, letter of credit, or insurance. Any bankruptcy, receivership, default, or change in the credit quality of the party providing the credit enhancement will adversely affect the quality and marketability of the underlying security and could cause losses to the Fund and affect its share price.

DEMAND FEATURES

The Fund may acquire securities that are subject to puts and standby commitments ("demand features") to purchase the securities at their principal amount (usually with accrued interest) within a fixed period (usually seven days) following a demand by the Fund. The demand feature may be issued by the issuer of the underlying securities, a dealer in the securities, or by another third party, and may not be transferred separately from the underlying security. The Fund uses these arrangements to provide the Fund with liquidity and not to protect against changes in the market value of the underlying securities. The bankruptcy, receivership, or default by the issuer of the demand feature, or a default on the underlying security or other event that terminates the demand feature before its exercise, will adversely affect the liquidity of the underlying security. Demand features that are exercisable even after a payment default on the underlying security may be treated as a form of credit enhancement.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Fund may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices.

The Fund may dispose of a commitment prior to settlement if the adviser deems it appropriate to do so. In addition, the Fund may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Fund may realize short-term profits or losses upon the sale of such commitments.

LENDING OF PORTFOLIO SECURITIES

In order to generate additional income, the Fund may lend its portfolio securities on a short-term or long-term basis, or both, to broker/dealers, banks, or other institutional borrowers of securities. The Fund will only enter into loan arrangements with broker/dealers, banks, or other institutions which the adviser has determined are creditworthy under guidelines established by the Fund's Trustees and will receive collateral at all times equal to at least 100% of the value of the securities loaned. There is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price. In addition, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the
securities may be delayed pending court action.      RESTRICTED AND ILLIQUID
SECURITIES

The Fund may invest in restricted securities. Restricted securities are any securities in which the Fund may invest pursuant to its investment objective and policies but which are subject to restrictions on resale under federal securities law. Under criteria established by the Trustees, certain restricted securities are determined to be liquid. To the extent that restricted securities are not determined to be liquid the Fund will limit their purchase, together with other illiquid securities, including non-negotiable time deposits, and repurchase agreements providing for settlement in more than seven days after notice to 10% of its net assets.

INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES

The Fund may invest its assets in securities of other investment companies as an efficient means of carrying out its investment policies. It should be noted that investment companies incur certain expenses, such as management fees, and, therefore, any investment by the Fund in shares of other investment companies may be subject to such duplicate expenses.

INVESTMENT RISKS

ECDs, ETDs, Yankee CDs, Canadian Commercial Paper, and Europaper are subject to different risks than domestic obligations of domestic banks or corporations. Examples of these risks include international economic and political developments, foreign governmental restrictions that may adversely affect the payment of principal or interest, foreign withholding or other taxes on interest income, difficulties in obtaining or enforcing a judgment against the issuing entity, and the possible impact of interruptions in the flow of international currency transactions. Risks may also exist for ECDs, ETDs, and Yankee CDs because the banks issuing these instruments, or their domestic or foreign branches, are not necessarily subject to the same regulatory requirements that apply to domestic banks, such as reserve requirements, loan limitations, examinations, accounting, auditing, recordkeeping, and the public availability of information. These factors will be carefully considered by the Fund's adviser in selecting investments for the Fund.

INVESTMENT LIMITATIONS

The Fund may not:

   * borrow money, except that the Fund may (i) borrow money for temporary or emergency purposes (not for leveraging or investment) from banks, or subject to specific authorization by the SEC, from funds advised by the adviser or an affiliate of the adviser, and (ii) engage in reverse repurchase agreements; provided that (i) and (ii) in combination do not exceed one-third of the value of the Fund's total assets (including the amount borrowed) less liabilities (other than borrowings). The Fund may not mortgage, pledge or hypothecate any assets except in connection with such borrowings and reverse repurchase agreements and then only in amounts not exceeding one-third of the value of the Fund's total assets at the time of such borrowing; or

   * purchase any securities which would cause 25% or more of the value of its total assets at the time of such purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, (unless the Fund is in a temporary defensive position); provided that there is no limitation with respect to investments in U.S. government securities or, in bank instruments issued by domestic banks.

The above investment limitations cannot be changed without shareholder approval.

FUND INFORMATION

MANAGEMENT OF THE FUND

BOARD OF TRUSTEES

The Fund is managed by a Board of Trustees. The Trustees are responsible for managing the Fund's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. An Executive Committee of the Board of Trustees handles the Board's responsibilities between meetings of the Board.

INVESTMENT ADVISER

Investment decisions for the Fund are made by Federated Management, the Fund's investment adviser, subject to direction by the Trustees. The adviser continually conducts investment research and supervision for the Fund and is responsible for the purchase and sale of portfolio instruments.

   ADVISORY FEES

   The adviser receives an annual investment advisory fee equal to 0.20% of the Fund's average daily net assets. The adviser may voluntarily choose to waive a portion of its fee or reimburse other expenses of the Fund, but reserves the right to terminate such waiver or reimbursement at any time at its sole discretion.

   ADVISER'S BACKGROUND

   Federated Management, a Delaware business trust, organized on April 11, 1989, is a registered investment adviser under the Investment Advisers Act of 1940. It is a subsidiary of Federated Investors. All of the Class A (voting) shares of Federated Investors are owned by a trust, the trustees of which are John
   F. Donahue, Chairman and Trustee of Federated Investors, Mr. Donahue's wife, and Mr. Donahue's son, J. Christopher Donahue, who is President and Trustee of Federated Investors.

   Federated Management and other subsidiaries of Federated Investors serve as investment advisers to a number of investment companies and private accounts. Certain other subsidiaries also provide administrative services to a number of investment companies. With over $120 billion invested across more than 300 funds under management and/or administration by its subsidiaries, as of December 31, 1997, Federated Investors is one of the largest mutual fund investment managers in the United States. With more than 2,000 employees, Federated continues to be led by the management who founded the company in 1955. Federated funds are presently at work in and through approximately 4,000 financial institutions nationwide.

Both the Trust and the adviser have adopted strict codes of ethics governing the conduct of all employees who manage the Fund and its portfolio securities. These codes recognize that such persons owe a fiduciary duty to the Fund's shareholders and must place the interests of shareholders ahead of the employees' own interests. Among other things, the codes: require preclearance and periodic reporting of personal securities transactions; prohibit personal transactions in securities being purchased or sold, or being considered for purchase or sale, by the Fund; prohibit purchasing securities in initial public offerings; and prohibit taking profits on securities held for less than sixty days. Violations of the codes are subject to review by the Trustees, and could result in severe penalties.

DISTRIBUTION OF INSTITUTIONAL SHARES

Federated Securities Corp. is the principal distributor for Institutional Shares of the Fund. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors.

SHAREHOLDER SERVICES

The Fund has entered into a Shareholder Services Agreement with Federated Shareholder Services, a subsidiary of Federated Investors, under which the Fund may make payments up to 0.25% of the average daily net asset value of its shares, computed at an annual rate, to obtain certain personal services for shareholders and to maintain shareholder accounts. From time to time and for such periods as deemed appropriate, the amount stated above may be reduced voluntarily. Under the Shareholder Services Agreement, Federated Shareholder Services will either perform shareholder services directly or will select financial institutions to perform shareholder services. Financial institutions will receive fees based upon shares owned by their clients or customers. The schedules of such fees and the basis upon which such fees will be paid will be determined from time to time by the Fund and Federated Shareholder Services.

Currently, Institutional Shares are accruing no shareholder services fees.

SUPPLEMENTAL PAYMENTS TO FINANCIAL INSTITUTIONS

In addition to payments made pursuant to the Shareholder Services Agreement, Federated Securities Corp. and Federated Shareholder Services, from their own assets, may pay financial institutions supplemental fees for the performance of substantial sales services, distribution-related support services, or shareholder services. The support may include sponsoring sales, educational and training seminars for their employees, providing sales literature, and engineering computer software programs that emphasize the attributes of the Fund. Such assistance will be predicated upon the amount of shares the financial institution sells or may sell, and/or upon the type and nature of sales or marketing support furnished by the financial institution. Any payments made by the distributor may be reimbursed by the Fund's investment adviser or its affiliates.

ADMINISTRATION OF THE FUND

ADMINISTRATIVE SERVICES

Federated Services Company, a subsidiary of Federated Investors, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund at an annual rate which relates to the average aggregate daily net assets of all funds advised by affiliates of Federated Investors specified below:

 MAXIMUM         AVERAGE AGGREGATE
   FEE            DAILY NET ASSETS

 0.150%      on the first $250 million
 0.125%       on the next $250 million
 0.100%       on the next $250 million
 0.075% on assets in excess of $750 million

The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of shares. Federated Services Company may choose voluntarily to waive a portion of its fee.

NET ASSET VALUE

The Fund attempts to stabilize the net asset value of shares at $1.00 by valuing the portfolio securities using the amortized cost method. The net asset value per share is determined by subtracting liabilities attributable to Institutional Shares from the value of Fund assets attributable to Institutional Shares, and dividing the remainder by the number of Institutional Shares outstanding. The Fund cannot guarantee that its net asset value will always remain at $1.00 per
share.     The net asset value is determined at 12:00 noon, 3:00 p.m. (Eastern time), and as of the close of trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange, Monday through Friday, except on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence
Day, Labor Day, Thanksgiving Day, and Christmas Day.      HOW TO PURCHASE SHARES

Shares are sold at their net asset value, without a sales charge, next determined after an order is received, on days on which the New York Stock Exchange is open for business. Shares may be purchased either by wire or by check. The Fund reserves the right to reject any purchase request.

To make a purchase, open an account by calling Federated Securities Corp. Information needed to establish the account will be taken by telephone. The minimum initial investment is $1,000,000. However, an account may be opened with a smaller amount as long as the minimum is reached within one year of opening the account. Financial institutions may impose different minimum investment requirements on their customers.

PURCHASING SHARES BY WIRE

Shares may be purchased by Federal Reserve wire by calling the Fund before 3:00 p.m. (Eastern time) to place an order. The order is considered received immediately. Payment by federal funds must be received before 3:00 p.m. (Eastern time) that day. Federal funds should be wired as follows: Federated Shareholder Services Company, c/o State Street Bank and Trust Company, Boston, MA;
Attention: EDGEWIRE; For Credit to: Prime Cash Obligations Fund--Institutional Shares; Fund Number (this number can be found on the account statement or by contacting the Fund); Group Number or Order Number; Nominee or Institution Name; and ABA Number 011000028. Shares cannot be purchased by wire on holidays when wire transfers are restricted. Questions on wire purchases should be directed to your shareholder services representative at the telephone number listed on your account statement.

PURCHASING SHARES BY CHECK

Shares may be purchased by sending a check to Federated Shareholder Services Company, P.O. Box 8600, Boston, MA 02266-8600. The check should be made payable to: Prime Cash Obligations Fund--Institutional Shares. Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received), and shares begin earning dividends the next day.

INVEST-BY-PHONE

Once an account has been opened, a shareholder may use invest-by-phone for investments if an authorization form has been filed with Federated Shareholder Services Company, the transfer agent for shares of the Fund. Approximately two weeks after sending the form to Federated Shareholder Services Company, the shareholder may call Federated Shareholder Services Company to purchase shares. Federated Shareholder Services Company will send a request for monies to the shareholder's commercial bank, savings bank, or credit union ("bank") via the Automated Clearing House. The shareholder's bank, which must be an Automated Clearing House member, will then forward the monies to Federated Shareholder Services Company. The purchase is normally entered the next business day after the initial phone request. For further information and an application, call the Fund.

HOW TO REDEEM SHARES

Shares are redeemed at their net asset value next determined after Federated Shareholder Services Company receives the redemption request. Redemptions will be made on days on which the Fund computes its net asset value. Redemption requests must be received in proper form and can be made as described below.

REDEEMING SHARES BY TELEPHONE

Redemptions in any amount may be made by calling the Fund provided the Fund has a properly completed authorization form. These forms can be obtained from Federated Securities Corp. Proceeds from redemption requests received before 3:00 p.m. (Eastern time) will be wired the same day to the shareholder's account at a domestic commercial bank which is a member of the Federal Reserve System, but will not include that day's dividend. Proceeds from redemption requests received after that time include that day's dividend but will be wired the following business day. Proceeds from redemption requests on holidays when wire transfers are restricted will be wired the following business day. Questions about telephone redemptions on days when wire transfers are restricted should be directed to your shareholder services representative at the telephone number listed on your account statement.

Telephone instructions may be recorded and if reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or
fraudulent telephone instructions.     In the event of drastic economic or
market changes, a shareholder may experience difficulty in redeeming by telephone. If this occurs, "Redeeming Shares by Mail" should be considered. If at any time the Fund shall determine it necessary to terminate or modify the telephone redemption privilege, shareholders would be promptly notified. REDEEMING SHARES BY MAIL

Shares may be redeemed in any amount by mailing a written request to: Federated Shareholder Services Company, P.O. Box 8600, Boston, MA 02266-8600. If share certificates have been issued, they should be sent unendorsed with the written request by registered or certified mail to the address noted above.

The written request should state: the Fund name and the class designation; the account name as registered with the Fund; the account number; and the number of shares to be redeemed or the dollar amount requested. All owners of the account must sign the request exactly as the shares are registered. Normally, a check for the proceeds is mailed within one business day, but in no event more than seven days, after the receipt of a proper written redemption request. Dividends are paid up to and including the day that a redemption request is processed.

Shareholders requesting a redemption of any amount to be sent to an address other than that on record with the Fund or a redemption payable other than to the shareholder of record must have their signatures guaranteed by a commercial or savings bank, trust company or savings association whose deposits are insured by an organization which is administered by the Federal Deposit Insurance Corporation; a member firm of a domestic stock exchange; or any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934. The Fund does not accept signatures guaranteed by a notary public.

ACCOUNT AND SHARE INFORMATION

DIVIDENDS

Dividends are declared daily and paid monthly. Dividends are automatically reinvested on payment dates in additional shares of the Fund unless cash payments are requested by writing to the Fund. Shares purchased by wire before 3:00 p.m. (Eastern time) begin earning dividends that day. Shares purchased by check begin earning dividends the day after the check is converted into federal funds.

CAPITAL GAINS

The Fund does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund will distribute in cash or additional shares any realized net long-term capital gains at least once every 12 months.

ACCOUNT ACTIVITY

Shareholders will receive periodic statements reporting all account activity, including dividends paid. The Fund will not issue share certificates.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, the Fund may redeem shares in any account, except accounts maintained by retirement plans, and pay the proceeds to the shareholder if the account balance falls below a required minimum value of $1,000,000 due to shareholder redemptions. Before shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional shares to meet the minimum requirement.

VOTING RIGHTS

Each share of the Trust owned by a shareholder gives that shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All shares of all classes of each portfolio in the Trust have equal voting rights, except that in matters affecting only a particular portfolio or class, only shareholders of that portfolio or class are entitled to vote. The Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Trust's or the Fund's operation and for election of Trustees under certain circumstances.

Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting shall be called by the Trustees upon the written request of shareholders owning at least 10% of the outstanding shares of the Trust.

TAX INFORMATION

FEDERAL INCOME TAX

The Fund will pay no federal income tax because it expects to meet requirements of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. The Fund will be treated as a single, separate entity for federal income tax purposes so that income (including capital gains) and losses realized by the Trust's other portfolios will not be combined for tax purposes with those realized by the Fund.

Unless otherwise exempt, shareholders are required to pay federal income tax on any dividends and other distributions received. This applies whether dividends and distributions are received in cash or as additional shares.

STATE AND LOCAL TAXES

Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.

OTHER CLASSES OF SHARES

The Fund also offers other classes. Institutional Capital Shares and Institutional Service Shares are sold at net asset value primarily to financial institutions, financial intermediaries and institutional investors and are subject to a minimum initial investment of $1,000,000.

All classes are subject to certain of the same expenses.

Neither Institutional Capital Shares nor Institutional Service Shares are distributed with a 12b-1 Plan but both are subject to shareholder service fees.
     Expense differences between classes may affect the performance of each class.

To obtain more information and a prospectus for any other class, investors may call 1-800-341-7400.

PERFORMANCE INFORMATION

From time to time, the Fund advertises its yield, effective yield and total return. The performance figures will be calculated separately for each class of shares.

Yield represents the annualized rate of income earned on an investment over a seven-day period. It is the annualized dividends earned during the period on an investment shown as a percentage of the investment. The effective yield is calculated similarly to the yield, but when annualized, the income earned by an investment is assumed to be reinvested daily. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

Total return represents the change, over a specified period of time, in the value of an investment in the shares after reinvesting all income distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.

From time to time, advertisements for the Fund may refer to ratings, rankings, and other information in certain financial publications and/or compare the Fund's performance to certain indices.

FINANCIAL HIGHLIGHTS--INSTITUTIONAL CAPITAL SHARES
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                             YEAR ENDED JANUARY 31,
                             1998 1997 1996 1995(A)
 NET ASSET VALUE, BEGINNING OF PERIOD                        $ 1.00     $ 1.00    $ 1.00    $ 1.00
 INCOME FROM INVESTMENT OPERATIONS
   Net investment income                                       0.05       0.05      0.06      0.02
 LESS DISTRIBUTIONS
   Distributions from net investment income                   (0.05)     (0.05)    (0.06)    (0.02)
 NET ASSET VALUE, END OF PERIOD                              $ 1.00     $ 1.00    $ 1.00    $ 1.00
 TOTAL RETURN(B)                                               5.48%      5.23%     5.94%     1.66%
 RATIOS TO AVERAGE NET ASSETS
   Expenses                                                    0.30%      0.32%     0.32%     0.27%*
   Net investment income                                       5.46%      5.00%     5.75%     4.15%*
   Expense waiver/reimbursement(c)                             0.26%      0.18%     0.08%     0.12%*
 SUPPLEMENTAL DATA
   Net assets, end of period (000 omitted)                 $391,159    $48,910   $11,811    $8,318

* Computed on an annualized basis.

(a) Reflects operations for the period from October 6, 1994 (date of initial public investment) to January 31, 1995.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

FINANCIAL HIGHLIGHTS--INSTITUTIONAL SERVICE SHARES

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                               YEAR ENDED JANUARY 31,
                                                      1998      1997      1996      1995    1994(A)
 NET ASSET VALUE, BEGINNING OF PERIOD               $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00
 INCOME FROM INVESTMENT OPERATIONS
   Net investment income                              0.05      0.05      0.06      0.04      0.01
 LESS DISTRIBUTIONS
   Distributions from net investment income          (0.05)    (0.05)    (0.06)    (0.04)    (0.01)
 NET ASSET VALUE, END OF PERIOD                     $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00
 TOTAL RETURN(B)                                      5.34%     5.11%     5.83%     4.21%     0.99%
 RATIOS TO AVERAGE NET ASSETS
   Expenses                                           0.43%     0.43%     0.42%     0.37%     0.36%*
   Net investment income                              5.29%     5.02%     5.65%     4.05%     2.91%*
   Expense waiver/reimbursement(c)                    0.12%     0.14%     0.08%     0.13%     0.22%*
 SUPPLEMENTAL DATA
   Net assets, end of period (000 omitted)        $668,665  $412,762  $324,474  $342,673  $350,666

* Computed on an annualized basis.

(a) Reflects operations for the period from September 2, 1993 (date of initial public investment) to January 31, 1994.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

PORTFOLIO OF INVESTMENTS
PRIME CASH OBLIGATIONS FUND

JANUARY 31, 1998

      PRINCIPAL
        AMOUNT                                                                          VALUE
 SHORT-TERM NOTES--9.1%
 BANKING--1.4%
 $          10,000,000 Abbey National Treasury Services, PLC, 6.050%, 6/8/1998     $      9,997,240
            15,000,000 SALTS II Cayman Islands Corp., (Bankers Trust                     15,000,000
                       International, PLC Swap Agreement), 5.988%, 3/19/1998
             5,000,000 SALTS III Cayman Island Corp., (Bankers Trust                      5,000,000
                       International, PLC Swap Agreement), 5.725%, 7/23/1998
                         TOTAL                                                           29,997,240
 BROKERAGE--2.3%
            50,000,000 Goldman Sachs & Co., 5.600%, 4/27/1998                            50,000,000
 FINANCE - AUTOMOTIVE--0.6%
               895,171 Chase Manhattan Auto Owner Trust 1997-B, 5.744%,
            7/10/1998 895,171 12,801,922 Ford Credit Auto Owner Trust 1997-B,
            5.748%, 10/15/1998 12,801,922
                         TOTAL                                                           13,697,093
 FINANCE - COMMERCIAL--4.5%
            10,000,000 Beta Finance, Inc., 6.080%, 3/26/1998                             10,000,000
            11,000,000 Beta Finance, Inc., 6.160%, 5/12/1998                             11,000,000
            10,000,000 Beta Finance, Inc., 6.260%, 4/30/1998                             10,000,000
            65,000,000 (b)Triangle Funding Ltd., 5.594%, 11/16/1998                      65,000,000
                         TOTAL                                                           96,000,000
 FINANCE - EQUIPMENT--0.3%
               628,703 Caterpillar Financial Asset Trust 1997-A, 5.791%,                    628,703
                       5/25/1998
             6,325,149 Copelco Capital Funding Corp. X 1997-A, 5.809%, 7/20/1998          6,325,149
                         TOTAL                                                            6,953,852
                         TOTAL SHORT-TERM NOTES                                         196,648,185
 CERTIFICATE OF DEPOSIT--5.1%
 BANKING--5.1%
            47,000,000 Bankers Trust Co., New York, 5.880% - 6.010%, 9/9/1998 -          46,997,867
                       12/10/1998
            10,000,000 Canadian Imperial Bank of Commerce, Toronto, 5.900%,               9,997,289
                       8/27/1998
            10,000,000 Morgan Guaranty Trust Co., New York, 5.870%, 8/6/1998              9,998,538
            44,000,000 Societe Generale, Paris, 5.830% - 6.120%, 3/3/1998 -              43,989,019
                       10/15/1998
                         TOTAL CERTIFICATE OF DEPOSIT                                   110,982,713

 PRIME CASH OBLIGATIONS FUND

      PRINCIPAL
        AMOUNT                                                                          VALUE

 (A)COMMERCIAL PAPER--32.3%
 BANKING--7.1%
 $          60,000,000 Aspen Funding Corp., (Guaranteed by Deutsche Bank, AG),     $     59,619,758
                       5.855% - 5.873%, 3/6/1998 - 3/19/1998
            25,000,000 Cregem North America, Inc., (Guaranteed by Credit Communal        24,840,833
                       de Belgique, Brussles), 5.810%, 3/13/1998
            25,000,000 Glencore Finance (Bermuda) Ltd., (ABN AMRO Bank N.V.,             24,663,160
                       Amsterdam LOC), 5.526%, 5/1/1998
            19,000,000 Internationale Nederlanden U.S. Funding Corp., 5.827%,            18,635,559
                       6/3/1998
            25,000,000 Svenska Handelsbanken, Inc., (Guaranteed by Svenska               24,887,826
                       Handelsbanken, Stockholm), 5.729%, 3/2/1998
                         TOTAL                                                          152,647,136
 BROKERAGE--7.5%
            89,000,000 Merrill Lynch & Co., Inc., 5.514% - 5.803%, 2/23/1998 -           88,618,253
                       4/21/1998
            75,000,000 Morgan Stanley Group, Inc., 5.526% - 5.835%, 3/16/1998 -          74,334,896
                       4/27/1998
                         TOTAL                                                          162,953,149
 FINANCE - AUTOMOTIVE--1.2%
            25,000,000 Ford Motor Credit Corp., 5.568%, 4/10/1998                        24,740,750
 FINANCE - COMMERCIAL--11.0%
             6,000,000 Beta Finance, Inc., 5.708%, 2/17/1998                              5,985,200
            75,000,000 Corporate Asset Funding Co., Inc. (CAFCO), 5.516% -               74,360,549
                       5.796%, 2/6/1998 - 4/24/1998
           105,000,000 General Electric Capital Corp., 5.546% - 5.825%, 4/6/1998        102,930,053
                       - 8/17/1998
            55,000,000 Receivables Capital Corp., 5.514% - 5.776%, 2/6/1998 -            54,913,986
                       2/12/1998
                         TOTAL                                                          238,189,788
 FINANCE - RETAIL--3.2%
            70,000,000 New Center Asset Trust, A1+/P1 Series, 5.514% - 5.566%,           69,214,494
                       4/8/1998 - 4/22/1998
 INSURANCE--2.3%
            50,000,000 CXC, Inc., 5.510% - 5.511%, 4/9/1998                              49,493,778
                         TOTAL COMMERCIAL PAPER                                         697,239,095
 (C)VARIABLE RATE OBLIGATIONS--15.2%
 BANKING--11.2%
             2,000,000 Albuquerque, NM, Series 1997 El Canto, Inc., (Norwest Bank         2,000,000
                       Minnesota, N.A. LOC), 5.880%, 2/5/1998
             2,250,000 Beech Grove, IN, Series 1997 Poster Display Co, (Bank One,         2,250,000
                       Indianapolis, N.A. LOC), 5.580%, 2/5/1998
             2,250,000 C. W. Caldwell, Inc, Sweetbriar Assisted Living Facility,          2,250,000
                       Project, (Huntington National Bank, Columbus, OH LOC),
                       5.580%, 2/5/1998

 PRIME CASH OBLIGATIONS FUND

      PRINCIPAL
        AMOUNT                                                                          VALUE

 (C)VARIABLE RATE OBLIGATIONS--CONTINUED
 BANKING--CONTINUED
 $          15,014,000 Capital One Funding Corp., Series 1997B, (Bank One, Texas   $     15,014,000
                       N.A. LOC), 5.580%, 2/5/1998
             2,945,000 Casna Limited Partnership, Series 1997, (Huntington                2,945,000
                       National Bank, Columbus, OH LOC), 5.580%, 2/5/1998
             4,550,000 Chartiers Valley Industrial & Commercial Development               4,550,000
                       Authority, Woodhaven Convalescent Center Series 1997-B,
                       (Bank One, Ohio, N.A. LOC), 5.580%, 2/5/1998
             5,800,000 Chestnut Hills Apartments, Ltd., (Huntington National              5,800,000
                       Bank, Columbus, OH LOC), 5.630%, 2/5/1998
             1,500,000 Children's Defense Fund, (First National Bank of Maryland,         1,500,000
                       Baltimore LOC), 5.760%, 2/3/1998
             2,500,000 Clarksville, IN, Series 1997 Metal Sales Manf., (Star              2,500,000
                       Bank, N.A., Cincinnati LOC), 5.630%, 2/5/1998
             1,000,000 County of Wood, Williams Industries Service Inc., Project,         1,000,000
                       (Huntington National Bank, Columbus, OH LOC), 5.580%,
                       2/5/1998
             6,970,000 Franklin County, OH, Edison Wielding, Series 1995,                 6,970,000
                       (Huntington National Bank, Columbus, OH LOC), 5.700%,
                       2/5/1998
            12,500,000 Georgetown, KY Educational Institution, Series 1997-A,            12,500,000
                       (Bank One, Kentucky LOC), 5.580%, 2/5/1998
             1,410,000 Gerald T. Thom, Trustee U.A.D., March 27, 1997,                    1,410,000
                       (Huntington National Bank, Columbus, OH LOC), 5.580%,
                       2/5/1998
            11,550,000 Heritage at the Falls Assisted Living, Ltd., Series 1997,         11,550,000
                       (BankBoston, N.A. LOC), 5.680%, 2/5/1998
             5,900,000 IT Spring Wire, LLC, Series 1997, (Fifth Third Bank,               5,900,000
                       Cincinnati LOC), 5.550%, 2/5/1998
             4,530,000 International Processing Corp., (Bank One, Kentucky LOC),          4,530,000
                       5.630%, 2/5/1998
             1,250,000 Jefferson County, KY, Series 1997 Advanced Filtration              1,250,000
                       Concepts, Inc., (Bank One, Kentucky LOC), 5.630%, 2/5/1998
             2,000,000 Kit Carson County, CO, Midwest Farms Project, (Norwest             2,000,000
                       Bank Minnesota, N.A. LOC), 5.800%, 2/4/1998
            79,158,565 (b)Liquid Asset Backed Securities Trust, Series 1997-1,           79,158,565
                       (Westdeutsche Landesbank Girozentrale Swap Agreement),
                       5.594%, 2/17/1998
             5,000,000 Long Lane Master Trust III, Series 1997-C, 5.780%,                 5,000,000
                       5/31/1998
             3,225,000 M/S Land, LLC, (Bank One, Illinois, N.A. LOC), 5.650%,             3,225,000
                       2/5/1998
             5,000,000 Medilodge Group, Meadowbrook Project, (KeyBank, N.A. LOC),         5,000,000
                       5.960%, 2/5/1998
            10,000,000 Mississippi Business Finance Corp., Kohler Project,               10,000,000
                       (Wachovia Bank of Georgia N.A., Atlanta LOC), 5.800%,
                       2/5/1998
             3,200,000 New Berlin, WI, Sunraider LLC Series 1997B, (Bank One,             3,200,000
                       Wisconsin, N.A. LOC), 5.580%, 2/5/1998

 PRIME CASH OBLIGATIONS FUND

      PRINCIPAL
        AMOUNT                                                                          VALUE

 (C)VARIABLE RATE OBLIGATIONS--CONTINUED
 BANKING--CONTINUED
 $           4,700,000 New Jersey EDA, Morey Organization, Inc. Project Series     $      4,700,000
                       1997, (Corestates Bank N.A., Philadelphia, PA LOC),
                       5.750%, 2/4/1998
             2,565,000 New Jersey EDA, Pheonix Realty Partners, (Corestates Bank          2,565,000
                       N.A., Philadelphia, PA LOC), 5.750%, 2/4/1998
             3,400,000 Oakwoods Master Ltd. Partnership Series 1997, (Amsouth             3,400,000
                       Bank N.A., Birmingham LOC), 5.629%, 2/5/1998
             3,495,000 Oklahoma County Ind. Authority, Fred Jones Manufacturing           3,495,000
                       Co Project, (Chase Bank of Texas LOC), 6.100%, 4/1/1998
             5,000,000 Primex Funding Corp., Series 1997-A, (Bank One,                    5,000,000
                       Indianapolis, N.A. LOC), 5.580%, 2/5/1998
             8,706,157 (b) Rabobank Optional Redemption Trust, Series 1997-101,           8,706,157
                       5.754%, 2/17/1998
             4,125,000 Solon Properties, LLC, (Huntington National Bank,                  4,125,000
                       Columbus, OH LOC), 5.580%, 2/5/1998
             1,205,000 TDB Realty, Ltd., (Huntington National Bank, Columbus, OH          1,205,000
                       LOC), 5.580%, 2/5/1998
             3,360,000 Team Rahal of Pittsburgh, Inc., Series 1997, (Huntington           3,360,000
                       National Bank, Columbus, OH LOC), 5.580%, 2/5/1998
             4,000,000 Trap Rock Industries, Inc., Series 1997, (Corestates Bank          4,000,000
                       N.A., Philadelphia, PA LOC), 5.750%, 2/4/1998
             5,565,000 VLF, LLC, The Village of Lovejoy, Fountain Project,                5,565,000
                       (KeyBank, N.A. LOC), 5.700%, 2/5/1998
             3,405,000 Van Wyk Enterprises, Inc., (Huntington National Bank,              3,405,000
                       Columbus, OH LOC), 5.580%, 2/5/1998
                         TOTAL                                                          241,028,722
 FINANCE - RETAIL--0.8%
            18,000,000 Associates Corp. of North America, 5.730%, 2/3/1998               17,991,953
 INSURANCE--3.2%
            44,019,366 (b) Liquid Asset Backed Securities Trust, Series 1997-3           44,019,366
                       Senior Notes, (Guaranteed by AMBAC), 5.876%, 3/28/1998
            15,000,000 Peoples Security Life Insurance Company, 5.829%, 3/2/1998         15,000,000
            10,000,000 Travelers Insurance Company, 5.837%, 2/20/1998                    10,000,000
                         TOTAL                                                           69,019,366
                         TOTAL VARIABLE RATE OBLIGATIONS                                328,040,041
 TIME DEPOSIT--3.9%
 BANKING--3.9%
            50,000,000 Royal Bank of Canada, Montreal, 5.625%, 2/2/1998                  50,000,000
            35,000,000 Societe Generale, Paris, 5.625%, 2/2/1998                         35,000,000
                         TOTAL TIME DEPOSITS                                             85,000,000

 PRIME CASH OBLIGATIONS FUND

      PRINCIPAL
        AMOUNT                                                                          VALUE

 (D) REPURCHASE AGREEMENTS--34.3%
 $         100,000,000 ABN AMRO Chicago Corp., 5.650%, dated 1/30/1998, due        $    100,000,000
                       2/2/1998
           100,000,000 Bear, Stearns and Co., 5.650%, dated 1/30/1998, due              100,000,000
                       2/2/1998
           100,000,000 Goldman Sachs Group, LP, 5.650%, dated 1/30/1998, due            100,000,000
                       2/2/1998
            91,400,000 HSBC Securities, Inc., 5.650%, dated 1/30/1998, due               91,400,000
                       2/2/1998
            75,000,000 J.P. Morgan & Co., Inc., 5.580%, dated 1/30/1998, due             75,000,000
                       2/2/1998
            75,000,000 Salomon Smith Barney Holdings, Inc., 5.650%, dated                75,000,000
                       1/30/1998, due 2/2/1998
            27,600,000 Societe Generale, New York, 5.600%, dated 1/30/1998, due          27,600,000
                       2/2/1998
            32,000,000 UBS Securities, Inc., 5.590%, dated 1/30/1998, due                32,000,000
                       2/2/1998
           100,000,000 UBS Securities, Inc., 5.650%, dated 1/30/1998, due               100,000,000
                       2/2/1998
            40,000,000 (e)Chase Government Securities, Inc., 5.550%, dated               40,000,000
                       1/21/1998, due 4/20/1998
                         TOTAL REPURCHASE AGREEMENTS                                    741,000,000
                         TOTAL INVESTMENTS (AT AMORTIZED COST)(F)                   $ 2,158,910,034

(a) Each issue shows the rate of discount at the time of purchase for discount issues, or the coupon for interest bearing issues.

(b) Represents a restricted security which is subject to restrictions on resale under federal securities laws. At January 31, 1998, these securities amounted to $196,884,088, which represents 9.1% of net assets.

(c) Current rate and next reset date shown.

(d) The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investments in the repurchase agreements are through participation in joint accounts with other Federated funds.

(e) Although final maturity falls beyond seven days, a liquidity feature is included in each transaction to permit termination of the repurchase agreement within seven days.

(f) Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($2,160,443,124) at January 31, 1998.

The following acronyms are used throughout this portfolio:

AMBAC --American Municipal Bond Assurance Corporation EDA --Economic Development Authority LLC --Limited Liability Corporation LOC --Letter of Credit LP
--Limited Partnership PLC --Public Limited Company      (See Notes which are an
integral part of the Financial Statements)

STATEMENT OF ASSETS AND LIABILITIES

PRIME CASH OBLIGATIONS FUND

JANUARY 31, 1998

 ASSETS:
 Investments in repurchase agreements                              $   741,000,000
 Investments in securities                                           1,417,910,034
 Total investments in securities, at amortized cost and value                          $ 2,158,910,034
 Income receivable                                                                           7,222,948
   Total assets                                                                          2,166,132,982
 LIABILITIES:
 Income distribution payable                                             4,464,215
 Payable to Bank                                                         1,014,608
 Accrued expenses                                                          211,035
   Total liabilities                                                                         5,689,858
 Net Assets for 2,160,443,124 shares outstanding                                       $ 2,160,443,124
 NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER
 SHARE:
 INSTITUTIONAL SHARES:
 $1,100,619,513 / 1,100,619,513 shares outstanding                                               $1.00
 INSTITUTIONAL SERVICE SHARES:
 $668,664,748 / 668,664,748 shares outstanding                                                   $1.00
 INSTITUTIONAL CAPITAL SHARES:
 $391,158,863 / 391,158,863 shares outstanding                                                   $1.00

(See Notes which are an integral part of the Financial Statements)

STATEMENT OF OPERATIONS
PRIME CASH OBLIGATIONS FUND

YEAR ENDED JANUARY 31, 1998

 INVESTMENT INCOME:
 Interest                                                                               $ 98,581,162
 EXPENSES:
 Investment advisory fee                                                $   3,485,448
 Administrative personnel and services fee                                  1,315,415
 Custodian fees                                                               152,710
 Transfer and dividend disbursing agent fees and                               48,196
 expenses
 Directors'/Trustees' fees                                                     15,379
 Auditing fees                                                                 14,294
 Legal fees                                                                     6,505
 Portfolio accounting fees                                                    197,911
 Shareholder services fee--Institutional Service                            1,225,311
 Shares
 Shareholder services fee--Institutional Capital                              161,172
 Shares
 Share registration costs                                                      41,206
 Printing and postage                                                          26,340
 Insurance premiums                                                            11,962
 Taxes                                                                            873
 Miscellaneous                                                                 17,993
   Total expenses                                                           6,720,715
 Waivers--
   Waiver of investment advisory fee                    $ (2,107,753)
   Waiver of shareholder services fee--Institutional         (96,703)
 Capital Shares
     Total waivers                                                         (2,204,456)
       Net expenses                                                                         4,516,259
         Net investment income                                                           $ 94,064,903

(See Notes which are an integral part of the Financial Statements)

STATEMENT OF CHANGES IN NET ASSETS
PRIME CASH OBLIGATIONS FUND

                             YEAR ENDED JANUARY 31,
                                    1998 1997
 INCREASE (DECREASE) IN NET ASSETS:
 OPERATIONS--
 Net investment income                                  $       94,064,903    $    149,363,883
 Net realized gain (loss) on investments                                --            (930,171)
   Change in net assets resulting from operations               94,064,903         148,433,712
 DISTRIBUTIONS TO SHAREHOLDERS--
 Distributions from net investment income
   Institutional Shares                                        (64,610,393)       (131,246,169)
   Institutional Service Shares                                (25,937,194)        (16,786,956)
   Institutional Capital Shares                                 (3,517,316)           (861,359)
   Class C Shares                                                       --            (489,156)
     Change in net assets resulting from distributions         (94,064,903)       (149,383,640)
     to shareholders
 CAPITAL CONTRIBUTION                                                   --           1,107,973
 SHARE TRANSACTIONS--
 Proceeds from sale of shares                               25,518,721,091      44,315,024,567
 Net asset value of shares issued to shareholders in            45,738,378          70,429,183
 payment of distributions declared
 Cost of shares redeemed                                   (25,438,600,121)     (46,619,754,483)
   Change in net assets resulting from share                   125,859,348       (2,234,300,733)
   transactions
     Change in net assets                                      125,859,348       (2,234,142,688)
 NET ASSETS:
 Beginning of period                                         2,034,583,776        4,268,726,464
 End of period                                          $    2,160,443,124    $   2,034,583,776

(See Notes which are an integral part of the Financial Statements)

NOTES TO FINANCIAL STATEMENTS

PRIME CASH OBLIGATIONS FUND

JANUARY 31, 1998

ORGANIZATION

Money Market Obligations Trust II (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of three portfolios. The financial statements included herein are only those of Prime Cash Obligations Fund (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide a high level of current income consistent with stability of principal and liquidity.

The Fund offers three classes of shares: Institutional Shares, Institutional Service Shares and Institutional Capital Shares.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS

The Fund's use of the amortized cost method to value its portfolio securities is in accordance with Rule 2a-7 under the Act.

REPURCHASE AGREEMENTS

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.

INVESTMENT INCOME, EXPENSES, AND DISTRIBUTIONS

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

FEDERAL TAXES

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

RESTRICTED SECURITIES

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7
under the Investment Company Act of 1940.     Additional information on each
restricted security held at January 31, 1998, is as follows:

                                                           ACQUISITION   ACQUISITION
                      SECURITY                                 DATE          COST
 Liquid Asset Backed Securities Trust, Series 1997-1        2/19/1997     $79,158,565
 Liquid Asset Backed Securities Trust, Series 1997-3
 Senior Notes                                               6/27/1997      44,019,366
 Rabobank Optional Redemption Trust                         4/17/1997       8,706,157
 Triangle Funding Ltd.                                      11/4/1997      65,000,000

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER

Investment transactions are accounted for on the trade date.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest ($0.001 par value) for each class of shares. At January 31, 1998, capital paid-in aggregated $2,160,443,124. Transactions in shares were as follows:

                                                                         YEAR ENDED JANUARY 31,
 INSTITUTIONAL SHARES                                                     1998           1997
 Shares sold                                                        18,791,341,606   40,032,958,456
 Shares issued to shareholders in payment of distributions              42,611,959       69,513,711
 declared
 Shares redeemed                                                  (19,306,246,896) (42,448,889,011)
   Net change resulting from Institutional Share transactions        (472,293,331)  (2,346,416,844)

                                                                         YEAR ENDED JANUARY 31,
 INSTITUTIONAL SERVICE SHARES                                                1998           1997
 Shares sold                                                          5,032,974,804    3,521,627,120
 Shares issued to shareholders in payment of distributions declared         580,621           64,147
 Shares redeemed                                                     (4,777,652,535)  (3,433,416,889)
 Net change resulting from Institutional Service Share transactions     255,902,890       88,274,378
                                                                          YEAR ENDED JANUARY 31,
 INSTITUTIONAL CAPITAL SHARES                                               1998            1997
 Shares sold                                                          1,694,404,681      730,851,647
 Shares issued to shareholders in payment of distributions declared       2,545,798          756,768
 Shares redeemed                                                     (1,354,700,690)    (694,511,244)
 Net change resulting from Institutional Capital Share transactions     342,249,789       37,097,171
                                                                            YEAR ENDED JANUARY 31,
 CLASS C SHARES                                                             1998            1997(A)
 Shares sold                                                                 --           29,587,344
 Shares issued to shareholders in payment of distributions declared          --               94,557
 Shares redeemed                                                             --          (42,937,339)
 Net change resulting from Class C Share transactions                        --          (13,255,438)
 Net change resulting from share transactions                           125,859,348   (2,234,300,733)

(a) As of November 15, 1996, the Fund's Class C Shares were no longer operational.

INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE

Federated Management, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.20% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

CAPITAL CONTRIBUTION

Lehman Brothers Global Asset Management, Inc., the former Adviser, made a capital contribution to the Fund on November 15, 1996, of an amount equal to the accumulated net realized loss on investments balance carried by the Fund.
This transaction resulted in a permanent book and tax difference. As such, the paid-in-capital and accumulated net realized gain/loss accounts have been adjusted accordingly. This adjustment did not affect net investment income, net realized gains/losses, or net assets.

ADMINISTRATIVE FEE

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

SHAREHOLDER SERVICES FEE

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services, the Fund will pay Federated Shareholder Services up to 0.25% of average daily net assets of the Fund's shares for the period. There is no present intention of paying or accruing the shareholder services fee for the Institutional Shares. The fee paid to FSS is used to finance certain services for shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive any portion of its fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES

FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES

Federated Services Company maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

GENERAL

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

To the Shareholders and Board of Trustees of PRIME CASH OBLIGATIONS FUND:     We
have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Prime Cash Obligations Fund, a portfolio of Money Market Obligations Trust II, as of January 31, 1998, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for the periods indicated therein. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of January 31, 1998, by correspondence with the custodian and brokers or other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Prime Cash Obligations Fund as of January 31, 1998, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and financial highlights for each of the periods indicated therein, in conformity with generally accepted accounting principles.

ERNST & YOUNG LLP

Pittsburgh, Pennsylvania
March 13, 1998

PRIME CASH
OBLIGATIONS FUND
INSTITUTIONAL SHARES

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

DISTRIBUTOR
Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

INVESTMENT ADVISER
Federated Management
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

CUSTODIAN
State Street Bank and
Trust Company
P.O. Box 8600
Boston, MA 02266-8600

TRANSFER AGENT
AND DIVIDEND
DISBURSING AGENT
Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

INDEPENDENT AUDITORS
Ernst & Young LLP
One Oxford Centre
Pittsburgh, PA 15219

Federated Securities Corp., Distributor
1-800-341-7400
WWW.FEDERATEDINVESTORS.COM

[Graphic]

PRIME CASH OBLIGATIONS FUND

(A Portfolio of Money Market Obligations Trust II)

Institutional Shares

PROSPECTUS
MARCH 31, 1998

A Portfolio of Money Market Obligations Trust II, an Open-End Management Investment Company

Cusip 608912705
G01881-03-IS (3/98)

[Graphic]


PRIME CASH OBLIGATIONS FUND

(A Portfolio of Money Market Obligations Trust II)

Institutional Service Shares

PROSPECTUS

The Institutional Service Shares of Prime Cash Obligations Fund (the "Fund") offered by this prospectus represent interests in a portfolio of Money Market Obligations Trust II (the "Trust"), an open-end management investment company (a mutual fund). The Fund invests in short-term money market securities to achieve current income consistent with stability of principal and liquidity.

THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT ENDORSED OR GUARANTEED BY ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THESE SHARES INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL. THE FUND ATTEMPTS TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE; THERE CAN BE NO ASSURANCE THAT THE FUND WILL BE ABLE TO DO SO.

This prospectus contains the information you should read and know before you invest in the Fund. Keep this prospectus for future reference.

The Fund has also filed a Statement of Additional Information dated March 31, 1998, with the Securities and Exchange Commission ("SEC"). The information contained in the Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Statement of Additional Information or a paper copy of this prospectus, if you have received your prospectus electronically, free of charge by calling 1-800-341-7400. To obtain other information, or make inquiries about the Fund, contact the Fund at the address listed in the back of this prospectus. The Statement of Additional Information, material incorporated by reference into this document, and other information regarding the Fund is maintained electronically with the SEC at
Internet Web site (http://www.sec.gov).      THESE SECURITIES HAVE NOT BEEN
APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
Prospectus dated March 31, 1998      TABLE OF CONTENTS

 Summary of Fund Expenses                                           1
 Financial Highlights--Institutional Service Shares                 2
 General Information                                                3
 Investment Information                                             3
 Investment Objective                                               3
 Investment Policies                                                3
 Investment Risks                                                   5
 Investment Limitations                                             5
 Fund Information                                                   6
 Management of the Fund                                             6
 Distribution of Institutional Service Shares                       6
 Administration of the Fund                                         7
 Administrative Services                                            7
 Net Asset Value                                                    7
 How to Purchase Shares                                             7
 Purchasing Shares by Wire                                          7
 Purchasing Shares by Check                                         7
 Invest-by-Phone                                                    8
 How to Redeem Shares                                               8
 Redeeming Shares by Telephone                                      8
 Redeeming Shares by Mail                                           8
 Account and Share Information                                      8
 Dividends                                                          8
 Capital Gains                                                      9
 Account Activity                                                   9
 Accounts with Low Balances                                         9
 Voting Rights                                                      9
 Tax Information                                                    9
 Federal Income Tax                                                 9
 State and Local Taxes                                              9
 Other Classes of Shares                                            9
 Performance Information                                           10
 Financial Highlights--Institutional Capital Shares                11
 Financial Highlights--Institutional Shares                        12
 Financial Statements                                              13
 Report of Ernst & Young LLP, Independent Auditors                 25

SUMMARY OF FUND EXPENSES

                                  INSTITUTIONAL SERVICE SHARES
                                SHAREHOLDER TRANSACTION EXPENSES

Maximum Sales Charge Imposed on Purchases (as a percentage of offering price                    None
Maximum Sales Charge Imposed on Reinvested Dividends (as a percentage of offering price         None
Contingent Deferred Sales Charge (as a percentage of original purchase price
or redemption proceeds, as applicable)                                                          None
Redemption Fee (as a percentage of amount redeemed, if applicable)                              None
Exchange Fee                                                                                    None

                                          ANNUAL OPERATING EXPENSES
                                  (As a percentage of average net assets)

Management Fee (after waiver)(1)                                                                0.08%
12b-1 Fee                                                                                       None
Total Other Expenses                                                                            0.35%
  Shareholder Services Fee                                                              0.25%
Total Operating Expenses(2)                                                                     0.43%

(1) The management fee has been reduced to reflect the voluntary waiver of a portion of the management fee. The adviser can terminate this voluntary waiver at any time at its sole discretion. The maximum management fee is 0.20%.

(2) The total operating expenses would have been 0.55% absent the voluntary waiver of a portion of the management fee.

The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of Institutional Service Shares of the Fund will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see "Fund Information." Wire-transferred redemptions of less than $5,000 may be subject to additional fees.

EXAMPLE
 You would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.

1 Year                                                         $ 4
3 Years                                                        $14
5 Years                                                        $24
10 Years                                                       $54

THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

FINANCIAL HIGHLIGHTS--INSTITUTIONAL SERVICE SHARES

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Reference is made to the Report of Ernst & Young LLP, Independent Auditors on page 25.

                                                               YEAR ENDED JANUARY 31,
                                                      1998      1997      1996      1995    1994(A)
 NET ASSET VALUE, BEGINNING OF PERIOD               $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00
 INCOME FROM INVESTMENT OPERATIONS
   Net investment income                              0.05      0.05      0.06      0.04      0.01
 LESS DISTRIBUTIONS
   Distributions from net investment income          (0.05)    (0.05)    (0.06)    (0.04)    (0.01)
 NET ASSET VALUE, END OF PERIOD                     $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00
 TOTAL RETURN(B)                                      5.34%     5.11%     5.83%     4.21%     0.99%
 RATIOS TO AVERAGE NET ASSETS
   Expenses                                           0.43%     0.43%     0.42%     0.37%     0.36%*
   Net investment income                              5.29%     5.02%     5.65%     4.05%     2.91%*
   Expense waiver/reimbursement(c)                    0.12%     0.14%     0.08%     0.13%     0.22%*
 SUPPLEMENTAL DATA
   Net assets, end of period (000 omitted)        $668,665  $412,762  $324,474  $342,673  $350,666

* Computed on an annualized basis.

(a) Reflects operations for the period from September 2, 1993 (date of initial public investment) to January 31, 1994.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

GENERAL INFORMATION

The Trust was established as a Massachusetts business trust under a Declaration of Trust dated November 16, 1992. The Declaration of Trust permits the Trust to offer separate series of shares representing interests in separate portfolios of securities. The shares in any one portfolio may be offered in separate classes. With respect to this Fund, as of the date of this prospectus, the Board of Trustees (the "Trustees") has established three classes of shares known as Institutional Service Shares, Institutional Shares and Institutional Capital Shares. This prospectus relates only to Institutional Service Shares of the Fund, which are designed primarily for financial institutions, financial intermediaries and institutional investors as a convenient means of accumulating an interest in a professionally managed portfolio investing in short-term money market securities. A minimum initial investment of $1,000,000 over a one-year period is required.

The Fund attempts to stabilize the value of a share at $1.00. Shares are currently sold and redeemed at that price.

INVESTMENT INFORMATION

INVESTMENT OBJECTIVE

The investment objective of the Fund is current income consistent with stability of principal and liquidity. This investment objective may be changed by the Trustees without shareholder approval. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by complying with the diversification and other requirements of Rule 2a-7 under the Investment Company Act of 1940 which regulates money market mutual funds and by following
the investment policies described in this prospectus.      INVESTMENT POLICIES
    The Fund pursues its investment objective by investing in a portfolio of money market securities maturing in 13 months or less. The average maturity of the securities in the Fund's portfolio, computed on a dollar-weighted basis, will be 90 days or less. Unless indicated otherwise, the investment policies may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in these policies becomes effective. ACCEPTABLE INVESTMENTS

The Fund invests in high quality money market instruments that are either rated in the highest short-term rating category by one or more nationally recognized statistical rating organizations ("NRSROs") or are of comparable quality to securities having such ratings. Examples of these instruments include, but are not limited to:

   * domestic issues of corporate debt obligations, including variable rate demand notes;
   * commercial paper (including Canadian Commercial Paper and Europaper); * certificates of deposit, demand and time deposits, bankers' acceptances and other instruments of domestic and foreign banks and other deposit institutions ("Bank Instruments");
   * short-term credit facilities;
   * asset-backed securities;
   * obligations issued or guaranteed as to payment of principal and interest by the U.S. government or one of its agencies or instrumentalities;
   * other money market instruments; and
   * obligations issued by state and local government agencies.

The Fund invests only in instruments denominated and payable in U.S.
dollars.

   VARIABLE RATE DEMAND NOTES

   Variable rate demand notes are long-term debt instruments that have variable or floating interest rates and provide the Fund with the right to tender the security for repurchase at its stated principal amount plus accrued interest. Such securities typically bear interest at a rate that is intended to cause the securities to trade at par. The interest rate may float or be adjusted at regular intervals (ranging from daily to annually), and is normally based on a published interest rate or interest rate index. Most variable rate demand notes allow the Fund to demand the repurchase of the security on not more than seven days prior notice. Other notes only permit the Fund to tender the security at the time of each interest rate adjustment or at other fixed intervals. See "Demand Features." The Fund treats variable rate demand notes as maturing on the later of the date of the next interest rate adjustment or the date on which the Fund may next tender the security for repurchase.

   BANK INSTRUMENTS

   The Fund only invests in Bank Instruments either issued by an institution having capital, surplus and undivided profits over $100 million, or insured by the Bank Insurance Fund or the Savings Association Insurance Fund. Bank Instruments may include Eurodollar Certificates of Deposit ("ECDs"), Yankee Certificates of Deposit ("Yankee CDs") and Eurodollar Time Deposits ("ETDs"). The Fund will treat securities credit enhanced with a bank's letter of credit as Bank Instruments.

   ASSET-BACKED SECURITIES

   Asset-backed securities are securities issued by special purpose entities whose primary assets consist of a pool of loans or accounts receivable. The securities may take the form of beneficial interests in special purpose trusts, limited partnership interests, or commercial paper or other debt securities issued by a special purpose corporation. Although the securities often have some form of credit or liquidity enhancement, payments on the securities depend predominantly upon collections of the loans and receivables held by the issuer.

   SHORT-TERM CREDIT FACILITIES

   The Fund may enter into, or acquire participations in, short-term borrowing arrangements with corporations, consisting of either a short-term revolving credit facility or a master note agreement payable upon demand. Under these arrangements, the borrower may reborrow funds during the term of the facility. The Fund treats any commitments to provide such advances as a standby commitment to purchase the borrower's notes.

REPURCHASE AGREEMENTS

Certain securities in which the Fund invests may be purchased pursuant to repurchase agreements. Repurchase agreements are arrangements in which banks, broker/dealers, and other recognized financial institutions sell securities to the Fund and agree at the time of sale to repurchase them at a mutually agreed upon time and price. To the extent that the seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities.

REVERSE REPURCHASE AGREEMENTS

The Fund may also enter into reverse repurchase agreements. These transactions are similar to borrowing cash. In a reverse repurchase agreement, the Fund transfers possession of a portfolio instrument in return for a percentage of the instrument's market value in cash and agrees that on a stipulated date in the future the Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate. The use of reverse repurchase agreements may enable the Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but does not ensure this result. However, liquid assets of the Fund, in a dollar amount sufficient to make payment for the securities to be purchased, are: segregated on the Fund's records at the trade date; marked to market daily; and maintained until the transaction is settled.

CREDIT ENHANCEMENT

Certain of the Fund's acceptable investments may be credit enhanced by a guaranty, letter of credit, or insurance. Any bankruptcy, receivership, default, or change in the credit quality of the party providing the credit enhancement will adversely affect the quality and marketability of the underlying security and could cause losses to the Fund and affect its share price.

DEMAND FEATURES

The Fund may acquire securities that are subject to puts and standby commitments ("demand features") to purchase the securities at their principal amount (usually with accrued interest) within a fixed period (usually seven days) following a demand by the Fund. The demand feature may be issued by the issuer of the underlying securities, a dealer in the securities, or by another third party, and may not be transferred separately from the underlying security. The Fund uses these arrangements to provide the Fund with liquidity and not to protect against changes in the market value of the underlying securities. The bankruptcy, receivership, or default by the issuer of the demand feature, or a default on the underlying security or other event that terminates the demand feature before its exercise, will adversely affect the liquidity of the underlying security. Demand features that are exercisable even after a payment default on the underlying security may be treated as a form of credit enhancement.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Fund may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices.

The Fund may dispose of a commitment prior to settlement if the adviser deems it appropriate to do so. In addition, the Fund may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Fund may realize short-term profits or losses upon the sale of such commitments.

LENDING OF PORTFOLIO SECURITIES

In order to generate additional income, the Fund may lend its portfolio securities on a short-term or long-term basis, or both, to broker/dealers, banks, or other institutional borrowers of securities. The Fund will only enter into loan arrangements with broker/dealers, banks, or other institutions which the adviser has determined are creditworthy under guidelines established by the Fund's Trustees and will receive collateral at all times equal to at least 100% of the value of the securities loaned. There is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price. In addition, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the
securities may be delayed pending court action.      RESTRICTED AND ILLIQUID
SECURITIES     The Fund may invest in restricted securities. Restricted
securities are any securities in which the Fund may invest pursuant to its investment objective and policies but which are subject to restrictions on resale under federal securities law. Under criteria established by the Trustees, certain restricted securities are determined to be liquid. To the extent that restricted securities are not determined to be liquid the Fund will limit their purchase, together with other illiquid securities, including non-negotiable time deposits, and repurchase agreements providing for settlement in more than seven days after notice to 10% of its net assets.

INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES

The Fund may invest its assets in securities of other investment companies as an efficient means of carrying out its investment policies. It should be noted that investment companies incur certain expenses, such as management fees, and, therefore, any investment by the Fund in shares of other investment companies may be subject to such duplicate expenses.

INVESTMENT RISKS

ECDs, ETDs, Yankee CDs, Canadian Commercial Paper, and Europaper are subject to different risks than domestic obligations of domestic banks or corporations. Examples of these risks include international economic and political developments, foreign governmental restrictions that may adversely affect the payment of principal or interest, foreign withholding or other taxes on interest income, difficulties in obtaining or enforcing a judgment against the issuing entity, and the possible impact of interruptions in the flow of international currency transactions. Risks may also exist for ECDs, ETDs, and Yankee CDs because the banks issuing these instruments, or their domestic or foreign branches, are not necessarily subject to the same regulatory requirements that apply to domestic banks, such as reserve requirements, loan limitations, examinations, accounting, auditing, recordkeeping, and the public availability of information. These factors will be carefully considered by the Fund's adviser in selecting investments for the Fund.

INVESTMENT LIMITATIONS

The Fund may not:

   * borrow money, except that the Fund may (i) borrow money for temporary or emergency purposes (not for leveraging or investment) from banks, or subject to specific authorization by the SEC, from funds advised by the adviser or an affiliate of the adviser, and (ii) engage in reverse repurchase agreements; provided that (i) and (ii) in combination do not exceed one-third of the value of the Fund's total assets (including the amount borrowed) less liabilities (other than borrowings). The Fund may not mortgage, pledge or hypothecate any assets except in connection with such borrowings and reverse repurchase agreements and then only in amounts not exceeding one-third of the value of the Fund's total assets at the time of such borrowing; or

   * purchase any securities which would cause 25% or more of the value of its total assets at the time of such purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, (unless the Fund is in a temporary defensive position); provided that there is no limitation with respect to investments in U.S. government securities or, in bank instruments issued by domestic banks.

The above investment limitations cannot be changed without shareholder approval.

FUND INFORMATION

MANAGEMENT OF THE FUND

BOARD OF TRUSTEES

The Fund is managed by a Board of Trustees. The Trustees are responsible for managing the Fund's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. An Executive Committee of the Board of Trustees handles the Board's responsibilities between meetings of the Board.

INVESTMENT ADVISER

Investment decisions for the Fund are made by Federated Management, the Fund's investment adviser, subject to direction by the Trustees. The adviser continually conducts investment research and supervision for the Fund and is responsible for the purchase and sale of portfolio instruments.

   ADVISORY FEES

   The adviser receives an annual investment advisory fee equal to 0.20% of the Fund's average daily net assets. The adviser may voluntarily choose to waive a portion of its fee or reimburse other expenses of the Fund, but reserves the right to terminate such waiver or reimbursement at any time at its sole discretion.

   ADVISER'S BACKGROUND

   Federated Management, a Delaware business trust, organized on April 11, 1989, is a registered investment adviser under the Investment Advisers Act of 1940. It is a subsidiary of Federated Investors. All of the Class A (voting) shares of Federated Investors are owned by a trust, the trustees of which are John
   F. Donahue, Chairman and Trustee of Federated Investors, Mr. Donahue's wife, and Mr. Donahue's son, J. Christopher Donahue, who is President and Trustee of Federated Investors.

   Federated Management and other subsidiaries of Federated Investors serve as investment advisers to a number of investment companies and private accounts. Certain other subsidiaries also provide administrative services to a number of investment companies. With over $120 billion invested across more than 300 funds under management and/or administration by its subsidiaries, as of December 31, 1997, Federated Investors is one of the largest mutual fund investment managers in the United States. With more than 2,000 employees, Federated continues to be led by the management who founded the company in 1955. Federated funds are presently at work in and through approximately 4,000 financial institutions nationwide.

Both the Trust and the adviser have adopted strict codes of ethics governing the conduct of all employees who manage the Fund and its portfolio securities. These codes recognize that such persons owe a fiduciary duty to the Fund's shareholders and must place the interests of shareholders ahead of the employees' own interests. Among other things, the codes: require preclearance and periodic reporting of personal securities transactions; prohibit personal transactions in securities being purchased or sold, or being considered for purchase or sale, by the Fund; prohibit purchasing securities in initial public offerings; and prohibit taking profits on securities held for less than sixty days. Violations of the codes are subject to review by the Trustees, and could result in severe penalties.

DISTRIBUTION OF INSTITUTIONAL SERVICE SHARES

Federated Securities Corp. is the principal distributor for Institutional Service Shares of the Fund. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors.

SHAREHOLDER SERVICES

The Fund has entered into a Shareholder Services Agreement with Federated Shareholder Services, a subsidiary of Federated Investors, under which the Fund may make payments up to 0.25% of the average daily net asset value of its shares, computed at an annual rate, to obtain certain personal services for shareholders and to maintain shareholder accounts. From time to time and for such periods as deemed appropriate, the amount stated above may be reduced voluntarily. Under the Shareholder Services Agreement, Federated Shareholder Services will either perform shareholder services directly or will select financial institutions to perform shareholder services. Financial institutions will receive fees based upon shares owned by their clients or customers. The schedules of such fees and the basis upon which such fees will be paid will be determined from time to time by the Fund and Federated Shareholder Services.

SUPPLEMENTAL PAYMENTS TO FINANCIAL INSTITUTIONS

In addition to payments made pursuant to the Shareholder Services Agreement, Federated Securities Corp. and Federated Shareholder Services, from their own assets, may pay financial institutions supplemental fees for the performance of substantial sales services, distribution-related support services, or shareholder services. The support may include sponsoring sales, educational and training seminars for their employees, providing sales literature, and engineering computer software programs that emphasize the attributes of the Fund. Such assistance will be predicated upon the amount of shares the financial institution sells or may sell, and/or upon the type and nature of sales or marketing support furnished by the financial institution. Any payments made by the distributor may be reimbursed by the Fund's investment adviser or its affiliates.

ADMINISTRATION OF THE FUND

ADMINISTRATIVE SERVICES

Federated Services Company, a subsidiary of Federated Investors, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund at an annual rate which relates to the average aggregate daily net assets of all funds advised by affiliates of Federated Investors specified below:

 MAXIMUM         AVERAGE AGGREGATE
   FEE            DAILY NET ASSETS

 0.150%      on the first $250 million
 0.125%       on the next $250 million
 0.100%       on the next $250 million
 0.075% on assets in excess of $750 million

The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of shares. Federated Services Company may choose voluntarily to waive a portion of its fee.

NET ASSET VALUE

The Fund attempts to stabilize the net asset value of shares at $1.00 by valuing the portfolio securities using the amortized cost method. The net asset value per share is determined by subtracting liabilities attributable to Institutional Service Shares from the value of Fund assets attributable to Institutional Service Shares, and dividing the remainder by the number of Institutional Service Shares outstanding. The Fund cannot guarantee that its net asset value will always remain at $1.00 per share.

The net asset value is determined at 12:00 noon, 3:00 p.m. (Eastern time), and as of the close of trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange, Monday through Friday, except on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

HOW TO PURCHASE SHARES

Shares are sold at their net asset value, without a sales charge, next determined after an order is received, on days on which the New York Stock Exchange is open for business. Shares may be purchased either by wire or by check. The Fund reserves the right to reject any purchase request.

To make a purchase, open an account by calling Federated Securities Corp. Information needed to establish the account will be taken by telephone. The minimum initial investment is $1,000,000. However, an account may be opened with a smaller amount as long as the minimum is reached one year of opening the account. Financial institutions may impose different minimum investment requirements on their customers.

PURCHASING SHARES BY WIRE

Shares may be purchased by Federal Reserve wire by calling the Fund before 3:00 p.m. (Eastern time) to place an order. The order is considered received immediately. Payment by federal funds must be received before 3:00 p.m. (Eastern time) that day. Federal funds should be wired as follows: Federated Shareholder Services Company, c/o State Street Bank and Trust Company, Boston, MA;
Attention: EDGEWIRE; For Credit to: Prime Cash Obligations Fund-- Institutional Service Shares; Fund Number (this number can be found on the account statement or by contacting the Fund); Group Number or Order Number; Nominee or Institution Name; and ABA Number 011000028. Shares cannot be purchased by wire on holidays when wire transfers are restricted. Questions on wire purchases should be directed to your shareholder services representative at the telephone number listed on your account statement.

PURCHASING SHARES BY CHECK

Shares may be purchased by sending a check to Federated Shareholder Services Company, P.O. Box 8600, Boston, MA 02266-8600. The check should be made payable to: Prime Cash Obligations Fund -- Institutional Service Shares. Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received), and shares begin earning dividends the next day.

INVEST-BY-PHONE

Once an account has been opened, a shareholder may use invest-by-phone for investments if an authorization form has been filed with Federated Shareholder Services Company, the transfer agent for shares of the Fund. Approximately two weeks after sending the form to Federated Shareholder Services Company, the shareholder may call Federated Shareholder Services Company to purchase shares. Federated Shareholder Services Company will send a request for monies to the shareholder's commercial bank, savings bank, or credit union ("bank") via the Automated Clearing House. The shareholder's bank, which must be an Automated Clearing House member, will then forward the monies to Federated Shareholder Services Company. The purchase is normally entered the next business day after the initial phone request. For further information and an application, call the Fund.

HOW TO REDEEM SHARES

Shares are redeemed at their net asset value next determined after Federated Shareholder Services Company receives the redemption request. Redemptions will be made on days on which the Fund computes its net asset value. Redemption requests must be received in proper form and can be made as described below.
REDEEMING SHARES BY TELEPHONE      Redemptions in any amount may be made by
calling the Fund provided the Fund has a properly completed authorization form. These forms can be obtained from Federated Securities Corp. Proceeds from redemption requests received before 3:00 p.m. (Eastern time) will be wired the same day to the shareholder's account at a domestic commercial bank which is a member of the Federal Reserve System, but will not include that day's dividend. Proceeds from redemption requests received after that time include that day's dividend but will be wired the following business day. Proceeds from redemption requests on holidays when wire transfers are restricted will be wired the following business day. Questions about telephone redemptions on days when wire transfers are restricted should be directed to your shareholder services representative at the telephone number listed on your account statement.

Telephone instructions may be recorded and if reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or
fraudulent telephone instructions.     In the event of drastic economic or
market changes, a shareholder may experience difficulty in redeeming by telephone. If this occurs, "Redeeming Shares by Mail" should be considered. If at any time the Fund shall determine it necessary to terminate or modify the telephone redemption privilege, shareholders would be promptly notified.

REDEEMING SHARES BY MAIL

Shares may be redeemed in any amount by mailing a written request to: Federated Shareholder Services Company, P.O. Box 8600, Boston, MA 02266-8600. If share certificates have been issued, they should be sent unendorsed with the written request by registered or certified mail to the address noted above.

The written request should state: the Fund name and the class designation; the account name as registered with the Fund; the account number; and the number of shares to be redeemed or the dollar amount requested. All owners of the account must sign the request exactly as the shares are registered. Normally, a check for the proceeds is mailed within one business day, but in no event more than seven days, after the receipt of a proper written redemption request. Dividends are paid up to and including the day that a redemption request is processed.

Shareholders requesting a redemption of any amount to be sent to an address other than that on record with the Fund or a redemption payable other than to the shareholder of record must have their signatures guaranteed by a commercial or savings bank, trust company or savings association whose deposits are insured by an organization which is administered by the Federal Deposit Insurance Corporation; a member firm of a domestic stock exchange; or any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934. The Fund does not accept signatures guaranteed by a notary public.

ACCOUNT AND SHARE INFORMATION

DIVIDENDS

Dividends are declared daily and paid monthly. Dividends are automatically reinvested on payment dates in additional shares of the Fund unless cash payments are requested by writing to the Fund. Shares purchased by wire before 3:00 p.m.(Eastern time) begin earning dividends that day. Shares purchased by check begin earning dividends the day after the check is converted into federal funds.

CAPITAL GAINS

The Fund does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund will distribute in cash or additional shares any realized net long-term capital gains at least once every 12 months.

ACCOUNT ACTIVITY

Shareholders will receive periodic statements reporting all account activity, including dividends paid. The Fund will not issue share certificates.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, the Fund may redeem shares in any account, except accounts maintained by retirement plans, and pay the proceeds to the shareholder if the account balance falls below a required minimum value of $1,000,000 due to shareholder redemptions. Before shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional shares to meet the minimum requirement.

VOTING RIGHTS

Each share of the Trust owned by a shareholder gives that shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All shares of all classes of each portfolio in the Trust have equal voting rights, except that in matters affecting only a particular portfolio or class, only shareholders of that portfolio or class are entitled to vote. The Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Trust's or the Fund's operation and for election of Trustees under certain circumstances.

Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting shall be called by the Trustees upon the written request of
shareholders owning at least 10% of the outstanding shares of the Trust.     As
of March 2, 1998, Harris Trust and Savings Bank, Chicago, Illinois owned 67.73% of the voting securities of the Fund, and, therefore, may, for certain purposes, be deemed to control the Fund and be able to affect the outcome of certain
matters presented for a vote of shareholders.      TAX INFORMATION

FEDERAL INCOME TAX

The Fund will pay no federal income tax because it expects to meet requirements of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. The Fund will be treated as a single, separate entity for federal income tax purposes so that income (including capital gains) and losses realized by the Trust's other portfolios will not be combined for tax purposes with those realized by the Fund.

Unless otherwise exempt, shareholders are required to pay federal income tax on any dividends and other distributions received. This applies whether dividends and distributions are received in cash or as additional shares.

STATE AND LOCAL TAXES

Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.

OTHER CLASSES OF SHARES

The Fund also offers other classes. Institutional Shares are sold at net asset value primarily to entities holding shares in a fiduciary capacity, financial institutions, financial intermediaries, and institutional investors and are subject to a minimum initial investment of $1,000,000. Institutional Capital Shares are sold at net asset value primarily to financial institutions, financial intermediaries, and institutional investors holding shares in a fiduciary capacity, financial institutions, financial intermediaries, and institutional investors and are subject to a minimum initial investment of $1,000,000.

All classes are subject to certain of the same expenses.

Neither Institutional Shares nor Institutional Capital Shares are distributed with a 12b-1 Plan but both are subject to shareholder services fees. Currently
Institutional Shares are accruing no shareholder service fees.      Expense
differences between classes may affect the performance of each class.

To obtain more information and a prospectus for any other class, investors may call 1-800-341-7400.

PERFORMANCE INFORMATION

From time to time, the Fund advertises its yield, effective yield and total return. The performance figures will be calculated separately for each class of shares.

Yield represents the annualized rate of income earned on an investment over a seven-day period. It is the annualized dividends earned during the period on an investment shown as a percentage of the investment. The effective yield is calculated similarly to the yield, but when annualized, the income earned by an investment is assumed to be reinvested daily. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

Total return represents the change, over a specified period of time, in the value of an investment in the shares after reinvesting all income distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.

From time to time, advertisements for the Fund may refer to ratings, rankings, and other information in certain financial publications and/or compare the Fund's performance to certain indices.

FINANCIAL HIGHLIGHTS--INSTITUTIONAL CAPITAL SHARES
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                             YEAR ENDED JANUARY 31,
                             1998 1997 1996 1995(A)
 NET ASSET VALUE, BEGINNING OF PERIOD                        $ 1.00     $ 1.00    $ 1.00    $ 1.00
 INCOME FROM INVESTMENT OPERATIONS
   Net investment income                                       0.05       0.05      0.06      0.02
 LESS DISTRIBUTIONS
   Distributions from net investment income                   (0.05)     (0.05)    (0.06)    (0.02)
 NET ASSET VALUE, END OF PERIOD                              $ 1.00     $ 1.00    $ 1.00    $ 1.00
 TOTAL RETURN(B)                                               5.48%      5.23%     5.94%     1.66%
 RATIOS TO AVERAGE NET ASSETS
   Expenses                                                    0.30%      0.32%     0.32%     0.27%*
   Net investment income                                       5.46%      5.00%     5.75%     4.15%*
   Expense waiver/reimbursement(c)                             0.26%      0.18%     0.08%     0.12%*
 SUPPLEMENTAL DATA
   Net assets, end of period (000 omitted)                 $391,159    $48,910   $11,811    $8,318

* Computed on an annualized basis.

(a) Reflects operations for the period from October 6, 1994 (date of initial public investment) to January 31, 1995.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

FINANCIAL HIGHLIGHTS--INSTITUTIONAL SHARES

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                             YEAR ENDED JANUARY 31,
                                                1998       1997       1996       1995     1994(A)
 NET ASSET VALUE, BEGINNING OF PERIOD            $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00
 INCOME FROM INVESTMENT OPERATIONS
   Net investment income                           0.06       0.05       0.06       0.04       0.03
 LESS DISTRIBUTIONS
   Distributions from net investment income       (0.06)     (0.05)     (0.06)     (0.04)     (0.03)
 NET ASSET VALUE, END OF PERIOD                  $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00
 TOTAL RETURN(B)                                   5.61%      5.38%      6.08%      4.52%      3.14%
 RATIOS TO AVERAGE NET ASSETS
   Expenses                                        0.18%      0.18%      0.17%      0.12%      0.11%*
   Net investment income                           5.44%      5.25%      5.90%      4.30%      3.16%*
   Expense waiver/reimbursement(c)                 0.12%      0.14%      0.08%      0.13%      0.22%*
 SUPPLEMENTAL DATA
   Net assets, end of period (000 omitted)   $1,100,620 $1,572,912 $3,919,186 $1,538,802 $2,866,353

* Computed on an annualized basis.

(a) Reflects operations for the period from February 8, 1993 (date of initial public investment) to January 31, 1994.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

PORTFOLIO OF INVESTMENTS
PRIME CASH OBLIGATIONS FUND

JANUARY 31, 1998

      PRINCIPAL
        AMOUNT                                                                          VALUE
 SHORT-TERM NOTES--9.1%
 BANKING--1.4%
 $          10,000,000 Abbey National Treasury Services, PLC, 6.050%, 6/8/1998     $      9,997,240
            15,000,000 SALTS II Cayman Islands Corp., (Bankers Trust                     15,000,000
                       International, PLC Swap Agreement), 5.988%, 3/19/1998
             5,000,000 SALTS III Cayman Island Corp., (Bankers Trust                      5,000,000
                       International, PLC Swap Agreement), 5.725%, 7/23/1998
                         TOTAL                                                           29,997,240
 BROKERAGE--2.3%
            50,000,000 Goldman Sachs & Co., 5.600%, 4/27/1998                            50,000,000
 FINANCE - AUTOMOTIVE--0.6%
               895,171 Chase Manhattan Auto Owner Trust 1997-B, 5.744%,
            7/10/1998 895,171 12,801,922 Ford Credit Auto Owner Trust 1997-B,
            5.748%, 10/15/1998 12,801,922
                         TOTAL                                                           13,697,093
 FINANCE - COMMERCIAL--4.5%
            10,000,000 Beta Finance, Inc., 6.080%, 3/26/1998                             10,000,000
            11,000,000 Beta Finance, Inc., 6.160%, 5/12/1998                             11,000,000
            10,000,000 Beta Finance, Inc., 6.260%, 4/30/1998                             10,000,000
            65,000,000 (b)Triangle Funding Ltd., 5.594%, 11/16/1998                      65,000,000
                         TOTAL                                                           96,000,000
 FINANCE - EQUIPMENT--0.3%
               628,703 Caterpillar Financial Asset Trust 1997-A, 5.791%,                    628,703
                       5/25/1998
             6,325,149 Copelco Capital Funding Corp. X 1997-A, 5.809%, 7/20/1998          6,325,149
                         TOTAL                                                            6,953,852
                         TOTAL SHORT-TERM NOTES                                         196,648,185
 CERTIFICATE OF DEPOSIT--5.1%
 BANKING--5.1%
            47,000,000 Bankers Trust Co., New York, 5.880% - 6.010%, 9/9/1998 -          46,997,867
                       12/10/1998
            10,000,000 Canadian Imperial Bank of Commerce, Toronto, 5.900%,               9,997,289
                       8/27/1998
            10,000,000 Morgan Guaranty Trust Co., New York, 5.870%, 8/6/1998              9,998,538
            44,000,000 Societe Generale, Paris, 5.830% - 6.120%, 3/3/1998 -              43,989,019
                       10/15/1998
                         TOTAL CERTIFICATE OF DEPOSIT                                   110,982,713

 PRIME CASH OBLIGATIONS FUND

      PRINCIPAL
        AMOUNT                                                                          VALUE

 (A)COMMERCIAL PAPER--32.3%
 BANKING--7.1%
 $          60,000,000 Aspen Funding Corp., (Guaranteed by Deutsche Bank, AG),     $     59,619,758
                       5.855% - 5.873%, 3/6/1998 - 3/19/1998
            25,000,000 Cregem North America, Inc., (Guaranteed by Credit Communal        24,840,833
                       de Belgique, Brussles), 5.810%, 3/13/1998
            25,000,000 Glencore Finance (Bermuda) Ltd., (ABN AMRO Bank N.V.,             24,663,160
                       Amsterdam LOC), 5.526%, 5/1/1998
            19,000,000 Internationale Nederlanden U.S. Funding Corp., 5.827%,            18,635,559
                       6/3/1998
            25,000,000 Svenska Handelsbanken, Inc., (Guaranteed by Svenska               24,887,826
                       Handelsbanken, Stockholm), 5.729%, 3/2/1998
                         TOTAL                                                          152,647,136
 BROKERAGE--7.5%
            89,000,000 Merrill Lynch & Co., Inc., 5.514% - 5.803%, 2/23/1998 -           88,618,253
                       4/21/1998
            75,000,000 Morgan Stanley Group, Inc., 5.526% - 5.835%, 3/16/1998 -          74,334,896
                       4/27/1998
                         TOTAL                                                          162,953,149
 FINANCE - AUTOMOTIVE--1.2%
            25,000,000 Ford Motor Credit Corp., 5.568%, 4/10/1998                        24,740,750
 FINANCE - COMMERCIAL--11.0%
             6,000,000 Beta Finance, Inc., 5.708%, 2/17/1998                              5,985,200
            75,000,000 Corporate Asset Funding Co., Inc. (CAFCO), 5.516% -               74,360,549
                       5.796%, 2/6/1998 - 4/24/1998
           105,000,000 General Electric Capital Corp., 5.546% - 5.825%, 4/6/1998        102,930,053
                       - 8/17/1998
            55,000,000 Receivables Capital Corp., 5.514% - 5.776%, 2/6/1998 -            54,913,986
                       2/12/1998
                         TOTAL                                                          238,189,788
 FINANCE - RETAIL--3.2%
            70,000,000 New Center Asset Trust, A1+/P1 Series, 5.514% - 5.566%,           69,214,494
                       4/8/1998 - 4/22/1998
 INSURANCE--2.3%
            50,000,000 CXC, Inc., 5.510% - 5.511%, 4/9/1998                              49,493,778
                         TOTAL COMMERCIAL PAPER                                         697,239,095
 (C)VARIABLE RATE OBLIGATIONS--15.2%
 BANKING--11.2%
             2,000,000 Albuquerque, NM, Series 1997 El Canto, Inc., (Norwest Bank         2,000,000
                       Minnesota, N.A. LOC), 5.880%, 2/5/1998
             2,250,000 Beech Grove, IN, Series 1997 Poster Display Co, (Bank One,         2,250,000
                       Indianapolis, N.A. LOC), 5.580%, 2/5/1998
             2,250,000 C. W. Caldwell, Inc, Sweetbriar Assisted Living Facility,          2,250,000
                       Project, (Huntington National Bank, Columbus, OH LOC),
                       5.580%, 2/5/1998

 PRIME CASH OBLIGATIONS FUND

      PRINCIPAL
        AMOUNT                                                                          VALUE

 (C)VARIABLE RATE OBLIGATIONS--CONTINUED
 BANKING--CONTINUED
 $          15,014,000 Capital One Funding Corp., Series 1997B, (Bank One, Texas   $     15,014,000
                       N.A. LOC), 5.580%, 2/5/1998
             2,945,000 Casna Limited Partnership, Series 1997, (Huntington                2,945,000
                       National Bank, Columbus, OH LOC), 5.580%, 2/5/1998
             4,550,000 Chartiers Valley Industrial & Commercial Development               4,550,000
                       Authority, Woodhaven Convalescent Center Series 1997-B,
                       (Bank One, Ohio, N.A. LOC), 5.580%, 2/5/1998
             5,800,000 Chestnut Hills Apartments, Ltd., (Huntington National              5,800,000
                       Bank, Columbus, OH LOC), 5.630%, 2/5/1998
             1,500,000 Children's Defense Fund, (First National Bank of Maryland,         1,500,000
                       Baltimore LOC), 5.760%, 2/3/1998
             2,500,000 Clarksville, IN, Series 1997 Metal Sales Manf., (Star              2,500,000
                       Bank, N.A., Cincinnati LOC), 5.630%, 2/5/1998
             1,000,000 County of Wood, Williams Industries Service Inc., Project,         1,000,000
                       (Huntington National Bank, Columbus, OH LOC), 5.580%,
                       2/5/1998
             6,970,000 Franklin County, OH, Edison Wielding, Series 1995,                 6,970,000
                       (Huntington National Bank, Columbus, OH LOC), 5.700%,
                       2/5/1998
            12,500,000 Georgetown, KY Educational Institution, Series 1997-A,            12,500,000
                       (Bank One, Kentucky LOC), 5.580%, 2/5/1998
             1,410,000 Gerald T. Thom, Trustee U.A.D., March 27, 1997,                    1,410,000
                       (Huntington National Bank, Columbus, OH LOC), 5.580%,
                       2/5/1998
            11,550,000 Heritage at the Falls Assisted Living, Ltd., Series 1997,         11,550,000
                       (BankBoston, N.A. LOC), 5.680%, 2/5/1998
             5,900,000 IT Spring Wire, LLC, Series 1997, (Fifth Third Bank,               5,900,000
                       Cincinnati LOC), 5.550%, 2/5/1998
             4,530,000 International Processing Corp., (Bank One, Kentucky LOC),          4,530,000
                       5.630%, 2/5/1998
             1,250,000 Jefferson County, KY, Series 1997 Advanced Filtration              1,250,000
                       Concepts, Inc., (Bank One, Kentucky LOC), 5.630%, 2/5/1998
             2,000,000 Kit Carson County, CO, Midwest Farms Project, (Norwest             2,000,000
                       Bank Minnesota, N.A. LOC), 5.800%, 2/4/1998
            79,158,565 (b)Liquid Asset Backed Securities Trust, Series 1997-1,           79,158,565
                       (Westdeutsche Landesbank Girozentrale Swap Agreement),
                       5.594%, 2/17/1998
             5,000,000 Long Lane Master Trust III, Series 1997-C, 5.780%,                 5,000,000
                       5/31/1998
             3,225,000 M/S Land, LLC, (Bank One, Illinois, N.A. LOC), 5.650%,             3,225,000
                       2/5/1998
             5,000,000 Medilodge Group, Meadowbrook Project, (KeyBank, N.A. LOC),         5,000,000
                       5.960%, 2/5/1998
            10,000,000 Mississippi Business Finance Corp., Kohler Project,               10,000,000
                       (Wachovia Bank of Georgia N.A., Atlanta LOC), 5.800%,
                       2/5/1998
             3,200,000 New Berlin, WI, Sunraider LLC Series 1997B, (Bank One,             3,200,000
                       Wisconsin, N.A. LOC), 5.580%, 2/5/1998

 PRIME CASH OBLIGATIONS FUND

      PRINCIPAL
        AMOUNT                                                                          VALUE

 (C)VARIABLE RATE OBLIGATIONS--CONTINUED
 BANKING--CONTINUED
 $           4,700,000 New Jersey EDA, Morey Organization, Inc. Project Series     $      4,700,000
                       1997, (Corestates Bank N.A., Philadelphia, PA LOC),
                       5.750%, 2/4/1998
             2,565,000 New Jersey EDA, Pheonix Realty Partners, (Corestates Bank          2,565,000
                       N.A., Philadelphia, PA LOC), 5.750%, 2/4/1998
             3,400,000 Oakwoods Master Ltd. Partnership Series 1997, (Amsouth             3,400,000
                       Bank N.A., Birmingham LOC), 5.629%, 2/5/1998
             3,495,000 Oklahoma County Ind. Authority, Fred Jones Manufacturing           3,495,000
                       Co Project, (Chase Bank of Texas LOC), 6.100%, 4/1/1998
             5,000,000 Primex Funding Corp., Series 1997-A, (Bank One,                    5,000,000
                       Indianapolis, N.A. LOC), 5.580%, 2/5/1998
             8,706,157 (b) Rabobank Optional Redemption Trust, Series 1997-101,           8,706,157
                       5.754%, 2/17/1998
             4,125,000 Solon Properties, LLC, (Huntington National Bank,                  4,125,000
                       Columbus, OH LOC), 5.580%, 2/5/1998
             1,205,000 TDB Realty, Ltd., (Huntington National Bank, Columbus, OH          1,205,000
                       LOC), 5.580%, 2/5/1998
             3,360,000 Team Rahal of Pittsburgh, Inc., Series 1997, (Huntington           3,360,000
                       National Bank, Columbus, OH LOC), 5.580%, 2/5/1998
             4,000,000 Trap Rock Industries, Inc., Series 1997, (Corestates Bank          4,000,000
                       N.A., Philadelphia, PA LOC), 5.750%, 2/4/1998
             5,565,000 VLF, LLC, The Village of Lovejoy, Fountain Project,                5,565,000
                       (KeyBank, N.A. LOC), 5.700%, 2/5/1998
             3,405,000 Van Wyk Enterprises, Inc., (Huntington National Bank,              3,405,000
                       Columbus, OH LOC), 5.580%, 2/5/1998
                         TOTAL                                                          241,028,722
 FINANCE - RETAIL--0.8%
            18,000,000 Associates Corp. of North America, 5.730%, 2/3/1998               17,991,953
 INSURANCE--3.2%
            44,019,366 (b) Liquid Asset Backed Securities Trust, Series 1997-3           44,019,366
                       Senior Notes, (Guaranteed by AMBAC), 5.876%, 3/28/1998
            15,000,000 Peoples Security Life Insurance Company, 5.829%, 3/2/1998         15,000,000
            10,000,000 Travelers Insurance Company, 5.837%, 2/20/1998                    10,000,000
                         TOTAL                                                           69,019,366
                         TOTAL VARIABLE RATE OBLIGATIONS                                328,040,041
 TIME DEPOSIT--3.9%
 BANKING--3.9%
            50,000,000 Royal Bank of Canada, Montreal, 5.625%, 2/2/1998                  50,000,000
            35,000,000 Societe Generale, Paris, 5.625%, 2/2/1998                         35,000,000
                         TOTAL TIME DEPOSITS                                             85,000,000

 PRIME CASH OBLIGATIONS FUND

      PRINCIPAL
        AMOUNT                                                                          VALUE

 (D) REPURCHASE AGREEMENTS--34.3%
 $         100,000,000 ABN AMRO Chicago Corp., 5.650%, dated 1/30/1998, due        $    100,000,000
                       2/2/1998
           100,000,000 Bear, Stearns and Co., 5.650%, dated 1/30/1998, due              100,000,000
                       2/2/1998
           100,000,000 Goldman Sachs Group, LP, 5.650%, dated 1/30/1998, due            100,000,000
                       2/2/1998
            91,400,000 HSBC Securities, Inc., 5.650%, dated 1/30/1998, due               91,400,000
                       2/2/1998
            75,000,000 J.P. Morgan & Co., Inc., 5.580%, dated 1/30/1998, due             75,000,000
                       2/2/1998
            75,000,000 Salomon Smith Barney Holdings, Inc., 5.650%, dated                75,000,000
                       1/30/1998, due 2/2/1998
            27,600,000 Societe Generale, New York, 5.600%, dated 1/30/1998, due          27,600,000
                       2/2/1998
            32,000,000 UBS Securities, Inc., 5.590%, dated 1/30/1998, due                32,000,000
                       2/2/1998
           100,000,000 UBS Securities, Inc., 5.650%, dated 1/30/1998, due               100,000,000
                       2/2/1998
            40,000,000 (e)Chase Government Securities, Inc., 5.550%, dated               40,000,000
                       1/21/1998, due 4/20/1998
                         TOTAL REPURCHASE AGREEMENTS                                    741,000,000
                         TOTAL INVESTMENTS (AT AMORTIZED COST)(F)                   $ 2,158,910,034

(a) Each issue shows the rate of discount at the time of purchase for discount issues, or the coupon for interest bearing issues.

(b) Represents a restricted security which is subject to restrictions on resale under federal securities laws. At January 31, 1998, these securities amounted to $196,884,088, which represents 9.1% of net assets.

(c) Current rate and next reset date shown.

(d) The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investments in the repurchase agreements are through participation in joint accounts with other Federated funds.

(e) Although final maturity falls beyond seven days, a liquidity feature is included in each transaction to permit termination of the repurchase agreement within seven days.

(f) Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($2,160,443,124) at January 31, 1998.

The following acronyms are used throughout this portfolio:

AMBAC --American Municipal Bond Assurance Corporation EDA --Economic Development Authority LLC --Limited Liability Corporation LOC --Letter of Credit LP
--Limited Partnership PLC --Public Limited Company      (See Notes which are an
integral part of the Financial Statements)

STATEMENT OF ASSETS AND LIABILITIES

PRIME CASH OBLIGATIONS FUND

JANUARY 31, 1998

 ASSETS:
 Investments in repurchase agreements                              $   741,000,000
 Investments in securities                                           1,417,910,034
 Total investments in securities, at amortized cost and value                          $ 2,158,910,034
 Income receivable                                                                           7,222,948
   Total assets                                                                          2,166,132,982
 LIABILITIES:
 Income distribution payable                                             4,464,215
 Payable to Bank                                                         1,014,608
 Accrued expenses                                                          211,035
   Total liabilities                                                                         5,689,858
 NET ASSETS for 2,160,443,124 shares outstanding                                       $ 2,160,443,124
 NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER
 SHARE:
 INSTITUTIONAL SHARES:
 $1,100,619,513 / 1,100,619,513 shares outstanding                                               $1.00
 INSTITUTIONAL SERVICE SHARES:
 $668,664,748 / 668,664,748 shares outstanding                                                   $1.00
 INSTITUTIONAL CAPITAL SHARES:
 $391,158,863 / 391,158,863 shares outstanding                                                   $1.00

(See Notes which are an integral part of the Financial Statements)

STATEMENT OF OPERATIONS
PRIME CASH OBLIGATIONS FUND

YEAR ENDED JANUARY 31, 1998

 INVESTMENT INCOME:
 Interest                                                                               $ 98,581,162
 EXPENSES:
 Investment advisory fee                                                $   3,485,448
 Administrative personnel and services fee                                  1,315,415
 Custodian fees                                                               152,710
 Transfer and dividend disbursing agent fees and                               48,196
 expenses
 Directors'/Trustees' fees                                                     15,379
 Auditing fees                                                                 14,294
 Legal fees                                                                     6,505
 Portfolio accounting fees                                                    197,911
 Shareholder services fee--Institutional Service                            1,225,311
 Shares
 Shareholder services fee--Institutional Capital                              161,172
 Shares
 Share registration costs                                                      41,206
 Printing and postage                                                          26,340
 Insurance premiums                                                            11,962
 Taxes                                                                            873
 Miscellaneous                                                                 17,993
   Total expenses                                                           6,720,715
 Waivers--
   Waiver of investment advisory fee                    $ (2,107,753)
   Waiver of shareholder services fee--Institutional         (96,703)
 Capital Shares
     Total waivers                                                         (2,204,456)
       Net expenses                                                                         4,516,259
         Net investment income                                                           $ 94,064,903

(See Notes which are an integral part of the Financial Statements)

STATEMENT OF CHANGES IN NET ASSETS
PRIME CASH OBLIGATIONS FUND

                             YEAR ENDED JANUARY 31,
                                    1998 1997
 INCREASE (DECREASE) IN NET ASSETS:
 OPERATIONS--
 Net investment income                                  $       94,064,903    $    149,363,883
 Net realized gain (loss) on investments                                --            (930,171)
   Change in net assets resulting from operations               94,064,903         148,433,712
 DISTRIBUTIONS TO SHAREHOLDERS--
 Distributions from net investment income
   Institutional Shares                                        (64,610,393)       (131,246,169)
   Institutional Service Shares                                (25,937,194)        (16,786,956)
   Institutional Capital Shares                                 (3,517,316)           (861,359)
   Class C Shares                                                       --            (489,156)
     Change in net assets resulting from distributions         (94,064,903)       (149,383,640)
     to shareholders
 CAPITAL CONTRIBUTION                                                   --           1,107,973
 SHARE TRANSACTIONS--
 Proceeds from sale of shares                               25,518,721,091      44,315,024,567
 Net asset value of shares issued to shareholders in            45,738,378          70,429,183
 payment of distributions declared
 Cost of shares redeemed                                   (25,438,600,121)     (46,619,754,483)
   Change in net assets resulting from share                   125,859,348       (2,234,300,733)
   transactions
     Change in net assets                                      125,859,348       (2,234,142,688)
 NET ASSETS:
 Beginning of period                                         2,034,583,776        4,268,726,464
 End of period                                          $    2,160,443,124    $   2,034,583,776

(See Notes which are an integral part of the Financial Statements)

NOTES TO FINANCIAL STATEMENTS

PRIME CASH OBLIGATIONS FUND

JANUARY 31, 1998

ORGANIZATION

Money Market Obligations Trust II (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of three portfolios. The financial statements included herein are only those of Prime Cash Obligations Fund (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide a high level of current income consistent with stability of principal and liquidity.

The Fund offers three classes of shares: Institutional Shares, Institutional Service Shares and Institutional Capital Shares.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS

The Fund's use of the amortized cost method to value its portfolio securities is in accordance with Rule 2a-7 under the Act.

REPURCHASE AGREEMENTS

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.

INVESTMENT INCOME, EXPENSES, AND DISTRIBUTIONS

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

FEDERAL TAXES

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

RESTRICTED SECURITIES

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7
under the Investment Company Act of 1940.     Additional information on each
restricted security held at January 31, 1998, is as follows:

                                                           ACQUISITION   ACQUISITION
 SECURITY                                                     DATE          COST
 Liquid Asset Backed Securities Trust, Series 1997-1        2/19/1997     $79,158,565
 Liquid Asset Backed Securities Trust, Series 1997-3
 Senior Notes                                               6/27/1997      44,019,366
 Rabobank Optional Redemption Trust                         4/17/1997       8,706,157
 Triangle Funding Ltd.                                      11/4/1997      65,000,000

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER

Investment transactions are accounted for on the trade date.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest ($0.001 par value) for each class of shares. At January 31, 1998, capital paid-in aggregated $2,160,443,124. Transactions in shares were as follows:

                                                                         YEAR ENDED JANUARY 31,
 INSTITUTIONAL SHARES                                                     1998           1997
 Shares sold                                                        18,791,341,606   40,032,958,456
 Shares issued to shareholders in payment of distributions              42,611,959       69,513,711
 declared
 Shares redeemed                                                  (19,306,246,896) (42,448,889,011)
   Net change resulting from Institutional Share transactions        (472,293,331)  (2,346,416,844)

                                                                         YEAR ENDED JANUARY 31,
 INSTITUTIONAL SERVICE SHARES                                                1998           1997
 Shares sold                                                          5,032,974,804    3,521,627,120
 Shares issued to shareholders in payment of distributions declared         580,621           64,147
 Shares redeemed                                                     (4,777,652,535)  (3,433,416,889)
 Net change resulting from Institutional Service Share transactions     255,902,890       88,274,378
                                                                          YEAR ENDED JANUARY 31,
 INSTITUTIONAL CAPITAL SHARES                                               1998            1997
 Shares sold                                                          1,694,404,681      730,851,647
 Shares issued to shareholders in payment of distributions declared       2,545,798          756,768
 Shares redeemed                                                     (1,354,700,690)    (694,511,244)
 Net change resulting from Institutional Capital Share transactions     342,249,789       37,097,171
                                                                            YEAR ENDED JANUARY 31,
 CLASS C SHARES                                                             1998            1997(A)
 Shares sold                                                                 --           29,587,344
 Shares issued to shareholders in payment of distributions declared          --               94,557
 Shares redeemed                                                             --          (42,937,339)
 Net change resulting from Class C Share transactions                        --          (13,255,438)
 Net change resulting from share transactions                           125,859,348   (2,234,300,733)

(a) As of November 15, 1996, the Fund's Class C Shares were no longer operational.

INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE

Federated Management, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.20% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

CAPITAL CONTRIBUTION

Lehman Brothers Global Asset Management, Inc., the former Adviser, made a capital contribution to the Fund on November 15, 1996, of an amount equal to the accumulated net realized loss on investments balance carried by the Fund.
This transaction resulted in a permanent book and tax difference. As such, the paid-in-capital and accumulated net realized gain/loss accounts have been adjusted accordingly. This adjustment did not affect net investment income, net realized gains/losses, or net assets.

ADMINISTRATIVE FEE

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

SHAREHOLDER SERVICES FEE

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services, the Fund will pay Federated Shareholder Services up to 0.25% of average daily net assets of the Fund's shares for the period. There is no present intention of paying or accruing the shareholder services fee for the Institutional Shares. The fee paid to FSS is used to finance certain services for shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive any portion of its fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES

FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES

Federated Services Company maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

GENERAL

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

To the Shareholders and Board of Trustees of PRIME CASH OBLIGATIONS FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Prime Cash Obligations Fund, a portfolio of Money Market Obligations Trust II, as of January 31, 1998, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for the periods indicated therein. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of January 31, 1998, by correspondence with the custodian and brokers or other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Prime Cash Obligations Fund as of January 31, 1998, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and financial highlights for each of the periods indicated therein, in conformity with generally accepted accounting principles.

ERNST & YOUNG LLP

Pittsburgh, Pennsylvania
March 13, 1998

PRIME CASH
OBLIGATIONS FUND
INSTITUTIONAL SERVICE SHARES
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

DISTRIBUTOR

Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

INVESTMENT ADVISER
Federated Management
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

CUSTODIAN
State Street Bank and
Trust Company
P.O. Box 8600
Boston, MA 02266-8600

TRANSFER AGENT
AND DIVIDEND
DISBURSING AGENT
Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

INDEPENDENT AUDITORS
Ernst & Young LLP
One Oxford Centre
Pittsburgh, PA 15219


Federated Securities Corp., Distributor
1-800-341-7400
WWW.FEDERATEDINVESTORS.COM

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PRIME CASH OBLIGATIONS FUND     (A Portfolio of Money Market Obligations Trust
II)

Institutional Service Shares

PROSPECTUS

MARCH 31, 1998

A Portfolio of Money Market Obligations Trust II, an Open-End Management
Investment Company

Cusip 608912804
G01881-04-SS (3/98)

[Graphic]



Prime Cash Obligations Fund

(A Portfolio of Money Market Obligations Trust II)

Institutional Capital Shares

PROSPECTUS

The Institutional Capital Shares of Prime Cash Obligations Fund (the "Fund") offered by this prospectus represent interests in a portfolio of Money Market Obligations Trust II (the "Trust"), an open-end management investment company (a mutual fund). The Fund invests in short-term money market securities to achieve
current income consistent with stability of principal and liquidity.      THE
SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT ENDORSED OR GUARANTEED BY ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THESE SHARES INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL. THE FUND ATTEMPTS TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE; THERE CAN BE NO ASSURANCE THAT THE FUND WILL BE ABLE TO DO SO.

This prospectus contains the information you should read and know before you invest in the Fund. Keep this prospectus for future reference.

The Fund has also filed a Statement of Additional Information dated March 31, 1998, with the Securities and Exchange Commission ("SEC"). The information contained in the Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Statement of Additional Information or a paper copy of this prospectus, if you have received your prospectus electronically, free of charge by calling 1-800-341-7400. To obtain other information, or make inquiries about the Fund, contact the Fund at the address listed in the back of this prospectus. The Statement of Additional Information, material incorporated by reference into this document, and other information regarding the Fund is maintained electronically with the SEC at
Internet Web site (http://www.sec.gov).      THESE SECURITIES HAVE NOT BEEN
APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
Prospectus dated March 31, 1998      TABLE OF CONTENTS

 Summary of Fund Expenses 1 Financial Highlights--Institutional Capital Shares 2 General Information 3 Investment Information 3 Investment Objective 3 Investment Policies 3 Investment Risks 5 Investment Limitations 5 Fund Information 6 Management of the Fund 6 Distribution of Institutional Capital Shares 6 Administration of the Fund 7 Net Asset Value 7 How To Purchase Shares 7 Purchasing Shares by Wire 7 Purchasing Shares by Check 8 Invest-By-Phone 8 How To Redeem Shares 8 Redeeming Shares by Telephone 8 Redeeming Shares by Mail 8 Account and Share Information 9 Dividends 9 Capital Gains 9 Account Activity 9 Accounts with Low Balances 9 Voting Rights 9 Tax Information 9 Federal Income Tax 9 State and Local Taxes 9 Other Classes of Shares 9 Performance Information 10 Financial Highlights--Institutional Shares 11 Financial Highlights--Institutional Service Shares 12 Financial Statements 13 Report of Ernst & Young LLP, Independent Auditors 25

SUMMARY OF FUND EXPENSES

                                               INSTITUTIONAL CAPITAL SHARES
                                             SHAREHOLDER TRANSACTION EXPENSES

Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)                    None
Maximum Sales Charge Imposed on Reinvested Dividends (as a percentage of offering price)         None
Contingent Deferred Sales Charge (as a percentage of original purchase price or
redemption proceeds, as applicable)                                                              None
Redemption Fee (as a percentage of amount redeemed, if applicable)                               None
Exchange Fee                                                                                     None
                                                                                       <C
                                                ANNUAL OPERATING EXPENSES
                                         (As a percentage of average net assets)
Management Fee (after waiver)(1)                                                                 0.08%
12b-1 Fee                                                                                        None
Total Other Expenses                                                                             0.22%
      Shareholder Services Fee (after waiver)(2)                                            0.10%
Total Operating Expenses(3)                                                                      0.30%

(1) The management fee has been reduced to reflect the voluntary waiver of a portion of the management fee. The adviser can terminate this voluntary waiver at any time at its sole discretion. The maximum management fee is 0.20%.

(2) The shareholder services fee has been reduced to reflect the voluntary waiver of a portion of the shareholder services fee. The shareholder service provider can terminate this voluntary waiver at any time at its sole discretion. The maximum shareholder services fee is 0.25%.

(3) The total operating expenses would have been 0.56% absent the voluntary waivers of portions of the management fee and shareholder services fee.

The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of Institutional Capital Shares of the Fund will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see "Fund Information." Wire-transferred redemptions of less than $5,000 may be subject to additional fees.

 EXAMPLE
You would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.         1 Year
$ 3 3 Years $10 5 Years $17 10 Years $38          THE ABOVE EXAMPLE SHOULD NOT
BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

FINANCIAL HIGHLIGHTS--INSTITUTIONAL CAPITAL SHARES

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Reference is made to the Report of Ernst & Young LLP, Independent Auditors on page 25.

                             YEAR ENDED JANUARY 31,
                             1998 1997 1996 1995(A)
 NET ASSET VALUE, BEGINNING OF PERIOD                        $ 1.00     $ 1.00    $ 1.00    $ 1.00
 INCOME FROM INVESTMENT OPERATIONS
   Net investment income                                       0.05       0.05      0.06      0.02
 LESS DISTRIBUTIONS
   Distributions from net investment income                  (0.05)     (0.05)    (0.06)    (0.02)
 NET ASSET VALUE, END OF PERIOD                              $ 1.00     $ 1.00    $ 1.00    $ 1.00
 TOTAL RETURN(B)                                              5.48%      5.23%     5.94%     1.66%
 RATIOS TO AVERAGE NET ASSETS
   Expenses                                                   0.30%      0.32%     0.32%    0.27%*
   Net investment income                                      5.46%      5.00%     5.75%    4.15%*
   Expense waiver/reimbursement(c)                            0.26%      0.18%     0.08%    0.12%*
 SUPPLEMENTAL DATA
   Net assets, end of period (000 omitted)                 $391,159    $48,910   $11,811    $8,318

* Computed on an annualized basis.

(a) Reflects operations for the period from October 6, 1994 (date of initial public investment) to January 31, 1995.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

GENERAL INFORMATION

The Trust was established as a Massachusetts business trust under a Declaration of Trust dated November 16, 1992. The Declaration of Trust permits the Trust to offer separate series of shares representing interests in separate portfolios of securities. The shares in any one portfolio may be offered in separate classes. With respect to this Fund, as of the date of this prospectus, the Board of Trustees (the "Trustees") has established three classes of shares known as Institutional Shares, Institutional Service Shares and Institutional Capital Shares. This prospectus relates only to Institutional Capital Shares of the Fund, which are designed primarily for financial institutions, financial intermediaries and institutional investors as a convenient means of accumulating an interest in a professionally managed portfolio investing in short-term money market securities. A minimum initial investment of $1,000,000 over a one-year period is required.

The Fund attempts to stabilize the value of a share at $1.00. Shares are currently sold and redeemed at that price.

INVESTMENT INFORMATION

INVESTMENT OBJECTIVE

The investment objective of the Fund is current income consistent with stability of principal and liquidity. This investment objective may be changed by the Trustees without shareholder approval. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by complying with the diversification and other requirements of Rule 2a-7 under the Investment Company Act of 1940 which regulates money market mutual funds and by following
the investment policies described in this prospectus.      INVESTMENT POLICIES
    The Fund pursues its investment objective by investing in a portfolio of money market securities maturing in 13 months or less. The average maturity of the securities in the Fund's portfolio, computed on a dollar-weighted basis, will be 90 days or less. Unless indicated otherwise, the investment policies may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in these policies becomes effective. ACCEPTABLE INVESTMENTS

The Fund invests in high quality money market instruments that are either rated in the highest short-term rating category by one or more nationally recognized statistical rating organizations ("NRSROs") or are of comparable quality to securities having such ratings. Examples of these instruments include, but are not limited to:

   * domestic issues of corporate debt obligations, including variable rate demand notes;
   * commercial paper (including Canadian Commercial Paper and Europaper); * certificates of deposit, demand and time deposits, bankers' acceptances and other instruments of domestic and foreign banks and other deposit institutions ("Bank Instruments");
   * short-term credit facilities;
   * asset-backed securities;
   * obligations issued or guaranteed as to payment of principal and interest by the U.S. government or one of its agencies or instrumentalities;
   * other money market instruments; and
   * obligations issued by state and local government agencies.

The Fund invests only in instruments denominated and payable in U.S.
dollars.

VARIABLE RATE DEMAND NOTES

Variable rate demand notes are long-term debt instruments that have variable or floating interest rates and provide the Fund with the right to tender the security for repurchase at its stated principal amount plus accrued interest. Such securities typically bear interest at a rate that is intended to cause the securities to trade at par. The interest rate may float or be adjusted at regular intervals (ranging from daily to annually), and is normally based on a published interest rate or interest rate index. Most variable rate demand notes allow the Fund to demand the repurchase of the security on not more than seven days prior notice. Other notes only permit the Fund to tender the security at the time of each interest rate adjustment or at other fixed intervals. See "Demand Features." The Fund treats variable rate demand notes as maturing on the later of the date of the next interest rate adjustment or the date on which the Fund may next tender the security for repurchase.

BANK INSTRUMENTS

The Fund only invests in Bank Instruments either issued by an institution having capital, surplus and undivided profits over $100 million, or insured by the Bank Insurance Fund or the Savings Association Insurance Fund. Bank Instruments may include Eurodollar Certificates of Deposit ("ECDs"), Yankee Certificates of Deposit ("Yankee CDs") and Eurodollar Time Deposits ("ETDs"). The Fund will treat securities credit enhanced with a bank's letter of credit as Bank
Instruments.      ASSET-BACKED SECURITIES

Asset-backed securities are securities issued by special purpose entities whose primary assets consist of a pool of loans or accounts receivable. The securities may take the form of beneficial interests in special purpose trusts, limited partnership interests, or commercial paper or other debt securities issued by a special purpose corporation. Although the securities often have some form of credit or liquidity enhancement, payments on the securities depend predominantly upon collections of the loans and receivables held by the issuer.

SHORT-TERM CREDIT FACILITIES

The Fund may enter into, or acquire participations in, short-term borrowing arrangements with corporations, consisting of either a short-term revolving credit facility or a master note agreement payable upon demand. Under these arrangements, the borrower may reborrow funds during the term of the facility. The Fund treats any commitments to provide such advances as a standby commitment to purchase the borrower's notes.

REPURCHASE AGREEMENTS

Certain securities in which the Fund invests may be purchased pursuant to repurchase agreements. Repurchase agreements are arrangements in which banks, broker/dealers, and other recognized financial institutions sell securities to the Fund and agree at the time of sale to repurchase them at a mutually agreed-upon time and price. To the extent that the seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities.

REVERSE REPURCHASE AGREEMENTS

The Fund may also enter into reverse repurchase agreements. These transactions are similar to borrowing cash. In a reverse repurchase agreement, the Fund transfers possession of a portfolio instrument in return for a percentage of the instrument's market value in cash and agrees that on a stipulated date in the future the Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed-upon rate. The use of reverse repurchase agreements may enable the Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but does not ensure this result. However, liquid assets of the Fund, in a dollar amount sufficient to make payment for the securities to be purchased, are: segregated on the Fund's records at the trade date; marked to market daily; and maintained until the transaction is settled.

CREDIT ENHANCEMENT

Certain of the Fund's acceptable investments may be credit enhanced by a guaranty, letter of credit, or insurance. Any bankruptcy, receivership, default, or change in the credit quality of the party providing the credit enhancement will adversely affect the quality and marketability of the underlying security and could cause losses to the Fund and affect its share price.

DEMAND FEATURES

The Fund may acquire securities that are subject to puts and standby commitments ("demand features") to purchase the securities at their principal amount (usually with accrued interest) within a fixed period (usually seven days) following a demand by the Fund. The demand feature may be issued by the issuer of the underlying securities, a dealer in the securities, or by another third party, and may not be transferred separately from the underlying security. The Fund uses these arrangements to provide the Fund with liquidity and not to protect against changes in the market value of the underlying securities. The bankruptcy, receivership, or default by the issuer of the demand feature, or a default on the underlying security or other event that terminates the demand feature before its exercise, will adversely affect the liquidity of the underlying security. Demand features that are exercisable even after a payment default on the underlying security may be treated as a form of credit enhancement.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Fund may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices.

The Fund may dispose of a commitment prior to settlement if the adviser deems it appropriate to do so. In addition, the Fund may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Fund may realize short-term profits or losses upon the sale of such commitments.

LENDING OF PORTFOLIO SECURITIES

In order to generate additional income, the Fund may lend its portfolio securities on a short-term or long-term basis, or both, to broker/dealers, banks, or other institutional borrowers of securities. The Fund will only enter into loan arrangements with broker/dealers, banks, or other institutions which the adviser has determined are creditworthy under guidelines established by the Fund's Trustees and will receive collateral at all times equal to at least 100% of the value of the securities loaned. There is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price. In addition, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action.

RESTRICTED AND ILLIQUID SECURITIES

The Fund may invest in restricted securities. Restricted securities are any securities in which the Fund may invest pursuant to its investment objective and policies but which are subject to restrictions on resale under federal securities law. Under criteria established by the Trustees, certain restricted securities are determined to be liquid. To the extent that restricted securities are not determined to be liquid the Fund will limit their purchase, together with other illiquid securities, including non-negotiable time deposits, and repurchase agreements providing for settlement in more than seven days after notice to 10% of its net assets.

INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES

The Fund may invest its assets in securities of other investment companies as an efficient means of carrying out its investment policies. It should be noted that investment companies incur certain expenses, such as management fees, and, therefore, any investment by the Fund in shares of other investment companies may be subject to such duplicate expenses.

INVESTMENT RISKS

ECDs, ETDs, Yankee CDs, Canadian Commercial Paper, and Europaper are subject to different risks than domestic obligations of domestic banks or corporations. Examples of these risks include international economic and political developments, foreign governmental restrictions that may adversely affect the payment of principal or interest, foreign withholding or other taxes on interest income, difficulties in obtaining or enforcing a judgment against the issuing entity, and the possible impact of interruptions in the flow of international currency transactions. Risks may also exist for ECDs, ETDs, and Yankee CDs because the banks issuing these instruments, or their domestic or foreign branches, are not necessarily subject to the same regulatory requirements that apply to domestic banks, such as reserve requirements, loan limitations, examinations, accounting, auditing, recordkeeping, and the public availability of information. These factors will be carefully considered by the Fund's adviser in selecting investments for the Fund.

INVESTMENT LIMITATIONS

The Fund may not:

   * borrow money, except that the Fund may (i) borrow money for temporary or emergency purposes (not for leveraging or investment) from banks, or subject to specific authorization by the SEC, from funds advised by the adviser or an affiliate of the adviser, and (ii) engage in reverse repurchase agreements; provided that (i) and (ii) in combination do not exceed one-third of the value of the Fund's total assets (including the amount borrowed) less liabilities (other than borrowings). The Fund may not mortgage, pledge or hypothecate any assets except in connection with such borrowings and reverse repurchase agreements and then only in amounts not exceeding one-third of the value of the Fund's total assets at the time of such borrowing; or
   * purchase any securities which would cause 25% or more of the value of its total assets at the time of such purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, (unless the Fund is in a temporary defensive position); provided that there is no limitation with respect to investments in U.S. government securities or, in bank instruments issued by domestic banks.

The above investment limitations cannot be changed without shareholder approval.

FUND INFORMATION

MANAGEMENT OF THE FUND

BOARD OF TRUSTEES

The Fund is managed by a Board of Trustees. The Trustees are responsible for managing the Fund's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. An Executive Committee of the Board of Trustees handles the Board's responsibilities between meetings of the Board.

INVESTMENT ADVISER

Investment decisions for the Fund are made by Federated Management, the Fund's investment adviser, subject to direction by the Trustees. The adviser continually conducts investment research and supervision for the Fund and is responsible for the purchase and sale of portfolio instruments.

ADVISORY FEES

The adviser receives an annual investment advisory fee equal to 0.20% of the Fund's average daily net assets. The adviser may voluntarily choose to waive a portion of its fee or reimburse other expenses of the Fund, but reserves the right to terminate such waiver or reimbursement at any time at its sole discretion.

ADVISER'S BACKGROUND

Federated Management, a Delaware business trust, organized on April 11, 1989, is a registered investment adviser under the Investment Advisers Act of 1940. It is a subsidiary of Federated Investors. All of the Class A (voting) shares of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, Chairman and Trustee of Federated Investors, Mr. Donahue's wife, and Mr. Donahue's son, J. Christopher Donahue, who is President and Trustee of Federated Investors.

Federated Management and other subsidiaries of Federated Investors serve as investment advisers to a number of investment companies and private accounts. Certain other subsidiaries also provide administrative services to a number of investment companies. With over $120 billion invested across more than 300 funds under management and/or administration by its subsidiaries, as of December 31, 1997, Federated Investors is one of the largest mutual fund investment managers in the United States. With more than 2,000 employees, Federated continues to be led by the management who founded the company in 1955. Federated funds are presently at work in and through approximately 4,000 financial institutions nationwide.

Both the Trust and the adviser have adopted strict codes of ethics governing the conduct of all employees who manage the Fund and its portfolio securities. These codes recognize that such persons owe a fiduciary duty to the Fund's shareholders and must place the interests of shareholders ahead of the employees' own interests. Among other things, the codes: require preclearance and periodic reporting of personal securities transactions; prohibit personal transactions in securities being purchased or sold, or being considered for purchase or sale, by the Fund; prohibit purchasing securities in initial public offerings; and prohibit taking profits on securities held for less than sixty days. Violations of the codes are subject to review by the Trustees, and could result in severe penalties.

DISTRIBUTION OF INSTITUTIONAL CAPITAL SHARES

Federated Securities Corp. is the principal distributor for Institutional Capital Shares of the Fund. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors.

SHAREHOLDER SERVICES

The Fund has entered into a Shareholder Services Agreement with Federated Shareholder Services, a subsidiary of Federated Investors, under which the Fund may make payments up to 0.25% of the average daily net asset value of its shares, computed at an annual rate, to obtain certain personal services for shareholders and to maintain shareholder accounts. From time to time and for such periods as deemed appropriate, the amount stated above may be reduced voluntarily. Under the Shareholder Services Agreement, Federated Shareholder Services will either perform shareholder services directly or will select financial institutions to perform shareholder services. Financial institutions will receive fees based upon shares owned by their clients or customers. The schedules of such fees and the basis upon which such fees will be paid will be determined from time to time by the Fund and Federated Shareholder Services.

SUPPLEMENTAL PAYMENTS TO FINANCIAL INSTITUTIONS

In addition to payments made pursuant to the Shareholder Services Agreement, Federated Securities Corp. and Federated Shareholder Services, from their own assets, may pay financial institutions supplemental fees for the performance of substantial sales services, distribution-related support services, or shareholder services. The support may include sponsoring sales, educational and training seminars for their employees, providing sales literature, and engineering computer software programs that emphasize the attributes of the Fund. Such assistance will be predicated upon the amount of shares the financial institution sells or may sell, and/or upon the type and nature of sales or marketing support furnished by the financial institution. Any payments made by the distributor may be reimbursed by the Fund's investment adviser or its
affiliates.     ADMINISTRATION OF THE FUND      ADMINISTRATIVE SERVICES

Federated Services Company, a subsidiary of Federated Investors, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund at an annual rate which relates to the average aggregate daily net assets of all funds advised by affiliates of Federated Investors specified below:
 MAXIMUM         AVERAGE AGGREGATE
   FEE            DAILY NET ASSETS
 0.150%      on the first $250 million
 0.125%       on the next $250 million
 0.100%       on the next $250 million
 0.075% on assets in excess of $750 million

The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of shares. Federated Services Company may choose voluntarily to waive a portion of its fee.

NET ASSET VALUE

The Fund attempts to stabilize the net asset value of shares at $1.00 by valuing the portfolio securities using the amortized cost method. The net asset value per share is determined by subtracting liabilities attributable to Institutional Capital Shares from the value of Fund assets attributable to Institutional Capital Shares, and dividing the remainder by the number of Institutional Capital Shares outstanding. The Fund cannot guarantee that its net asset value will always remain at $1.00 per share.

The net asset value is determined at 12:00 noon, 3:00 p.m. (Eastern time), and as of the close of trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange, Monday through Friday, except on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

HOW TO PURCHASE SHARES

Shares are sold at their net asset value, without a sales charge, next determined after an order is received, on days on which the New York Stock Exchange is open for business. Shares may be purchased either by wire or by check. The Fund reserves the right to reject any purchase request.

To make a purchase, open an account by calling Federated Securities Corp. Information needed to establish the account will be taken by telephone. The minimum initial investment is $1,000,000. However, an account may be opened with a smaller amount as long as the minimum is reached within one year of opening an account. Financial institutions may impose different minimum investment requirements on their customers.

PURCHASING SHARES BY WIRE

Shares may be purchased by Federal Reserve wire by calling the Fund before 3:00 p.m. (Eastern time) to place an order. The order is considered received immediately. Payment by federal funds must be received before 3:00 p.m. (Eastern time) that day. Federal funds should be wired as follows: Federated Shareholder Services Company, c/o State Street Bank and Trust Company, Boston, MA;
Attention: EDGEWIRE; For Credit to: Prime Cash Obligations Fund-- Institutional Capital Shares; Fund Number (this number can be found on the account statement or by contacting the Fund); Group Number or Order Number; Nominee or Institution Name; and ABA Number 011000028. Shares cannot be purchased by wire on holidays when wire transfers are restricted. Questions on wire purchases should be directed to your shareholder services representative at the telephone number listed on your account statement.

PURCHASING SHARES BY CHECK

Shares may be purchased by sending a check to Federated Shareholder Services Company, P.O. Box 8600, Boston, MA 02266-8600. The check should be made payable to: Prime Cash Obligations Fund--Institutional Capital Shares. Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received), and shares begin earning dividends the next day.

INVEST-BY-PHONE

Once an account has been opened, a shareholder may use invest-by-phone for investments if an authorization form has been filed with Federated Shareholder Services Company, the transfer agent for shares of the Fund. Approximately two weeks after sending the form to Federated Shareholder Services Company, the shareholder may call Federated Shareholder Services Company to purchase shares. Federated Shareholder Services Company will send a request for monies to the shareholder's commercial bank, savings bank, or credit union ("bank") via the Automated Clearing House. The shareholder's bank, which must be an Automated Clearing House member, will then forward the monies to Federated Shareholder Services Company. The purchase is normally entered the next business day after the initial phone request. For further information and an application, call the Fund.

HOW TO REDEEM SHARES

Shares are redeemed at their net asset value next determined after Federated Shareholder Services Company receives the redemption request. Redemptions will be made on days on which the Fund computes its net asset value. Redemption requests must be received in proper form and can be made as described below.

REDEEMING SHARES BY TELEPHONE

Redemptions in any amount may be made by calling the Fund provided the Fund has a properly completed authorization form. These forms can be obtained from Federated Securities Corp. Proceeds from redemption requests received before 3:00 p.m. (Eastern time) will be wired the same day to the shareholder's account at a domestic commercial bank which is a member of the Federal Reserve System, but will not include that day's dividend. Proceeds from redemption requests received after that time include that day's dividend but will be wired the following business day. Proceeds from redemption requests on holidays when wire transfers are restricted will be wired the following business day. Questions about telephone redemptions on days when wire transfers are restricted should be directed to your shareholder services representative at the telephone number listed on your account statement.

Telephone instructions may be recorded and if reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If this occurs, "Redeeming Shares by Mail" should be considered. If at any time the Fund shall determine it necessary to terminate or modify the telephone redemption privilege, shareholders would be promptly notified.

REDEEMING SHARES BY MAIL

Shares may be redeemed in any amount by mailing a written request to: Federated Shareholder Services Company, P.O. Box 8600, Boston, MA 02266-8600. If share certificates have been issued, they should be sent unendorsed with the written request by registered or certified mail to the address noted above.

The written request should state: the Fund name and the class designation; the account name as registered with the Fund; the account number; and the number of shares to be redeemed or the dollar amount requested. All owners of the account must sign the request exactly as the shares are registered. Normally, a check for the proceeds is mailed within one business day, but in no event more than seven days, after the receipt of a proper written redemption request. Dividends are paid up to and including the day that a redemption request is processed.

Shareholders requesting a redemption of any amount to be sent to an address other than that on record with the Fund or a redemption payable other than to the shareholder of record must have their signatures guaranteed by a commercial or savings bank, trust company or savings association whose deposits are insured by an organization which is administered by the Federal Deposit Insurance Corporation; a member firm of a domestic stock exchange; or any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934. The Fund does not accept signatures guaranteed by a notary public.

ACCOUNT AND SHARE INFORMATION

DIVIDENDS

Dividends are declared daily and paid monthly. Dividends are automatically reinvested on payment dates in additional shares of the Fund unless cash payments are requested by writing to the Fund. Shares purchased by wire before 3:00 p.m. (Eastern time) begin earning dividends that day. Shares purchased by check begin earning dividends the day after the check is converted into federal funds.

CAPITAL GAINS

The Fund does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund will distribute in cash or additional shares any realized net long-term capital gains at least once every 12 months.

ACCOUNT ACTIVITY

Shareholders will receive periodic statements reporting all account activity, including dividends paid. The Fund will not issue share certificates.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, the Fund may redeem shares in any account, except accounts maintained by retirement plans, and pay the proceeds to the shareholder if the account balance falls below a required minimum value of $1,000,000 due to shareholder redemptions. Before shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional shares to meet the minimum requirement.

VOTING RIGHTS

Each share of the Trust owned by a shareholder gives that shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All shares of all classes of each portfolio in the Trust have equal voting rights, except that in matters affecting only a particular portfolio or class, only shareholders of that portfolio or class are entitled to vote. The Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Trust's or the Fund's operation and for election of Trustees under certain circumstances.

Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting shall be called by the Trustees upon the written request of shareholders owning at least 10% of the outstanding shares of the Trust.

TAX INFORMATION

FEDERAL INCOME TAX

The Fund will pay no federal income tax because it expects to meet requirements of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. The Fund will be treated as a single, separate entity for federal income tax purposes so that income (including capital gains) and losses realized by the Trust's other portfolios will not be combined for tax purposes with those realized by the Fund.

Unless otherwise exempt, shareholders are required to pay federal income tax on any dividends and other distributions received. This applies whether dividends and distributions are received in cash or as additional shares.

STATE AND LOCAL TAXES

Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.

OTHER CLASSES OF SHARES

The Fund also offers other classes. Institutional Shares are sold at net asset value primarily to entities holding shares in an agency or fiduciary capacity, financial institutions, financial intermediaries and institutional investors and are subject to a minimum initial investment of $1,000,000. Institutional Service Shares are sold at net asset value primarily to financial institutions, financial intermediaries and institutional investors and are subject to a minimum initial investment of $1,000,000.

All classes are subject to certain of the same expenses.

Neither Institutional Shares nor Institutional Service Shares are distributed with a 12b-1 Plan but both are subject to shareholder services fees. Currently, Institutional Shares are accruing no shareholder service fees.

Expense differences between classes may affect the performance of each class.

To obtain more information and a prospectus for any other class, investors may call 1-800-341-7400.

PERFORMANCE INFORMATION

From time to time, the Fund advertises its yield, effective yield and total return. The performance figures will be calculated separately for each class of shares.

Yield represents the annualized rate of income earned on an investment over a seven-day period. It is the annualized dividends earned during the period on an investment shown as a percentage of the investment. The effective yield is calculated similarly to the yield, but when annualized, the income earned by an investment is assumed to be reinvested daily. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

Total return represents the change, over a specified period of time, in the value of an investment in the shares after reinvesting all income distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.

From time to time, advertisements for the Fund may refer to ratings, rankings, and other information in certain financial publications and/or compare the Fund's performance to certain indices.

FINANCIAL HIGHLIGHTS--INSTITUTIONAL SHARES

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                             YEAR ENDED JANUARY 31,
                                                1998       1997       1996       1995     1994(A)
 NET ASSET VALUE, BEGINNING OF PERIOD            $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00
 INCOME FROM INVESTMENT OPERATIONS
   Net investment income                           0.06       0.05       0.06       0.04       0.03
 LESS DISTRIBUTIONS
   Distributions from net investment income      (0.06)     (0.05)     (0.06)     (0.04)     (0.03)
 NET ASSET VALUE, END OF PERIOD                  $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00
 TOTAL RETURN(B)                                  5.61%      5.38%      6.08%      4.52%      3.14%
 RATIOS TO AVERAGE NET ASSETS
   Expenses                                       0.18%      0.18%      0.17%      0.12%     0.11%*
   Net investment income                          5.44%      5.25%      5.90%      4.30%     3.16%*
   Expense waiver/reimbursement(c)                0.12%      0.14%      0.08%      0.13%     0.22%*
 SUPPLEMENTAL DATA
   Net assets, end of period (000 omitted)   $1,100,620 $1,572,912 $3,919,186 $1,538,802 $2,866,353

* Computed on an annualized basis.

(a) Reflects operations for the period from February 8, 1993 (date of initial public investment) to January 31, 1994.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

FINANCIAL HIGHLIGHTS--INSTITUTIONAL SERVICE SHARES

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                               YEAR ENDED JANUARY 31,
                                                    1998      1997      1996      1995    1994(A)
 NET ASSET VALUE, BEGINNING OF PERIOD               $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00
 INCOME FROM INVESTMENT OPERATIONS
   Net investment income                              0.05      0.05      0.06      0.04      0.01
 LESS DISTRIBUTIONS
   Distributions from net investment income         (0.05)    (0.05)    (0.06)    (0.04)    (0.01)
 NET ASSET VALUE, END OF PERIOD                     $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00
 TOTAL RETURN(B)                                     5.34%     5.11%     5.83%     4.21%     0.99%
 RATIOS TO AVERAGE NET ASSETS
   Expenses                                          0.43%     0.43%     0.42%     0.37%    0.36%*
   Net investment income                             5.29%     5.02%     5.65%     4.05%    2.91%*
   Expense waiver/reimbursement(c)                   0.12%     0.14%     0.08%     0.13%    0.22%*
 SUPPLEMENTAL DATA
   Net assets, end of period (000 omitted)        $668,665  $412,762  $324,474  $342,673  $350,666

* Computed on an annualized basis.

(a) Reflects operations for the period from September 2, 1993 (date of initial public investment) to January 31, 1994.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

PORTFOLIO OF INVESTMENTS

PRIME CASH OBLIGATIONS FUND

JANUARY 31, 1998

      PRINCIPAL
        AMOUNT                                                                          VALUE

 SHORT-TERM NOTES--9.1%
 BANKING--1.4%
 $          10,000,000 Abbey National Treasury Services, PLC, 6.050%, 6/8/1998     $      9,997,240
            15,000,000 SALTS II Cayman Islands Corp., (Bankers Trust                     15,000,000
                       International, PLC Swap Agreement), 5.988%, 3/19/1998
             5,000,000 SALTS III Cayman Island Corp., (Bankers Trust                      5,000,000
                       International, PLC Swap Agreement), 5.725%, 7/23/1998
                       TOTAL                                                             29,997,240
 BROKERAGE--2.3%
            50,000,000 Goldman Sachs & Co., 5.600%, 4/27/1998                            50,000,000
 FINANCE - AUTOMOTIVE--0.6%
               895,171 Chase Manhattan Auto Owner Trust 1997-B, 5.744%,
            7/10/1998 895,171 12,801,922 Ford Credit Auto Owner Trust 1997-B,
            5.748%, 10/15/1998 12,801,922
                       TOTAL                                                             13,697,093
 FINANCE - COMMERCIAL--4.5%
            10,000,000 Beta Finance, Inc., 6.080%, 3/26/1998                             10,000,000
            11,000,000 Beta Finance, Inc., 6.160%, 5/12/1998                             11,000,000
            10,000,000 Beta Finance, Inc., 6.260%, 4/30/1998                             10,000,000
            65,000,000 (b)Triangle Funding Ltd., 5.594%, 11/16/1998                      65,000,000
                       TOTAL                                                             96,000,000
 FINANCE - EQUIPMENT--0.3%
               628,703 Caterpillar Financial Asset Trust 1997-A, 5.791%,                    628,703
                       5/25/1998
             6,325,149 Copelco Capital Funding Corp. X 1997-A, 5.809%, 7/20/1998          6,325,149
                       TOTAL                                                              6,953,852
                       TOTAL SHORT-TERM NOTES                                           196,648,185
 CERTIFICATE OF DEPOSIT--5.1%
 BANKING--5.1%
            47,000,000 Bankers Trust Co., New York, 5.880% - 6.010%, 9/9/1998 -          46,997,867
                       12/10/1998
            10,000,000 Canadian Imperial Bank of Commerce, Toronto, 5.900%,               9,997,289
                       8/27/1998
            10,000,000 Morgan Guaranty Trust Co., New York, 5.870%, 8/6/1998              9,998,538
            44,000,000 Societe Generale, Paris, 5.830% - 6.120%, 3/3/1998 -              43,989,019
                       10/15/1998
                       TOTAL CERTIFICATE OF DEPOSIT                                     110,982,713

Prime Cash Obligations Fund

      PRINCIPAL
        AMOUNT                                                                          VALUE

 (A)COMMERCIAL PAPER--32.3%
 BANKING--7.1%
 $          60,000,000 Aspen Funding Corp., (Guaranteed by Deutsche Bank, AG),     $     59,619,758
                       5.855% - 5.873%, 3/6/1998 - 3/19/1998
            25,000,000 Cregem North America, Inc., (Guaranteed by Credit Communal        24,840,833
                       de Belgique, Brussles), 5.810%, 3/13/1998
            25,000,000 Glencore Finance (Bermuda) Ltd., (ABN AMRO Bank N.V.,             24,663,160
                       Amsterdam LOC), 5.526%, 5/1/1998
            19,000,000 Internationale Nederlanden U.S. Funding Corp., 5.827%,            18,635,559
                       6/3/1998
            25,000,000 Svenska Handelsbanken, Inc., (Guaranteed by Svenska               24,887,826
                       Handelsbanken, Stockholm), 5.729%, 3/2/1998
                       TOTAL                                                            152,647,136
 BROKERAGE--7.5%
            89,000,000 Merrill Lynch & Co., Inc., 5.514% - 5.803%, 2/23/1998 -           88,618,253
                       4/21/1998
            75,000,000 Morgan Stanley Group, Inc., 5.526% - 5.835%, 3/16/1998 -          74,334,896
                       4/27/1998
                       TOTAL                                                            162,953,149
 FINANCE - AUTOMOTIVE--1.2%
            25,000,000 Ford Motor Credit Corp., 5.568%, 4/10/1998                        24,740,750
 FINANCE - COMMERCIAL--11.0%
             6,000,000 Beta Finance, Inc., 5.708%, 2/17/1998                              5,985,200
            75,000,000 Corporate Asset Funding Co., Inc. (CAFCO), 5.516% -               74,360,549
                       5.796%, 2/6/1998 - 4/24/1998
           105,000,000 General Electric Capital Corp., 5.546% - 5.825%, 4/6/1998        102,930,053
                       - 8/17/1998
            55,000,000 Receivables Capital Corp., 5.514% - 5.776%, 2/6/1998 -            54,913,986
                       2/12/1998
                        TOTAL                                                           238,189,788
 FINANCE - RETAIL--3.2%
            70,000,000 New Center Asset Trust, A1+/P1 Series, 5.514% - 5.566%,           69,214,494
                       4/8/1998 - 4/22/1998
 INSURANCE--2.3%
            50,000,000 CXC, Inc., 5.510% - 5.511%, 4/9/1998                              49,493,778
                       TOTAL COMMERCIAL PAPER                                           697,239,095
 (C)VARIABLE RATE OBLIGATIONS--15.2%
 BANKING--11.2%
             2,000,000 Albuquerque, NM, Series 1997 El Canto, Inc., (Norwest Bank         2,000,000
                       Minnesota, N.A. LOC), 5.880%, 2/5/1998
             2,250,000 Beech Grove, IN, Series 1997 Poster Display Co, (Bank One,         2,250,000
                       Indianapolis, N.A. LOC), 5.580%, 2/5/1998
             2,250,000 C. W. Caldwell, Inc, Sweetbriar Assisted Living Facility,          2,250,000
                       Project, (Huntington National Bank, Columbus, OH LOC),
                       5.580%, 2/5/1998

 Prime Cash Obligations Fund

      PRINCIPAL
        AMOUNT                                                                          VALUE

 (C)VARIABLE RATE OBLIGATIONS--CONTINUED
 BANKING--CONTINUED
 $          15,014,000 Capital One Funding Corp., Series 1997B, (Bank One, Texas   $     15,014,000
                       N.A. LOC), 5.580%, 2/5/1998
             2,945,000 Casna Limited Partnership, Series 1997, (Huntington                2,945,000
                       National Bank, Columbus, OH LOC), 5.580%, 2/5/1998
             4,550,000 Chartiers Valley Industrial & Commercial Development               4,550,000
                       Authority, Woodhaven Convalescent Center Series 1997-B,
                       (Bank One, Ohio, N.A. LOC), 5.580%, 2/5/1998
             5,800,000 Chestnut Hills Apartments, Ltd., (Huntington National              5,800,000
                       Bank, Columbus, OH LOC), 5.630%, 2/5/1998
             1,500,000 Children's Defense Fund, (First National Bank of Maryland,         1,500,000
                       Baltimore LOC), 5.760%, 2/3/1998
             2,500,000 Clarksville, IN, Series 1997 Metal Sales Manf., (Star              2,500,000
                       Bank, N.A., Cincinnati LOC), 5.630%, 2/5/1998
             1,000,000 County of Wood, Williams Industries Service Inc., Project,         1,000,000
                       (Huntington National Bank, Columbus, OH LOC), 5.580%,
                       2/5/1998
             6,970,000 Franklin County, OH, Edison Wielding, Series 1995,                 6,970,000
                       (Huntington National Bank, Columbus, OH LOC), 5.700%,
                       2/5/1998
            12,500,000 Georgetown, KY Educational Institution, Series 1997-A,            12,500,000
                       (Bank One, Kentucky LOC), 5.580%, 2/5/1998
             1,410,000 Gerald T. Thom, Trustee U.A.D., March 27, 1997,                    1,410,000
                       (Huntington National Bank, Columbus, OH LOC), 5.580%,
                       2/5/1998
            11,550,000 Heritage at the Falls Assisted Living, Ltd., Series 1997,         11,550,000
                       (BankBoston, N.A. LOC), 5.680%, 2/5/1998
             5,900,000 IT Spring Wire, LLC, Series 1997, (Fifth Third Bank,               5,900,000
                       Cincinnati LOC), 5.550%, 2/5/1998
             4,530,000 International Processing Corp., (Bank One, Kentucky LOC),          4,530,000
                       5.630%, 2/5/1998
             1,250,000 Jefferson County, KY, Series 1997 Advanced Filtration              1,250,000
                       Concepts, Inc., (Bank One, Kentucky LOC), 5.630%, 2/5/1998
             2,000,000 Kit Carson County, CO, Midwest Farms Project, (Norwest             2,000,000
                       Bank Minnesota, N.A. LOC), 5.800%, 2/4/1998
            79,158,565 (b)Liquid Asset Backed Securities Trust, Series 1997-1,           79,158,565
                       (Westdeutsche Landesbank Girozentrale Swap Agreement),
                       5.594%, 2/17/1998
             5,000,000 Long Lane Master Trust III, Series 1997-C, 5.780%,                 5,000,000
                       5/31/1998
             3,225,000 M/S Land, LLC, (Bank One, Illinois, N.A. LOC), 5.650%,             3,225,000
                       2/5/1998
             5,000,000 Medilodge Group, Meadowbrook Project, (KeyBank, N.A. LOC),         5,000,000
                       5.960%, 2/5/1998
            10,000,000 Mississippi Business Finance Corp., Kohler Project,               10,000,000
                       (Wachovia Bank of Georgia N.A., Atlanta LOC), 5.800%,
                       2/5/1998
             3,200,000 New Berlin, WI, Sunraider LLC Series 1997B, (Bank One,             3,200,000
                       Wisconsin, N.A. LOC), 5.580%, 2/5/1998

 Prime Cash Obligations Fund

      PRINCIPAL
        AMOUNT                                                                          VALUE

 (C)VARIABLE RATE OBLIGATIONS--CONTINUED
 BANKING--CONTINUED
 $           4,700,000 New Jersey EDA, Morey Organization, Inc. Project Series     $      4,700,000
                       1997, (Corestates Bank N.A., Philadelphia, PA LOC),
                       5.750%, 2/4/1998
             2,565,000 New Jersey EDA, Pheonix Realty Partners, (Corestates Bank          2,565,000
                       N.A., Philadelphia, PA LOC), 5.750%, 2/4/1998
             3,400,000 Oakwoods Master Ltd. Partnership Series 1997, (Amsouth             3,400,000
                       Bank N.A., Birmingham LOC), 5.629%, 2/5/1998
             3,495,000 Oklahoma County Ind. Authority, Fred Jones Manufacturing           3,495,000
                       Co Project, (Chase Bank of Texas LOC), 6.100%, 4/1/1998
             5,000,000 Primex Funding Corp., Series 1997-A, (Bank One,                    5,000,000
                       Indianapolis, N.A. LOC), 5.580%, 2/5/1998
             8,706,157 (b) Rabobank Optional Redemption Trust, Series 1997-101,           8,706,157
                       5.754%, 2/17/1998
             4,125,000 Solon Properties, LLC, (Huntington National Bank,                  4,125,000
                       Columbus, OH LOC), 5.580%, 2/5/1998
             1,205,000 TDB Realty, Ltd., (Huntington National Bank, Columbus, OH          1,205,000
                       LOC), 5.580%, 2/5/1998
             3,360,000 Team Rahal of Pittsburgh, Inc., Series 1997, (Huntington           3,360,000
                       National Bank, Columbus, OH LOC), 5.580%, 2/5/1998
             4,000,000 Trap Rock Industries, Inc., Series 1997, (Corestates Bank          4,000,000
                       N.A., Philadelphia, PA LOC), 5.750%, 2/4/1998
             5,565,000 VLF, LLC, The Village of Lovejoy, Fountain Project,                5,565,000
                       (KeyBank, N.A. LOC), 5.700%, 2/5/1998
             3,405,000 Van Wyk Enterprises, Inc., (Huntington National Bank,              3,405,000
                       Columbus, OH LOC), 5.580%, 2/5/1998
                       TOTAL                                                            241,028,722
 FINANCE - RETAIL--0.8%
            18,000,000 Associates Corp. of North America, 5.730%, 2/3/1998               17,991,953
 INSURANCE--3.2%
            44,019,366 (b) Liquid Asset Backed Securities Trust, Series 1997-3           44,019,366
                       Senior Notes, (Guaranteed by AMBAC), 5.876%, 3/28/1998
            15,000,000 Peoples Security Life Insurance Company, 5.829%, 3/2/1998         15,000,000
            10,000,000 Travelers Insurance Company, 5.837%, 2/20/1998                    10,000,000
                       TOTAL                                                             69,019,366
                       TOTAL VARIABLE RATE OBLIGATIONS                                  328,040,041
 TIME DEPOSIT--3.9%
 BANKING--3.9%
            50,000,000 Royal Bank of Canada, Montreal, 5.625%, 2/2/1998                  50,000,000
            35,000,000 Societe Generale, Paris, 5.625%, 2/2/1998                         35,000,000
                       TOTAL TIME DEPOSITS                                               85,000,000

 Prime Cash Obligations Fund

      PRINCIPAL
        AMOUNT                                                                          VALUE

 (D) REPURCHASE AGREEMENTS--34.3%
 $         100,000,000 ABN AMRO Chicago Corp., 5.650%, dated 1/30/1998, due        $    100,000,000
                       2/2/1998
           100,000,000 Bear, Stearns and Co., 5.650%, dated 1/30/1998, due              100,000,000
                       2/2/1998
           100,000,000 Goldman Sachs Group, LP, 5.650%, dated 1/30/1998, due            100,000,000
                       2/2/1998
            91,400,000 HSBC Securities, Inc., 5.650%, dated 1/30/1998, due               91,400,000
                       2/2/1998
            75,000,000 J.P. Morgan & Co., Inc., 5.580%, dated 1/30/1998, due             75,000,000
                       2/2/1998
            75,000,000 Salomon Smith Barney Holdings, Inc., 5.650%, dated                75,000,000
                       1/30/1998, due 2/2/1998
            27,600,000 Societe Generale, New York, 5.600%, dated 1/30/1998, due          27,600,000
                       2/2/1998
            32,000,000 UBS Securities, Inc., 5.590%, dated 1/30/1998, due                32,000,000
                       2/2/1998
           100,000,000 UBS Securities, Inc., 5.650%, dated 1/30/1998, due               100,000,000
                       2/2/1998
            40,000,000 (e)Chase Government Securities, Inc., 5.550%, dated               40,000,000
                       1/21/1998, due 4/20/1998
                       TOTAL REPURCHASE AGREEMENTS                                      741,000,000
                       TOTAL INVESTMENTS (AT AMORTIZED COST)                        $ 2,158,910,034

(a) Each issue shows the rate of discount at the time of purchase for discount issues, or the coupon for interest bearing issues.

(b) Represents a restricted security which is subject to restrictions on resale under federal securities laws. At January 31, 1998, these securities amounted to $196,884,088, which represents 9.1% of net assets.

(c) Current rate and next reset date shown.

(d) The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investments in the repurchase agreements are through participation in joint accounts with other Federated funds.

(e) Although final maturity falls beyond seven days, a liquidity feature is included in each transaction to permit termination of the repurchase agreement within seven days.

(f) Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($2,160,443,124) at January 31, 1998.

The following acronyms are used throughout this portfolio:

AMBAC --American Municipal Bond Assurance Corporation EDA --Economic Development Authority LLC --Limited Liability Corporation LOC --Letter of Credit LP
--Limited Partnership PLC --Public Limited Company      (See Notes which are an
integral part of the Financial Statements)

STATEMENT OF ASSETS AND LIABILITIES

PRIME CASH OBLIGATIONS FUND

JANUARY 31, 1998

 ASSETS:
 Investments in repurchase agreements                              $   741,000,000
 Investments in securities                                           1,417,910,034
 Total investments in securities, at amortized cost and value                       $ 2,158,910,034
 Income receivable                                                                        7,222,948
   Total assets                                                                       2,166,132,982
 LIABILITIES:
 Income distribution payable                                             4,464,215
 Payable to Bank                                                         1,014,608
 Accrued expenses                                                          211,035
   Total liabilities                                                                      5,689,858
 Net Assets for 2,160,443,124 shares outstanding                                    $ 2,160,443,124
 NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER
 SHARE:
 INSTITUTIONAL SHARES:
 $1,100,619,513 / 1,100,619,513 shares outstanding                                            $1.00
 INSTITUTIONAL SERVICE SHARES:
 $668,664,748 / 668,664,748 shares outstanding                                                $1.00
 INSTITUTIONAL CAPITAL SHARES:
 $391,158,863 / 391,158,863 shares outstanding                                                $1.00

(See Notes which are an integral part of the Financial Statements)

STATEMENT OF OPERATIONS

PRIME CASH OBLIGATIONS FUND

YEAR ENDED JANUARY 31, 1998

 INVESTMENT INCOME:
 Interest                                                                              $ 98,581,162
 EXPENSES:
 Investment advisory fee                                                $   3,485,448
 Administrative personnel and services fee                                  1,315,415
 Custodian fees                                                               152,710
 Transfer and dividend disbursing agent fees and                               48,196
 expenses
 Directors'/Trustees' fees                                                     15,379
 Auditing fees                                                                 14,294
 Legal fees                                                                     6,505
 Portfolio accounting fees                                                    197,911
 Shareholder services fee--Institutional Service                            1,225,311
 Shares
 Shareholder services fee--Institutional Capital                              161,172
 Shares
 Share registration costs                                                      41,206
 Printing and postage                                                          26,340
 Insurance premiums                                                            11,962
 Taxes                                                                            873
 Miscellaneous                                                                 17,993
   Total expenses                                                           6,720,715
 Waivers--
   Waiver of investment advisory fee                    $ (2,107,753)
   Waiver of shareholder services fee--Institutional         (96,703)
 Capital Shares
     Total waivers                                                        (2,204,456)
       Net expenses                                                                       4,516,259
         Net investment income                                                         $ 94,064,903

(See Notes which are an integral part of the Financial Statements)

STATEMENT OF CHANGES IN NET ASSETS

PRIME CASH OBLIGATIONS FUND

                                                               YEAR ENDED JANUARY 31,
                                                              1998                  1997
 INCREASE (DECREASE) IN NET ASSETS:
 OPERATIONS--
 Net investment income                                  $       94,064,903   $     149,363,883
 Net realized gain (loss) on investments                                --           (930,171)
   Change in net assets resulting from operations               94,064,903         148,433,712
 DISTRIBUTIONS TO SHAREHOLDERS--
 Distributions from net investment income
   Institutional Shares                                       (64,610,393)       (131,246,169)
   Institutional Service Shares                               (25,937,194)        (16,786,956)
   Institutional Capital Shares                                (3,517,316)           (861,359)
   Class C Shares                                                       --           (489,156)
     Change in net assets resulting from distributions        (94,064,903)       (149,383,640)
 to shareholders
 CAPITAL CONTRIBUTION                                                   --           1,107,973
 SHARE TRANSACTIONS--
 Proceeds from sale of shares                               25,518,721,091      44,315,024,567
 Net asset value of shares issued to shareholders in            45,738,378          70,429,183
 payment of distributions declared
 Cost of shares redeemed                                  (25,438,600,121)     (46,619,754,483)
   Change in net assets resulting from share                   125,859,348     (2,234,300,733)
 transactions
     Change in net assets                                      125,859,348     (2,234,142,688)
 NET ASSETS:
 Beginning of period                                         2,034,583,776       4,268,726,464
 End of period                                          $    2,160,443,124   $   2,034,583,776

(See Notes which are an integral part of the Financial Statements)

NOTES TO FINANCIAL STATEMENTS

PRIME CASH OBLIGATIONS FUND

JANUARY 31, 1998

ORGANIZATION

Money Market Obligations Trust II (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of three portfolios. The financial statements included herein are only those of Prime Cash Obligations Fund (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide a high level of current income consistent with stability of principal and liquidity.

The Fund offers three classes of shares: Institutional Shares, Institutional Service Shares and Institutional Capital Shares.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS

The Fund's use of the amortized cost method to value its portfolio securities is in accordance with Rule 2a-7 under the Act.

REPURCHASE AGREEMENTS

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.

INVESTMENT INCOME, EXPENSES, AND DISTRIBUTIONS

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

FEDERAL TAXES

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

RESTRICTED SECURITIES

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Investment Company Act of 1940.

Additional information on each restricted security held at January 31, 1998, is as follows:

                  SECURITY                                            ACQUISITION DATE    ACQUISITION COST
 Liquid Asset Backed Securities Trust, Series 1997-1                      2/19/1997          $79,158,565

 Liquid Asset Backed Securities Trust, Series 1997-3 Senior Notes         6/27/1997           44,019,366

 Rabobank Optional Redemption Trust                                       4/17/1997            8,706,157
 Triangle Funding Ltd                                                     11/4/1997            65,000,000

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER

Investment transactions are accounted for on the trade date.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest ($0.001 par value) for each class of shares. At January 31, 1998, capital paid-in aggregated $2,160,443,124. Transactions in shares were as follows:

                                                                         YEAR ENDED JANUARY 31,
 INSTITUTIONAL SHARES                                                  1998               1997
 Shares sold                                                        18,791,341,606   40,032,958,456
 Shares issued to shareholders in payment of distributions              42,611,959       69,513,711
 declared
 Shares redeemed                                                  (19,306,246,896) (42,448,889,011)
   Net change resulting from Institutional Share                     (472,293,331)  (2,346,416,844)
   transactions
                                                                          YEAR ENDED JANUARY 31,
INSTITUTIONAL SERVICE SHARES                                           1998               1997

Shares sold                                                          5,032,974        3,521,627,120
Shares issued to shareholders in payment
of distributions declared                                              580,621               64,147
Shares redeemed                                                 (4,777,652,535)      (3,433,416,889)
Net change resulting from
Institutional Service Share transactions                           255,902,890           88,274,378

                                                                          YEAR ENDED JANUARY 31,
INSTITUTIONAL CAPITAL SHARES                                           1998               1997
Shares sold                                                         1,694,404,681       730,851,647
Shares issued to shareholders in
payment of distributions declared                                       2,545,798           756,768
Shares redeemed                                                    (1,354,700,690)     (694,511,244)
Net change resulting from
Institutional Capital Share transactions                              342,249,789        37,097,171

                                                                          YEAR ENDED JANUARY 31,
CLASS C SHARES                                                         1998            1997(A)
Shares sold                                                                 --           29,587,344
Shares issued to shareholders in payment of
distributions declared                                                      --               94,557
Shares redeemed                                                             --          (42,937,339)
Net change resulting from Class C Share transactions                        --          (13,255,438)
Net change resulting from share transactions                          125,859,348    (2,234,300,733)

(a)As of November 15, 1996, the Fund's Class C Shares were no longer operational.

INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE

Federated Management, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.20% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

CAPITAL CONTRIBUTION

Lehman Brothers Global Asset Management, Inc., the former Adviser, made a capital contribution to the Fund on November 15, 1996, of an amount equal to the accumulated net realized loss on investments balance carried by the Fund.
This transaction resulted in a permanent book and tax difference. As such, the paid-in-capital and accumulated net realized gain/loss accounts have been adjusted accordingly. This adjustment did not affect net investment income, net realized gains/losses, or net assets.

ADMINISTRATIVE FEE

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

SHAREHOLDER SERVICES FEE

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services, the Fund will pay Federated Shareholder Services up to 0.25% of average daily net assets of the Fund's shares for the period. There is no present intention of paying or accruing the shareholder services fee for the Institutional Shares. The fee paid to FSS is used to finance certain services for shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive any portion of its fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES

FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES

Federated Services Company maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

GENERAL

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

To the Shareholders and Board of Trustees of PRIME CASH OBLIGATIONS FUND:     We
have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Prime Cash Obligations Fund, a portfolio of Money Market Obligations Trust II, as of January 31, 1998, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for the periods indicated therein. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of January 31, 1998, by correspondence with the custodian and brokers or other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Prime Cash Obligations Fund as of January 31, 1998, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and financial highlights for each of the periods indicated therein, in conformity with generally accepted accounting principles.

ERNST & YOUNG LLP

Pittsburgh, Pennsylvania
March 13, 1998

[Graphic]

Prime Cash Obligations Fund

(A Portfolio of Money Market Obligations Trust II)

Institutional Capital Shares

PROSPECTUS

MARCH 31, 1998

A Portfolio of Money Market Obligations Trust II, an Open-End Management Investment Company

PRIME CASH
OBLIGATIONS FUND INSTITUTIONAL
CAPITAL SHARES
Federated Investors Funds
5800 Corporate Drive Pittsburgh, PA 15237-7000

DISTRIBUTOR
Federated Securities Corp. Federated Investors Tower
1001 Liberty Avenue Pittsburgh, PA 15222-3779

INVESTMENT ADVISER
Federated Management Federated Investors Tower
1001 Liberty Avenue

Pittsburgh, PA 15222-3779
CUSTODIAN
State Street Bank and
Trust Company
P.O. Box 8600
Boston, MA 02266-8600
TRANSFER AGENT
AND DIVIDEND
DISBURSING AGENT
Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600 INDEPENDENT AUDITORS Ernst & Young LLP One Oxford Centre Pittsburgh, PA 15219
Federated Securities Corp., Distributor
1-800-341-7400
www.federatedinvestors.com
Cusip 608912887

G01881-08 (3/98)

[Graphic]


PRIME CASH OBLIGATIONS FUND

(A PORTFOLIO OF MONEY MARKET OBLIGATIONS TRUST II)

INSTITUTIONAL CAPITAL SHARES
INSTITUTIONAL SHARES
INSTITUTIONAL SERVICE SHARES

STATEMENT OF ADDITIONAL INFORMATION

This Statement of Additional Information should be read with the prospectuses of Prime Cash Obligations Fund (the "Fund"), a portfolio of Money Market Obligations Trust II (the "Trust") dated March 31, 1998. This Statement is not a prospectus. You may request a copy of a prospectus or a paper copy of this Statement, if you have received it electronically, free of charge by calling 1-800-341-7400.

PRIME CASH OBLIGATIONS FUND
FEDERATED INVESTORS FUNDS
5800 CORPORATE DRIVE
PITTSBURGH, PA 15237-7000

Statement dated March 31, 1998

[Graphic]Federated Investors

Federated Securities Corp., Distributor
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779
1-800-341-7400
www.federatedinvestors.com

Cusip 608912705
Cusip 608912804
Cusip 608912887

G01881-11 (3/98)

[Graphic]

TABLE OF CONTENTS

 FUND HISTORY 1 INVESTMENT POLICIES 1 Acceptable Investments 1 U.S. Government Securities 1 Bank Instruments 1 Ratings 1 Municipal Securities 1 When-Issued and Delayed Delivery Transactions 2 Repurchase Agreements 2 Reverse Repurchase Agreements 2 Restricted and Illiquid Securities 2 Credit Enhancement 2 Lending of Portfolio Securities 2 Investing in Securities of Other Investment Companies 2 INVESTMENT LIMITATIONS 3 Diversification of Investments 3 Issuing Senior Securities, Borrowing Money, and Pledging Assets 3 Concentration of Investments 3 Lending Cash of Securities 3 Underwriting 3 Investing in Real Estate 3 Investing in Commodities andMinerals 3 Investing in Illiquid Securities 3 Selling Short and Buying on Margin 3 Investing in Options 3 Investing in New Issuers 4 Regulatory Compliance 4 MONEY MARKET OBLIGATIONS TRUST II MANAGEMENT 4 Share Ownership 8 Trustee Compensation 8 Trustee Liability 9 INVESTMENT ADVISORY SERVICES 9 Investment Adviser 9 Advisory Fees 9 BROKERAGE TRANSACTIONS 9 OTHER SERVICES 10 Fund Administration 10 Custodian and Portfolio Accountant 10 Independent Auditors 10 Shareholder Services 10 DETERMINING NET ASSET VALUE 10 REDEMPTION IN KIND 11 MASSACHUSETTS PARTNERSHIP LAY 11 THE FUND'S TAX STATUS 11 PERFORMANCE INFORMATION 11 Yield 11 Effective Yield 12 Total Return 12 Performance Comparisons 12 Economic and Market Information 12 ABOUT FEDERATED INVESTORS 13 Mutual Fund Market 13 Institutional Clients 13 Bank Marketing 13 Broker/Dealers and Bank Broker/Dealers Subsidiaries 13 APPENDIX 14

FUND HISTORY

The Trust was established as a Massachusetts business trust under a Declaration of Trust dated November 16, 1992. On November 15, 1996, the Board of Trustees (the "Trustees") changed the name of the Trust from Lehman Brothers Institutional Funds Group Trust to Money Market Obligations Trust II and the name of the Fund from Prime Money Market Fund to Prime Cash
Obligations Fund.

Shares of the Fund are offered in three classes, known as Institutional Shares, Institutional Service Shares, and Institutional Capital Shares (individually and collectively referred to as "Shares," as the context may require). This Statement of Additional Information relates to the above-referenced Shares of the Fund.

INVESTMENT POLICIES

Unless indicated otherwise, the policies described below may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in these policies becomes effective.

ACCEPTABLE INVESTMENTS

When determining whether a security presents minimal credit risks, the investment adviser will consider the creditworthiness of: the issuer of the security; the issuer of any demand feature applicable to the security; or any guarantor of either the security or any demand feature.

U.S. GOVERNMENT SECURITIES

The types of U.S. government securities in which the Fund may invest generally include direct obligations of the U.S. Treasury (such as U.S. Treasury bills, notes, and bonds) and obligations issued or guaranteed by U.S. government agencies or instrumentalities. These securities are backed by:

   * the full faith and credit of the U.S. Treasury;
   * the issuer's right to borrow from the U.S. Treasury;
   * the discretionary authority of the U.S. government to purchase certain obligations of agencies or instrumentalities; or
   * the credit of the agency or instrumentality issuing the obligations.

BANK INSTRUMENTS

The instruments of banks and savings associations whose deposits are insured by the Bank Insurance Fund or the Savings Association Insurance Fund, such as certificates of deposit, demand and time deposits, savings shares, and bankers' acceptances, are not necessarily guaranteed by those organizations. In addition to domestic bank instruments, the Fund may invest in: Eurodollar Certificates of Deposit issued by foreign branches of U.S. or foreign banks; Eurodollar Time Deposits, which are U.S. dollar-denominated deposits in foreign branches of U.S. or foreign banks; Canadian Time Deposits, which are U.S. dollar-denominated deposits issued by branches of major Canadian banks located in the United States; and Yankee Certificates of Deposit, which are U.S. dollar-denominated certificates of deposit issued by U.S. branches of foreign banks and held in the
United States.      RATINGS     A nationally recognized statistical rating
organizations ("NRSROs") highest rating category is determined without regard for sub-categories and gradations. For example, securities rated A-1 or A-1+ by Standard & Poor's ("S&P"), Prime-1 by Moody's Investors Service, Inc. ("Moody's"), or F-1 (+ or -) by Fitch IBCA, Inc. ("Fitch") are all considered rated in the highest short-term rating category. The Fund will follow applicable regulations in determining whether a security rated by more than one NRSRO can be treated as being in the highest short-term rating category; currently, such securities must be rated by two NRSROs in their highest rating category. See
"Regulatory Compliance."      MUNICIPAL SECURITIES     As stated in the Fund's
prospectuses, the Fund may invest in obligations issued by state and local government entities. Municipal securities are issued by various public entities to obtain funds for various public purposes, including the construction of a wide range of public facilities, the refunding of outstanding obligations, the payment of general operating expenses, and the extension of loans to public institutions and facilities. Private activity bonds that are issued by or on behalf of public authorities to finance various privately operated facilities are considered to be municipal securities and may be purchased by the Fund. Dividends paid by the Fund that are derived from interest on such municipal securities would be taxable to the Fund's investors for federal income tax
purposes.      WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

These transactions are made to secure what is considered to be an advantageous price or yield for the Fund. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of the Fund in a dollar amount sufficient to make payment for the securities to be purchased are: segregated on the Fund's records at the trade date; marked to market daily; and maintained until the transaction is settled. The Fund does not intend to engage in when-issued and delayed delivery transactions to an extent that would cause the segregation of more than 20% of the total value of its assets.

REPURCHASE AGREEMENTS

The Fund believes that under the regular procedures normally in effect for custody of the Fund's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Fund and allow retention or disposition of such securities. The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to guidelines established by the Trustees.

REVERSE REPURCHASE AGREEMENTS

The Fund may also enter into reverse repurchase agreements. These transactions are similar to borrowing cash. In a reverse repurchase agreement, the Fund transfers possession of a portfolio instrument in return for a percentage of the instrument's market value in cash and agrees that on a stipulated date in the future the Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate. The use of reverse repurchase agreements may enable the Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but does not ensure this result. However, liquid assets of the Fund, in a dollar amount sufficient to make payment for the securities to be purchased, are: segregated on the Fund's records at the trade date; marked to market daily; and maintained until the transaction is settled.

RESTRICTED AND ILLIQUID SECURITIES

The ability of the Trustees to determine the liquidity of certain restricted securities is permitted under a Securities and Exchange Commission staff position set forth in the adopting release for Rule 144A under the Securities Act of 1933. The Trustees consider the following criteria in determining the liquidity of certain restricted securities:

   * the frequency of trades and quotes for the security;
   * the number of dealers willing to purchase or sell the security and the number of other potential buyers;
   * dealer undertakings to make a market in the security; and * the nature of the security and the nature of the marketplace trades.

CREDIT ENHANCEMENT

The Fund typically evaluates the credit quality and ratings of credit-enhanced securities based upon the financial condition and ratings of the party providing the credit enhancement (the "credit enhancer"), rather than the issuer. Generally, the Fund will not treat credit-enhanced securities as being issued by the credit enhancer for diversification purposes. However, under certain circumstances applicable regulations may require the Fund to treat securities as having been issued by both the issuer and the credit enhancer.

LENDING OF PORTFOLIO SECURITIES

The collateral received when the Fund lends portfolio securities must be valued daily and, should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Fund. During the time portfolio securities are on loan, the borrower pays the Fund any dividends or interest paid on such securities. Loans are subject to termination at the option of the Fund or the borrower. The Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing
broker.     INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES

The Fund may invest in the securities of affiliated money market funds as an efficient means of managing the Fund's uninvested cash.

INVESTMENT LIMITATIONS

DIVERSIFICATION OF INVESTMENTS

The Fund may not purchase securities of any one issuer if as a result more than 5% of the value of the Fund's assets would be invested in the securities of such issuer, except that up to 25% of the value of the Fund's total assets may be invested without regard to such 5% limitation and provided that there is no limitation with respect to investments in U.S.
government securities.

ISSUING SENIOR SECURITIES, BORROWING MONEY, AND PLEDGING ASSETS      The Fund
may not borrow money, except that the Fund may (i) borrow money for temporary or emergency purposes (not for leveraging or investment) from banks or, subject to specific authorization by the SEC, from funds advised by the adviser or an affiliate of the adviser, and (ii) engage in reverse repurchase agreements; provided that (i) and (ii) in combination do not exceed one-third of the value of the Fund's total assets (including the amount borrowed) less liabilities (other than borrowings). The Fund may not mortgage, pledge, or hypothecate its assets except in connection with such borrowings and reverse repurchase agreements and then only in amounts not exceeding one-third of the value of the Fund's total assets. Additional investments will not be made when borrowings exceed 5% of the Fund's assets.

CONCENTRATION OF INVESTMENTS

The Fund may not purchase any securities which would cause 25% or more of the value of its total assets at the time of such purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, (unless the Fund is in a temporary defensive position); provided that there is no limitation with respect to investments in U.S. government securities or, in bank instruments issued by domestic banks.

LENDING CASH OR SECURITIES

The Fund may not make loans, except that the Fund may (i) purchase or hold debt obligations in accordance with its investment objective and policies, (ii) enter into repurchase agreements for securities, (iii) lend portfolio securities as described in the prospectus, and (iv) subject to specific authorization by the SEC, lend money to other funds advised by the adviser or an affiliate of the adviser.

UNDERWRITING

The Fund may not act as an underwriter of securities, except insofar as the Fund may be deemed an underwriter under applicable securities laws in selling portfolio securities.

INVESTING IN REAL ESTATE

The Fund may not purchase or sell real estate or real estate limited partnerships, provided that the Fund may purchase securities of issuers which invest in real estate or interests therein.

INVESTING IN COMMODITIES AND MINERALS

The Fund may not purchase or sell commodities contracts, or invest in oil, gas or mineral exploration or development programs or in mineral leases.

The above limitations cannot be changed without shareholder approval. The following limitations, however, may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.

INVESTING IN ILLIQUID SECURITIES

The Fund will not invest more than 10% of the value of its net assets in illiquid securities including non-negotiable time deposits and repurchase agreements providing for settlement in more than seven days after notice.

SELLING SHORT AND BUYING ON MARGIN

The Fund will not sell any securities short or purchase any securities on margin but may obtain such short-term credits as are necessary for clearance of transactions.

INVESTING IN OPTIONS

The Fund will not invest in puts, calls, straddles, spreads, or any combination of them.

INVESTING IN NEW ISSUERS

The Fund will not invest more than 15% of the value of its total assets in securities of companies (including predecessors) with less than three years of continuous operation.

REGULATORY COMPLIANCE

The Fund may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in the prospectus and this Statement of Additional Information, in order to comply with applicable laws and regulations, including the provisions of and regulations under the Investment Company Act of 1940. In particular, the Fund will comply with the various requirements of Rule 2a-7, which regulates money market mutual funds. For example, with limited exceptions, Rule 2a-7 prohibits the investment of more than 5% of the Fund's total assets in the securities of any one issuer, although the Fund's investment limitation only requires such 5% diversification with respect to 75% of its assets. The Fund will invest more than 5% of its assets in any one issuer only under the circumstances permitted by Rule 2a-7. The Fund will also determine the effective maturity of its investments, as well as its ability to consider a security as having received the requisite short-term ratings by NRSROs, according to Rule 2a-7. The Fund may change these operational policies to reflect changes in the laws and regulations without the approval of its shareholders.

MONEY MARKET OBLIGATIONS TRUST II MANAGEMENT

Officers and Trustees are listed with their addresses, birthdates, present positions with Money Market Obligations Trust II, and principal occupations.

John F. Donahue@*
Federated Investors Tower
Pittsburgh, PA

Birthdate: July 28, 1924

Chairman and Trustee

Chairman and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; Chairman and Director, Federated Research Corp. and Federated Global Research Corp.; Chairman, Passport Research, Ltd.; Chief Executive Officer and Director or Trustee of the Funds. Mr. Donahue is the father of J. Christopher Donahue, President and Trustee of the Company.

Thomas G. Bigley
15 Old Timber Trail
Pittsburgh, PA

Birthdate: February 3, 1934

Trustee

Chairman of the Board, Children's Hospital of Pittsburgh; formerly, Senior Partner, Ernst & Young LLP; Director, MED 3000 Group, Inc.; Director, Member of Executive Committee, University of Pittsburgh; Director or Trustee of the Funds.

John T. Conroy, Jr.
Wood/IPC Commercial Department
John R. Wood and Associates, Inc., Realtors
3255 Tamiami Trail North

Naples, FL

Birthdate: June 23, 1937

Trustee

President, Investment Properties Corporation; Senior Vice-President, John R. Wood and Associates, Inc., Realtors; Partner or Trustee in private real estate ventures in Southwest Florida; formerly, President, Naples Property Management, Inc. and Northgate Village Development Corporation; Director or Trustee of the Funds.

Nicholas P. Constantakis
175 Woodshire Drive
Pittsburgh, PA

Birthdate: September 3, 1939

Trustee

Formerly, Partner, Andersen Worldwide SC; Director or Trustee of the Funds.

William J. Copeland
One PNC Plaza--23rd Floor
Pittsburgh, PA

Birthdate: July 4, 1918

Trustee

Director and Member of the Executive Committee, Michael Baker, Inc.; formerly, Vice Chairman and Director, PNC Bank, N.A., and PNC Bank Corp.; Director, Ryan Homes, Inc.; Director or Trustee of the Funds.

J. Christopher Donahue*
Federated Investors Tower
Pittsburgh, PA

Birthdate: April 11, 1949

President and Trustee

President and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; President and Director, Federated Research Corp. and Federated Global Research Corp.; President, Passport Research, Ltd.; Trustee, Federated Shareholder Services Company, and Federated Shareholder Services; Director, Federated Services Company; President or Executive Vice President of the Funds; Director or Trustee of some of the Funds. Mr. Donahue is the son of John F. Donahue, Chairman and Trustee of the Company.

James E. Dowd
571 Hayward Mill Road
Concord, MA

Birthdate: May 18, 1922

Trustee

Attorney-at-law; Director, The Emerging Germany Fund, Inc.; Director or Trustee of the Funds.

Lawrence D. Ellis, M.D.*
3471 Fifth Avenue, Suite 1111
Pittsburgh, PA

Birthdate: October 11, 1932

Trustee

Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center--Downtown; Member, Board of Directors, University of Pittsburgh Medical Center; formerly, Hematologist, Oncologist, and Internist, Presbyterian and Montefiore Hospitals; Director or Trustee of the Funds.

Edward L. Flaherty, Jr.@
Miller, Ament, Henny & Kochuba
205 Ross Street
Pittsburgh, PA

Birthdate: June 18, 1924

Trustee

Attorney of Counsel, Miller, Ament, Henny & Kochuba; Director, Eat'N Park Restaurants, Inc.; formerly, Counsel, Horizon Financial, F.A., Western Region; Director or Trustee of the Funds.

Peter E. Madden
One Royal Palm Way
100 Royal Palm Way
Palm Beach, FL

Birthdate: March 16, 1942

Trustee

Consultant; Former State Representative, Commonwealth of Massachusetts; formerly, President, State Street Bank and Trust Company and State Street Boston Corporation; Director or Trustee of the Funds.

John E. Murray, Jr., J.D., S.J.D.

President, Duquesne University
Pittsburgh, PA

Birthdate: December 20, 1932

Trustee

President, Law Professor, Duquesne University; Consulting Partner, Mollica & Murray; Director or Trustee of the Funds.

Wesley W. Posvar
1202 Cathedral of Learning
University of Pittsburgh
Pittsburgh, PA

Birthdate: September 14, 1925

Trustee

Professor, International Politics; Management Consultant; Trustee, Carnegie Endowment for International Peace, RAND Corporation, Online Computer Library Center, Inc., National Defense University and U.S. Space Foundation; President Emeritus, University of Pittsburgh; Founding Chairman, National Advisory Council for Environmental Policy and Technology, Federal Emergency Management Advisory Board and Czech Management Center, Prague; Director or Trustee of the Funds.

Marjorie P. Smuts
4905 Bayard Street
Pittsburgh, PA

Birthdate: June 21, 1935

Trustee

Public Relations/Marketing/Conference Planning; Director or Trustee of the
Funds.

Edward C. Gonzales
Federated Investors Tower
Pittsburgh, PA

Birthdate: October 22, 1930

Executive Vice President

Vice Chairman, Treasurer, and Trustee, Federated Investors; Vice President, Federated Advisers, Federated Management, Federated Research, Federated Research Corp., Federated Global Research Corp. and Passport Research, Ltd.; Executive Vice President and Director, Federated Securities Corp.; Trustee, Federated Shareholder Services Company; Trustee or Director of some of the Funds; President, Executive Vice President and Treasurer of some of the Funds.

John W. McGonigle
Federated Investors Tower
Pittsburgh, PA

Birthdate: October 26, 1938

Executive Vice President, Secretary, and Treasurer

Executive Vice President, Secretary, and Trustee, Federated Investors; Trustee, Federated Advisers, Federated Management, and Federated Research; Director, Federated Research Corp. and Federated Global Research Corp.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company; President and Trustee, Federated Shareholder Services; Director, Federated Securities Corp.; Executive Vice President and Secretary of the Funds; Treasurer of some of the Funds.

Richard B. Fisher
Federated Investors Tower
Pittsburgh, PA

Birthdate: May 17, 1923

Vice President

Executive Vice President and Trustee, Federated Investors; Chairman and Director, Federated Securities Corp.; President or Vice President of some of the Funds; Director or Trustee of some of the Funds.

* This Trustee is deemed to be an "interested person" as defined in the Investment Company Act of 1940.

@ Member of the Executive Committee. The Executive Committee of the Board of Trustees handles the responsibilities of the Board between meetings of the
Board.     As referred to in the list of Trustees and Officers, "Funds" includes the following investment companies: 111 Corcoran Funds; Automated Government Money Trust; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; Cash Trust Series II; Cash Trust Series, Inc.; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; Federated Adjustable Rate U.S. Government Fund, Inc.; Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Core Trust; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated Government Trust; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated Investment Portfolios; Federated Investment Trust; Federated Master Trust; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities Fund: 2-5 Years; Federated U.S. Government Securities Fund: 5-10 Years; Federated Utility Fund, Inc.; First Priority Funds; Fixed Income Securities, Inc.; High Yield Cash Trust; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty Term Trust, Inc. --1999; Liberty U.S. Government Money Market Trust; Liquid Cash Trust; Managed Series Trust; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Obligations Trust II; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; RIMCO Monument Funds; Targeted Duration Trust; Tax-Free Instruments Trust; The Planters Funds; The Virtus Funds; Trust for Financial Institutions; Trust for Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; WesMark Funds; WCT Funds; and World Investment Series,
Inc.      SHARE OWNERSHIP     Officers and Trustees as a group own less than 1%
of the Fund.

As of March 2, 1998, the following shareholders of record owned 5% or more of the outstanding Shares of Prime Cash Obligations Fund:

Heart Special Trust Account, New York, New York, owned approximately 41,490,685 Institutional Capital Shares (23.77%); Lynspen & Co., SouthTrust Bank of Alabama, Birmingham, Alabama, owned approximately 19,416,111 Institutional Capital Shares (11.12%); Mellon Bank Capital Markets, Omnibus Account, owned approximately 17,753,054 Institutional Capital Shares (10.17%); Norwest Investment Services, Inc., Minneapolis, Minnesota, owned approximately 25,691,444 Institutional Capital Shares (14.72%); and Micro Electronics, Inc., Hilliard, Ohio, owned approximately 23,390,357 Institutional Capital Shares (13.40%).

Colonial Penn Insurance Co., Seattle, Washington, owned approximately 65,911 Institutional Shares (5.38%).

Hare Co., New York, New York, owned approximately 72,741,235 Institutional Service Shares (10.13%); Harris Trust and Savings Bank, Chicago, Illinois, owned approximately 486,500,722 Institutional Service Shares (67.73%); and Kaw & Co., One Valley Bank, Charleston, West Virginia, owned approximately 70,044,366
Institutional Service Shares (9.75%).      TRUSTEE COMPENSATION
                               AGGREGATE
NAME,                        COMPENSATION
POSITION WITH                     FROM             TOTAL COMPENSATION PAID
FUND                             TRUST*#              FROM FUND COMPLEX+
  John F. Donahue            $0             $0 for the Trust and 56 other investment
  Chairman and Trustee                      companies in the Fund Complex

  Thomas G. Bigley           $2123.12       $111,222 for the Trust and
  Trustee                                   56 other investment companies in the Fund Complex

  John T. Conroy             $2335.75       $122,362 for the Trust and
  Trustee                                   56 other investment companies in the Fund Complex

  Nicholas P. Constantakis** $0             $0 for the Trust and
  Trustee                                   34 other investment companies in the Fund Complex

  William J. Copeland        $2335.75       $122,362 for the Trust and
  Trustee                                   56 other investment companies in the Fund Complex

  J. Christopher Donahue     $0             0 for the Trust and
  President and Trustee                     18 other investment companies in the Fund Complex

  James E. Dowd              $2335.75       $122,362 for the Trust and
  Trustee                                   56 other investment companies in the Fund Complex

  Lawrence D. Ellis, M.D.    $2123.12       $111,222 for the Trust and
  Trustee                                   56 other investment companies in the Fund Complex

  Edward L. Flaherty, Jr.    $2335.75       $122,362 for the Trust and
  Trustee                                   56 other investment companies in the Fund Complex

  Peter E. Madden            $2123.12       $111,222 for the Trust and
  Trustee                                   56 other investment companies in the Fund Complex

  John E. Murray, Jr.        $2123.12       $111,222 for the Trust and
  Trustee                                   56 other investment companies in the Fund Complex

  Wesley W. Posvar           $2123.12       $111,222 for the Trust and
  Trustee                                   56 other investment companies in the Fund Complex

  Marjorie P. Smuts          $2123.12       $111,222 for the Trust and
  Trustee                                   56 other investment companies in the Fund Complex

* Information is furnished for the fiscal year ended January 31, 1998.

** Mr. Constantakis became a member of the Board of Trustees on February 23, 1998. He did not receive any fees as of the fiscal year end of the Trust.

# The aggregate compensation is provided for the Trust which is comprised of three portfolios.

+ The information is provided for the last calendar year.

TRUSTEE LIABILITY

The Declaration of Trust provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.

INVESTMENT ADVISORY SERVICES

INVESTMENT ADVISER

The Fund's investment adviser is Federated Management. It is a subsidiary of Federated Investors. All the voting securities of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, his wife and his son, J. Christopher Donahue.

The adviser shall not be liable to the Trust, the Fund, or any shareholder of the Fund for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.
Prior to November 15, 1996, Lehman Brothers Global Asset Management, New York,
NY, (the "former adviser") served as the Fund's adviser.      ADVISORY FEES
For its advisory services, Federated Management receives an annual investment advisory fee as described in the prospectuses. Prior to November 15, 1996, Lehman Brothers Global Asset Management (the "former adviser"), New York, NY served as the Fund's adviser. For the fiscal years ended January 31, 1998, and for the period from November 15, 1996, to January 31, 1997, Federated Management earned $3,485,448, and $911,504, of which $2,107,753 and $505,519 respectively were waived. For the period from February 1, 1996, to November 14, 1996, and the fiscal year ended January 31, 1996, the former adviser earned $4,814,270, and $4,452,829, respectively, of which $1,648,981 and $0, respectively, were waived.
     BROKERAGE TRANSACTIONS     When selecting brokers and dealers to handle the
purchase and sale of portfolio instruments, the adviser looks for prompt execution of the order at a favorable price. In working with dealers, the adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The adviser makes decisions on portfolio transactions and selects brokers and dealers subject to guidelines established by the Trustees. The adviser may select brokers and dealers who offer brokerage and research services. These services may be furnished directly to the Fund or to the adviser and may include: advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services provided by brokers and dealers may be used by the adviser or its affiliates in advising the Fund and other accounts. To the extent that receipt of these services may supplant services for which the adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The adviser and its affiliates exercise reasonable business judgment in selecting brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided. During the fiscal years ended January 31, 1998, 1997, and 1996, the Fund paid no
brokerage commissions.      Although investment decisions for the Fund are made
independently from those of the other accounts managed by the adviser, investments of the type the Fund may make may also be made by those other accounts. When the Fund and one or more other accounts managed by the adviser are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the adviser to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or disposed of by the Fund. In other cases, however, it is believed that coordination and the ability to participate in volume transactions will be to the benefit of the Fund.

OTHER SERVICES

FUND ADMINISTRATION

Federated Services Company, a subsidiary of Federated Investors, provides administrative personnel and services to the Fund for a fee as described in the prospectus. FDISG (the "former administrator"), a subsidiary of First Data Corporation, Boston, MA, served as the Fund's administrator prior to November 15, 1996. For the fiscal year ended January 31, 1998, and for the period from November 15, 1996, to January 31, 1997, Federated Services Company earned $1,315,415 and $30,284, respectively, of which $0 and $0 were waived. For the period from February 1, 1996, to November 14, 1996, and the fiscal year ended January 31, 1996, the former administrator earned $2,380,339, and $4,452,829, respectively, of which $1,681,402 and $0, respectively were waived.
CUSTODIAN AND PORTFOLIO ACCOUNTANT     State Street Bank and Trust Company,
Boston, MA, is custodian for the securities and cash of the Fund. Federated Services Company, Pittsburgh, PA, provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments. The fee paid for this service is based upon the level of the Fund's average net assets for the period plus out-of-pocket expenses.

INDEPENDENT AUDITORS

The independent auditors for the Fund are Ernst & Young, Pittsburgh, PA.

SHAREHOLDER SERVICES

This arrangement permits the payment of fees to Federated Shareholder Services to cause services to be provided which are necessary for the maintenance of shareholder accounts and to encourage personal services to shareholders by a representative who has knowledge of the shareholder's particular circumstances and goals. These activities and services may include but are not limited to providing office space, equipment, telephone facilities, and various clerical, supervisory, computer, and other personnel as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries; and assisting clients in changing dividend options, account designations, and addresses.

By adopting the Shareholder Services Agreement, the Trustees expect that the Fund will benefit by: (1) providing personal services to shareholders; (2) investing shareholder assets with a minimum of delay and administrative detail;
(3) enhancing shareholder recordkeeping systems; and (4) responding promptly to shareholders' requests and inquiries concerning their accounts.

For the fiscal year ended January 31, 1998, the Fund earned shareholder service fees in the amount of $1,225,311 and $161,172, respectively, for the Fund's Institutional Service Shares and Institutional Capital Shares, respectively, of which $0 and $96,703, respectively were waived.

Prior to November 15, 1996, the Fund entered into agreements with Service Organizations (Rule 12b-1 Plan) whose customers are the beneficial owners of what were formerly called Class B Shares and Class E Shares. For the period from February 1, 1996, to November 14, 1996, the following service fees were paid by the Fund: Institutional Service Shares, $624,090; and Institutional Capital Shares, $18,885. For the fiscal year ended January 31, 1996, the following service fees were paid by the Fund: Class B Shares, $960,077; and Class E Shares, $17,459. For the fiscal year ended January 31, 1995, the following service fees were paid by the Fund: Class B Shares, $726,035; and Class E Shares, $5,834.

DETERMINING NET ASSET VALUE

The Trustees have decided that the best method for determining the value of portfolio instruments is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value. Accordingly, neither the amount of daily income nor the net asset value is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on Shares of the Fund computed by dividing the annualized daily income on the Fund's portfolio by the net asset value computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the opposite may be true.

The Fund's use of the amortized cost method of valuing portfolio instruments depends on its compliance with certain conditions in Rule 2a-7 (the "Rule") promulgated by the Securities and Exchange Commission under the Investment Company Act of 1940. Under the Rule, the Trustees must establish procedures reasonably designed to stabilize the net asset value per Share, as computed for purposes of distribution and redemption, at $1.00 per Share, taking into account current market conditions and the Fund's investment objective. The procedures include monitoring the relationship between the amortized cost value per Share and the net asset value per Share based upon available indications of market value. The Trustees will decide what, if any, steps should be taken if there is a difference of more than 0.5 of 1% between the two values. The Trustees will take any steps they consider appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining net asset value.

REDEMPTION IN KIND

The Fund is obligated to redeem Shares solely in cash up to $250,000 or 1% of the Fund's net asset value, whichever is less, for any one shareholder within a 90-day period. Any redemption beyond this amount will also be in cash unless the Trustees determine that further payments should be in kind. In such cases, the Fund will pay all or a portion of the remainder of the redemption in portfolio instruments valued in the same way as the Fund determines net asset value. The portfolio instruments will be selected in a manner that the Trustees deem fair and equitable. Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders who sell these securities could receive less than the redemption value and could incur certain transaction costs.

MASSACHUSETTS PARTNERSHIP LAW

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust. These documents require notice of this disclaimer to be given in each agreement, obligation, or instrument the Trust or its Trustees enter into or sign.

In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.

THE FUND'S TAX STATUS

To qualify for the special tax treatment afforded to regulated investment companies, the Fund must, among other requirements: derive at least 90% of its gross income from dividends, interest, and gains from the sale of securities; invest in securities within certain statutory limits; and distribute to its shareholders at least 90% of its net income earned during the year. PERFORMANCE INFORMATION

Performance depends upon such variables as: portfolio quality; average portfolio maturity; type of instruments in which the portfolio is invested; changes in interest rates; changes in expenses; and the relative amount of cash flow. To the extent that financial institutions and broker/dealers charge fees in connection with services provided in conjunction with an investment in Shares of the Fund, the performance will be reduced for those shareholders paying those fees.

YIELD

The yield is calculated based upon the seven days ending on the day of the calculation, called the "base period." This yield is computed by: determining the net change in the value of a hypothetical account with a balance of one Share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional Shares purchased with dividends earned from the original one Share and all dividends declared on the original and any purchased Shares; dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base period return; and multiplying the base period return by
365/7.     For the seven-day period ended January 31, 1998, the yield for
Institutional Capital Shares, Institutional Shares, and Institutional Service
Shares were 5.45%, 5.57%, and 5.32%, respectively.      EFFECTIVE YIELD

The effective yield is calculated by compounding the unannualized base period return by: adding 1 to the base period return; raising the sum to the 365/7th power; and subtracting 1 from the result.

For the seven-day period ended January 31, 1998, the effective yield for Institutional Capital Shares, Institutional Shares, and Institutional Service Shares were 5.59%, 5.72%, and 5.46%, respectively.

TOTAL RETURN

Average annual total return is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the net asset value per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $1,000, adjusted over the period by any additional Shares, assuming the
monthly reinvestment of all dividends and distributions.     For the one-year
period ended January 31, 1998, and for the period from October 6, 1994 (date of initial public investment) through January 31, 1998, the average annual total returns were 5.48% and 5.52%, respectively, for Institutional Capital Shares. For the one-year period ended January 31, 1998, and for the period from February 8, 1993 (date of initial public investment) through January 31, 1998, the average annual total returns were 5.61% and 4.96%, respectively, for Institutional Shares. For the one-year period ended January 31, 1998, and for the period from September 2, 1993 (date of initial public investment) through January 31, 1998, the average annual total returns were 5.34% and 4.93%,
respectively, for Institutional Service Shares.      PERFORMANCE COMPARISONS

Investors may use financial publications and/or indices to obtain a more complete view of the Fund's performance. When comparing performance, investors should consider all relevant factors such as the composition of any index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:

   * LIPPER ANALYTICAL SERVICES, INC., ranks funds in various fund categories based on total return, which assumes the reinvestment of all income dividends and capital gains distributions, if any.
   * IBC/DONOGHUE'S MONEY FUND REPORT publishes annualized yields of money market funds weekly. Donoghue's Money Market Insight publication reports monthly and 12-month-to-date investment results for the same money funds.
   * MONEY, a monthly magazine, regularly ranks money market funds in various categories based on the latest available seven-day effective yield.
   * BANK RATE MONITOR(C) NATIONAL INDEX, Miami Beach, Florida, published weekly, is an average of the interest rates of personal money market deposit accounts at ten of the largest banks and thrifts in each of the five largest Standard Metropolitan Statistical Areas. If more than one rate is offered, the lowest rate is used. Account minimums and compounding methods may vary.

Advertising and other promotional literature may include charts, graphs and other illustrations using the Fund's returns, or returns in general, that demonstrate basic investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment. In addition, the Fund can compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, such as bank savings accounts, certificates of deposit, and Treasury bills.

ECONOMIC AND MARKET INFORMATION

Advertising and sales literature for the Fund may include discussions of economic, financial and political developments and their effect on the securities market. Such discussions may take the form of commentary on these developments by portfolio managers and their views and analysis on how such developments could affect the funds. In addition, advertising and sales literature may quote statistics and give general information about the mutual fund industry, including the growth of the industry, from sources such as the
Investment Company Institute.      ABOUT FEDERATED INVESTORS

Federated Investors is dedicated to meeting investor needs which is reflected in its investment decision making--structured, straightforward, and consistent. This has resulted in a history of competitive performance with a range of competitive investment products that have gained the confidence of thousands of clients and their customers.

The company's disciplined security selection process is firmly rooted in sound methodologies backed by fundamental and technical research. Investment decisions are made and executed by teams of portfolio managers, analysts, and traders dedicated to specific market sectors. These traders handle trillions of dollars
in annual trading volume.     In the money market sector, Federated Investors
gained prominence in the mutual fund industry in 1974 with the creation of the first institutional money market fund. Simultaneously, the company pioneered the use of the amortized cost method of accounting for valuing shares of money market funds, a principal means used by money managers today to value money market fund shares. Other innovations include the first institutional tax-free money market fund. As of December 31, 1997, Federated Investors managed more than $63.1 billion in assets across 51 money market funds, including 18 government, 11 prime and 22 municipal with assets approximating $35 billion,
$17.1 billion and $10.9 billion, respectively.      J. Thomas Madden, Executive
Vice President, oversees Federated Investors' equity and high yield corporate bond management while William D. Dawson, Executive Vice President, oversees Federated Investors' domestic fixed income management. Henry A. Frantzen, Executive Vice President, oversees the management of Federated Investors' international and global portfolios.

MUTUAL FUND MARKET

Thirty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $4.4 trillion to the more than 6,700 funds available.* Federated Investors, through its subsidiaries, distributes mutual funds for a variety of investment applications. Specific markets include:

INSTITUTIONAL CLIENTS

Federated Investors meets the needs of approximately 900 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of applications, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax-exempt entities, foundations/endowments, insurance companies, and investment and financial advisors. The marketing effort to these institutional clients is headed by John
B. Fisher, President, Institutional Sales Division.

BANK MARKETING

Other institutional clients include close relationships with more than 1,600 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated funds in their clients' portfolios. The marketing effort to trust clients is headed by Timothy C. Pillion, Senior Vice President, Bank Marketing & Sales.

BROKER/DEALERS AND BANK BROKER/DEALER SUBSIDIARIES

Federated funds are available to consumers through major brokerage firms nationwide--we have over 2,200 broker/dealer and bank broker/dealer relationships across the country--supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned it high ratings in several surveys performed by DALBAR, Inc. DALBAR is recognized as the industry benchmark for service quality measurement. The marketing effort to these firms is headed by James F. Getz, President, Federated Securities Corp.

* Source: Investment Company Institute

APPENDIX

STANDARD & POOR'S LONG-TERM DEBT RATINGS

AAA--Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA--Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

A--Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB--Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

PLUS (+) or MINUS (-)The rating of "AA" may be modified by the addition of a plus or minus sign to show relative standing within this rating category.

MOODY'S INVESTORS SERVICE, INC. LONG-TERM DEBT RATINGS

Aaa--Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa--Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa--Bonds which are rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.

Con. (--) - Municipal Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operation experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit stature upon completion
of construction or elimination of basis of condition.     Moody's applies
numerical modifiers 1, 2, and 3 in generic classification of "Aa" in its corporate bond rating system. The modifier 1 indicates that the company ranks in the higher end of its generic rating category, the modifier 2 indicates a mid-range ranking, and the modifier 3 indicates that the company ranks at the
lower end of its generic rating category.      Those municipal bonds in the "Aa"
to "B" groups which Moody's believes possess the strongest investment attributes
are designated by the symbols "Aa1," "A1," "Baa1," "Ba1," and "B1."     FITCH
IBCA, INC. LONG-TERM DEBT RATINGS      AAA--Bonds considered to be investment
grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA--Bonds considered to be investment grade and of very high quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

A--Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB--Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds and, therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

NR--NR indicates that Fitch does not rate the specific issue.

Plus (+) or Minus (-): Plus or minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the AAA category.

To provide more detailed indications of credit quality, the Fitch ratings from and including "AA" or "C" may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within these major rating categories.

DUFF & PHELPS CREDIT RATING CO. LONG-TERM DEBT RATINGS

AAA--Highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

AA+, AA, AA---High credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

A+, A, A---Protection factors are average but adequate. However, risk factors are more variable and greater in periods of economic stress.

BBB+, BBB, BBB---Below-average protection factors but still considered sufficient for prudent investment. Considerable variability in risk during economic cycles.

THOMSON BANKWATCH LONG-TERM DEBT RATINGS

Thomson BankWatch assesses the likelihood of an untimely repayment of principal or interest over the term to maturity of long-term debt and preferred stock which are issued by United States commercial banks, thrifts and non-bank banks; non-United States banks; and broker-dealers. The following summarizes the two highest rating categories used by Thomson BankWatch for long-term debt ratings:

"AAA"--This designation represents the highest category assigned by Thomson BankWatch to long-term debt and indicates that the ability to repay principal and interest on a timely basis is very high.

"AA"--This designation indicates a superior ability to repay principal and interest on a timely basis with limited incremental risk versus issues rated in the highest category.

"A"--This designation indicates the ability to repay principal and interest is strong. Issues rated "A" could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

Plus (+) or MINUS (-)--The ratings may include a plus or minus sign designation which indicates where within the respective category the issue is placed.
MOODY'S INVESTORS SERVICE, INC. COMMERCIAL PAPER RATINGS      Prime-1--Issuers
rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:

   * Leading market positions in well established industries.
   * High rates of return on funds employed.
   * Conservative capitalization structure with moderate reliance on debt and ample asset protection.
   * Broad margins in earning coverage of fixed financial charges and high internal cash generation.
   * Well established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2--Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is
maintained.     STANDARD & POOR'S COMMERCIAL PAPER RATINGS      A-1--This
designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2--Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for
issues designated A-1.     FITCH IBCA, INC. COMMERCIAL PAPER RATING DEFINITIONS
     Fitch-1--(Highest Grade) Commercial paper assigned this rating is regarded as having the strongest degree of assurance for timely payment.

Fitch-2--(Very Good Grade) Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than the strongest issues.

Fitch may also use the symbol "LOC" with its short-term ratings to indicate that the rating is based upon a letter of credit issued by a commercial bank.

DUFF & PHELPS CREDIT RATING CO. COMMERCIAL PAPER RATING DEFINITIONS

The two highest rating categories of Duff & Phelps for investment grade commercial paper are "D-1" and "D-2." Duff & Phelps employs three designations, "D-1+," "D-1," and "D-1-," within the highest rating category. The following summarizes the two highest rating categories used by Duff & Phelps for commercial paper:

"D-1+"--Debt possesses highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

"D-1"--Debt possesses very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors.
Risk factors are minor.

"D-1-"--Debt possesses high certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

"D-2"--Debt possesses good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good.
Risk factors are small.

THOMSON BANKWATCH COMMERCIAL PAPER RATING DEFINITIONS

Thomson BankWatch short-term ratings assess the likelihood of an untimely payment of principal or interest of debt having a maturity of one year or less. The following summarizes the two highest ratings used by Thomson BankWatch:

"TBW-1"--This designation represents Thomson BankWatch's highest rating category and indicates a very high degree of likelihood that principal and interest will be paid on a timely basis.

"TBW-2"--This designation indicates that while the degree of safety regarding timely payment of principal and interest is strong, the relative degree of
safety is not as high a for issues rated "TBW-1."     STANDARD & POOR'S
MUNICIPAL NOTE RATINGS

An S&P rating reflects the liquidity factors and market access risks unique to notes due in the three years or less. The following summarizes the two highest rating categories used by S&P's Corporation for municipal notes:

"SP-1"--The issuers of these municipal notes exhibit strong capacity to pay principal and interest. Those issues determined to possess a very strong capacity to pay are given a plus (+) designation.

"SP-2"--The issuers of these municipal notes exhibit satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

MOODY'S INVESTORS SERVICE, INC. MUNICIPAL NOTE RATINGS

Moody's ratings for state and municipal notes and other short-term loans are designated Moody's Investment Grade ("MIG"). Such ratings recognize the differences between short-term credit risk and long-term risk. A short-term rating may also be assigned on an issue having a demand feature. Such ratings will be designated as "VMIG." The following summarizes the two highest ratings
used by Moody's for short-term notes:      "MIG-1"/"VMIG-1"--This designation
denotes best quality. There is strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

"MIG-2"/"VMIG-2"--This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

Duff & Phelps and Fitch use the short-term ratings described under Commercial Paper Ratings for municipal notes.



PART C.    OTHER INFORMATION.
Item 24.    Financial Statements and Exhibits:
            (a)   Financial Statements.  (Filed in Part A)
            (b)   Exhibits:
                   (1)  (a)Copy of Declaration of Trust of the Registrant
                         dated November 16, 1992; (4)
                        (b)Amendment No. 1 to Declaration of Trust; (4)
                        (c)Designation and establishment of Series; (4)
                        (d)Form of Certificate pertaining to Classification
                           of Shares dated February 18, 1994; (1)
                        (e)Form of Amendment No. 2 to Declaration of Trust; +
                   (2)  (a)Amended and Restated By-Laws dated November 2, 1994;
                           (4)
                        (b)Copy of Amendment No. 1 to the By-Laws; +
                   (3)  Not applicable;
                   (4)  Specimen Share Certificate; (4)
                   (5) Conformed copy of Investment Advisory Contract, including Exhibit A, between Registrant and Federated Management dated November 15, 1996; (11)
                   (6)  (a)Copy of Distributor's Contract of the Registrant;
                        (11) (b) The Registrant incorporates the conformed
                              copy of the specimen Mutual Funds Sales and
                              Service Agreement; Mutual Funds Service Agreement; and Plan Trustee/ Mutual Funds Service Agreement from Item 24(b)(6) of the Cash Trust Series II Registration Statement filed with the Commission on July 24, 1995. (File Number 33-38550 and 811-2669);
                   (7)  Not applicable;
                    (8) (a) Conformed Copy of Custodian Contract between
                            Federated Investment Companies and State Street Bank and Trust Company and
                        Federated Services Company; +
                         (b) Conformed copy of State Street Domestic Custody Fee
                             Schedule; +
                   (9) Conformed Copy of the Agreement for Fund Accounting Services, Administrative Services, Transfer Agency Services, and Custody
                        Services Procurement; +
                  (10) Opinion and Consent of Counsel as to Legality of Shares
                  being Registered; (12) ......
+     All exhibits have been filed electronically.
1. Response is incorporated by reference to Registrant's Registration Statement on Form N-1A. (File Nos. 33-55034 and 811-7364). 4. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 9 on Form N-1A filed March 30, 1995. (File Nos. 33-55034 and
      811-7364).
11. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 12 on Form N-1A filed January 27, 1997. (File Nos. 33-55034 and 811-7364).
12. Filed as part of the Registrant's Registration Statement effective February 5, 1993.

 (11) (a) Power of Attorney for James A. Carbone (10);
      (b)Powers of Attorney for Charles F. Barber, Burt N. Dorsett,
         Edward J. Kaier, and S. Donald Wiley; (5)
      (c)Conformed copy of Consent of the Independent Auditors; +
      (d) Consent of Counsel; (10)
(12)  Not applicable;
(13)  Purchase Agreement between Registrant and Shearson Lehman
       Brothers Inc.; (4)
(14)  Not applicable;
(15)  Conformed copy of Amended and Restated Shareholder Services Agreement; +
(16)  Copy of Performance Data; (5)
(17)  Copy of Financial Data Schedules;+
(18) The Registrant hereby incorporates the conformed copy of the specimen Multiple Class Plan from Item 24(b)(18)of the World
      Investment Series, Inc. Registration Statement on Form N-1A, filed with the Commission on January 26, 1996. (File Nos.
      33-52149 and 811-07141);
(19)  Power of Attorney. +

Item 25.    Persons Controlled by or Under Common Control with Registrant:

            None

Item 26.    Number of Holders of Securities:

                                                Number of Record Holders
         Title of Class                             as of March 2, 1998
         --------------                           ---------------------

         Shares of Beneficial Interest

         Prime Cash Obligations Fund
           Institutional Shares                             926
           Institutional Service Shares                     98
           Institutional Capital Shares                     116
         Prime Value Obligations Fund
           Institutional Shares                             795
           Institutional Service Shares                     408
           Institutional Capital Shares                     56
         Municipal Obligations Fund
           Institutional Shares                             125
           Institutional Service Shares                     70
           Institutional Capital Shares                     21

Item 27.    Indemnification:  (10)



+     All exhibits have been filed electronically.

4. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 9 on Form N-1A filed March 30, 1995. (File Nos. 33-55034 and 811-7364).

5. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 10 on Form N-1A filed May 26, 1995. (File Nos. 33-55034 and 811-7364).

10. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 11 on Form N-1A filed March 29, 1996. (File Nos. 33-55034 and 811-7364).

Item 28.    Business and Other Connections of Investment Adviser:

(a) For a description of the other business of the investment adviser, see the section entitled "FUND ADMINISTRATION"in Part A. The affiliations with the Registrant of four of the Trustees and one of the Officers of the investment adviser are included in Part B of this Registration Statement under "INVESTMENT ADVISORY SERVICES." The remaining Trustee of the investment adviser, his position with the investment adviser, and, in parentheses, his principal occupation is: Mark D. Olson (Partner, Wilson, Halbrook & Bayard), 107 W. Market Street, Georgetown, Delaware 19947.

         The remaining Officers of the investment adviser are:

         Executive Vice Presidents:          William D. Dawson, III
                                             Henry A. Frantzen
                                             J. Thomas Madden

         Senior Vice Presidents:             Josephn M. Balestrino
                                             Drew J. Collins
                                             Jonathan C. Conley
                                             Deborah A. Cunningham
                                             Mark E. Durbiano
                                             Sandra L. McInerney
                                             J. Alan Minteer
                                             Susan M. Nason
                                             Mary Jo Ochson
                                             Robert J. Ostrowski

         Vice Presidents:                    J. Scott Albrecht
                                             Randall S. Bauer
                                             David A. Briggs
                                             Micheal W. Casey
                                             Kenneth J. Cody
                                             Alexandre de Bethmann
                                             Michael P. Donnelly
                                             Linda A. Duessel
                                             Donald T. Ellenberger
                                             Kathleen M. Foody-Malus
                                             Thomas M. Franks
                                             Edward C. Gonzales
                                             James E. Grefenstette
                                             Susan R. Hill
                                             Stephen A. Keen
                                             Robert K. Kinsey
                                             Robert M. Kowit
                                             Jeff A. Kozemchak
                                             Steven Lehman
                                             Marian R. Marinack
                                             Charles A. Ritter
                                             Scott B. Schermerhorn
                                             Frank Semack
                                             Aash M. Shah
                                             Christopher Smith
                                             William F. Stotz
                                             Tracy P. Stouffer
                                             Edward J. Tiedge
                                             Paige M. Wilhelm
                                             Jolanta M. Wysocka

         Assistant Vice Presidents:          Todd A. Abraham
                                             Stefanie L. Bachhuber
                                             Arthur J. Barry
                                             Robert E. Cauley
                                             Lee R. Cunningham, II
                                             Paul S. Drotch
                                             Salvatore A. Esposito
                                             Donna M. Fabiano
                                             John T. Gentry
                                             William R. Jamison
                                             Constantine Kartsonsas
                                             Natalie F. Metz
                                             Joseph M. Natoli
                                             Keith J. Sabol
                                             John Sheehy
                                             Michael W. Sirianni
                                             Gregg S. Tenser
                                             Leonardo A. Vila
                                             Lori A. Wolff

         Secretary:                          Stephen A. Keen

         Treasurer:                          Thomas R. Donahue

         Assistant Secretaries:              Thomas R. Donahue
                                             Richard B. Fisher
                                             Christine I. McGonigle

         Assistant Treasurer:                Richard B. Fisher

         The business address of each of the Officers of the investment adviser is Federated Investors Tower, Pittsburgh, Pennsylvania 15222-3779. These individuals are also officers of a majority of the investment advisers to the Funds listed in Part B of this Registration Statement.


Item 29.    Principal Underwriters:

(a) Federated Securities Corp. the Distributor for shares of the Registrant, acts as principal underwriter for the following open-end investment companies, including the Registrant:

111 Corcoran Funds; Automated Government Money Trust; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; Cash Trust Series II; Cash Trust Series, Inc.; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; Federated Adjustable Rate U.S. Government Fund, Inc.; Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Core Trust; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated Government Trust; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated Investment Portfolios; Federated Investment Trust; Federated Master Trust; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities
Fund: 2-5 Years; Federated U.S. Government Securities Fund: 5-10 Years; Federated Utility Fund, Inc.; First Priority Funds; Fixed Income Securities, Inc.; High Yield Cash Trust; Independence One Mutual Funds; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty U.S. Government Money Market Trust; Liquid Cash Trust; Managed Series Trust; Marshall Funds, Inc.; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Obligations Trust II; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; Peachtree Funds; RIMCO Monument Funds; SouthTrust Vulcan Funds; Star Funds; Targeted Duration Trust; Tax-Free Instruments Trust; The Planters Funds; The Virtus Funds; The Wachovia Funds; The Wachovia Municipal Funds; Tower Mutual Funds; Trust for Financial Institutions; Trust for Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; Vision Group of Funds, Inc.; and World Investment Series, Inc.

Federated Securities Corp. also acts as principal underwriter for the following closed-end investment company: Liberty Term Trust, Inc.- 1999.

            (b)

         (1)                           (2)                        (3)
Name and Principal            Positions and Offices        Positions and Offices
 Business Address                With Distributor             With Registrant


Richard B. Fisher             Director, Chairman, Chief        Vice President
Federated Investors Tower     Executive Officer, Chief
Pittsburgh, PA 15222-3779     Operating Officer, Asst.
                              Secretary and Asst.
                              Treasurer, Federated
                              Securities Corp.

Edward C. Gonzales            Director, Executive Vice         Executive Vice
Federated Investors Tower     President, Federated,            President
Pittsburgh, PA 15222-3779     Securities Corp.

Thomas R. Donahue             Director, Assistant Secretary
Federated Investors Tower     and Assistant Treasurer
Pittsburgh, PA 15222-3779     Federated Securities Corp

James F. Getz                 President-Broker/Dealer,             --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

John B. Fisher                President-Institutional Sales,       --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

David M. Taylor               Executive Vice President             --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mark W. Bloss                 Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard W. Boyd               Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Laura M. Deger                Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Theodore Fadool, Jr.          Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Bryant R. Fisher              Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Christopher T. Fives          Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

James S. Hamilton             Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

James M. Heaton               Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

         (1)                           (2)                        (3)
Name and Principal            Positions and Offices        Positions and Offices
 Business Address                With Distributor             With Registrant

Keith Nixon                   Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Solon A. Person, IV           Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Timothy C. Pillion            Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Thomas E. Territ              Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Ernest G. Anderson            Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Teresa M. Antoszyk            Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

John B. Bohnet                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Byron F. Bowman               Vice President, Secretary,           --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Jane E. Broeren-Lambesis      Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mary J. Combs                 Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

R. Edmond Connell, Jr.        Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

R. Leonard Corton, Jr.        Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Kevin J. Crenny               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Daniel T. Culbertson          Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

G. Michael Cullen             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779


         (1)                           (2)                        (3)
Name and Principal            Positions and Offices        Positions and Offices
 Business Address                With Distributor             With Registrant

Marc C. Danile                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

William C. Doyle              Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Jill Ehrenfeld                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mark D. Fisher                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Joseph D. Gibbons             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

John K. Goettlicher           Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Craig S. Gonzales             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard C. Gonzales           Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Raymond Hanley                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Bruce E. Hastings             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Beth A. Hetzel                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

James E. Hickey               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Charlene H. Jennings          Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Brian G. Kelly                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

H. Joseph Kennedy             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779


         (1)                           (2)                        (3)
Name and Principal            Positions and Offices        Positions and Offices
 Business Address                With Distributor             With Registrant

Michael W. Koenig             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Michael R. Manning            Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779


Mark J. Miehl                 Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779


Richard C. Mihm               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

J. Michael Miller             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Alec H. Neilly                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Thomas A. Peters III          Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Robert F. Phillips            Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard A. Recker             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Eugene B. Reed                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Paul V. Riordan               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

John Rogers                   Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Brian S. Ronayne              Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Thomas S. Schinabeck          Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779




         (1)                           (2)                        (3)
Name and Principal            Positions and Offices        Positions and Offices
 Business Address                With Distributor             With Registrant

Edward L. Smith               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

David W. Spears               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

John A. Staley                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Colin B. Starks               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Jeffrey A. Stewart            Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

William C. Tustin             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Paul A. Uhlman                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Miles J. Wallace              Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

John F. Wallin                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard B. Watts              Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Edward J. Wojnarowski         Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Michael P. Wolff              Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Edward R. Bozek               Assistant Vice President,            --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Terri E. Bush                 Assistant Vice President,            --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Beth C. Dell                  Assistant Vice President,            --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779


         (1)                           (2)                        (3)
Name and Principal            Positions and Offices        Positions and Offices
 Business Address                With Distributor             With Registrant

David L. Immonen              Assistant Vice President,            --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Renee L. Martin               Assistant Vice President,            --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Robert M. Rossi               Assistant Vice President,            --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Denis McAuley                 Treasurer,                           --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Leslie K. Platt               Assistant Secretary,                 --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779


Item 30.    Location of Accounts and Records:

            All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

            Registrant                    Federated Investors Tower
            ..............................Pittsburgh, PA  15222-3779

            Federated Shareholder         P.O. Box 8600
            Services Company .............Boston, MA 02266-8600
            Transfer Agent, Dividend
            Disbursing Agent and
            Portfolio Recordkeeper

            Federated Management          Federated Investors Tower
            Investment Adviser            Pittsburgh, PA  15222-3779

            State Street Bank and         P.O. Box 8600
            Trust Company                 Boston, MA 02266-8600
            Custodian


Item 31.    Management Services:  Not applicable.

Item 32.    Undertakings:

            Registrant hereby undertakes to comply with the provisions of
            Section 16(c) of the 1940 Act with respect to removal of Trustees and the calling of special shareholder meetings by shareholders.

            Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                                   SIGNATURES

    Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, MONEY MARKET OBLIGATIONS TRUST II, certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 24th day of March, 1998.

                        MONEY MARKET OBLIGATIONS TRUST II

                  BY: /s/ Nicholas J. Seitanakis
                  Nicholas J. Seitanakis, Assistant Secretary
                  Attorney in Fact for John F. Donahue
                  March 24, 1998

    Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

    NAME                            TITLE                         DATE

By: /s/ Nicholas J. Seitanakis
    Nicholas J. Seitanakis        Attorney In Fact          March 24, 1998
    ASSISTANT SECRETARY           For the Persons
                                  Listed Below

    NAME                            TITLE

John F. Donahue*                  Chairman and Trustee
                                  (Chief Executive Officer)

J. Christopher Donahue*           President and Trustee

John W. McGonigle*                Treasurer and Executive Vice
                                  President
                                  (Principal Financial and
                                  Accounting Officer)

Thomas G. Bigley*                 Trustee

John T. Conroy, Jr.*              Trustee

Nicholas P. Constantakis*         Trustee

William J. Copeland*              Trustee

James E. Dowd*                    Trustee

Lawrence D. Ellis, M.D.*          Trustee

Edward L. Flaherty, Jr.*          Trustee

Peter E. Madden*                  Trustee

John E. Murray, Jr.*              Trustee

Wesley W. Posvar*                 Trustee

Marjorie P. Smuts*                Trustee

* By Power of Attorney